                                                             File Nos. 333-78245
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 11

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 68

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b) of Rule 485
   ---
    X   on May 1, 2003 pursuant to paragraph (b) of Rule 485
   ---
        60 days after filing pursuant to paragraph (a) (1) of Rule 485
   ---
        on (date) pursuant to paragraph (a) (1) of Rule 485
   ---
        this post-effective amendment designates a new effective
   ---  date for a previously filed post-effective amendment


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2002 as filed on or before March 30, 2003.

    CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                  BY FORM N-4


FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS

1                   Cover Page

2                   Special Terms

3                   Summary of Fees and Expenses; Summary of Contract Features

4                   Condensed Financial Information; Performance Information

5 Description of the Company, the Variable Account and The Underlying Investment Companies

6                   Charges and Deductions

7                   Description of the Contract -- The Accumulation Phase;
                    Annuitization - The Payout Phase

8                   Annuitization - The Payout Phase

9                   Description of the Contract - Accumulation Phase, G. Death
                    Benefit

10                  Payments; Computation of Values; Distribution

11 Surrender and Withdrawals; Surrender Charge; Charges and Deductions; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

14                  Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)

20                  Performance Information

21                  Annuity Benefit Payments

22                  Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS



This Prospectus provides important information about the Allmerica Select Reward variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) and by First Allmerica Financial Life Insurance Company (in New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity previously offered on both a group and individual basis. AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW CONTRACTS EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS.


PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2003 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 5 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                   EATON VANCE VARIABLE TRUST
AIT Core Equity Fund                                          Eaton Vance VT Floating-Rate Income Fund
AIT Equity Index Fund                                         Eaton Vance VT Worldwide Health Sciences Fund
AIT Government Bond Fund
AIT Money Market Fund                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIT Select Capital Appreciation Fund                          Fidelity VIP Contrafund-Registered Trademark-
AIT Select Growth Fund                                        Portfolio
AIT Select International Equity Fund                          Fidelity VIP Equity-Income Portfolio
AIT Select Investment Grade Income Fund                       Fidelity VIP Growth Portfolio
AIT Select Value Opportunity Fund                             Fidelity VIP Growth & Income Portfolio
                                                              Fidelity VIP High Income Portfolio
AIM VARIABLE INSURANCE FUNDS                                  Fidelity VIP Mid Cap Portfolio
(SERIES I SHARES)
AIM V.I. Aggressive Growth Fund                               FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIM V.I. Blue Chip Fund                                       (SERVICE CLASS 2)
AIM V.I. Premier Equity Fund                                  Fidelity VIP Value Strategies Portfolio
AIM VARIABLE INSURANCE FUNDS                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(SERIES II SHARES)                                            (CLASS 2)
AIM V.I. Basic Value Fund                                     FT VIP Franklin Large Cap Growth Securities Fund
AIM V.I. Capital Development Fund                             FT VIP Franklin Small Cap Fund
                                                              FT VIP Franklin Small Cap Value Securities Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS                           FT VIP Mutual Shares Securities Fund
SERIES FUND, INC.                                             FT VIP Templeton Foreign Securities Fund
AllianceBernstein Premier Growth Portfolio                    INVESCO VARIABLE INVESTMENT FUNDS, INC.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES                    INVESCO VIF-Dynamics Fund
FUND, INC. (CLASS B)                                          INVESCO VIF-Health Sciences Fund
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Technology Portfolio                        (CONTINUING TO THE NEXT PAGE)
AllianceBernstein Value Portfolio


THIS CONTRACT INCLUDES A PAYMENT CREDIT (OR BONUS) ENHANCEMENT FEATURE. EXPENSES FOR THIS CONTRACT MAY BE HIGHER THAN A CONTRACT WITHOUT A PAYMENT CREDIT. OVER TIME, THE AMOUNT OF THE PAYMENT CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PAYMENT CREDIT. YOU SHOULD CONSIDER THIS POSSIBILITY BEFORE PURCHASING THE CONTRACT.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2003

(CONT.)


JANUS ASPEN SERIES (SERVICE SHARES)                           PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Janus Aspen Growth and Income Portfolio                       Pioneer Fund VCT Portfolio
Janus Aspen Growth Portfolio                                  Pioneer Real Estate Shares VCT Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Mid Cap Growth Portfolio                          SCUDDER INVESTMENT VIT FUNDS
                                                              Scudder VIT EAFE Equity Index Fund
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-        Scudder VIT Small Cap Index Fund
(SERVICE CLASS)
MFS-Registered Trademark- Mid Cap Growth Series               SCUDDER VARIABLE SERIES II
MFS-Registered Trademark- New Discovery Series                Scudder Technology Growth Portfolio
MFS-Registered Trademark- Total Return Series                 SVS Dreman Financial Services Portfolio
MFS-Registered Trademark- Utilities Series                    T. ROWE PRICE INTERNATIONAL SERIES, INC.
OPPENHEIMER VARIABLE ACCOUNT FUNDS                            T. Rowe Price International Stock Portfolio
(SERVICE SHARES)
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Multiple Strategies Fund/VA



In most jurisdictions, values may be allocated to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received., The Guarantee Period Accounts, another investment option available in most jurisdictions, offer fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         6
SUMMARY OF FEES AND EXPENSES................................         8
SUMMARY OF CONTRACT FEATURES................................        13
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING FUNDS...........................................        18
INVESTMENT OBJECTIVES AND POLICIES..........................        19
PERFORMANCE INFORMATION.....................................        24
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.......        25
  PAYMENTS..................................................        25
  PAYMENT CREDITS...........................................        26
  COMPUTATION OF VALUES.....................................        26
        The Accumulation Unit...............................        26
        Net Investment Factor...............................        27
  RIGHT TO CANCEL...........................................        27
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        28
  TRANSFER PRIVILEGE........................................        28
        Asset Allocation Model Reallocations................        29
        Automatic Transfers (Dollar Cost Averaging).........        29
        Automatic Account Rebalancing.......................        29
  SURRENDER AND WITHDRAWALS.................................        30
        Systematic Withdrawals..............................        30
        Life Expectancy Distributions.......................        31
        Systematic Level Free of Surrender Charge Withdrawal
        Program.............................................        32
  DEATH BENEFIT.............................................        32
        Standard Death Benefit..............................        32
        Optional Enhanced Death Benefit Riders..............        33
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        33
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        33
  OPTIONAL ENHANCED EARNINGS RIDER..........................        34
  ASSIGNMENT................................................        34
ANNUITIZATION -- THE PAYOUT PHASE...........................        35
  ELECTING THE ANNUITY DATE.................................        35
  CHOOSING THE ANNUITY PAYOUT OPTION........................        35
        Fixed Annuity Payout Options........................        36
        Variable Annuity Payout Options.....................        36
  DESCRIPTION OF ANNUITY PAYOUT OPTIONS.....................        36
  VARIABLE ANNUITY BENEFIT PAYMENTS.........................        37
        The Annuity Unit....................................        37
        Determination of the First Annuity Benefit
        Payment.............................................        38
        Determination of the Number of Annuity Units........        38
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        38
        Payment of Annuity Benefit Payments.................        38
  TRANSFERS OF ANNUITY UNITS................................        39
  WITHDRAWALS AFTER THE ANNUITY DATE........................        39
        Calculation of Proportionate Reduction..............        40
        Calculation of Present Value........................        41
        Deferral of Withdrawals.............................        42
  REVERSAL OF ANNUITIZATION.................................        43
  NORRIS DECISION...........................................        43
CHARGES AND DEDUCTIONS......................................        44
  VARIABLE ACCOUNT DEDUCTIONS...............................        44
        Mortality and Expense Risk Charge...................        44

        Administrative Expense Charge.......................        44
        Other Charges.......................................        45
  CONTRACT FEE..............................................        45
  OPTIONAL RIDER CHARGES....................................        45
  PREMIUM TAXES.............................................        46
  SURRENDER CHARGE..........................................        46
        Calculation of Surrender Charge.....................        46
        Withdrawal Without Surrender Charge.................        47
        Effect of Withdrawal Without Surrender Charge
        Amount..............................................        50
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        51
  TRANSFER CHARGE...........................................        52
  WITHDRAWAL ADJUSTMENT CHARGE..............................        53
GUARANTEE PERIOD ACCOUNTS...................................        54
FEDERAL TAX CONSIDERATIONS..................................        56
  GENERAL...................................................        56
        The Company.........................................        56
        Diversification Requirements........................        56
        Owner Control.......................................        56
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        57
  TAXATION OF THE CONTRACT..................................        57
        In General..........................................        57
        Mandatory Distribution Requirements for Qualified
        Contracts...........................................        57
        Mandatory Distribution Requirements for
        Non-Qualified Contracts.............................        59
        Withdrawals Prior to Annuitization..................        59
        Annuity Payouts After Annuitization.................        59
        Partial Withdrawals After Annuitization.............        60
        Penalty on Early Distributions......................        60
        Assignments or Transfers............................        61
        Nonnatural Owners...................................        61
  TAX WITHHOLDING...........................................        61
  PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS.........        61
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        62
        Individual Retirement Annuities.....................        62
        Tax-Sheltered Annuities.............................        62
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        62
        Texas Optional Retirement Program...................        63
STATEMENTS AND REPORTS......................................        63
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        63
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        64
VOTING RIGHTS...............................................        64
DISTRIBUTION................................................        65
LEGAL MATTERS...............................................        65
FURTHER INFORMATION.........................................        65
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS........       B-1
APPENDIX C -- OPTIONAL ENHANCED EARNINGS RIDER..............       C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION...............       E-1
APPENDIX F -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS -- AFLIAC CONTRACTS ONLY...............       F-1
APPENDIX G -- EXAMPLES OF PRESENT VALUE WITHDRAWALS --
 FAFLIC CONTRACTS ONLY......................................       G-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
 CALCULATION................................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
 (M-GAP) RIDER (AFLIAC CONTRACTS ONLY)......................         7
PERFORMANCE INFORMATION.....................................         9
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date. The Accumulated Value includes all Payment Credits applied to the Contract.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.


ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. For Contracts issued by Allmerica Financial Life Insurance and Annuity Company, this date must be at least two years after the issue date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday. For Contracts issued by First Allmerica Financial Life Insurance Company, this date must be at least one year after the issue date and may not be later than the oldest Owner's 90th birthday.


ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.


COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") for Contracts issued in all jurisdictions except New York and to First Allmerica Financial Life Insurance Company ("First Allmerica") for Contracts issued in New York.


CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the issue date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals that exceed the Withdrawal Without Surrender Charge amount.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

PAYMENT CREDIT: an amount added to the Contract by the Company when a payment is made to the Contract. The amount will be a specified percentage of the payment.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), MFS-Registered Trademark- Variable Insurance Trust-SM- (the "MFS-Registered Trademark- Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Investment VIT Funds ("Scudder VIT"), Scudder Variable Series II ("SVS II"), T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Allmerica Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Select Reward Contract. The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES


TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.



                                                                         MAXIMUM
                                                                         CHARGE
SURRENDER CHARGE(1):
  (as a percentage of payments withdrawn)                                 8.5%

TRANSFER CHARGE(2):                                           $0 on the first 12 transfers
                                                              in a Contract year. Up to $25
                                                                for subsequent transfers.


(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or reversal of annuitization. The charge is a percentage ranging from 8.5% to 1.5% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

COMPLETE YEARS FROM
  DATE OF PAYMENT            CHARGE
-------------------         --------
    Less than 4               8.5%
    Less than 5               7.5%
    Less than 6               6.5%
    Less than 7               5.5%
    Less than 8               3.5%
    Less than 9               1.5%
    Thereafter                  0

(2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.



                                                              NEW YORK      OTHER
                                                              CONTRACTS   CONTRACTS
ANNUAL CONTRACT FEE:(1)                                         $30         $35

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES: (on an annual basis as a percentage of average daily net assets)
  Mortality and Expense Risk Charge:                            1.25%       1.40%
  Administrative Expense Charge                                 0.15%       0.15%
                                                              -------     -------
  Total Annual Expenses:                                        1.40%       1.55%

OPTIONAL RIDER CHARGES (The following optional riders are not available in New York):

The charge for these riders on an annual basis as a percentage of Accumulated Value is:

Enhanced Earnings Rider (EER) Rider                                         0.25%
Enhanced Death Benefit (EDB) Riders
  Annual Step-up With 5% Yield EDB Rider (Form 3263-99)                     0.25%
  15% Breakthrough EDB Rider (Form 3241-01)                                 0.25%
  15% Breakthrough EDB Rider (Form 3316-02)(2)                              0.25%
  10% Breakthrough EDB Rider (Form 3315-02)(2)                              0.30%
  Annual Step-Up With 5% Yield EDB Rider (Form 3312-02; Form
    3311-02 in Texas)(2)                                                    0.35%
  15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)(2)                0.35%
  10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)(2)                0.40%
  Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)(2)                  0.50%

Minimum Guaranteed Annuity Payout (M-GAP) Riders(3)
  M-GAP Rider with a 15-year waiting period                                 0.20%
  M-GAP Rider with a 10- year waiting period                                0.35%

  WITHDRAWAL ADJUSTMENT CHARGE(4) -- The AIR or interest rate used to determine annuity benefit payments when a withdrawal is taken after annuitization but within 5 years of the Issue Date is increased by one of the following adjustments:

  Adjustment to AIR or Interest Rate:
  If 15 or more years of annuity payments are being valued,
    the increase is:                                            1.00%       1.00%
  If 10-14 years of annuity payments are being valued, the
    increase is:                                                1.00%       1.50%
  If less than 10 years of annuity payments is being valued,
    the increase is:                                            1.00%       2.50%


(1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $75,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The fee may be lower in some jurisdictions; see the Specification Page of your contract.

(2)Total rider charges will be reduced by 0.5% if both the Enhanced Earnings Rider and this Enhanced Death Benefit Rider are in effect simultaneously.

(3)M-GAP riders were not offered after 1/31/02. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.


(4)During the Annuity Payout Phase and subject to certain limitations, you may request withdrawals that will result in a calculation by the Company of the Present Value of future annuity payments. For withdrawals taken within 5 years of the Issue Date, the Assumed Investment Return ("AIR") you have chosen (in the case of a variable annuity payout option) or the interest rate (in the case of a fixed annuity payout option) used to determine the Present Value is increased by the applicable Withdrawal Adjustment Charge shown above in the table. The increase to the AIR or the interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "VARIABLE ANNUITY BENEFIT PAYMENTS" and "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE for additional information.


                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS


TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIO COMPANIES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.



       TOTAL ANNUAL FUND OPERATING EXPENSES                  MINIMUM                  MAXIMUM
       ------------------------------------                  -------                  -------
Expenses that are deducted from Underlying              Annual charge of      Annual charge of 2.50%
Portfolio assets, including management fees,           0.50%(1) of average     of average daily net
distribution and/or service (12b-1 fees) and other      daily net assets              assets
expenses.
(1) Through December 31, 2003, Allmerica Financial Investment Management Services, Inc. (the
"Manager") has declared a voluntary expense limitation of 0.60% for the AIT Money Market Fund. The total operating expenses of this Fund were less than its expense limitation throughout 2002.

The declaration of a voluntary management fee or expense limitation in any year does not bind the
Manager to declare future expense limitations with respect to this Fund. The limitations may be terminated at any time.


Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information below is based on expenses as a percentage of average net assets for the year ended December 31, 2002, as adjusted for any material changes. The Underlying Fund information is based on information provided by the Underlying Fund and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONTRACTS ISSUED IN ALL STATES EXCEPT NEW YORK (AFLIAC CONTRACTS)


MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider at 0.25% and the Annual Step-up with 7% Yield EDB Rider (Form 3313-02) at 0.50% (for a combined charge of 0.70% with the 0.05%
discount). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the maximum total operating
expenses                                   $1,190     $2,130     $2,990     $4,720


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the maximum total operating
expenses                                    $464      $1,398     $2,339     $4,720


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the underlying funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the of the applicable time period:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the minimum total operating
expenses                                    $945      $1,411     $1,794     $2,259


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the minimum total operating
expenses                                    $196       $608      $1,044     $2,259



CONTRACTS ISSUED IN NEW YORK (FAFLIC CONTRACTS)


MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the of the applicable time period:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the maximum total operating
expenses                                   $1,190     $2,130     $2,990     $4,720

(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the maximum total operating
expenses                                    $464      $1,398     $2,339     $4,720


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the minimum total operating
expenses                                    $945      $1,411     $1,794     $2,259


(2) If you do NOT surrender your Contract or you annuitize at the end of the applicable time period:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Fund with the minimum total operating
expenses                                    $196      $  608     $1,044     $2,259

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA SELECT REWARD VARIABLE ANNUITY?


The Allmerica Select Reward variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:


    - a customized investment portfolio;

    - a Payment Credit equal to 5% of your payment, added to the Contract's Accumulated Value as soon as your payment is applied;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases; and

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?


The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate any payment to the combination of portfolios of securities (Underlying Funds) under your Contract and, in most jurisdictions, to the Guarantee Period Accounts and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?


If you or a Joint Owner die before the Annuity Date and you did not elect an Enhanced Death Benefit Rider at issue, a standard death benefit will be paid to the beneficiary. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) For a discussion of the available Enhanced Death Benefit Riders, see APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS. In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see APPENDIX C -- OPTIONAL ENHANCED EARNINGS RIDER.


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than two years after the Issue Date in all jurisdictions except New York where payments may begin one year after purchasing the Contract; and


    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.


Under certain annuity payout options, you may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be available each calendar year will differ depending upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). For more information, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.


WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (under Contracts issued in all jurisdictions except New York) and First Allmerica Financial Life Insurance Company (under New York Contracts.) Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:


    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $5,000 minimum ($2,000 for IRA's) for your initial payment and a $50 minimum for any additional payments. A lower initial payment may be permitted where monthly payments are being forwarded directly from a financial institution. A minimum of $1,000 is always required to establish a Guarantee Period Account.

Each time you make a payment, you will receive a Payment Credit equal to 5% of your payment. This Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its

"Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT ARE MY INVESTMENT CHOICES?


You may choose among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California, where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. During the accumulation phase, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The Withdrawal Without Surrender Charge Amount in each calendar year will be the greater of:

    (1) 100% of Cumulative Earnings (excluding Payment Credits); or

    (2) 15% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces.

For a detailed discussion of how the Withdrawal Without Surrender Charge Amount is calculated, please see CHARGES AND DEDUCTIONS, "SURRENDER CHARGE."

Each calendar year, the Owner of a qualified Contract or a Contract issued under a Section 457 Deferred Compensation Plan may take without a surrender charge the Withdrawal Without Surrender Charge Amount described above or, if greater, an amount calculated by the Company based on his or her life expectancy

In addition, WHERE PERMITTED BY LAW, the Company will waive surrender charges if, after the Contract is issued:

    - you become disabled before you attain age 65; or

    - you are diagnosed with a fatal illness or are confined in a medical care facility for the later of 90 consecutive days or one year after the Issue Date.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted, less the Payment Credit(s). However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted, less any Payment Credit(s). See "RIGHT TO CANCEL" under DESCRIPTION OF THE
CONTRACT -- THE ACCUMULATION PHASE.

Each time you make a payment, you will receive a Payment Credit equal to 5% of the payment. The Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the

"Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL" under DESCRIPTION OF THE
CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                            AND THE UNDERLYING FUNDS



THE COMPANIES. First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica, which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of AFC, and First Allmerica became a direct subsidiary of Allmerica Financial. The principal office of the Companies is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").



The Companies are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Companies are subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate. As of December 31, 2002, Allmerica Financial and its subsidiaries had over $20.6 billion in combined assets and over $33.6 billion of life insurance in force, and First Allmerica had over $5.1 billion in assets and over $8.4 billion of life insurance in force.



ALLMERICA SELECT SEPARATE ACCOUNT. Each Company maintains a separate account called the Allmerica Select Separate Account (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on March 5, 1992 and the Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.



The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.


UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.



A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.



MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.



ALLMERICA INVESTMENT TRUST (SERVICE SHARES)


ADVISER: ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.



AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.


AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.


AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.


AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)


ADVISER: A I M ADVISORS, INC.



AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

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AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.


AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. Income is a secondary objective.



AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)


ADVISER: A I M ADVISORS, INC.


AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


ADVISER: ALLIANCE CAPITAL MANAGEMENT L.P.



ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO -- seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities in a small number (40-50) of intensely researched U.S. companies.



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)


ADVISER: ALLIANCE CAPITAL MANAGEMENT L.P.



ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.



ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies.



ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.



ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.



EATON VANCE VARIABLE TRUST


ADVISER: EATON VANCE MANAGEMENT


EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND -- seeks long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund invests at least 80% of total assets in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that industry.

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FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS


ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY



FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation.



FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.



FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation.



FIDELITY VIP GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation.



FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital.



FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital.



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)


ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY



FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. Normally investing primarily in common stocks, in companies that it believes are under-valued in the market place in relation to factors such as assets, earnings, sales, or growth companies (stocks of these companies are often called "value" stocks).



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


ADVISER:FRANKLIN ADVISERS, INC. -- FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
        FUND AND FT VIP FRANKLIN SMALL CAP FUND



ADVISER:FRANKLIN ADVISORY SERVICES, LLC -- FT VIP FRANKLIN SMALL CAP VALUE
        SECURITIES FUND



ADVISER:FRANKLIN MUTUAL ADVISERS, LLC -- FT VIP MUTUAL SHARES SECURITIES FUND



ADVISER:TEMPLETON INVESTMENT COUNSEL, LLC -- FT VIP TEMPLETON FOREIGN SECURITIES
        FUND


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. Under normal market conditions, the Fund invests primarily in investments of large capitalization companies with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding
(i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.


FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO -- seeks long-term total return. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market capitalization values not exceeding $2.5 billion, at the time of purchase.



FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity and debt securities including high yield, lower-rated securities of U.S. companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in equity securities of companies located outside the U.S., including those in emerging markets.

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INVESCO VARIABLE INVESTMENT FUNDS, INC.


ADVISER: INVESCO FUNDS GROUP, INC.



INVESCO VIF -- DYNAMICS FUND -- seeks long-term capital growth. The Fund invests at least 65% of its net assets in common stocks of mid-sized companies.



INVESCO VIF -- HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care.



JANUS ASPEN SERIES (SERVICE SHARES)


ADVISER: JANUS CAPITAL



JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.



JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.



JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital.



JANUS ASPEN MID CAP GROWTH PORTFOLIO -- seeks long-term growth of capital. This Portfolio formerly was known as the Janus Aspen Aggressive Growth Portfolio.



MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- (SERVICE CLASS)


ADVISER: MFS INVESTMENT MANAGEMENT-REGISTERED TRADEMARK-


MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)


ADVISER: OPPENHEIMERFUNDS, INC.



OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.



OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.



OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in high-yield fixed-income securities.



OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return, (which includes growth in the value of its shares as well as current income), from equity and debt securities. This Fund formerly was known as the Oppenheimer Main Street Growth & Income Fund/VA.

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OPPENHEIMER MULTIPLE STRATEGIES FUND/VA -- seeks a total investment return, which includes current income and capital appreciation in the value of its shares.



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)


ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.



PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and capital growth.



PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.



SCUDDER INVESTMENT VIT FUNDS


ADVISER: DEUTSCHE ASSET MANAGEMENT, INC.



SCUDDER VIT EAFE EQUITY INDEX FUND -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark- Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index.



SCUDDER VIT SMALL CAP INDEX FUND -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index.



SCUDDER VARIABLE SERIES II


ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation.


T. ROWE PRICE INTERNATIONAL SERIES, INC.


ADVISER: T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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                            PERFORMANCE INFORMATION



This Contract was first offered to the public in 1999. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise total return and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the Statement of Additional Information.


The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then annualized by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The effective yield calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

    (1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company (A.M. Best), Moody's Investors Service (Moody's), Standard & Poor's Insurance Rating Services (S&P) and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

             DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE


AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW CONTRACTS EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES.



This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.


PAYMENTS


The latest Issue Date is the day prior to the 86th birthday of the oldest Owner, or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application and/or signature. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers. (Note: Throughout this Prospectus, the terms "payment(s)" and "gross payment(s)" refer solely to monies the Owner submits to the Company to be applied to the Contract. These terms do not include any Payment Credits allocated to the Contract by the Company.)


Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.

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Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocation instructions for future payments by notifying the Company.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" under "TRANSFER PRIVILEGE" below.

PAYMENT CREDITS

A Payment Credit will be added to the Contract's Accumulated Value each time a payment is made. The Payment Credit is funded from the Company's General Account and is currently equal to 5% of each payment received. The Company guarantees that the Payment Credit will never be less than 5%. Payment Credits are not considered to be "investment in the contract" for income tax purposes. (See FEDERAL TAX CONSIDERATIONS).

Each Payment Credit is immediately allocated among the investment options in the same proportions as the applicable payment. However, if you cancel the Contract under its "Right to Examine" provision, the amount refunded to you will be reduced by the amount of the Payment Credit(s). If the applicable "Right to Examine" provision in your state provides that you will receive the adjusted Accumulated Value of the Contract, this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "RIGHT TO CANCEL," below.

The Company uses a portion of the mortality and expense risk charge and surrender charge to help recover the expenses associated with the Payment Credit under this Contract. See CHARGES AND DEDUCTIONS. Under certain circumstances (such as a period of poor market performance) a contract without a Payment Credit (or a bonus) may provide greater values than this Contract, which contains the Payment Credit. In addition, due to the generally larger surrender charge for a contract with a Payment Credit, an annuity contract without a Payment Credit may provide greater values upon surrender than a Contract that contains the Payment Credit. You should consider these possibilities before purchasing the Contract.

COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

    (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

    (2) adding together the values of each Sub-Account, and

    (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of

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Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment and Payment Credit allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment and Payment Credit will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses, and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and
(4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;


    (3) is a charge for mortality and expense risks equal to 1.25% on Contracts issued by Allmerica Financial and 1.40% on Contracts issued by First Allmerica on an annual basis of the daily value of the Sub-Account's assets; and


    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of (a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Accumulated Value plus all fees and charges and less any payment Credits, and the Contract will be void from the beginning.

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Each time you make a payment, you receive a Payment Credit equal to 5% of the payment. If you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

TELEPHONE TRANSACTIONS PRIVILEGE


Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.


The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE


Prior to the Annuity Date and subject to the market timing limitations described above under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE the Owner may transfer amounts among available investment options at any time upon written or telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.


Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

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ASSET ALLOCATION MODEL REALLOCATIONS.  If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties that provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from the Fixed Account or the Sub-Accounts investing in the AIT Money Market Fund and the AIT Select Investment Grade Income Fund ("source accounts"). You may elect automatic transfers to one or more Sub-Accounts, subject to the following:

    - the predetermined dollar amount may not be less than $100;

    - the periodic basis may be monthly, quarterly, semi-annually or annually;

    - automatic transfers may not be made into the selected source account, the Fixed Account, or the Guarantee Period Accounts; and if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically instruct the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

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Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in
effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

SURRENDERS AND WITHDRAWALS


Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender on a Company approved form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date, on which the request and the Contract are received at the Principal Office.



In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100.


A surrender charge, a Contract fee and, if applicable, a rider charge, may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value without any applicable surrender charge; see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.


The surrender and withdrawal rights of Owners who are participants under
Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" Tax-Sheltered Annuities" under FEDERAL TAX CONSIDERATIONS.


For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about Withdrawals after the Annuity Date, see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly,

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bimonthly, quarterly, semi-annually or annually). Systematic withdrawals from
Guarantee Period Accounts are not available. The Owner may request:

    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 16 days after the Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

Systematic withdrawals will first be taken from amounts available as a "Withdrawal Without Surrender Charge" (see "SURRENDER CHARGE" "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge; and last, from Payment Credits. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.


The minimum amount of each automatic withdrawal is $100 and, except under New York Contracts, the Accumulated Value immediately following the withdrawal may not be reduced to less than $1,000. If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.


LIFE EXPECTANCY DISTRIBUTIONS (for Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only) Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge, based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue

Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "TAXATION OF THE CONTRACT" under FEDERAL TAX CONSIDERATIONS. IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE SUBSTANTIALLY EQUAL PERIODIC PAYMENT DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.

SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may preauthorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under this program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender charge is ever applied to withdrawals made under this program, the periodic withdrawals in any calendar year are limited to 15% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.

The program will automatically terminate if a withdrawal that is not part of this program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.

DEATH BENEFIT

A death benefit is payable if the Owner or the first of either Joint Owner dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid.


The standard death benefit under Contracts issued by Allmerica Financial Life Insurance and Annuity Company is equal to the greater of:


    (a) the Contract's Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; and

    (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.


The standard death benefit under Contracts issued by First Allmerica Financial Life Insurance Company is equal to the GREATEST of:



    (a) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork;



    (b) gross payments, proportionately reduced to reflect withdrawals; and


    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For each withdrawal under (b) or (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value immediately prior to the withdrawal by the following fraction:



                          Amount of the withdrawal
              ------------------------------------------------
           Accumulated Value immediately prior to the withdrawal

OPTIONAL ENHANCED DEATH BENEFIT RIDERS (NOT AVAILABLE UNDER NEW YORK
CONTRACTS). When applying for the Contract, an Owner may elect one of the available optional Enhanced Death Benefit (EDB) Riders as long as the oldest Owner has not yet attained age 80 (a later age may apply to certain Riders as specified in APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS). A separate charge for an EDB Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For more information about the benefits available under each of the EDB Riders, see APPENDIX B -- OPTIONAL ENHANCED DEATH BENEFIT RIDERS. For specific charges and more detail, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.


PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of the death certificate and all necessary claim paperwork at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the AIT Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

    (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account; and

    (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Sub-Account.

The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in

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the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER


An optional Enhanced Earnings Rider (EER) may have been elected at issue for a separate monthly charge (See, "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.) This Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner, or an Annuitant if the Owner is a nonnatural person, dies prior to the Annuity Date. For a discussion of the benefits and conditions of the Rider, see
APPENDIX C -- OPTIONAL ENHANCED EARNINGS RIDER.


ASSIGNMENT


The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

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                       ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur;

    - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "VARIABLE ANNUITY BENEFIT PAYMENTS" below for details); and

    - to elect to have the Death Benefit applied under any annuity payout option not extending beyond the beneficiary's life expectancy. The beneficiary may not change such an election.

ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:


    - may not be earlier than the second Contract Anniversary (except under New York Contracts where you may annuitize on or after the first Contract Anniversary); and



    - must occur before the Owner's 99th birthday (before age 90 under New York Contracts).



If the Owner does not select an Annuity Date, the default Annuity Date will be
(a) one month before the Owner's 85th birthday (for Contracts issued prior to or on the Owner's 76th birthday) or (b) the Issue Date plus 10 years (for Contracts issued after the Owner's 76th birthday). In no event, however, will the default Annuity Date be later than the latest possible Annuity Date under the Contract.



If there are Joint Owners, the age of the OLDER Owner will determine the latest possible Annuity Date and the default Annuity Date under New York Contracts. In all other jurisdictions, the age of the YOUNGER Owner will determine the latest possible Annuity Date and the default Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.


TAX CONSIDERATIONS RELATING TO THE ANNUITY DATE. If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option. (Under New York Contracts monthly benefit payments will be made under a variable Life with 10 Year Period Certain annuity payout option.) The annuity payout option selected must result in an initial payment of at least $50 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.


FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. See the Contract for more specific information about fixed annuity payout options.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments during the Annuitant's life. Thereafter, any excess of the originally applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (1) a discount factor equivalent to the AIR and

    (2) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR, and will decrease more rapidly during periods when investment performance is less than the AIR. The election of an AIR that is significantly higher or lower than prevailing investment returns could affect the treatment of annuity payments under a Contract with regard to (i) compliance with the "substantially equal payment" exception to the penalty for withdrawals from a Contract prior to age 59 1/2, (ii) compliance with the minimum distribution requirements of the Code applicable to qualified Contracts, and/or
(iii) compliance with the death benefit distribution requirements of the Code applicable to non-qualified Contracts. The Owner should carefully review the selection of the AIR with his/ her tax adviser. See also FEDERAL TAX CONSIDERATIONS for further information.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;

    - gender of the Annuitant (if applicable, see "NORRIS DECISION");

    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying:

    (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

    (2) the applicable amount of the first monthly payment per $1,000 of value.


Notwithstanding the above, annuity benefit payments at the time of annuitization under a New York Contract will not be less than those that would have been provided by the application of an Annuity Value equal to an amount required to purchase any single consideration immediate annuity contract offered by the Company at the same time to the same class of annuitants.


DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining guaranteed payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

TRANSFERS OF ANNUITY UNITS


After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. Transfers will be subject to the same market timing restrictions discussed under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.


Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.

Automatic Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WITHDRAWALS AFTER THE ANNUITY DATE


WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "PARTIAL WITHDRAWALS AFTER ANNUITIZATION" UNDER "TAXATION OF THE CONTRACT" IN THE FEDERAL TAX CONSIDERATIONS SECTION.



After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. (Under New York Contracts, this right is only available to an Owner receiving annuity benefit payments under a period certain option.) The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.


The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See Calculation of Proportionate Reduction, below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

PAYMENT WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS (NOT AVAILABLE UNDER NEW YORK CONTRACTS)

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.


PAYMENT AND PRESENT VALUE WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS (NOT AVAILABLE UNDER NEW YORK CONTRACTS)


The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.


The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then current present value of the remaining guaranteed annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments). If the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.


PRESENT VALUE WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS

The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

    - PAYMENT WITHDRAWALS (NOT AVAILABLE UNDER NEW YORK CONTRACTS). Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

     Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                     Amount of the variable withdrawal
              -----------------------------------------------
          Present value of all remaining variable annuity benefit
                payments immediately prior to the withdrawal

     Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

     If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.


    - PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under a Period Certain annuity payout option. Under this option the Owner may make multiple Present Value Withdrawals in each calendar year. In addition, except under New York Contracts, if a Life with Period Certain or Life with Cash Back annuity payout option is elected, the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments.


     Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                     Amount of the variable withdrawal
              -----------------------------------------------
           Present value of remaining guaranteed variable annuity
            benefit payments immediately prior to the withdrawal

     Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

     Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

     If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.


CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by a "Withdrawal Adjustment Charge." Except under New York Contracts where the Withdrawal Adjustment Charge is 1%, the charge will range from 2% to 1% based on the following:


    - 15 or more years of annuity benefit payments being valued --         1.00%

    - 10-14 years of annuity benefit payments being valued --              1.50%

    - Less than 10 years of annuity benefit payments being valued --       2.00%

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX F -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:


    (1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date. (For Owners who elected the M-GAP Rider prior to its discontinuance on January 31, 2002 (see "DISCONTINUATION OF THE OPTIONAL M-GAP RIDER" in the SAI) and who exercise their rights under that Rider at annuitization, the value applied to the Fixed Account upon reversal of annuitization will not include any excess value of the M-GAP Benefit Base over the Annuity Value.)


    (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

    (3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. Surrender charges may apply to these withdrawals and there may be adverse tax consequences. (The IRS has generally recognized the rescission of sales or other transactions resulting in the receipt of taxable payments as effective retroactively only if all of the following events have taken place within a single taxable year: the initial transaction, the receipt of all taxable payments, the rescission of the transaction and the repayment of all the amounts received.) The Owner should carefully review the tax considerations applicable to a reversal of annuitization with his/her tax adviser before taking such action. See also FEDERAL TAX CONSIDERATIONS for further information.


If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option. (Under New York Contracts, payments will begin under a variable Period Certain annuity payout option.)


NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. The Company uses a portion of the mortality and expense risk charge and the surrender charge described below to recover expenses associated with the Payment Credit. Even though the Payment Credit is credited during the accumulation phase only, the mortality and expense risk charge applies during both the accumulation phase and the annuity payout phase. The Company expects to make a profit from the charges it makes to recover the expenses of the Payment Credit. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.25% (1.40% under New York Contracts) of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.


If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses, and to partially recover the expenses associated with the Payment Credit.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain information concerning expenses and should be read in conjunction with this Prospectus.


CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available.

Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the Issue Date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Funds; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers a number of riders that are only available if elected by the Owner at issue. A separate monthly charge is made for each Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

CHARGE FOR THE ENHANCED DEATH BENEFIT (EDB) RIDERS: The applicable charge for each of the following Riders is assessed on the Accumulated Value on the last day of each Contract month, multiplied by 1/12th of the following annual percentage rates:

Annual Step-up With 5% Yield Enhanced Death Benefit (EDB)
  Rider (Form 3263-99)......................................  0.25%
15% Breakthrough EDB Rider (Form 3241-01)...................  0.25%
15% Breakthrough EDB Rider (Form 3316-02)*..................  0.25%
10% Breakthrough EDB Rider (Form 3315-02)*..................  0.30%
Annual Step-Up With 5% Yield EDB Rider (Form 3312-02) (in
  Texas Form 3311-02)*......................................  0.35%
15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)*....  0.35%
10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)*....  0.40%
Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)*......  0.50%

* If this Rider is in effect simultaneously with the Enhanced Earnings Rider, the total aggregate charge will be reduced by 0.05%.

CHARGE FOR THE ENHANCED EARNINGS RIDER (EER): The Company will assess a monthly rider charge for the EER, which will be deducted Pro Rata on the last day of each Contract Month prior to the Annuity Date. The monthly rider charge will be equal to 1/12th of 0.25% of the Accumulated Value on that date. If the EER is in effect simultaneously with one of the referenced Enhanced Death Benefit Riders (see table above), the total aggregate charge for the Riders will be reduced by 0.05%.

For a description of the Riders, see APPENDIX B -- "OPTIONAL ENHANCED DEATH BENEFIT RIDERS" and APPENDIX C -- OPTIONAL ENHANCED EARNINGS RIDER.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER: If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following annual charges apply:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  15-year waiting period....................................  0.20%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
  10-year waiting period....................................  0.35%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. The Company uses a portion of the surrender charge to recover expenses associated with the Payment Credit.

CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

    - The amount available under the Withdrawal Without Surrender Charge provision, described below;

    - Old Payments -- total payments invested in the Contract for more than nine years;

    - New Payments -- payments received by the Company during the nine years preceding the date of the surrender or withdrawal; and

    - Payment Credits.

Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The following surrender charge table outlines these charges:

   COMPLETE
  YEARS FROM
DATE OF PAYMENT  CHARGE
---------------  ------
  Less than 4     8.5%
  Less than 5     7.5%
  Less than 6     6.5%
  Less than 7     5.5%
  Less than 8     3.5%
  Less than 9     1.5%
  Thereafter       0

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.

The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see "WITHDRAWALS AFTER THE ANNUITY DATE" under ANNUITIZATION -- THE PAYOUT PHASE.) In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.

WITHDRAWAL WITHOUT SURRENDER CHARGE: Each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to the greater of A or B where:

        A is earnings at the time of withdrawal excluding Payment Credits and

        B is 15% times (X less Y)* less Z where:

            X is the total gross payments made to the contract

            Y is any previous withdrawals that exceed the WWSC amount

            Z is any previous WWSC amount withdrawn in the same CALENDAR year

            * In the contract, X less Y is referred to as the Gross Payment Base

To illustrate how this works assume the following:

    - The issue date is February 1, 2000.

    - The initial payment to the contract is $100,000.

    - No subsequent payments are made to the contract.

THE OWNER MAKES THE FOLLOWING WITHDRAWALS:

                                     DATE OF       CONTRACT YEAR IN WHICH   EARNINGS AT THE TIME   AMOUNT OF
                                    WITHDRAWAL        WITHDRAWAL MADE          OF WITHDRAWAL       WITHDRAWAL
                                  --------------   ----------------------   --------------------   ----------
Withdrawal #1...................  April 1, 2000              1st                   $2,000           $ 8,000

Withdrawal #2...................  August 1, 2000             1st                   $3,680           $ 8,000

Withdrawal #3...................  April 1, 2001              2nd                   $7,414           $15,000

Withdrawal #4...................  August 1, 2001             2nd                   $3,404           $ 2,000

WITHDRAWAL #1

First, determine the WWSC amount available at the time of the withdrawal:

        A is $2,000

        B is 15% times (X less Y) less Z where:

        X is $100,000

        Y is $0 (no previous withdrawals have been made)

        Z is $0 (no previous withdrawals have been made)

        15% times ($100,000 less $0) less $0 =

        15% times ($100,000) less $0 =

        $15,000 less $0 = $15,000

The greater of A or B is $15,000. This is the available WWSC amount at the time of Withdrawal #1

Second, compare the amount withdrawn to the available WWSC amount:

        Withdrawal #1 of $8,000 is less than the WWSC amount of $15,000. Thus, it is not subject to surrender charges.

WITHDRAWAL #2

First, determine the WWSC amount available at the time of the withdrawal:

        A is $3,680

        B is 15% times (X less Y) less Z where:

            X is $100,000

            Y is $0 (Withdrawal #1, did not exceed the WWSC amount)

            Z is $8,000 (Withdrawal #1 was made in the same CALENDAR year)

            15% times ($100,000 less $0) less $8,000 =

            15% times ($100,000) less $8,000 =

            $15,000 less $8,000 = $7,000

The greater of A or B is $7,000. This is the available WWSC amount at the time of Withdrawal #2.

Second, compare the amount withdrawn to the available WWSC amount:

        Withdrawal #2 of $8,000 exceeds the available WWSC amount of $7,000. Only $7,000 of

        Withdrawal #2 is part of the WWSC amount and $1,000 exceeds the WWSC amount.

WITHDRAWAL #3

First, determine the WWSC amount available at the time of the withdrawal:

        A is $7,414

        B is 15% times (X less Y) less Z where:

            X is $100,000

            Y is $1,000 ($1,000 of Withdrawal #2 exceeded the WWSC amount)

            Z is $0 (This is the first withdrawal of this CALENDAR year)

            15% times ($100,000 less $1,000) less $0 =

            15% times ($99,000) less $0 =

            $14,850 less $0 = $14,850

The greater of A or B is $14,850. This is the available WWSC amount at the time of Withdrawal #3.

Second, compare the amount withdrawn to the available WWSC amount:

        Withdrawal #3 of $15,000 exceeds the available WWSC amount of $14,850. Only $14,850 of

        Withdrawal #3 is part of the WWSC amount and $150.00 exceeds the WWSC amount.

WITHDRAWAL #4

First, determine the WWSC amount available at the time of the withdrawal:

        A is $3,404

        B is 15% times (X less Y) less Z where:

            X is $100,000

            Y is $1,150 ($1,000 of Withdrawal #2 and $150 of Withdrawal #3 exceeded the WWSC amount)

            Z is $14,850 (Withdrawal #3 was made in the same CALENDAR year. $14,850 of the total withdrawal of 15,000 was a withdrawal of the WWSC amount.)

            15% times ($100,000 less $1,150) less $14,850 =

            15% times ($98,850) less $14,850 =

            $14,827.50 less $14,850 = $-22.50

The greater of A or B is $3,404. This is the available WWSC amount at the time of Withdrawal #4.

Second, compare the amount withdrawn to the available WWSC amount:

        Withdrawal #4 of $2,000 is less than the available WWSC amount of $3,404. Thus it, is not subject to surrender charges.

IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 15% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.

EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT. When a withdrawal is taken, the Company initially determines the Withdrawal Without Surrender Charge Amount in the following order:

- The Company first deducts the Withdrawal Without Surrender Charge Amount from Cumulative Earnings.

- If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

- If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn.

After the entire Withdrawal Without Surrender Charge Amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

    - First from Old Payments.

       - The surrender charge table is applicable, but because Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

    - Second from New Payments.

       - The surrender charge table is applicable.

       - Payments are now withdrawn from this category on a first-in-first-out
         (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.

    - Third from Payment Credits.

       - The surrender charge table is not applicable to the withdrawal of Payment Credits.

For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of (a), (b) and (c) where (a) and
(b) are the same as above and (c) is the amount available as a Life Expectancy Distribution less any Withdrawal Without Surrender Charge taken during the same calendar year. (see "Life Expectancy Distributions" under DESCRIPTION OF THE CONTACT -- THE ACCUMULATION PHASE.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and see FEDERAL TAX CONSIDERATIONS.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

    (1) admitted to a medical care facility after becoming the Owner or Annuitant under the Contract and remains confined there until the later of one year after the Issue Date or 90 consecutive days; or

    (2) first diagnosed by a licensed physician as having a fatal illness after the Issue Date of the Contract and after being named Owner or Annuitant.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting. "Fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis. "Physician" means a person (other than the Owner, Annuitant or a member of one of their families) who is state licensed to give medical care or treatment and is acting within the scope of that license. Physically disabled means that the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

    - the size and type of group or class, and the persistency expected from that group or class;

    - the total amount of payments to be received, and the manner in which payments are remitted;

    - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

    - other transactions where sales expenses are likely to be reduced; or

    - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals ("eligible persons"):

    - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

    - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds;

    - investment managers or sub-advisers of the Underlying Funds; and

    - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

In addition, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF

THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

WITHDRAWAL ADJUSTMENT CHARGE

After the Annuity Date, a withdrawal will result in a calculation by the Company of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. The present value is calculated based on the Annuity 2000 Mortality Table (male, female or unisex rates as appropriate). If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by one of the following adjustments:


15 or more years of annuity benefit payments being
  valued -- ................................................  1.00%
10-14 years of annuity benefit payments being valued --
  (1.00% in N.Y.) ..........................................  1.50%
Less than 10 years of annuity benefit payments being
  valued -- (1.00% in N.Y.) ................................  2.00%


The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For more information see "WITHDRAWALS AFTER THE ANNUITY DATE," under ANNUITIZATION -- THE PAYOUT PHASE.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in New York, Oregon, Maryland, and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]TO THE POWER OF n/365- 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.


Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited; however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.



PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, less any Contract fees or charges that are applicable to the Guarantee Period Accounts. The required amount will then be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner, in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.



WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth in "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.



In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn. If a surrender charge applies to the withdrawal, it will be calculated as set forth under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract and on withdrawals, surrenders, or annuity benefit payments from a Contract will depend upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account. The Company intends that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of
Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS


From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.



TAXATION OF THE CONTRACT


IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS.  Under
Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age
70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.) The temporary regulations under
Section 401(a)(9) issued in 2002 provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, the IRS has announced that once the regulations are finalized,

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the definition of "entire interest" will take into account the actuarial value of other benefits. Such a change would not apply before the end of the calendar year in which final regulations are published. Owners should check with their financial and/or tax adviser regarding the effective date and the scope of any such change.)

The temporary regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, except for acceleration, payments under such contract must generally be nonincreasing. According to the temporary regulations, payments will not fail to satisfy the nonincreasing payment requirement merely because payments are increased in one or more of the following ways:

    (1) By a constant percentage, applied not less frequently than annually;

    (2) To provide a payment upon the death of the employee equal to the excess of the account value being annuitized over the total payments before the death of the employee;

    (3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payment or payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured;

    (4) As a final payment under the annuity contract, but only if the payment does not exceed the total future expected payments as of the date of the payment; or

    (5) As a partial distribution under the contract, but only if the contract provides for a final payment as of the date of partial distribution that satisfies paragraph (4) above, and the future payments under the contract are reduced by multiplying the otherwise applicable future payments by a fraction, the numerator of which is the excess of that final payment over the amount of the partial distribution and the denominator of which is the amount of that final payment. For the purpose of determining this ratio, the denominator is reduced by the amount of any regularly scheduled payment due on the date of the partial distribution.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the temporary regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of
Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

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If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS.  Under
Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed (i) within five years after the death of the Owner, and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary. No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.


WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.


ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PARTIAL WITHDRAWALS AFTER ANNUITIZATION.  The Treasury Regulations under
Section 72 provide that a lump-sum partial withdrawal from an annuity contract is to be treated partly as return of a proportionate amount of the investment in the Contract with the excess taxable in full as ordinary income. With respect to such a partial withdrawal from a qualified contract, the IRS has continued to apply this provision of the Regulations. However, with respect to a non-qualified contract, the IRS issued a private letter ruling in 2000 taking the position that no portion of such a partial withdrawal would be treated as a return of the investment in the contract until after the full amount of the accumulated income under the contract had been distributed. IN LIGHT OF THE UNCERTAINTY AS TO THE TAXATION OF SUCH WITHDRAWALS, OWNERS OF NON-QUALIFIED CONTRACTS SHOULD CONSULT THEIR TAX ADVISERS PRIOR TO MAKING PARTIAL WITHDRAWALS AFTER ANNUITIZATION. OWNERS OF QUALIFIED CONTRACTS SHOULD ALSO CONSULT THEIR TAX ADVISERS WITH RESPECT TO THE POSSIBLE EFFECT OF PARTIAL WITHDRAWALS FROM A QUALIFIED CONTRACT AFTER ANNUITIZATION ON THE COMPLIANCE OF THE CONTRACT WITH THE MINIMUM DISTRIBUTION REQUIREMENTS OF SECTION 401(A)(9). SEE "MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS" ABOVE.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or in the case of the Owner's "total disability" (as defined in the
      Code); or

    - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age
59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing

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the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or
Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

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The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.



INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after

February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies (shared funding). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor;

    (6) to change the names of the Variable Account or of the Sub-Accounts and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

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                                  DISTRIBUTION


VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), serves as the principal underwriter of the Contracts. VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653, is registered with the SEC as a broker-dealer and is a member of the National Association of Securities
Dealers, Inc. ("NASD"). It is a wholly-owned subsidiary of Allmerica Financial.



The Contract offered by this Prospectus was previously sold by certain independent broker-dealers registered under the Securities and Exchange Act of 1934 and members of the NASD. The Contract was also offered through VeraVest Investments Inc. The Company pays commissions not to exceed 7.0% of the initial payment to broker-dealers which sell the Contract. Alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value. Certain registered representatives may receive commissions not to exceed 7.0% on additional payments to the Contract. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.


Owners may direct any inquiries to their financial representative or to VeraVest Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.


                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the principal underwriter are not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

STATE RESTRICTIONS. Certain states may impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
                     OPTIONAL ENHANCED DEATH BENEFIT RIDERS



The Company offered a number of optional Enhanced Death Benefit (EDB) Riders that could be elected at issue depending on the age of the oldest Owner.



If you elected an Enhanced Death Benefit Rider, it will remain in effect until the earliest of (a) the Annuity Date; (b) the date the Company determines that a death benefit is payable and the Contract is not continued by the spouse as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE; or (c) surrender of the Contract. The Company reserves the right to discontinue offering any of the described EDB Riders at any time. Such discontinuance would not affect previously issued EDB Riders.



The following is a list of the various Enhanced Death Benefit Riders that you may have had available to you at issue. (Not all Riders were available at the same time or in all states. To determine which Rider you have, you should check the form number in the lower left-hand corner.


    1.  15% Breakthrough EDB Rider (Form 3316-02)

    2.  10% Breakthrough EDB Rider (Form 3315-02)

    3. Annual Step-Up With 5% Yield EDB Rider (Form 3312-02) (in Texas Form 3311-02)

    4.  15% Breakthrough with 5% Yield EDB Rider (Form 3318-02)

    5.  10% Breakthrough with 5% Yield EDB Rider (Form 3317-02)

    6.  Annual Step-Up with 7% Yield EDB Rider (Form 3313-02)

    7.  Annual Step-up With 5% Yield EDB (Form 3263-99)

    8.  15% Breakthrough EDB Rider (Form 3241-01) -- Not available in All States

1. 15% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3316-02)

This 15% Breakthrough Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the (b) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or

    (b) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

II. Death ON or AFTER 90th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

    (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a payment is made:

    (a) the Current Breakthrough Value increases by the amount of the payment;
       and

    (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

    (a) the Current Breakthrough Value decreases proportionately, as described below; and

    (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

       Proportionate reduction    =  Current Breakthrough Value times (Amount of the
                                     Withdrawal divided by the Accumulated Value
                                     immediately prior to the withdrawal)

                                  =  $100,000 times ($5,000 divided by $110,000)

                                  =  $4,545

New Current Breakthrough Value    =  $100,000 - $4,545 = $95,455

 New Target Breakthrough Value    =  115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

2. 10% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3315-02)

This 10% Breakthrough Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the amount guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 90th birthday.

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or

    (b) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

II. Death ON or AFTER 90th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

    (c) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.

When a payment is made:

    (a) the Current Breakthrough Value increases by the amount of the payment;
       and

    (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.

When a withdrawal is taken:

    (a) the Current Breakthrough Value decreases proportionately, as described below; and

    (b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

       Proportionate reduction    =  Current Breakthrough Value times (Amount of the
                                     Withdrawal divided by the Accumulated Value
                                     immediately prior to the withdrawal)

                                  =  $100,000 times ($5,000 divided by $105,000)

                                  =  $4,761.90

New Current Breakthrough Value    =  $100,000 - $4,761.90 = $95,238.10

 New Target Breakthrough Value    =  110% of $95,238.10 = $104,761.91

The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.

3(a). ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3312-02
  NOT AVAILABLE IN TEXAS -- FOR TEXAS VERSION SEE 3(b) -- FORM 3311-02)

This Annual Step-Up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The calculation of the death benefit depends upon whether death occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.

I. Death BEFORE OR ON 80th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.

II. Death AFTER 80th Birthday but BEFORE 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, as determined after being increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals.

III. Death ON or AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals;

    (c) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and proportionately reduced for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c), II(b), II(c), III(b), III(c) or III(d) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

3(b). ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER
  (FORM 3311-02 -- TEXAS ONLY)

This Annual Step-Up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce applicable values on a direct basis (i.e. dollar for dollar), and/or on a proportionate basis as outlined below.

The calculation of the death benefit depends upon whether death occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday or (3) on or after his/her 90th birthday.

I. Death BEFORE OR ON 80th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before or on his/her 80th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied and ending on the date of death, adjusted for withdrawals as they occur; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. Death AFTER 80th Birthday but BEFORE 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but after his/her 80th birthday and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive Market Value Adjustment if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. Death ON or AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals;

    (c) the highest Accumulated Value on any Contract anniversary date prior to the deceased's 90th birthday, as determined after being increased for any positive Market Value Adjustment, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either
(a) Proportionate Withdrawals or (b) Direct Withdrawals.

(a) Proportionate Withdrawals. Proportionate Withdrawals are withdrawals that proportionately reduce the applicable death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                Amount of the Proportionate Reduction Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(C), II(B), II(C), III(B), III(C) AND III(D) ARE PROPORTIONATE WITHDRAWALS.

(b) Direct Withdrawals. Direct Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.

To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 5% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract Year will be classified as a Direct Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(B), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(B) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT WITHDRAWALS.


Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 5% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

4. 15% BREAKTHROUGH WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3318-02)

This 15% Breakthrough with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under I(b) guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the
(c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. Death BEFORE OR ON Deceased's 80th Birthday. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

    (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

II. Death AFTER Deceased's 80th Birthday but BEFORE 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

    (c) the Current Breakthrough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

III. Death ON or AFTER Deceased's 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

    (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a Payment is made:

    (a) the Current Breakthrough Value increases by the amount of the payment;
       and

    (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

    (a) the Current Breakthrough Value decreases proportionately, as described below; and

    (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

       Proportionate reduction    =  Current Breakthrough Value times (Amount of the
                                     Withdrawal divided by the Accumulated Value
                                     immediately prior to the withdrawal)

                                  =  $100,000 times ($5,000 divided by $110,000)

                                  =  $4,545

New Current Breakthrough Value    =  $100,000 - $4,545 = $95,455

 New Target Breakthrough Value    =  115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

5. 10% BREAKTHROUGH WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3317-02)

This 10% Breakthrough with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The death benefit under
(b) guarantees 5% growth until the date of death or the deceased's 80th birthday, whichever occurs first. The "Current Breakthrough Value" on the date of death or the deceased's 90th birthday, whichever occurs first, is the
(c) value guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 110% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which is 110% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. Death BEFORE OR ON Deceased's 80th Birthday. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive Market Value Adjustment ("MVA"), if applicable; or

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each gross payment is applied and ending on the date of death, proportionately reduced for withdrawals as they occur; and

    (c) the Current Breakthrough Value on the date of death, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

II. Death AFTER Deceased's 80th Birthday but BEFORE 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the Death Benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals; and

    (c) the Current Breakthough Value on the date of death, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

III. Death ON or AFTER Deceased's 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies on or after his/her 90th birthday, the Death Benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals;

    (c) the Current Breakthrough Value on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and proportionately reduced for subsequent withdrawals.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 110% of the new Current Breakthrough Value.

When a Payment is made:

    (a) the Current Breakthrough Value increases by the amount of the payment;
       and

    (b) the Target Breakthrough Value increases to 110% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $115,000, and the new Target Breakthrough Value is $121,000 (110% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 110% of the Current Breakthrough Value.

When a withdrawal is taken:

    (a) the Current Breakthrough Value decreases proportionately, as described below; and

    (b) the Target Breakthrough Value decreases to 110% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $105,000, and the Target Breakthrough Value is $110,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

       Proportionate reduction    =  Current Breakthrough Value times (Amount of the
                                     Withdrawal divided by the Accumulated Value
                                     immediately prior to the withdrawal)

                                  =  $100,000 times ($5,000 divided by $105,000)

                                  =  $4,761.90

New Current Breakthrough Value    =  $100,000 - $4,761.90 = $95,238.10

 New Target Breakthrough Value    =  110% of $95,238.10 = $104,761.91

The new Current Breakthrough Value is $95,238.10 and the new Target Breakthrough Value is $104,761.91.

6. ANNUAL STEP-UP WITH 7% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3313-02)

This Annual Step-Up with 7% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 7% growth until the date of death or the deceased Owner's 80th birthday, subject to a 200% cap, and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a direct basis (i.e. dollar-for-dollar) and/or on a proportionate basis.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or on the deceased's Owner's 80th birthday, (2) after his/her 80th birthday but before his/her 90th birthday, or (3) on or after his/her 90th birthday.

I. Death BEFORE OR ON Deceased's 80th Birthday. If an Owner, (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before or on his/her 80th birthday, the Death Benefit will be the GREATEST of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive Market Value Adjustment ("MVA"), if applicable;

    (b) gross payments accumulated daily at 7%, starting on the date each gross payment is applied and ending on the date of death, adjusted for withdrawals as they occur. This value cannot exceed 200% of the total of gross payments and Payment Credits, adjusted for withdrawals as they occur; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

II. Death AFTER Deceased's 80th Birthday but BEFORE 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date and after his/her 80th birthday but before his/her 90th birthday, the death benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary prior to the date of death, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals.

III. Death ON or AFTER Deceased's 90th Birthday. If an Owner, or an Annuitant if the Owner is a non-natural person, dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the greatest of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork, as determined by the Company, have been received at the Principal Office, increased for any positive MVA, if applicable;

    (b) the value as determined by Section I(b) above on the deceased's 80th birthday, increased for subsequent payments and adjusted for subsequent withdrawals;

    (c) the highest Accumulated Value on any Contract anniversary prior to the deceased's 90th birthday, as determined after being increased for any positive MVA, if applicable, and subsequent payments, and adjusted for subsequent withdrawals; and

    (d) the Accumulated Value, increased for any positive MVA, if applicable, on the deceased's 90th birthday, increased for subsequent payments, and adjusted for subsequent withdrawals.

EFFECT OF PARTIAL WITHDRAWALS: For purposes of determining the effect of partial withdrawals under this Rider, withdrawals are classified as either
(a) Proportionate Withdrawals or (b) Direct Withdrawals.

(a) Proportionate Withdrawals. Proportionate Withdrawals are withdrawals that proportionately reduce the appropriate death benefit values. The proportionate reduction is calculated by multiplying the applicable death benefit value, as described below and as determined immediately prior to the withdrawal, by the following:

                Amount of the Proportionate Reduction Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

ALL WITHDRAWALS REFERRED TO IN SECTIONS I(c), II(b), II(c), III(b), III(c) AND III(d) ARE PROPORTIONATE WITHDRAWALS.

(b) Direct Withdrawals. Direct Withdrawals are withdrawals that directly reduce the value referenced in Section I(b) by an amount equal to the amount of the withdrawal.

To the extent that no allocation has ever been made to the Fixed Account or to a Guarantee Period Account, all withdrawals referenced in Section I(b) taken in a Contract year that total an amount less than or equal to 7% of gross payments (determined as of the Valuation Date of the withdrawal) less all prior withdrawals in that Contract year will be classified as a Direct Withdrawal. That part of a withdrawal that exceeds this amount is classified as a Proportionate Withdrawal.

PLEASE NOTE THAT ONCE AN ALLOCATION HAS BEEN MADE TO THE FIXED ACCOUNT OR THE GUARANTEE PERIOD ACCOUNT, ALL FUTURE WITHDRAWALS AS REFERRED TO IN SECTION I(b), REGARDLESS OF THE AMOUNT, ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. ONCE A PROPORTIONATE WITHDRAWAL HAS BEEN TAKEN, ALL FUTURE WITHDRAWALS IN ANY CONTRACT YEAR FOR PURPOSES OF SECTION I(b) ARE CLASSIFIED AS PROPORTIONATE WITHDRAWALS. IN OTHER WORDS, NO FUTURE WITHDRAWALS WILL BE CLASSIFIED AS DIRECT WITHDRAWALS.


Subject to certain restrictions and conditions, the Owner may establish a systematic withdrawal program that is designed to allow withdrawals of up to 7% of the initial payment and preserve a death benefit under this Rider equal to payments. For more information on this program, please contact the Company or your registered representative.

7. ANNUAL STEP-UP WITH 5% YIELD ENHANCED DEATH BENEFIT RIDER (FORM 3263-99)

This Annual Step-up with 5% Yield Enhanced Death Benefit Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The death benefit guarantees 5% growth until the date of death or the Contract anniversary prior to the deceased Owner's 90th birthday and provides for annual step-ups through the Contract anniversary prior to the deceased's 90th birthday. Withdrawals reduce the applicable values on a proportionate basis.

The calculation of the death benefit depends upon whether death occurs
(1) before or (2) on or after the deceased Owner's 90th birthday.

I. Death Before 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. Death ON or AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit will be the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary paperwork, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

PROPORTIONATE REDUCTION: For each withdrawal, the proportionate reduction is calculated by multiplying the Section I(b), I(c) or II(b) value, whichever is applicable, immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

8. 15% BREAKTHROUGH ENHANCED DEATH BENEFIT RIDER (FORM 3241-01)

This 15% Breakthrough EDB Rider provides a death benefit guarantee if death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. Withdrawals reduce the applicable values on a proportionate basis. The "Current Breakthrough Value" on the date of death or the deceased's 80th birthday, whichever occurs first, is the amount guaranteed as the death benefit is the amount guaranteed as the death benefit. On the issue date of the Contract, the Current Breakthrough Value is equal to the initial payment. The "Target Breakthrough Value" is equal to 115% of the Current Breakthrough Value. Each time the Accumulated Value of the Contract reaches the Target Breakthrough Value, that Target Breakthrough Value becomes the new Current Breakthrough Value. A new Target Breakthrough Value, which will be 115% of the new Current Breakthrough Value, is then set. The Current Breakthrough Value is increased by subsequent Payments and proportionately reduced by withdrawals; see below.

The amount of the death benefit paid by the Company depends upon whether the death of an Owner (or an Annuitant if the Owner is a non-natural person) occurs
(1) before or (2) on or after his/her 80th birthday.

I. Death BEFORE 80th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person), dies before the Annuity Date and before his/her 80th birthday, the death benefit is will be the GREATER of:

    (a) the Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or

    (b) the Current Breakthrough Value on the date of death.

II. Death ON or AFTER 80th Birthday. If an Owner (or an Annuitant if the Owner is a non-natural person) dies before the Annuity Date and on or after his/her 80th birthday, the death benefit will be the GREATER of:

    (a) The Accumulated Value on the date on which both the death certificate and all necessary claim paperwork have been received at the Company's Principal Office, increased for any positive Market Value Adjustment, if applicable; or

    (b) The death benefit that would have been payable on the deceased's 80th birthday (as calculated under Section I above), increased for subsequent Payments and proportionately reduced for subsequent withdrawals, as described below.

EFFECT OF PAYMENTS ON THE BREAKTHROUGH EDB RIDER

Subsequent payments increase the Current Breakthrough Value by the amount of the payment. Following a payment, the Target Breakthrough Value will be 115% of the new Current Breakthrough Value.

When a Payment is made:

    (a) the Current Breakthrough Value increases by the amount of the Payment;
       and

    (b) the Target Breakthrough Value increases to 115% of the Current Breakthrough Value immediately after the payment.

For example, assume that immediately prior to a payment, the Current Breakthrough Value is $100,000, Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a payment of $10,000. The new Current Breakthrough Value is $110,000, the Accumulated Value is $120,000, and the new Target Breakthrough Value is $126,500 (115% of $110,000).

EFFECT OF WITHDRAWALS ON THE BREAKTHROUGH EDB RIDER

Subsequent withdrawals proportionately reduce the Current Breakthrough Value, as described below. Following a withdrawal, the Target Breakthrough Value will be 115% of the reduced Current Breakthrough Value.

When a withdrawal is taken:

    (a) the Current Breakthrough Value decreases proportionately, as described below; and

    (b) the Target Breakthrough Value decreases to 115% of the Current Breakthrough Value immediately after the withdrawal.

CALCULATION OF PROPORTIONATE REDUCTION DUE TO WITHDRAWALS

The proportionate reduction in a death benefit or in the Current Breakthrough Value is calculated by multiplying the amount of the death benefit or the Current Breakthrough Value immediately prior to the withdrawal by the following fraction:

                            Amount of the Withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the Withdrawal

For example, assume that, immediately prior to a withdrawal, the Current Breakthrough Value is $100,000, the Accumulated Value is $110,000, and the Target Breakthrough Value is $115,000. The Owner then makes a withdrawal of $5,000. The proportionate reduction in the Current Breakthrough Value is calculated as follows:

       Proportionate reduction    =  Current Breakthrough Value times (Amount of the
                                     Withdrawal divided by the Accumulated Value
                                     immediately prior to the withdrawal)

                                  =  $100,000 times ($5,000 divided by $110,000)

                                  =  $4,545

New Current Breakthrough Value    =  $100,000 - $4,545 = $95,455

 New Target Breakthrough Value    =  115% of $95,455 = $109,773

The new Current Breakthrough Value is $95,455 and the new Target Breakthrough Value is $109,773.

                                   APPENDIX C
                        OPTIONAL ENHANCED EARNINGS RIDER


You may have elected the Enhanced Earnings Rider (EER) at issue if the oldest Owner had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that an Owner (or an Annuitant if the Owner is a nonnatural person) dies prior to the Annuity Date.


The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The death must occur prior to the Annuity Date.

2.  The difference between (a) and (b) must be greater than zero, where:

    (a) is the Accumulated Value, and

    (b) is gross payments not previously withdrawn.

    If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ISSUE AGE 0 TO 70 -- If a benefit is payable under the EER and the Contract was issued prior to the oldest Owner's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ISSUE AGE 71 TO 75 -- If a benefit is payable under the EER and the Contract was issued on or after the oldest Owner's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES:

EXAMPLE 1. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).

EXAMPLE 2. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% X ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).

EXAMPLE 3. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).

EXAMPLE 4. Assume that the oldest Owner is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% X $85,000) and $0 (50% X ($85,000 - $85,000)).

TERMINATING THE EER


Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:



1.  the Annuity Date;



2.  the date the Contract is surrendered;



3.  the date the Company determines a death benefit is payable; or



4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.



If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the Scudder Money Market Portfolio and the EER will terminate.

                                   APPENDIX D
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract.

The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values:

          HYPOTHETICAL       WITHDRAWAL       SURRENDER
CONTRACT   ACCUMULATED    WITHOUT SURRENDER     CHARGE     SURRENDER
  YEAR        VALUE         CHARGE AMOUNT     PERCENTAGE    CHARGE
--------  -------------  -------------------  ----------  -----------
    1      $   56,700         $   7,500          8.5%          $4,182
    2          61,236             8,736          8.5%           4,250
    3          66,135            13,635          8.5%           4,250
    4          71,426            18,926          8.5%           4,250
    5          77,140            24,640          7.5%           3,750
    6          83.311            30,811          6.5%           3,250
    7          89,976            37,476          5.5%           2,750
    8          97,174            44,674          3.5%           1,750
    9         104,948            52,448          1.5%             750
   10         113,344            60,844          0.0%               0

WITHDRAWALS -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume that there are withdrawals as detailed below. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract LESS that portion of any prior withdrawal(s) of payments that are subject to the surrender charge table.

The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

          HYPOTHETICAL                      WITHDRAWAL       SURRENDER
CONTRACT   ACCUMULATED                   WITHOUT SURRENDER     CHARGE    SURRENDER
  YEAR        VALUE       WITHDRAWALS      CHARGE AMOUNT     PERCENTAGE    CHARGE
--------  -------------  -------------  -------------------  ----------  ----------
    1       $  56,700      $       0         $   7,500          8.5%       $    0
    2          61,236              0             8,736          8.5%            0
    3          66,135              0            13,635          8.5%            0
    4          71,426         30,000            18,926          8.5%          941
    5          44,740         10,000             5,839          7.5%          312
    6          37,519          5,000             5,215          6.5%            0
    7          35,120         10,000             5,215          5.5%          263
    8          27,130         15,000             4,497          3.5%          368
    9          13,100          5,000             2.921          1.5%           31
   10           8,748          5,000             2,610          0.0%            0

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

For purposes of the examples below:

  i    =  the guaranteed interest rate being credited to the guarantee period.

  j    =  the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

  n    =  the number of days from the date of surrender to the
          expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $66,134.88 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $66,134.88

                               =  -$7,971.71

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)**

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17452

The market value adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17452 X $66,134.88 or -$8,766.71)

                               =  Maximum (-$11,542.00 or -$8,766.71)

                               =  -$8,766.71

**Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06728

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $66,134.88

                               =  $4,449.79

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)**

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857) TO THE POWER OF 7 - 1

                               =  .21798

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $66,134.88 or $8,766.71)

                               =  Minimum of ($14,416.27 or $8,766.71)

                               =  $8,766.71

**Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX E
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.814        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    2,155        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    0.813      0.937      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.623      0.813      0.937        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   35,464     16,661      1,156        N/A        N/A        N/A        N/A        N/A

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.068        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   57,149        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............    1.372      1.334      1.272      1.227      1.179      1.133      1.091      1.045
  End of Period....................    1.375      1.372      1.334      1.272      1.227      1.179      1.133      1.091
Number of Units Outstanding at End
 of Period (in thousands)..........  180,361    165,467    134,660    127,048     92,796     65,441     60,691     45,589

AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............    2.383      2.444      2.321      1.878      1.672      1.484      1.383      1.000
  End of Period....................    1.842      2.383      2.444      2.321      1.878      1.672      1.484      1.383
Number of Units Outstanding at End
 of Period (in thousands)..........   50,377     64,079     74,845     62,949     54,789     43,733     24,257      5,424

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............    2.151      2.897      3.575      2.793      2.091      1.582      1.315      1.069
  End of Period....................    1.536      2.151      2.897      3.575      2.793      2.091      1.582      1.315
Number of Units Outstanding at End
 of Period (in thousands)..........   84,037    111,852    135,289    134,059    120,538     98,533     68,193     53,073

AIT SELECT INTERNATIONAL EQUITY
 FUND
Unit Value:
  Beginning of Period..............    1.451      1.875      2.089      1.608      1.400      1.357      1.128      0.956
  End of Period....................    1.153      1.451      1.875      2.089      1.608      1.400      1.357      1.128
Number of Units Outstanding at End
 of Period (in thousands)..........   87,250    107,611    123,129    109,511    103,028     93,170     60,304     35,558

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period..............    1.019      1.003      1.000
  End of Period....................    1.045      1.019      1.003
Number of Units Outstanding at End
 of Period (in thousands)..........   31,836     19,802      1,447
AIT SELECT CAPITAL APPRECIATION
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period..............    1.101      1.104      1.000
  End of Period....................    1.069      1.101      1.104
Number of Units Outstanding at End
 of Period (in thousands)..........   38,752     20,366      5,246
AIT SELECT INTERNATIONAL EQUITY
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.956        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   22,183        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.553      1.459      1.340      1.371      1.301      1.208      1.186      1.028
  End of Period....................    1.656      1.553      1.459      1.340      1.371      1.301      1.208      1.186
Number of Units Outstanding at End
 of Period (in thousands)..........  118,921    127,566    114,184    110,437    102,171     72,394     58,751     46,845

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............    1.327      1.195      0.929      0.989      1.000        N/A        N/A        N/A
  End of Period....................    1.095      1.327      1.195      0.929      0.989        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   78,287     91,948     78,804     43,839     18,240        N/A        N/A        N/A

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............    0.653      0.896      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.498      0.653      0.896        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   19,831     13,106      2,982        N/A        N/A        N/A        N/A        N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............    0.699      0.915      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.509      0.699      0.915        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   24,811     18,589      2,625        N/A        N/A        N/A        N/A        N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............    0.808      0.937      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.555      0.808      0.937        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   27,915     25,862      2,405        N/A        N/A        N/A        N/A        N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.758        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    7,356        N/A        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.741        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      284        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
AIT SELECT INVESTMENT GRADE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.095      1.001      1.000
  End of Period....................    1.028      1.095      1.001
Number of Units Outstanding at End
 of Period (in thousands)..........   32,823     18,320      5,372
AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
ALLIANCEBERNSTEIN PREMIER GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.017      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.830      1.017        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   58,048     47,448        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.021      1.034      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.783      1.021      1.034        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   78,109     49,134      3,477        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.826        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    2,761        N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN TECHNOLOGY
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.678        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      364        N/A        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.841        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    2,499        N/A        N/A        N/A        N/A        N/A        N/A        N/A

EATON VANCE VT FLOATING-RATE INCOME
 FUND
Unit Value:
  Beginning of Period..............    1.003      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.992      1.003        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   21,100      8,027        N/A        N/A        N/A        N/A        N/A        N/A

EATON VANCE VT WORLDWIDE HEALTH
 SCIENCES FUND
Unit Value:
  Beginning of Period..............    1.149      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.795      1.149        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   11,658      5,703        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
ALLIANCEBERNSTEIN PREMIER GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A
  End of Period....................      N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A
ALLIANCEBERNSTEIN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN SMALL CAP VALUE
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN TECHNOLOGY
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
EATON VANCE VT FLOATING-RATE INCOME
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
EATON VANCE VT WORLDWIDE HEALTH
 SCIENCES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
FIDELITY VIP CONTRAFUND-REGISTERED
 TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period..............    0.836      0.966      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.747      0.836      0.966        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   28,591     16,731      4,509        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.961      2.092      1.957      1.867      1.696      1.342      1.191      1.000
  End of Period....................    1.605      1.961      2.092      1.957      1.867      1.696      1.342      1.191
Number of Units Outstanding at End
 of Period (in thousands)..........  105,303    119,522    122,812    114,059     95,537     65,130     31,681      9,213

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    2.260      2.783      3.171      2.340      1.701      1.397      1.235      1.000
  End of Period....................    1.557      2.260      2.783      3.171      2.340      1.701      1.397      1.235
Number of Units Outstanding at End
 of Period (in thousands)..........   74,649     95,897    111,920     90,071     63,055     45,772     24,745      6,677

FIDELITY VIP GROWTH & INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.878      0.976      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.722      0.878      0.976        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   14,260     14,337      1,485        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    0.957      1.100      1.439      1.350      1.430      1.233      1.096      1.000
  End of Period....................    0.977      0.957      1.100      1.439      1.350      1.430      1.233      1.096
Number of Units Outstanding at End
 of Period (in thousands)..........   89,461    103,705     99,327     87,413     74,986     50,470     23,051      6,714

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............    0.998      1.046      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.887      0.998      1.046        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   35,732     19,368      2,914        N/A        N/A        N/A        N/A        N/A

FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.749        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      885        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
FIDELITY VIP CONTRAFUND-REGISTERED
 TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP GROWTH & INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.819        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    1,070        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............    0.720      0.862      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.507      0.720      0.862        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   27,115     12,372      1,055        N/A        N/A        N/A        N/A        N/A

FT VIP SMALL CAP VALUE SECURITIES
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.794        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    2,257        N/A        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..............    1.121      1.062      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.974      1.121      1.062        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   31,703     22,617      1,151        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.785        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    4,058        N/A        N/A        N/A        N/A        N/A        N/A        N/A

INVESCO VIF-DYNAMICS FUND
Unit Value:
  Beginning of Period..............    0.569      0.838      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.382      0.569      0.838        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   13,272     10,159      1,664        N/A        N/A        N/A        N/A        N/A

INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............    0.889      1.031      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.662      0.889      1.031        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   12,323      9,811      2,059        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
FT VIP FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP SMALL CAP VALUE SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
FT VIP TEMPLETON FOREIGN SECURITIES
 FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
INVESCO VIF-DYNAMICS FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.778      0.914      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.600      0.778      0.914        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   19,923     14,985      2,409        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    0.629      0.849      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.454      0.629      0.849        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   30,199     16,948      3,332        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN INTERNATIONAL GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.661      0.875      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.484      0.661      0.875        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   18,862     13,484      3,263        N/A        N/A        N/A        N/A        N/A

JANUS ASPEN MID CAP GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............    0.443      0.744      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.314      0.443      0.744        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   10,681     12,347      1,707        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- MID CAP
 GROWTH SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.710        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    1,076        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- NEW
 DISCOVERY SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.747        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      644        N/A        N/A        N/A        N/A        N/A        N/A        N/A

MFS-REGISTERED TRADEMARK- TOTAL
 RETURN SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.918        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,179        N/A        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
JANUS ASPEN GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN INTERNATIONAL GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
JANUS ASPEN MID CAP GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- MID CAP
 GROWTH SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- NEW
 DISCOVERY SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- TOTAL
 RETURN SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
MFS-REGISTERED TRADEMARK- UTILITIES
 SERIES
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.837        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      779        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.785        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    2,037        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.770        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    3,478        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.946        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    6,429        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.805        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    3,011        N/A        N/A        N/A        N/A        N/A        N/A        N/A

OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.897        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      616        N/A        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER FUND VCT PORTFOLIO
Unit
  Beginning of Period..............    0.899      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.716      0.899        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,671      3,277        N/A        N/A        N/A        N/A        N/A        N/A

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
MFS-REGISTERED TRADEMARK- UTILITIES
 SERIES
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MULTIPLE STRATEGIES
 FUND/VA
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
PIONEER FUND VCT PORTFOLIO
Unit
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2002       2001       2000       1999       1998       1997       1996       1995
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.075      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period....................    1.084      1.075        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   12,231      3,475        N/A        N/A        N/A        N/A        N/A        N/A

SCUDDER VIT EAFE EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............    0.717      0.965      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.554      0.717      0.965        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    5,145      2,329        926        N/A        N/A        N/A        N/A        N/A

SCUDDER VIT SMALL CAP INDEX FUND
Unit Value:
  Beginning of Period..............    0.990      0.984      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.775      0.990      0.984        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,991      3,904         87        N/A        N/A        N/A        N/A        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    0.484      0.727      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.308      0.484      0.727        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........   16,554     12,020      4,507        N/A        N/A        N/A        N/A        N/A

SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.039      1.107      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period....................    0.937      1.039      1.107        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........    8,796      5,736        679        N/A        N/A        N/A        N/A        N/A

T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............    1.142      1.488      1.837      1.398      1.223      1.203      1.065      1.000
  End of Period....................    0.920      1.142      1.488      1.837      1.398      1.223      1.203      1.065
Number of Units Outstanding at End
 of Period (in thousands)..........   67,555     65,264     62,055     49,814     41,458     33,977     16,510      4,066

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            1994       1993       1992
-----------                          --------   --------   --------
PIONEER REAL ESTATE SHARES VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SCUDDER VIT EAFE EQUITY INDEX FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SCUDDER VIT SMALL CAP INDEX FUND
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
SVS DREMAN FINANCIAL SERVICES
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A
T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
Number of Units Outstanding at End
 of Period (in thousands)..........      N/A        N/A        N/A

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                  YEAR ENDED
                                                                 DECEMBER 31ST
                                                              -------------------
SUB ACCOUNT                                                     2002       2001
-----------                                                   --------   --------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period.......................................      N/A       N/A
  End of Period.............................................    0.813       N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      202       N/A

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period.......................................    0.969     1.000
  End of Period.............................................    0.742     0.969
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,302       371

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period.......................................      N/A       N/A
  End of Period.............................................    1.067       N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................    7,294       N/A

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period.......................................    1.007     1.000
  End of Period.............................................    1.008     1.007
Number of Units Outstanding at End of Period (in
 thousands).................................................   19,387     4,995

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period.......................................    1.038     1.000
  End of Period.............................................    0.801     1.038
Number of Units Outstanding at End of Period (in
 thousands).................................................      425        89

AIT SELECT GROWTH FUND
Unit Value:
  Beginning of Period.......................................    0.922     1.000
  End of Period.............................................    0.657     0.922
Number of Units Outstanding at End of Period (in
 thousands).................................................    1,992       219

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period.......................................    0.946     1.000
  End of Period.............................................    0.751     0.946
Number of Units Outstanding at End of Period (in
 thousands).................................................    2,548       410

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                  YEAR ENDED
                                                                 DECEMBER 31ST
                                                              -------------------
SUB ACCOUNT                                                     2002       2001
-----------                                                   --------   --------
AIT SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period.......................................   1.032      1.000
  End of Period.............................................   1.098      1.032
Number of Units Outstanding at End of Period (in
 thousands).................................................   6,990      1,734

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period.......................................   1.050      1.000
  End of Period.............................................   0.865      1.050
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,120        283

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.......................................   0.909      1.000
  End of Period.............................................   0.692      0.909
Number of Units Outstanding at End of Period (in
 thousands).................................................     688        167

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................   0.952      1.000
  End of Period.............................................   0.692      0.952
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,421        505

AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period.......................................   0.962      1.000
  End of Period.............................................   0.661      0.962
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,672        730

AIM V.I. BASIC VALUE FUND
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.757        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................     560        N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.740        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................       5        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                  YEAR ENDED
                                                                 DECEMBER 31ST
                                                              -------------------
SUB ACCOUNT                                                     2002       2001
-----------                                                   --------   --------
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.975      1.000
  End of Period.............................................   0.666      0.975
Number of Units Outstanding at End of Period (in
 thousands).................................................   2,703        591

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.968      1.000
  End of Period.............................................   0.741      0.968
Number of Units Outstanding at End of Period (in
 thousands).................................................   5,958      1,356

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.826        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      89        N/A

ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.677        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................       3        N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.841        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      63        N/A

EATON VANCE VT FLOATING RATE-INCOME FUND
Unit Value:
  Beginning of Period.......................................   1.000      1.000
  End of Period.............................................   0.987      1.000
Number of Units Outstanding at End of Period (in
 thousands).................................................   2,487        740

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................   1.148      1.000
  End of Period.............................................   0.793      1.148
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,071        401

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                  YEAR ENDED
                                                                 DECEMBER 31ST
                                                              -------------------
SUB ACCOUNT                                                     2002       2001
-----------                                                   --------   --------
FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.984      1.000
  End of Period.............................................   0.878      0.984
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,420        458

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.978      1.000
  End of Period.............................................   0.800      0.978
Number of Units Outstanding at End of Period (in
 thousands).................................................   4,614        859

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.960      1.000
  End of Period.............................................   0.661      0.960
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,750        450

FIDELITY VIP GROWTH & INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.999      1.000
  End of Period.............................................   0.820      0.999
Number of Units Outstanding at End of Period (in
 thousands).................................................     794        200

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.944      1.000
  End of Period.............................................   0.961      0.944
Number of Units Outstanding at End of Period (in
 thousands).................................................   3,022      1,331

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.038      1.000
  End of Period.............................................   0.922      1.038
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,572        340

FIDELITY VIP VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.748        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      81        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                  YEAR ENDED
                                                                 DECEMBER 31ST
                                                              -------------------
SUB ACCOUNT                                                     2002       2001
-----------                                                   --------   --------
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.819        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      54        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.......................................   1.018      1.000
  End of Period.............................................   0.715      1.018
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,516        339

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.793        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................     144        N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................   0.964      1.000
  End of Period.............................................   0.837      0.964
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,979        320

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.784        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................     146        N/A

INVESCO VIF-DYNAMICS FUND
Unit Value:
  Beginning of Period.......................................   0.936      1.000
  End of Period.............................................   0.628      0.936
Number of Units Outstanding at End of Period (in
 thousands).................................................     269        145

INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period.......................................   1.030      1.000
  End of Period.............................................   0.766      1.030
Number of Units Outstanding at End of Period (in
 thousands).................................................     393        272

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                  YEAR ENDED
                                                                 DECEMBER 31ST
                                                              -------------------
SUB ACCOUNT                                                     2002       2001
-----------                                                   --------   --------
JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.957      1.000
  End of Period.............................................   0.737      0.957
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,085        335

JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.897      1.000
  End of Period.............................................   0.647      0.897
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,819        291

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.938      1.000
  End of Period.............................................   0.686      0.938
Number of Units Outstanding at End of Period (in
 thousands).................................................     473        251

JANUS ASPEN MID CAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.877      1.000
  End of Period.............................................   0.621      0.877
Number of Units Outstanding at End of Period (in
 thousands).................................................     187        100

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.709        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      27        N/A

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.746        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................       8        N/A

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.917        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................     157        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                  YEAR ENDED
                                                                 DECEMBER 31ST
                                                              -------------------
SUB ACCOUNT                                                     2002       2001
-----------                                                   --------   --------
MFS-REGISTERED TRADEMARK- UTILITIES SERIES
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.836        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................       2        N/A

OPPENHEIMER CAPITAL APPRECIATION FUND/VA
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.784        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      19        N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.769        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................     179        N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.945        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................     242        N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.804        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      53        N/A

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
Unit Value:
  Beginning of Period.......................................     N/A        N/A
  End of Period.............................................   0.896        N/A
Number of Units Outstanding at End of Period (in
 thousands).................................................      27        N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.966      1.000
  End of Period.............................................   0.768      0.966
Number of Units Outstanding at End of Period (in
 thousands).................................................   1,193        176

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                  YEAR ENDED
                                                                 DECEMBER 31ST
                                                              -------------------
SUB ACCOUNT                                                     2002       2001
-----------                                                   --------   --------
PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................   1.024      1.000
  End of Period.............................................   1.031      1.024
Number of Units Outstanding at End of Period (in
 thousands).................................................     749        168

SCUDDER VIT EAFE EQUITY INDEX FUND
Unit Value:
  Beginning of Period.......................................   0.923      1.000
  End of Period.............................................   0.713      0.923
Number of Units Outstanding at End of Period (in
 thousands).................................................     219         57

SCUDDER VIT SMALL CAP INDEX FUND
Unit Value:
  Beginning of Period.......................................   1.022      1.000
  End of Period.............................................   0.799      1.022
Number of Units Outstanding at End of Period (in
 thousands).................................................     339         15

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.954      1.000
  End of Period.............................................   0.605      0.954
Number of Units Outstanding at End of Period (in
 thousands).................................................     281        176

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.981      1.000
  End of Period.............................................   0.883      0.981
Number of Units Outstanding at End of Period (in
 thousands).................................................     709        100

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unit Value:
  Beginning of Period.......................................   0.957      1.000
  End of Period.............................................   0.770      0.957
Number of Units Outstanding at End of Period (in
 thousands).................................................   3,439        393

                                   APPENDIX F
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS
                             AFLIAC CONTRACTS ONLY


Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.4 %).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of Future Guaranteed Annuity Benefit Payments = $119,961.92

       Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (89,971.44/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

       Last Monthly Annuity Benefit Payment = $1,436.50
       Withdrawal Amount = $14,365.00 (10 X 1,436.50)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of Future Annuity Benefit Payments = $234,482.77

       Annuity Units after withdrawal = 1,286.07 (1,370 X (1 -
       (14,365.00/234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Benefit Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 X 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Annuity Benefit Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370 X (1 -
       (18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of future Guaranteed Annuity Benefit Payments = $119,961.92

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,255.80 (1,370 X (1 -
       (10,000/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of future Annuity Benefit Payments = $234,482.77

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,311.57 (1,370 X (1 -
       (10,000/$234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

                                   APPENDIX G
                     EXAMPLES OF PRESENT VALUE WITHDRAWALS
                             FAFLIC CONTRACTS ONLY


Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $140,000. Further assume that he selects a period certain variable annuity payout option of Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 2,402.50 Annuity Units and the first monthly annuity benefit payment is equal to $2,402.50. The following examples assume a net return of 8% (gross return of 9.60%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take a $150,000 Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 2,402.50
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $2,641.41

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of Future Guaranteed Annuity Benefit Payments = $218,003.72

       Present Value Withdrawal Amount = $150,000

       Annuity Units after withdrawal = 749.43(2,402,5 X (1 -
       (150,000/218,003.72)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $823.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge of 1%.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take a $150,000 Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 2,402.50
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $3,347.87

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $115,476.29

       Present Value Withdrawal Amount = $150,000

       Annuity Units after withdrawal = 1362.24 (2402.5 X (1 -
       (50,000/115,476.29)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,898.29

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT REWARD PROSPECTUS OF ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 2003 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.

                                DATED MAY 1, 2003

AFLIAC Select Reward

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                             3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY              4

SERVICES                                                                    4

UNDERWRITERS                                                                5

ANNUITY BENEFIT PAYMENT AND ACCUMULATION UNIT CALCULATIONS                  5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                 6

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                               7

PERFORMANCE INFORMATION                                                     8

FINANCIAL STATEMENTS                                                       17

                         GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992. The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial. The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2002, the Company and its subsidiaries had over $20.6 billion in assets and over $33.6 billion of life insurance in force.


Several Sub-Accounts of the Variable Account are available under the Allmerica Select Reward contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)                        EATON VANCE VARIABLE TRUST
-------------------------------------------                        --------------------------
AIT Core Equity Fund                                               Eaton Vance VT Floating-Rate Income Fund
AIT Equity Index Fund                                              Eaton Vance VT Worldwide Health Sciences Fund
AIT Government Bond Fund
AIT Money Market Fund                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
AIT Select Capital Appreciation Fund                               ------------------------------------------
AIT Select Growth Fund                                             Fidelity VIP Contrafund(R) Portfolio
AIT Select International Equity Fund                               Fidelity VIP Equity-Income Portfolio
AIT Select Investment Grade Income Fund                            Fidelity VIP Growth Portfolio
AIT Select Value Opportunity Fund                                  Fidelity VIP Growth & Income Portfolio
                                                                   Fidelity VIP High Income Portfolio
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)                     Fidelity VIP Mid Cap Portfolio
----------------------------------------------
AIM V.I. Aggressive Growth Fund                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
AIM V.I. Blue Chip Fund                                            ------------------------------------------------------------
AIM V.I. Premier Equity Fund                                       Fidelity VIP Value Strategies Portfolio

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
----------------------------------------------                     --------------------------------------------------------------
AIM V.I. Basic Value Fund                                          FT VIP Franklin Large Cap Growth Securities Fund
AIM V.I. Capital Development Fund                                  FT VIP Franklin Small Cap Fund
                                                                   FT VIP Franklin Small Cap Value Securities Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.              FT VIP Mutual Shares Securities Fund
-----------------------------------------------------              FT VIP Templeton Foreign Securities Fund
AllianceBernstein Premier Growth Portfolio
                                                                   INVESCO VARIABLE INVESTMENT FUNDS, INC.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)    ---------------------------------------
---------------------------------------------------------------    INVESCO VIF-Dynamics Fund
AllianceBernstein Growth and Income Portfolio                      INVESCO VIF-Health Sciences Fund
AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Technology Portfolio
AllianceBernstein Value Portfolio

JANUS ASPEN SERIES (SERVICE SHARES)                                PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
-----------------------------------                                -------------------------------------------
Janus Aspen Growth and Income Portfolio                            Pioneer Fund VCT Portfolio
Janus Aspen Growth Portfolio                                       Pioneer Real Estate Shares VCT Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Mid Cap Growth Portfolio                               SCUDDER INVESTMENT VIT FUNDS
                                                                   ----------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM (SERVICE CLASS)                  Scudder VIT EAFE Equity Index Fund
-------------------------------------------------                  Scudder VIT Small Cap Index Fund
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series                                        SCUDDER VARIABLE SERIES II
MFS(R) Total Return Series                                         --------------------------
MFS(R) Utilities Series                                            Scudder Technology Growth Portfolio
                                                                   SVS Dreman Financial Services Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
---------------------------------------------------                T. ROWE PRICE INTERNATIONAL SERIES, INC.
Oppenheimer Capital Appreciation Fund/VA                           ----------------------------------------
Oppenheimer Global Securities Fund/VA                              T. Rowe Price International Stock Portfolio
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Multiple Strategies Fund/VA

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the financial statements of the Allmerica Select Separate Account of the Company as of December 31, 2002 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.

                                  UNDERWRITERS

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who are registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company pays commissions, not to exceed 7.0% of initial purchase payments, to entities which sold the Contract. The Company may pay commissions not to exceed 7% on additional payments to the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to VeraVest Investments, Inc. for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 2000, 2001, and 2002 were $34,798,995.27, $42,287,846.98 and $44,489,671.23.

No commissions were retained by VeraVest Investments, Inc. for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 2000, 2001 and 2002.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATIONS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value - Previous Valuation Period                                      $ 1.135000

(2)  Value of Assets - Beginning of Valuation Period                                         $ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses                               $ 1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)                 0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)                                      0.000039

(6)  Net Investment Rate (4) - (5)                                                              0.000296

(7)  Net Investment Factor 1.000000 + (6)                                                       1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)                                      $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-  must be new payments to the Contract, including the initial payment,

-  must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

-  will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program. Payments made to the Contract during the same month will be part of the same Enhanced Automatic Transfer Program if the length of the time period is the same and the enhanced rate is the same. The allocation for all of the amounts in the same program will be in accordance with the instructions for the most recent payment to this program. The monthly transfer will be made on the date designated for the initial payment to this program. The amount allocated will be determined by dividing the amount in the program by the number of remaining months. For example, for a six-month program, the first automatic transfer will be 1/6th of the balance; the second automatic transfer will be 1/5th of the balance, and so on.

Payments to different Enhanced Automatic Transfer Programs will be handled in accordance with the instructions for each particular program.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT - THE ACCUMULATION PHASE.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                                  MINIMUM
          CONTRACT              MINIMUM           GUARANTEED
          ANNIVERSARY           GUARANTEED        ANNUAL
          AT EXERCISE           BENEFIT BASE      INCOME(1)
          --------------------  ---------------   -------------------
          10                    $171,034          $12,786
          15                    $218,287          $18,571

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 years are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments.

PERFORMANCE

Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified period that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                 (n)
         P(1 + T)     =   ERV

Where:   P            =   a hypothetical initial payment to the Variable Account
                          of $1,000

         T            =   average annual total return

         n            =   number of years

         ERV          =   the ending redeemable value of the $1,000 payment at
                          the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

  YEARS FROM DATE OF PAYMENT TO DATE      CHARGE AS PERCENTAGE OF NEW PURCHASE
           OF WITHDRAWAL                              PAYMENTS WITHDRAWN
           -------------                              ------------------
            Less than 4                                     8.5%
            Less than 5                                     7.5%
            Less than 6                                     6.5%
            Less than 7                                     5.5%
            Less than 8                                     3.5%
            Less than 9                                     1.5%
            Thereafter                                        0

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                 (n)
         P(1 + T)     =   EV

Where:   P            =   a hypothetical initial payment to the Variable
                          Account of $1,000

         T            =   average annual total return

         n            =   number of years

         EV           =   the ending value of the $1,000 payment at the end of
                          the specified period.

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of Supplemental Total Return does not include the deduction of the $35 annual Contract fee.


PERFORMANCE TABLES

Quotations of average annual total return as shown in Table 1A are calculated in the standardized manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the effect of the $35 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges.


Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time, except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

Performance results in Tables 1A and 2A reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither set of tables include optional Rider charges and neither sets reflects the 5% Payment Credit. Performance results in Tables 3 and 4, however, do reflect the 5% Payment Credit but also include all applicable deductions for the Contract Fee, Sub-Account charges, Underlying Fund charges and assume that the Contract is surrendered at the end of the applicable period. They do not include any optional Rider charge.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under this Contract.

The performance shown in Table 3 is calculated in exactly the same manner as that in Table 1A except that it is adjusted upward to reflect the 5% Payment Credit. Similarly, performance shown in Table 4 is calculated in exactly the same manner as that in Table 2A but is adjusted upward to reflect the 5% Payment Credit.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2002
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

--------------------------------------------------------------------------------------------------------------------
                                                                           FOR YEAR                     SINCE
                                                         SUB-ACCOUNT        ENDED                   INCEPTION OF
                                                        INCEPTION DATE     12/31/02     5 YEARS      SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund                                        5/1/02           N/A          N/A          -24.48%
AIT Equity Index Fund                                      10/6/00         -28.92%        N/A          -21.83%
AIT Government Bond Fund                                    5/1/02           N/A          N/A           -0.91%
AIT Money Market Fund                                      10/8/92          -7.14%       0.97%           0.99%
AIT Select Capital Appreciation Fund                       4/28/95         -28.42%      -0.14%           6.94%
AIT Select Growth Fund                                      9/8/92         -33.82%      -7.23%           3.35%
AIT Select International Equity Fund                        5/3/94         -26.40%      -5.80%           0.06%
AIT Select Investment Grade Income Fund                     9/8/92          -1.26%       2.78%           3.06%
AIT Select Value Opportunity Fund                          2/20/98         -23.60%        N/A            0.32%
AIM V.I. Aggressive Growth Fund                            10/6/00         -29.30%        N/A          -29.29%
AIM V.I. Blue Chip Fund                                    10/6/00         -32.50%        N/A          -28.60%
AIM V.I. Premier Equity Fund                               10/6/00         -36.26%        N/A          -25.76%
AIM V.I. Basic Value Fund                                   5/1/02           N/A          N/A          -29.66%
AIM V.I. Capital Development Fund                           5/1/02           N/A          N/A          -31.24%
AllianceBernstein Premier Growth Portfolio                10/15/99         -36.78%        N/A          -18.48%
AllianceBernstein Growth and Income Portfolio              10/6/00         -29.02%        N/A          -13.51%
AllianceBernstein Small Cap Value Portfolio                 5/1/02           N/A          N/A          -23.33%
AllianceBernstein Technology Portfolio                      5/1/02           N/A          N/A          -37.14%
AllianceBernstein Value Portfolio                           5/1/02           N/A          N/A          -21.94%
Eaton Vance VT Floating-Rate Income Fund                    5/1/01          -8.26%        N/A           -4.85%
Eaton Vance VT Worldwide Health Sciences Fund               5/1/01         -35.83%        N/A          -16.70%
Fidelity VIP Contrafund(R) Portfolio                       10/6/00         -17.12%        N/A          -15.20%
Fidelity VIP Equity-Income Portfolio                        5/1/95         -24.24%      -3.18%           4.93%
Fidelity VIP Growth Portfolio                               5/1/95         -36.25%      -3.69%           4.55%
Fidelity VIP Growth & Income Portfolio                     10/6/00         -23.75%        N/A          -16.47%
Fidelity VIP High Income Portfolio                          5/1/95          -5.50%      -9.42%          -1.90%
Fidelity VIP Mid Cap Portfolio                             10/6/00         -17.57%        N/A           -8.42%
Fidelity VIP Value Strategies Portfolio                     5/1/02           N/A          N/A          -30.55%
FT VIP Franklin Large Cap Growth Securities Fund            5/1/02           N/A          N/A          -23.99%
FT VIP Franklin Small Cap Fund                             10/6/00         -34.81%        N/A          -28.74%
FT VIP Franklin Small Cap Value Securities Fund             5/1/02           N/A          N/A          -26.35%
FT VIP Mutual Shares Securities Fund                       10/6/00         -19.38%        N/A           -4.48%
FT VIP Templeton Foreign Securities Fund                    5/1/02           N/A          N/A          -27.21%
INVESCO VIF-Dynamics Fund                                  10/6/00         -37.72%        N/A          -37.15%
INVESCO VIF-Health Sciences Fund                           10/6/00         -30.93%        N/A          -19.64%
Janus Aspen Growth and Income Portfolio                    10/6/00         -28.47%        N/A          -23.08%
Janus Aspen Growth Portfolio                               10/6/00         -33.04%        N/A          -32.18%
Janus Aspen International Growth Portfolio                 10/6/00         -32.12%        N/A          -30.19%
Janus Aspen Mid Cap Growth Portfolio                       10/6/00         -34.27%        N/A          -42.44%
MFS(R) Mid Cap Growth Series                                5/1/02           N/A          N/A          -34.13%
MFS(R) New Discovery Series                                 5/1/02           N/A          N/A          -30.68%
MFS(R) Total Return Series                                  5/1/02           N/A          N/A          -14.84%
MFS(R) Utilities Series                                     5/1/02           N/A          N/A          -22.36%
Oppenheimer Capital Appreciation Fund/VA                    5/1/02           N/A          N/A          -27.16%
Oppenheimer Global Securities Fund/VA                       5/1/02           N/A          N/A          -28.58%
Oppenheimer High Income Fund/VA                             5/1/02           N/A          N/A          -12.20%
Oppenheimer Main Street Fund/VA                             5/1/02           N/A          N/A          -25.32%
Oppenheimer Multiple Strategies Fund/VA                     5/1/02           N/A          N/A          -16.78%
Pioneer Fund VCT Portfolio                                  5/1/01         -26.15%        N/A          -21.78%
Pioneer Real Estate Shares VCT Portfolio                    5/1/01          -6.46%        N/A            0.33%
Scudder VIT EAFE Equity Index Fund                         10/6/00         -28.29%        N/A          -25.75%
Scudder VIT Small Cap Index Fund                           10/6/00         -27.37%        N/A          -13.73%
Scudder Technology Growth Portfolio                        10/6/00         -41.05%        N/A          -42.98%
SVS Dreman Financial Services Portfolio                    10/6/00         -16.33%        N/A           -6.10%
T. Rowe Price International Stock Portfolio                 5/1/95         -25.42%      -7.51%          -2.71%
--------------------------------------------------------------------------------------------------------------------

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

--------------------------------------------------------------------------------------------------------------------
                                                                           FOR YEAR                     SINCE
                                                         SUB-ACCOUNT        ENDED                   INCEPTION OF
                                                        INCEPTION DATE     12/31/02     5 YEARS      SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund                                        5/1/02           N/A          N/A          -18.59%
AIT Equity Index Fund                                      10/6/00         -23.31%        N/A          -19.06%
AIT Government Bond Fund                                    5/1/02           N/A          N/A            6.82%
AIT Money Market Fund                                      10/8/92           0.24%       3.13%           3.20%
AIT Select Capital Appreciation Fund                       4/28/95         -22.70%       1.96%           8.29%
AIT Select Growth Fund                                      9/8/92         -28.61%      -5.99%           3.35%
AIT Select International Equity Fund                        5/3/94         -20.50%      -3.81%           1.66%
AIT Select Investment Grade Income Fund                     9/8/92          6.62%        4.95%           5.16%
AIT Select Value Opportunity Fund                          2/20/98         -17.49%        N/A            1.89%
AIM V.I. Aggressive Growth Fund                            10/6/00         -23.75%        N/A          -26.80%
AIM V.I. Blue Chip Fund                                    10/6/00         -27.20%        N/A          -26.08%
AIM V.I. Premier Equity Fund                               10/6/00         -31.24%        N/A          -23.13%
AIM V.I. Basic Value Fund                                   5/1/02           N/A          N/A          -24.18%
AIM V.I. Capital Development Fund                           5/1/02           N/A          N/A          -25.88%
AllianceBernstein Premier Growth Portfolio                10/15/99         -31.62%        N/A          -16.16%
AllianceBernstein Growth and Income Portfolio              10/6/00         -23.35%        N/A          -10.39%
AllianceBernstein Small Cap Value Portfolio                 5/1/02           N/A          N/A          -17.36%
AllianceBernstein Technology Portfolio                      5/1/02           N/A          N/A          -32.24%
AllianceBernstein Value Portfolio                           5/1/02           N/A          N/A          -15.86%
Eaton Vance VT Floating-Rate Income Fund                    5/1/01          -1.10%        N/A           -0.45%
Eaton Vance VT Worldwide Health Sciences Fund               5/1/01         -30.81%        N/A          -12.84%
Fidelity VIP Contrafund(R) Portfolio                       10/6/00         -10.62%        N/A          -12.24%
Fidelity VIP Equity-Income Portfolio                        5/1/95         -18.11%      -1.09%           6.37%
Fidelity VIP Growth Portfolio                               5/1/95         -31.08%      -1.75%           5.95%
Fidelity VIP Growth & Income Portfolio                     10/6/00         -17.78%        N/A          -13.57%
Fidelity VIP High Income Portfolio                          5/1/95           2.00%      -7.35%          -0.31%
Fidelity VIP Mid Cap Portfolio                             10/6/00         -11.08%        N/A           -5.21%
Fidelity VIP Value Strategies Portfolio                     5/1/02           N/A          N/A          -25.14%
FT VIP Franklin Large Cap Growth Securities Fund            5/1/02           N/A          N/A          -18.07%
FT VIP Franklin Small Cap Fund                             10/6/00         -29.68%        N/A          -26.23%
FT VIP Franklin Small Cap Value Securities Fund             5/1/02           N/A          N/A          -20.61%
FT VIP Mutual Shares Securities Fund                       10/6/00         -13.05%        N/A           -1.16%
FT VIP Templeton Foreign Securities Fund                    5/1/02           N/A          N/A          -21.53%
INVESCO VIF-Dynamics Fund                                  10/6/00         -32.85%        N/A          -34.96%
INVESCO VIF-Health Sciences Fund                           10/6/00         -25.51%        N/A          -16.84%
Janus Aspen Growth and Income Portfolio                    10/6/00         -22.87%        N/A          -20.40%
Janus Aspen Growth Portfolio                               10/6/00         -27.75%        N/A          -29.75%
Janus Aspen International Growth Portfolio                 10/6/00         -26.80%        N/A          -27.75%
Janus Aspen Mid Cap Growth Portfolio                       10/6/00         -29.13%        N/A          -40.42%
MFS(R) Mid Cap Growth Series                                5/1/02           N/A          N/A          -29.00%
MFS(R) New Discovery Series                                 5/1/02           N/A          N/A          -25.28%
MFS(R) Total Return Series                                  5/1/02           N/A          N/A           -8.21%
MFS(R) Utilities Series                                     5/1/02           N/A          N/A          -16.32%
Oppenheimer Capital Appreciation Fund/VA                    5/1/02           N/A          N/A          -21.48%
Oppenheimer Global Securities Fund/VA                       5/1/02           N/A          N/A          -23.02%
Oppenheimer High Income Fund/VA                             5/1/02           N/A          N/A           -5.36%
Oppenheimer Main Street Fund/VA                             5/1/02           N/A          N/A          -19.51%
Oppenheimer Multiple Strategies Fund/VA                     5/1/02           N/A          N/A          -10.29%
Pioneer Fund VCT Portfolio                                  5/1/01         -20.38%        N/A          -18.17%
Pioneer Real Estate Shares VCT Portfolio                    5/1/01           0.84%        N/A            4.97%
Scudder VIT EAFE Equity Index Fund                         10/6/00         -22.70%        N/A          -23.20%
Scudder VIT Small Cap Index Fund                           10/6/00         -21.70%        N/A          -10.77%
Scudder Technology Growth Portfolio                        10/6/00         -36.42%        N/A          -40.95%
SVS Dreman Financial Services Portfolio                    10/6/00          -9.79%        N/A           -2.87%
T. Rowe Price International Stock Portfolio                 5/1/95         -19.44%      -5.55%          -1.09%
--------------------------------------------------------------------------------------------------------------------

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                      SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

--------------------------------------------------------------------------------------------------------------------
                                                                                                  10 YEARS OR SINCE
                                                          UNDERLYING       FOR YEAR                 INCEPTION OF
                                                             FUND           ENDED                 UNDERLYING FUND
                                                        INCEPTION DATE     12/31/02     5 YEARS       (IF LESS)
--------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*                                      4/29/85         -29.95%      -4.95%           5.13%
AIT Equity Index Fund*                                     9/28/90         -28.92%      -3.45%           7.40%
AIT Government Bond Fund*                                  8/26/91          -0.04%       4.18%           4.96%
AIT Money Market Fund*                                     4/29/85          -7.14%       0.97%           0.99%
AIT Select Capital Appreciation Fund*                      4/28/95         -28.42%      -0.14%           6.91%
AIT Select Growth Fund*                                    8/21/92         -33.82%      -7.23%           3.35%
AIT Select International Equity Fund*                       5/2/94         -26.40%      -5.80%           0.06%
AIT Select Investment Grade Income Fund*                   4/29/85          -1.26%       2.78%           3.06%
AIT Select Value Opportunity Fund*                         4/30/93         -23.60%       0.56%           7.10%
AIM V.I. Aggressive Growth Fund                             5/1/98         -29.30%        N/A           -6.35%
AIM V.I. Blue Chip Fund                                   12/29/99         -32.50%        N/A          -22.44%
AIM V.I. Premier Equity Fund                                5/5/93         -36.26%      -4.83%           6.34%
AIM V.I. Basic Value Fund*                                 9/10/01         -29.03%        N/A          -21.85%
AIM V.I. Capital Development Fund*                          5/1/98         -28.31%        N/A           -4.24%
AllianceBernstein Premier Growth Portfolio                 6/26/92         -36.78%      -4.51%           6.38%
AllianceBernstein Growth and Income Portfolio*             1/14/91         -29.02%       0.65%           9.41%
AllianceBernstein Small Cap Value Portfolio*                5/1/01         -14.42%        N/A           -3.25%
AllianceBernstein Technology Portfolio*                    1/11/96         -46.79%      -3.22%          -0.23%
AllianceBernstein Value Portfolio*                          5/1/01         -20.45%        N/A          -13.02%
Eaton Vance VT Floating-Rate Income Fund                    5/1/01          -8.26%        N/A           -4.85%
Eaton Vance VT Worldwide Health Sciences Fund               5/1/01         -35.83%        N/A          -16.70%
Fidelity VIP Contrafund(R) Portfolio                        1/3/95         -17.12%       0.91%          10.49%
Fidelity VIP Equity-Income Portfolio                       10/9/86         -24.24%      -3.18%           6.76%
Fidelity VIP Growth Portfolio                              10/9/86         -36.25%      -3.69%           5.40%
Fidelity VIP Growth & Income Portfolio                    12/31/96         -23.75%      -1.97%           2.55%
Fidelity VIP High Income Portfolio                         9/19/85          -5.50%      -9.42%           0.33%
Fidelity VIP Mid Cap Portfolio                            12/28/98         -17.57%        N/A           12.77%
Fidelity VIP Value Strategies Portfolio                    2/20/02           N/A          N/A          -27.13%
FT VIP Franklin Large Cap Growth Securities Fund*           5/1/96         -31.76%      -0.84%           3.82%
FT VIP Franklin Small Cap Fund*                            11/1/95         -34.81%      -2.66%           4.48%
FT VIP Franklin Small Cap Value Securities Fund*            5/1/98         -17.00%        N/A           -2.36%
FT VIP Mutual Shares Securities Fund*                      11/8/96         -19.38%       1.17%           4.40%
FT VIP Templeton Foreign Securities Fund*                   5/1/92         -25.50%      -4.75%           6.27%
INVESCO VIF-Dynamics Fund                                  8/25/97         -37.72%      -6.03%          -4.98%
INVESCO VIF-Health Sciences Fund                           5/22/97         -30.93%       2.45%           4.09%
Janus Aspen Growth and Income Portfolio                     5/1/98         -28.47%        N/A            1.13%
Janus Aspen Growth Portfolio                               9/13/93         -33.04%      -3.81%           5.08%
Janus Aspen International Growth Portfolio                  5/2/94         -32.12%      -2.95%           6.40%
Janus Aspen Mid Cap Growth Portfolio                       9/13/93         -34.27%      -4.99%           5.48%
MFS(R) Mid Cap Growth Series*                               5/1/00         -48.18%        N/A          -28.73%
MFS(R) New Discovery Series*                                5/1/98         -37.65%        N/A           -0.49%
MFS(R) Total Return Series*                                 1/3/95         -13.47%       1.95%           8.67%
MFS(R) Utilities Series*                                    1/3/95         -29.50%      -3.54%           7.18%
Oppenheimer Capital Appreciation Fund/VA*                   4/3/85         -33.24%      -0.67%           8.37%
Oppenheimer Global Securities Fund/VA*                    11/12/90         -29.01%       2.35%          10.09%
Oppenheimer High Income Fund/VA*                           4/30/86         -10.93%      -2.87%           4.95%
Oppenheimer Main Street Fund/VA*                            7/5/95         -25.92%      -6.07%           6.10%
Oppenheimer Multiple Strategies Fund/VA*                    2/9/87         -18.25%       0.05%           6.31%
Pioneer Fund VCT Portfolio*                               10/31/97         -26.15%      -3.24%          -1.99%
Pioneer Real Estate Shares VCT Portfolio                    3/1/95          -6.46%      -0.80%           8.16%
Scudder VIT EAFE Equity Index Fund                         8/22/97         -28.29%      -7.80%          -8.40%
Scudder VIT Small Cap Index Fund                           8/22/97         -27.37%      -4.38%          -3.13%
Scudder Technology Growth Portfolio                         5/3/99         -41.05%        N/A          -15.71%
SVS Dreman Financial Services Portfolio                     5/4/98         -16.33%        N/A           -2.24%
T. Rowe Price International Stock Portfolio                3/31/94         -25.42%      -7.51%          -2.19%
--------------------------------------------------------------------------------------------------------------------


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                     SINCE INCEPTION OF UNDERLYING FUND(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

--------------------------------------------------------------------------------------------------------------------
                                                                                                  10 YEARS OR SINCE
                                                          UNDERLYING       FOR YEAR                 INCEPTION OF
                                                             FUND           ENDED                 UNDERLYING FUND
                                                        INCEPTION DATE     12/31/02     5 YEARS       (IF LESS)
--------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*                                      4/29/85         -24.49%       -3.69%          5.13%
AIT Equity Index Fund*                                     9/28/90         -23.31%       -2.15%          7.40%
AIT Government Bond Fund*                                  8/26/91           7.76%        5.42%          4.96%
AIT Money Market Fund*                                     4/29/85           0.24%        3.13%          3.20%
AIT Select Capital Appreciation Fund*                      4/28/95         -22.70%        1.96%          8.28%
AIT Select Growth Fund*                                    8/21/92         -28.61%       -5.99%          3.35%
AIT Select International Equity Fund*                       5/2/94         -20.50%       -3.81%          1.66%
AIT Select Investment Grade Income Fund*                   4/29/85           6.62%        4.95%          5.16%
AIT Select Value Opportunity Fund*                         4/30/93         -17.49%        2.75%          8.64%
AIM V.I. Aggressive Growth Fund                             5/1/98         -23.75%         N/A          -4.99%
AIM V.I. Blue Chip Fund                                   12/29/99         -27.20%         N/A         -20.42%
AIM V.I. Premier Equity Fund                                5/5/93         -31.24%       -3.55%          6.35%
AIM V.I. Basic Value Fund*                                 9/10/01         -23.50%         N/A         -17.22%
AIM V.I. Capital Development Fund*                          5/1/98         -22.72%         N/A          -2.88%
AllianceBernstein Premier Growth Portfolio                 6/26/92         -31.62%       -2.60%          7.92%
AllianceBernstein Growth and Income Portfolio*             1/14/91         -23.35%        2.02%          9.42%
AllianceBernstein Small Cap Value Portfolio*                5/1/01          -7.75%         N/A           1.20%
AllianceBernstein Technology Portfolio*                    1/11/96         -42.65%       -1.93%          0.46%
AllianceBernstein Value Portfolio*                          5/1/01         -14.25%         N/A          -9.02%
Eaton Vance VT Floating-Rate Income Fund                    5/1/01          -1.10%         N/A          -0.45%
Eaton Vance VT Worldwide Health Sciences Fund               5/1/01         -30.81%         N/A         -12.84%
Fidelity VIP Contrafund(R) Portfolio                        1/3/95         -10.62%        2.27%         10.72%
Fidelity VIP Equity-Income Portfolio                       10/9/86         -18.11%       -1.09%          8.26%
Fidelity VIP Growth Portfolio                              10/9/86         -31.08%       -1.75%          6.93%
Fidelity VIP Growth & Income Portfolio                    12/31/96         -17.78%       -0.66%          3.49%
Fidelity VIP High Income Portfolio                         9/19/85           2.00%       -7.35%          2.02%
Fidelity VIP Mid Cap Portfolio                            12/28/98         -11.08%         N/A          14.08%
Fidelity VIP Value Strategies Portfolio                    2/20/02           N/A           N/A         -21.46%
FT VIP Franklin Large Cap Growth Securities Fund*           5/1/96         -26.45%        0.47%          4.47%
FT VIP Franklin Small Cap Fund*                            11/1/95         -29.68%       -1.35%          4.86%
FT VIP Franklin Small Cap Value Securities Fund*            5/1/98         -10.53%         N/A          -0.97%
FT VIP Mutual Shares Securities Fund*                      11/8/96         -13.05%        2.53%          5.12%
FT VIP Templeton Foreign Securities Fund*                   5/1/92         -19.69%       -3.49%          6.27%
INVESCO VIF-Dynamics Fund                                  8/25/97         -32.85%       -4.77%         -3.95%
INVESCO VIF-Health Sciences Fund                           5/22/97         -25.51%        3.79%          5.05%
Janus Aspen Growth and Income Portfolio                     5/1/98         -22.87%         N/A           2.58%
Janus Aspen Growth Portfolio                               9/13/93         -27.75%       -2.51%          5.09%
Janus Aspen International Growth Portfolio                  5/2/94         -26.80%       -1.65%          6.52%
Janus Aspen Mid Cap Growth Portfolio                       9/13/93         -29.13%       -3.72%          5.49%
MFS(R) Mid Cap Growth Series*                               5/1/00         -44.14%         N/A         -26.70%
MFS(R) New Discovery Series*                                5/1/98         -32.80%         N/A           0.92%
MFS(R) Total Return Series*                                 1/3/95          -6.73%        3.30%          8.92%
MFS(R) Utilities Series*                                    1/3/95         -24.01%       -2.26%          7.45%
Oppenheimer Capital Appreciation Fund/VA*                   4/3/85         -28.04%        0.65%          8.37%
Oppenheimer Global Securities Fund/VA*                    11/12/90         -23.48%        3.68%         10.09%
Oppenheimer High Income Fund/VA*                           4/30/86          -3.99%       -1.58%          4.95%
Oppenheimer Main Street Fund/VA*                            7/5/95         -20.15%       -4.82%          6.42%
Oppenheimer Multiple Strategies Fund/VA*                    2/9/87         -11.88%        1.38%          6.31%
Pioneer Fund VCT Portfolio*                               10/31/97         -20.38%       -0.35%          0.65%
Pioneer Real Estate Shares VCT Portfolio                    3/1/95           0.84%        0.52%          8.42%
Scudder VIT EAFE Equity Index Fund                         8/22/97         -22.70%       -6.57%         -7.42%
Scudder VIT Small Cap Index Fund                           8/22/97         -21.70%       -3.11%         -2.09%
Scudder Technology Growth Portfolio                         5/3/99         -36.42%         N/A         -13.94%
SVS Dreman Financial Services Portfolio                     5/4/98          -9.79%         N/A          -0.83%
T. Rowe Price International Stock Portfolio                3/31/94         -19.44%       -5.55%         -0.53%
--------------------------------------------------------------------------------------------------------------------


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                     TABLE 3
                      FOR PERIODS ENDING DECEMBER 31, 2002
                         SINCE INCEPTION OF SUB-ACCOUNT
            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

--------------------------------------------------------------------------------------------------------------------
                                                                           FOR YEAR                     SINCE
                                                         SUB-ACCOUNT        ENDED                   INCEPTION OF
                                                        INCEPTION DATE     12/31/02   5 YEARS        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund                                        5/1/02           N/A          N/A          -20.73%
AIT Equity Index Fund                                      10/6/00         -26.04%        N/A          -20.75%
AIT Government Bond Fund                                    5/1/02           N/A          N/A            3.92%
AIT Money Market Fund                                      10/8/92          -3.82%       1.37%           2.28%
AIT Select Capital Appreciation Fund                       4/30/95         -26.12%       0.18%           7.29%
AIT Select Growth Fund                                      9/8/92         -30.97%      -6.82%           4.38%
AIT Select International Equity Fund                        5/3/94         -24.26%      -5.84%           0.38%
AIT Select Investment Grade Income Fund                     9/8/92           1.89%       2.78%           3.71%
AIT Select Value Opportunity Fund                          2/20/98         -21.25%        N/A           -0.10%
AIM V.I. Aggressive Growth Fund                            10/6/00         -26.20%        N/A          -28.13%
AIM V.I. Blue Chip Fund                                    10/6/00         -29.57%        N/A          -27.44%
AIM V.I. Premier Equity Fund                               10/6/00         -33.59%        N/A          -24.60%
AIM V.I. Basic Value Fund                                   5/1/02           N/A          N/A          -26.19%
AIM V.I. Capital Development Fund                           5/1/02           N/A          N/A          -27.81%
AllianceBernstein Premier Growth Portfolio                10/15/99         -35.81%        N/A          -19.25%
AllianceBernstein Growth and Income Portfolio              10/6/00         -26.70%        N/A          -12.79%
AllianceBernstein Small Cap Value Portfolio                 5/1/02           N/A          N/A          -19.52%
AllianceBernstein Technology Portfolio                      5/1/02           N/A          N/A          -34.00%
AllianceBernstein Value Portfolio                           5/1/02           N/A          N/A          -18.05%
Eaton Vance VT Floating-Rate Income Fund                    5/1/01          -3.86%        N/A           -2.21%
Eaton Vance VT Worldwide Health Sciences Fund               5/1/01         -32.86%        N/A          -14.46%
Fidelity VIP Contrafund(R) Portfolio                       10/6/00         -13.45%        N/A          -13.78%
Fidelity VIP Equity-Income Portfolio                        5/1/95         -22.53%      -3.72%           4.45%
Fidelity VIP Growth Portfolio                               5/1/95         -34.91%      -4.13%           4.27%
Fidelity VIP Growth & Income Portfolio                     10/6/00         -20.22%        N/A          -14.90%
Fidelity VIP High Income Portfolio                          5/1/95          -2.02%      -9.04%          -1.44%
Fidelity VIP Mid Cap Portfolio                             10/6/00         -14.02%        N/A           -6.95%
Fidelity VIP Value Strategies Portfolio                     5/1/02           N/A          N/A          -27.08%
FT VIP Franklin Large Cap Growth Securities Fund            5/1/02           N/A          N/A          -20.19%
FT VIP Franklin Small Cap Fund                             10/6/00         -31.98%        N/A          -27.57%
FT VIP Franklin Small Cap Value Securities Fund             5/1/02           N/A          N/A          -22.70%
FT VIP Mutual Shares Securities Fund                       10/6/00         -15.84%        N/A           -2.86%
FT VIP Templeton Foreign Securities Fund                    5/1/02           N/A          N/A          -23.60%
INVESCO VIF-Dynamics Fund                                  10/6/00         -34.81%        N/A          -35.94%
INVESCO VIF-Health Sciences Fund                           10/6/00         -27.83%        N/A          -18.20%
Janus Aspen Growth and Income Portfolio                    10/6/00         -25.21%        N/A          -21.67%
Janus Aspen Growth Portfolio                               10/6/00         -30.33%        N/A          -31.28%
Janus Aspen International Growth Portfolio                 10/6/00         -29.03%        N/A          -28.93%
Janus Aspen Mid Cap Growth Portfolio                       10/6/00         -31.18%        N/A          -41.34%
MFS(R) Mid Cap Growth Series                                5/1/02           N/A          N/A          -30.84%
MFS(R) New Discovery Series                                 5/1/02           N/A          N/A          -27.22%
MFS(R) Total Return Series                                  5/1/02           N/A          N/A          -10.63%
MFS(R) Utilities Series                                     5/1/02           N/A          N/A          -18.48%
Oppenheimer Capital Appreciation Fund/VA                    5/1/02           N/A          N/A          -23.53%
Oppenheimer Global Securities Fund/VA                       5/1/02           N/A          N/A          -25.03%
Oppenheimer High Income Fund/VA                             5/1/02           N/A          N/A           -7.85%
Oppenheimer Main Street Fund/VA                             5/1/02           N/A          N/A          -21.60%
Oppenheimer Multiple Strategies Fund/VA                     5/1/02           N/A          N/A          -12.62%
Pioneer Fund VCT Portfolio                                  5/1/01         -22.58%        N/A          -19.58%
Pioneer Real Estate Shares VCT Portfolio                    5/1/01          -1.99%        N/A            3.11%
Scudder VIT EAFE Equity Index Fund                         10/6/00         -24.79%        N/A          -24.19%
Scudder VIT Small Cap Index Fund                           10/6/00         -23.87%        N/A          -11.96%
Scudder Technology Growth Portfolio                        10/6/00         -38.39%        N/A          -41.97%
SVS Dreman Financial Services Portfolio                    10/6/00         -12.38%        N/A           -4.26%
T. Rowe Price International Stock Portfolio                 5/1/95         -23.23%      -7.58%          -2.55%
--------------------------------------------------------------------------------------------------------------------

                                     TABLE 4
                      FOR PERIODS ENDING DECEMBER 31, 2002
                      SINCE INCEPTION OF UNDERLYING FUND(1)
            AVERAGE ANNUAL TOTAL RETURNS INCLUDING 5% PAYMENT CREDIT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

--------------------------------------------------------------------------------------------------------------------
                                                                                                  10 YEARS OR SINCE
                                                          UNDERLYING       FOR YEAR                 INCEPTION OF
                                                             FUND           ENDED                 UNDERLYING FUND
                                                        INCEPTION DATE     12/31/02   5 YEARS         (IF LESS)
--------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*                                      4/29/85         -26.48%      -4.05%          5.62%
AIT Equity Index Fund*                                     9/28/90         -26.04%      -3.23%          7.18%
AIT Government Bond Fund*                                  8/26/91           4.83%       5.12%          5.33%
AIT Money Market Fund*                                     4/29/85          -3.82%       1.37%          2.24%
AIT Select Capital Appreciation Fund*                      4/28/95         -26.12%       0.18%          7.28%
AIT Select Growth Fund*                                    8/21/92         -30.97%      -6.82%          3.35%
AIT Select International Equity Fund*                       5/2/94         -24.26%      -5.84%          0.38%
AIT Select Investment Grade Income Fund*                   4/29/85           1.89%       2.78%          3.70%
AIT Select Value Opportunity Fund*                         4/30/93         -21.25%       0.81%          7.56%
AIM V.I. Aggressive Growth Fund                             5/1/98         -26.20%        N/A          -5.82%
AIM V.I. Blue Chip Fund                                   12/29/99         -29.57%        N/A         -21.58%
AIM V.I. Premier Equity Fund                                5/5/93         -33.59%      -4.45%          6.31%
AIM V.I. Basic Value Fund*                                 9/10/01         -25.53%        N/A         -14.96%
AIM V.I. Capital Development Fund*                          5/1/98         -24.73%        N/A          -3.24%
AllianceBernstein Premier Growth Portfolio                 6/26/92         -35.81%      -5.36%          6.02%
AllianceBernstein Growth and Income Portfolio*             1/14/91         -26.70%       0.31%          8.59%
AllianceBernstein Small Cap Value Portfolio*                5/1/01         -10.16%        N/A          -0.40%
AllianceBernstein Technology Portfolio*                    1/11/96         -44.13%      -2.27%          0.72%
AllianceBernstein Value Portfolio*                          5/1/01         -16.48%        N/A         -10.45%
Eaton Vance VT Floating-Rate Income Fund                    5/1/01          -3.86%        N/A          -2.21%
Eaton Vance VT Worldwide Health Sciences Fund               5/1/01         -32.86%        N/A         -14.46%
Fidelity VIP Contrafund(R) Portfolio                        1/3/95         -13.45%       1.40%         10.78%
Fidelity VIP Equity-Income Portfolio                       10/9/86         -22.53%      -3.72%          6.50%
Fidelity VIP Growth Portfolio                              10/9/86         -34.91%      -4.13%          5.41%
Fidelity VIP Growth & Income Portfolio                    12/31/96         -20.22%      -1.31%          3.27%
Fidelity VIP High Income Portfolio                         9/19/85          -2.02%      -9.04%          1.14%
Fidelity VIP Mid Cap Portfolio                            12/28/98         -14.02%        N/A          13.43%
Fidelity VIP Value Strategies Portfolio                    2/20/02           N/A          N/A         -27.08%
FT VIP Franklin Large Cap Growth Securities Fund*           5/1/96         -28.36%       0.12%          4.60%
FT VIP Franklin Small Cap Fund*                            11/1/95         -31.98%      -2.17%          4.74%
FT VIP Franklin Small Cap Value Securities Fund*            5/1/98         -12.87%        N/A          -1.37%
FT VIP Mutual Shares Securities Fund*                      11/8/96         -15.84%       1.65%          4.73%
FT VIP Templeton Foreign Securities Fund*                   5/1/92         -21.81%      -3.86%          6.75%
INVESCO VIF-Dynamics Fund                                  8/25/97         -34.81%      -5.31%         -4.31%
INVESCO VIF-Health Sciences Fund                           5/22/97         -27.83%       3.14%          4.67%
Janus Aspen Growth and Income Portfolio                     5/1/98         -25.21%        N/A           1.87%
Janus Aspen Growth Portfolio                               9/13/93         -30.33%      -3.55%          4.93%
Janus Aspen International Growth Portfolio                  5/2/94         -29.03%      -2.33%          6.67%
Janus Aspen Mid Cap Growth Portfolio                       9/13/93         -31.18%      -4.27%          5.82%
MFS(R) Mid Cap Growth Series*                               5/1/00         -45.59%        N/A         -27.43%
MFS(R) New Discovery Series*                                5/1/98         -34.54%        N/A           0.55%
MFS(R) Total Return Series*                                 1/3/95          -9.18%       2.97%          9.43%
MFS(R) Utilities Series*                                    1/3/95         -25.98%      -2.59%          7.99%
Oppenheimer Capital Appreciation Fund/VA*                   4/3/85         -29.91%       0.29%          8.88%
Oppenheimer Global Securities Fund/VA*                    11/12/90         -25.48%       3.40%         10.61%
Oppenheimer High Income Fund/VA*                           4/30/86          -6.51%      -1.96%          5.42%
Oppenheimer Main Street Fund/VA*                            7/5/95         -22.23%      -5.16%          7.01%
Oppenheimer Multiple Strategies Fund/VA*                    2/9/87         -14.17%       1.03%          6.82%
Pioneer Fund VCT Portfolio*                               10/31/97         -22.58%      -0.83%          0.35%
Pioneer Real Estate Shares VCT Portfolio                    3/1/95          -1.99%      -0.04%          8.63%
Scudder VIT EAFE Equity Index Fund                         8/22/97         -24.79%      -6.98%         -7.65%
Scudder VIT Small Cap Index Fund                           8/22/97         -23.87%      -3.58%         -2.38%
Scudder Technology Growth Portfolio                         5/3/99         -38.39%        N/A         -14.87%
SVS Dreman Financial Services Portfolio                     5/4/98         -12.38%        N/A          -1.65%
T. Rowe Price International Stock Portfolio                3/31/94         -23.23%      -7.58%         -1.83%
--------------------------------------------------------------------------------------------------------------------


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2002:


                  Yield                              -0.26%
                  Effective Yield                    -0.26%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                             (365/7)
         Effective Yield     =      [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $35 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account.

ALLMERICA FINANCIAL

LIFE INSURANCE AND

ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The consolidated financial statements give retroactive effect to the reorganization of First Allmerica Financial Life Insurance Company as a subsidiary of Allmerica Financial Life Insurance and Annuity Company on December 31, 2002, as described in Note 2 to the consolidated financial statements.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002 and derivative instruments in 2001.


/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 30, 2003

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                  2002            2001           2000
---------------------------------------------------------------------------------------------------------------------
REVENUES
   Premiums                                                                $     48.1      $     49.0     $     52.0
   Universal life and investment product policy fees                            409.8           391.6          421.1
   Net investment income                                                        384.2           433.2          421.4
   Net realized investment losses                                              (137.7)          (86.6)         (67.8)
   Other income                                                                  97.7            86.1          101.3
                                                                           ------------   -------------  ------------
     Total revenues                                                             802.1           873.3          928.0
                                                                           ------------   -------------  ------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses                 485.6           414.3          418.9
   Policy acquisition expenses                                                  655.9            77.5           83.4
   Gain from retirement of trust instruments supported by funding
        obligations                                                            (102.6)            -              -
   Additional consideration received from sale of defined contribution           (3.6)
   Loss from sale of universal life business                                     31.3             -              -
   Restructuring costs                                                           14.8                           11.0
   (Gains) losses on derivative instruments                                     (40.3)           35.2            -
   Other operating expenses                                                     378.2           321.2          272.0
                                                                           ------------   -------------  ------------
      Total benefits, losses and expenses                                     1,419.3           848.2          785.3
                                                                           ------------   -------------  ------------
(Loss) income before federal income taxes                                      (617.2)           25.1          142.7
                                                                           ------------   -------------  ------------
FEDERAL INCOME TAX (BENEFIT) EXPENSE
   Current                                                                      (28.5)           (1.5)         (33.8)
   Deferred                                                                    (215.3)          (13.0)          50.1
                                                                           ------------   -------------  ------------
      Total federal income tax (benefit) expense                               (243.8)          (14.5)          16.3
                                                                           ------------   -------------  ------------
(Loss) income before cumulative effect of change in accounting
principle                                                                      (373.4)           39.6          126.4
                                                                           ------------   -------------  ------------
Cumulative effect of change in accounting principle                              (1.6)           (3.2)           -
                                                                           ------------   -------------  ------------
Net (loss) income                                                          $   (375.0)     $     36.4     $    126.4
                                                                           ============   =============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CONSOLIDATED BALANCE SHEETS
DECEMBER 31,
(IN MILLIONS, EXCEPT PER SHARE DATA)                                                        2002         2001
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $4,503.8 and $5,955.5)        $    4,685.1  $    6,057.1
      Equity securities at fair value (cost of $33.8 and $44.2)                               36.0          37.1
      Mortgage loans                                                                         175.1         226.6
      Policy loans                                                                           361.4         379.6
      Other long-term investments                                                            128.0         158.8
                                                                                     -------------  -------------
         Total investments                                                                 5,385.6       6,859.2
                                                                                     -------------  -------------
   Cash and cash equivalents                                                                 268.2         154.1
   Accrued investment income                                                                  89.6          97.0
   Premiums, accounts and notes receivable, net                                                2.9           2.7
   Reinsurance receivable on paid and unpaid losses, benefits and unearned premiums        1,064.7         431.5
   Deferred policy acquisition costs                                                       1,030.1       1,588.4
   Deferred  federal income taxes                                                            212.4           -
   Other assets                                                                              280.9         356.2
   Separate account assets                                                                12,343.4      14,838.4
                                                                                     -------------  -------------
         Total assets                                                                 $   20,677.8  $   24,327.5
                                                                                     =============  =============
LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                                          $    3,900.1  $    4,099.6
      Outstanding claims and losses                                                          104.1         105.9
      Unearned premiums                                                                        3.9           4.9
      Contractholder deposit funds and other policy liabilities                              763.5       1,675.5
                                                                                     -------------  -------------
         Total policy liabilities and accruals                                             4,771.6       5,885.9
                                                                                     -------------  -------------
   Expenses and taxes payable                                                                623.2         557.2
   Reinsurance premiums payable                                                              538.9          12.7
   Deferred federal income taxes                                                               -            24.7
   Trust instruments supported by funding obligations                                      1,202.8       1,589.0
   Separate account liabilities                                                           12,343.4      14,838.4
                                                                                     -------------  -------------
      Total liabilities                                                                   19,479.9      22,907.9
                                                                                     -------------  -------------
   Commitments and contingencies (Notes 15 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526
      shares issued and outstanding                                                            2.5           2.5
   Additional paid-in capital                                                              1,075.0         887.0
   Accumulated other comprehensive (loss)income                                              (29.2)          5.5
   Retained earnings                                                                         149.6         524.6
                                                                                     -------------  -------------
      Total shareholder's equity                                                           1,197.9       1,419.6
                                                                                     -------------  -------------
      Total liabilities and shareholder's equity                                      $   20,677.8  $   24,327.5
                                                                                     =============  =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                                                        2002            2001         2000
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
    Balance at beginning and end of year                                       $         2.5   $         2.5   $         2.5
                                                                               --------------  --------------  -------------
ADDITIONAL PAID-IN CAPITAL (1)
   Balance at beginning of year                                                        887.0           857.0          857.0
   Capital contribution                                                                188.0            30.0            -
                                                                               --------------  --------------  -------------
   Balance at end of year                                                            1,075.0           887.0          857.0
                                                                               --------------  --------------  -------------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (1)
   NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND
   DERIVATIVE INSTRUMENTS:
   Balance at beginning of year                                                         21.0            (8.7)         (14.9)
   Appreciation (depreciation) during the period:
        Net (depreciation) appreciation on available-for-sale securities and
               derivative instruments                                                   (9.6)           45.7            9.6
        Benefit (provision) for deferred federal income taxes                            3.4           (16.0)          (3.4)
                                                                               --------------  --------------  -------------
                                                                                        (6.2)           29.7            6.2
                                                                               --------------  --------------  -------------
   Balance at end of year                                                               14.8            21.0           (8.7)
                                                                               --------------  --------------  -------------
   MINIMUM PENSION LIABILITY:
   Balance at beginning of year                                                        (15.5)            -              -
   Increase during the period:
        Increase in minimum pension liability                                          (43.8)          (23.9)           -
        Benefit for deferred federal income taxes                                       15.3             8.4            -
                                                                               --------------  --------------  -------------
                                                                                       (28.5)          (15.5)           -
                                                                               --------------  --------------  -------------
   Balance at end of year                                                              (44.0)          (15.5)           -
                                                                               --------------  --------------  -------------
   Total accumulated other comprehensive (loss) income                                 (29.2)            5.5           (8.7)
                                                                               --------------  --------------  -------------
RETAINED EARNINGS (1)
   Balance at beginning of year                                                        524.6           488.2          361.8
   Net (loss) income                                                                  (375.0)           36.4          126.4
                                                                               --------------  --------------  -------------
   Balance at end of year                                                              149.6           524.6          488.2
                                                                               --------------  --------------  -------------
      Total shareholder's equity                                               $     1,197.9   $     1,419.6   $    1,339.0
                                                                               ==============  ==============  =============

(1) Certain 2001 and 2000 balances have been restated due to a change in corporate structure on December 31, 2002 (see Note 2 - Reorganization of AFC Corporate Structure).

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (1)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                       2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                            $      (375.0)   $       36.4    $      126.4
                                                                             ---------------  --------------  --------------
   Other comprehensive (loss) income:
     Available-for-sale securities:
          Net appreciation during the period                                          48.9            44.3             9.6
          Provision for deferred federal income taxes                                (17.1)          (15.5)           (3.4)
                                                                             ---------------  --------------  --------------
     Total available-for-sales securities                                             31.8            28.8             6.2
                                                                             ---------------  --------------  --------------
     Derivative instruments:
          Net (depreciation) appreciation during the period                          (58.5)            1.4             -
          Benefit (provision) for deferred federal income taxes                       20.5            (0.5)            -
                                                                             ---------------  --------------  --------------
     Total derivatives instruments                                                   (38.0)            0.9             -
                                                                             ---------------  --------------  --------------
                                                                                      (6.2)           29.7             6.2
                                                                             ---------------  --------------  --------------
     Minimum pension liability:
          Increase in minimum pension liability                                      (43.8)          (23.9)            -
          Benefit for deferred federal income taxes                                   15.3             8.4             -
                                                                             ---------------  --------------  --------------
                                                                                     (28.5)          (15.5)            -
                                                                             ---------------  --------------  --------------
Other comprehensive (loss) income                                                    (34.7)           14.2             6.2
                                                                             ---------------  --------------  --------------
Comprehensive (loss) income                                                  $      (409.7)   $       50.6    $      132.6
                                                                             ===============  ==============  ==============

(1) Certain 2001 and 2000 balances have been restated due to a change in corporate structure on December 31, 2002 (see Note 2 - Reorganization of AFC Corporate Structure)

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                        2002            2001            2000
-----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Net (loss) income                                                            $    (375.0)   $       36.4    $      126.4
   Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
      Net realized losses                                                             137.7            86.6            67.8
      (Gain) loss on derivative instruments                                           (40.3)           35.2             -
      Impairment of capitalized technology                                             29.8             -               -
      Net amortization and depreciation                                                18.0            20.3            18.2
      Interest credited to contractholder deposit funds and trust instruments
           supported by funding obligations                                            84.4           126.7           144.7
      Gain from retirement of trust instruments supported by funding obligations     (102.6)            -               -
      Loss from disposal of universal life business                                    31.3             -               -
      Deferred federal income taxes                                                  (215.3)          (13.0)           50.1
      Change in deferred acquisition costs                                            386.7          (171.9)         (215.1)
      Change in premiums and notes receivable, net of reinsurance premiums
           payable                                                                      0.9            26.3            47.7
      Change in accrued investment income                                               7.4            (1.3)            4.2
      Change in policy liabilities and accruals, net                                 (221.7)          417.7           (20.3)
      Change in reinsurance receivable                                                 15.1            35.6            13.7
      Change in expenses and taxes payable                                            189.7           (31.7)          (86.2)
      Other, net                                                                       (3.3)          (42.4)           (6.1)
                                                                                -------------- --------------  --------------
          Net cash (used in) provided by operating activities                         (57.2)          524.5           145.1
                                                                                -------------- --------------  --------------
CASH FLOWS FROM INVESTING ACTIVITIES
       Proceeds from disposals and maturities of available-for-sale fixed
           maturities                                                               3,503.6         1,793.9         1,561.6
       Proceeds from disposals of equity securities                                     0.5            42.0             4.1
       Proceeds from disposals of other investments                                    60.4            38.8            28.9
       Proceeds from mortgages sold, matured or collected                              52.3           309.3           119.2
       Purchase of available-for-sale fixed maturities                             (1,997.6)       (2,994.5)       (2,257.6)
       Purchase of equity securities                                                   (1.4)          (11.1)          (16.2)
       Purchase of other investments                                                  (31.3)          (21.2)         (128.0)
       Capital expenditures                                                           (11.5)          (31.2)          (13.2)
       Payments related to terminated swap agreements                                 (72.0)          (27.4)           (3.8)
       Purchase of company owned life insurance                                         -               -             (64.9)
       Other investing activities, net                                                 16.8             7.0            (9.4)
                                                                                -------------- --------------  --------------
           Net cash provided by (used in) investing activities                      1,519.8          (894.4)         (779.3)
                                                                                -------------- --------------  --------------
CASH FLOWS FROM FINANCING ACTIVITIES
       Deposits to contractholder deposit funds                                       100.0           101.3           848.0
       Withdrawals from contractholder deposit funds                               (1,023.7)         (621.1)         (936.7)
       Deposits to trust instruments supported by funding obligations                 112.0         1,109.5           568.5
       Withdrawals from trust instruments supported by funding obligations           (578.9)         (190.6)            -
       Capital contribution                                                            42.1             -               -
                                                                                -------------- --------------  --------------
           Net cash (used in) provided by financing activities                     (1,348.5)          399.1           479.8
                                                                                -------------- --------------  --------------
Net change in cash and cash equivalents                                               114.1            29.2          (154.4)
Cash and cash equivalents, beginning of period                                        154.1           124.9           279.3
                                                                                -------------- --------------  --------------
Cash and cash equivalents, end of period                                        $     268.2    $      154.1    $      124.9
                                                                                ============== ==============  ==============
SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments                                                               $      (0.7)   $       (0.9)   $       (1.9)
Income taxes refunds                                                            $       9.1    $        7.8    $       12.3

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of First Allmerica Financial Life Insurance Company ("FAFLIC") and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). In accordance with the change in reporting entity guidance contained in Accounting Principles Board Opinion No. 20, ACCOUNTING CHANGES ("APB Opinion No. 20"), the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented (see Note 2 - Reorganization of AFC corporate structure).

Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFLIAC agreed with the Massachusetts Insurance Commissioner to maintain certain surplus levels indefinitely.

The Company's consolidated financial operations include two segments: Allmerica Financial Services ("AFS") and Allmerica Asset Management ("AAM"). Prior to September 30, 2002, the AFS segment manufactured and sold variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. On September 27, 2002, the Company announced plans to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products. This resulted from the cumulative effect of the significant, persistent decline in the equity market, culminating in the third quarter of 2002, that followed the decline in the second quarter, as well as the ratings downgrades. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products. In the future, the AFS business will consist of two components. First, the Company plans to transform its former Agency distribution channel into an independent broker/dealer, VeraVest Investments, Inc., formerly "Allmerica Investments, Inc." ("VeraVest"), to distribute non-proprietary investment and insurance products. The Company has entered into agreements with leading investment product and insurance providers and is seeking additional alliances whereby these providers would compensate the Company for non-proprietary product sales by VeraVest's registered representatives. Second, the Company plans to retain and service existing customer accounts. These include variable annuity and variable universal life accounts, as well as certain remaining traditional life and group retirement accounts, which were issued by its life insurance subsidiaries, AFLIAC and FAFLIC. However, the Company expects that the persistency of its existing customer policies and contracts will be substantially less than its historical experience.

Through its AAM segment, prior to September 2002, FAFLIC offered Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts, which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during the fourth quarter of 2002.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.   CLOSED BLOCK

FAFLIC established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.   VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D.   FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts, option contracts and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E.   DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (i.e. when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair value, cash flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value.

When hedge accounting is discontinued because the derivative used in a cash flow hedge expires or is sold, terminated, or exercised, the gain or loss on the derivative will continue to be deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affects earnings. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

F.   CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G.   REINSURANCE RECEIVABLE

The Company shares certain insurance risks it has underwritten through the use of reinsurance contracts with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provision of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS, have been met. As a result, when the Company experiences loss or claims events, or unfavorable mortality or morbidity experience that are subjected to a reinsurance contract, reinsurance recoveries are recorded. The amount of the reinsurance recoverable can vary based on the terms of the reinsurance contract, the size of the individual loss or claim, or the aggregate amount of all losses or claims in a particular line, book of business or an aggregate amount associated with a particular accident year. The valuation of losses or claims recoverable depends on whether the underlying loss or claim is a reported loss or claim, an incurred but not reported loss or a future policy benefit. For reported losses and claims, the Company values reinsurance recoverables at the time the underlying loss or claim is recognized, in accordance with contract terms. For incurred but not reported losses and future policy benefits, the Company estimates the amount of reinsurance recoverable based on the terms of the reinsurance contract and historical reinsurance recovery information and applies that information to the gross loss reserve and future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all losses and claims are settled.

H.   DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to variable annuities and contractholder deposit funds that were deferred in 2002 and prior, are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products which were deferred in 2002 and prior are amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life and group life and health product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although recoverability of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be recovered. The amount of deferred policy acquisition costs considered recoverable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced or permanently impaired as a result of the disposition of a line of business. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

I.   PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. The estimated useful life for capitalized software is generally 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. When an impairment loss has been deemed to have occurred, the Company reduces the carrying value of the asset to the fair value. Fair values are estimated using discounted cash flow analysis.

J.   GOODWILL

In accordance with the provisions of Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), the Company ceased amortizing its goodwill beginning in 2002 and carries it at the January 1, 2002 amortized cost balance, net of impairments. The Company tests for the recoverability of goodwill annually or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amount of reporting units with goodwill exceed the fair value. The amount of the impairment loss that is recognized is determined based upon the excess of the carrying value of goodwill compared to the implied fair value of the goodwill, as determined with respect to all assets and liabilities of the reporting unit.

K.   SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholders' equity or net investment income.

L.   POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum fund values in excess of contract values.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance contracts for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

M.   PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum fund values in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

N.   FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from policy acquisition expenses, policy reserves, tax credit carryforwards, net operating loss carryforwards and employee benefit expenses.

O.   NEW ACCOUNTING PRONOUNCEMENTS

In January 2003, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51 ("FIN 46"). FIN 46 provides guidance regarding the application of Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, specifically as it relates to the identification of entities for which control is achieved through a means other than voting rights ("variable interest entities") and the determination of which party is responsible for consolidating the variable interest entities (the "primary beneficiary"). In addition to mandating that the primary beneficiary consolidate the variable interest entity, FIN 46 also requires disclosures by companies that hold a significant variable interest, even if they are not the primary beneficiary. Certain financial statement disclosures are applicable immediately for those entities for which it is reasonably possible that the enterprise will consolidate any variable interest entities. This interpretation also applies immediately to variable interest entities created after January 31, 2003, and to variable interest entities in which an enterprise obtains an interest after that date. For those variable interest entities in which an enterprise holds a variable interest that it acquired before February 1, 2003, the provisions of this interpretation shall be applied no later than the first reporting period after June 15, 2003. The Company is currently assessing the effect that adoption of FIN 46 will have on its financial position and results of operations.

In November 2002, the FASB issued Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS - AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB INTERPRETATION NO. 34 ("FIN 45"). FIN 45 provides guidance regarding financial statement disclosure requirements for guarantors related to obligations under guarantees. FIN 45 also clarifies the requirements related to the recognition of a liability by the guarantor, at the inception of a guarantee, for these obligations under guarantees. This interpretation also incorporates, without change, the guidance in FASB Interpretation No. 34, DISCLOSURE OF INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, which is being superceded. The initial recognition and measurement provisions of this interpretation are required to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of reporting periods ending after December 15, 2002. The adoption of FIN 45 did not have a material effect on the Company's financial position or results of operations.

In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("Statement No. 146"). This statement requires that a liability for costs associated with an exit or disposal activity is recognized and measured initially at its fair value in the period the liability is incurred. This statement supersedes Emerging Issues Task Force Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING). Additionally, the statement requires financial statement disclosures about the description of the exit or disposal activity, including for each major type of cost, the total amount expected to be incurred and a reconciliation of the beginning and ending liability balances. The provisions of this statement are effective for all exit and disposal activities initiated after December 31, 2002. The adoption of Statement No. 146 is not expected to have a material effect on the Company's financial statements.

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("Statement No. 144"). This statement addresses significant issues relating to the implementation of Statement of Financial Accounting Standards No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("Statement No. 121"), by developing a single accounting model, based on the framework established in Statement No. 121, for long-lived assets to be disposed of by sale, whether previously held and used or newly acquired. In addition, Statement No. 144 supersedes the accounting and reporting provisions of Accounting Principles Board Opinion No. 30 ("APB No. 30"), REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS, for the disposal of a segment of a business and amends Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to eliminate the exception to consolidation for a subsidiary for which control is likely to be temporary. The provisions of this statement are effective for fiscal years beginning after December 15, 2001. The adoption of Statement No. 144 did not have a material effect on the Company's financial statements.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142 which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement became effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. The Company adopted Statement No. 142 on January 1, 2002. In accordance with the transition provisions of this statement, the Company recorded a $1.6 million charge, net-of-taxes, in earnings, to recognize the impairment of goodwill related to two of its non-insurance subsidiaries. The Company utilized a discounted cash flow model to value these subsidiaries.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provisions of the statement, the Company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

P.   RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.   REORGANIZATION OF AFC CORPORATE STRUCTURE

On December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC, as well as the immediate parent of FAFLIC. Under the previous internal ownership structure, FAFLIC was the immediate parent of AFLIAC and a direct subsidiary of AFC. This transaction was recorded at cost.

In accordance with the change in reporting entity guidance contained within APB Opinion No. 20, the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented.

A reconciliation of revenues and net income as previously reported and as restated are as follows:

DECEMBER 31,
(IN MILLIONS)                                             2001         2000
-----------------------------------------------------------------------------
Revenues:
       As previously reported                           $  597.3     $  595.5
       Effect of change in reporting entity                276.0        332.5
                                                        ---------------------
           As restated                                    873.3        928.0
                                                        ---------------------
Net Income:
       As previously reported                               73.9        119.5
       Effect of change in reporting entity                (37.5)         6.9
                                                        ---------------------
              As restated                               $   36.4     $  126.4
                                                        ---------------------

3.   DISCONTINUED OPERATIONS

During 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $7.4 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $69.6 million at December 31, 2002 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2002 and 2001, the discontinued segment had assets of approximately $290.4 million and $397.6 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $347.5 million and $369.3 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $23.3 million, $34.4 million and $207.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

4.   SIGNIFICANT TRANSACTIONS

Effective December 31, 2002, the Company effectively sold, through a 100% coinsurance agreement, substantially all of its fixed universal life insurance business. Under the agreement, the Company ceded approximately $660 million of universal life insurance reserves in exchange for the transfer of approximately $550 million of investment assets with an amortized cost of approximately $525 million, subject to certain post-closing adjustments. At December 31, 2002, the Company recorded a pre-tax loss from this transaction of $31.3 million. This loss consisted primarily of the aforementioned ceded reserves, asset transfers, a permanent impairment of the universal life deferred acquisition cost ("DAC") asset of $155.9 million and administrative expenses of approximately $10 million. This loss is reflected as a separate line item in the Consolidated Statements of Income. During 2003, approximately $550 million of investment assets will be used for the settlement of the net payable associated with this transaction.

In the fourth quarter of 2002, the Company retired $548.9 million of its long-term funding agreement obligations at discounts. This resulted in a pre-tax gain of $102.6 million, which is reported as gain from retirement of trust instruments supported by funding obligations in the Consolidated Statements of Income. Certain amounts related to the termination of derivative instruments used to hedge the retired funding agreements were reported in separate line items in the Consolidated Statements of Income. The net foreign currency transaction loss on the retired foreign-denominated funding agreements, which was partially offset by foreign exchange gains on derivative instruments used to hedge the retired funding agreements, of $12.2 million was recorded as other income in the Consolidated Statements of Income. The net market value loss on the early termination of derivative instruments used to hedge the retired funding agreements of $14.1 million was recorded as net realized investment losses in the Consolidated Statements of Income.

In the fourth quarter of 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of its AFS segment (see Note 14 for a description of the Company's operating segments). Approximately $11.7 million of this charge relates to severance and other employee and agent related costs resulting from the elimination of approximately 475 positions, of which 366 employees have been terminated as of December 31, 2002 and 63 vacant positions have been eliminated. All levels of employees, from staff to senior management, were affected by the restructuring. Additionally the Company terminated all life insurance and annuity agent contracts effective December 31, 2002. In addition, approximately $3.3 million of this charge relates to other restructuring costs, consisting of lease and contract cancellations and the present value of idle leased space. As of December 31, 2002, the Company has made payments of approximately $4.7 million related to this restructuring plan, of which approximately $4.3 million relates to severance and other employee related costs.

During 2000, the Company adopted a formal company-wide restructuring plan. This plan was the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consisted of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000. Approximately $1.9 million of this charge relates to severance and other employee related costs resulting from the elimination of approximately 360 positions, of which 240 employees have been terminated as of December 31, 2001 and 120 vacant positions have been eliminated. All levels of employees, from staff to senior management, were affected by the restructuring. In addition, approximately $9.1 million of this charge relates to other restructuring costs, consisting of one-time project costs, lease cancellations and the present value of idle leased space. In 2002, the Company recognized a pre-tax benefit of $0.1 million related to this restructuring. As of December 31, 2002, the Company has made payments of approximately $10.9 million related to this restructuring plan, of which approximately $1.9 million relates to severance and other employee related costs. This plan has been implemented.

5.   INVESTMENTS

A.   FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                     GROSS        GROSS
DECEMBER 31,                                         AMORTIZED     UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                                        COST (1)        GAINS        LOSSES       VALUE
-------------------------------------------------------------------------------------------------------
2002
U.S. Treasury securities and U.S. government and
agency securities                                  $     296.7    $    11.4     $      -     $    308.1
States and political subdivisions                          3.5          0.1            -            3.6
Foreign governments                                       10.1          0.6            0.1         10.6
Corporate fixed maturities                             3,305.6        196.5           75.7      3,426.4
Mortgage-backed securities                               887.9         48.6            0.1        936.4
                                                   ----------------------------------------------------
Total fixed maturities                             $   4,503.8    $   257.2     $     75.9   $  4,685.1
                                                   ----------------------------------------------------
Equity securities                                  $      33.8    $     2.5     $      0.3   $     36.0
                                                   ----------------------------------------------------
                                                                     GROSS        GROSS
DECEMBER 31,                                         AMORTIZED     UNREALIZED   UNREALIZED      FAIR
(IN MILLIONS)                                        COST (1)        GAINS        LOSSES       VALUE
-------------------------------------------------------------------------------------------------------
2001
U.S. Treasury securities and U.S. government and
agency securities                                  $     145.9    $     3.0     $      2.4   $    146.5
States and political subdivisions                          2.9          0.2            -            3.1
Foreign governments                                       23.1          1.6            0.2         24.5
Corporate fixed maturities                             4,930.5        163.0           85.8      5,007.7
Mortgage-backed securities                               853.1         25.6            3.4        875.3
                                                   ----------------------------------------------------
Total fixed maturities                             $   5,955.5    $   193.4     $     91.8   $  6,057.1
                                                   ----------------------------------------------------
Equity securities                                  $        44.2  $       1.7   $      8.8   $     37.1
                                                   ----------------------------------------------------

(1)  AMORTIZED COST FOR FIXED MATURITIES AND COST FOR EQUITY SECURITIES.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2002 the amortized cost and market value of these assets on deposit in New York were $180.1 million and $189.9 million, respectively. At December 31, 2001, the amortized cost and market value of these assets on deposit were $180.0 million and $182.9 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $36.9 million and $37.4 million were on deposit with various state and governmental authorities at December 31, 2002 and 2001, respectively. Market values related to these securities were $39.6 million and $39.0 million at December 31, 2002 and 2001, respectively.

At December 31, 2002, there were contractual investment commitments of $9.3 million.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                      2002
                                             -----------------------
DECEMBER 31,                                  AMORTIZED      FAIR
(IN MILLIONS)                                   COST         VALUE
--------------------------------------------------------------------
Due in one year or less                      $    223.8    $   224.4
Due after one year through five years           1,787.4      1,867.0
Due after five years through ten years          1,387.5      1,453.6
Due after ten years                             1,105.1      1,140.1
                                             -----------------------
Total                                        $  4,503.8    $ 4,685.1
                                             -----------------------

B.   MORTGAGE LOANS AND REAL ESTATE

The Company's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally do not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2002 and 2001. The carrying values of mortgage loans, net of applicable reserves, were $175.1 million and $226.6 million at December 31, 2002 and 2001, respectively. Reserves for mortgage loans were $1.9 million and $2.7 million at December 31, 2002 and 2001, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio.

There was no real estate held at December 31, 2002 in the Company's investment portfolio. At December 31, 2001, the Company held one real estate investment with a carrying value of $1.9 million which was acquired through the foreclosure of a mortgage loan. This investment represented the one non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans in 2002 and 2000.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2002.

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                 2002        2001
-----------------------------------------------------------------
Property type:
        Office building                      $   95.1    $  120.7
        Retail                                   40.4        56.9
        Industrial / warehouse                   34.1        39.5
        Residential                               6.9        11.5
        Other                                     0.5         0.7
        Valuation allowances                     (1.9)       (2.7)
                                             --------------------
Total                                        $  175.1    $  226.6
                                             --------------------

DECEMBER 31,
(IN MILLIONS)                                   2002        2001
------------------------------------------------------------------
Geographic region:
        New England                          $    40.6   $    46.0
        South Atlantic                            39.7        64.6
        Pacific                                   28.4        33.2
        East North Central                        25.9        27.1
        West South Central                        18.6        33.3
        Other                                     13.9        14.7
        Middle Atlantic                            9.9        10.4
        Valuation allowances                      (1.9)       (2.7)
                                             ---------------------
Total                                        $   175.1   $   226.6
                                             ---------------------

At December 31, 2002, scheduled mortgage loan maturities were as follows: 2003 - $20.3 million; 2004 - $49.1 million; 2005 - $5.5 million; 2006 - $24.8 million;
2007 - $6.8 million and $68.6 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2002, the Company did not refinance any mortgage loans based on terms which differed from current market rates.

Mortgage loans investment valuation allowances of $1.9 million and $2.7 million at December 31, 2002 and 2001, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2002 and 2001. Those mortgage loans that were impaired during a portion of 2001 had an average carrying value of $2.2 million as of December 31, 2001. Related interest income while such loans were impaired was $1.4 million in 2000. There was no interest income received in 2002 and 2001 related to impaired loans.

C.   DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on the reinvestment of fixed maturities. The Company is exposed to interest rate risk on fixed maturity reinvestments from the time of maturity until the purchase of new fixed maturities. Prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate risk on anticipated sales of guaranteed investment contracts ("GIC") and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. The Company only trades derivative instruments with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap, futures and options contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2002 and 2001, respectively, collateral of $23.7 million and $69.7 million, in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D.   FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the years ended December 31, 2002 and 2001, the Company recognized net gains of $0.3 million, reported in (gains) losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E.   CASH FLOW HEDGES

The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the reinvestment of fixed maturities. The Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk. Additionally, prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability.

The Company also enters into foreign currency forward contracts to hedge foreign currency exposure on specific fixed income securities. Additionally, the Company enters into compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure, and foreign exchange futures and options contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agrees to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Under the foreign exchange forward, futures and options contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

For the years ended December 31, 2002 and 2001, respectively, the Company recognized a net gain of $65.1 million and a net loss of $35.5 million, representing the total ineffectiveness of all cash flow hedges. The net gain reflects total ineffectiveness in 2002, of which $40.0 million related to ineffective swap contracts and was reported in (gains) losses on derivative instruments in the Consolidated Statements of Income, and $25.1 million related to ineffective futures and options contracts which was reported in other income in the Consolidated Statements of Income. The 2001 net loss of $35.5 million, representing total ineffectiveness on all cash flow hedges, was reported in (gains) losses on derivative instruments in the Consolidated Statements of Income. The Company did not hold any ineffective futures or options contracts during 2001. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

The net loss in 2001 included a total loss of $35.8 million, related to ineffective hedges of floating rate funding agreements with put features allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company determined that it was probable that some of the future variable cash flows of the funding agreements would not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that were probable of occurring versus those that were probable of not occurring. The total accumulated losses deferred in other comprehensive income related to the payments that were probable of not occurring, which totaled $35.8 million, was reclassified to earnings during the fourth quarter of 2001 and reflected in (gains) losses on derivative instruments in the Consolidated Statements of Income. During 2002, all of the Company's floating rate funding agreements with put features were terminated; therefore, the total accumulated losses of $35.8 million were reclassified from (gains) losses on derivative instruments to net realized investment losses in the Consolidated Statements of Income.

As of December 31, 2002, $5.9 million of the deferred net gains on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the possible repurchase of other funding agreements, and (d) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows, for all forecasted transactions, excluding interest payments on variable-rate funding agreements, is 12 months.

F.   TRADING ACTIVITIES

The Company entered into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products were not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore did not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agreed to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Under the terms of the credit default swap contracts, the Company assumed the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company would have paid the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions was the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agreed to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount.

As of December 31, 2001, the Company no longer held insurance or credit default swap contracts, although final payment related to the insurance portfolio-linked swap contract was recorded in 2002, in accordance with contract terms. Net realized investment gains related to insurance portfolio-linked contracts were $2.1 million in 2002, while net realized investment losses related to these contracts were $4.3 million and $0.7 million for the years ended December 31, 2001 and 2000, respectively.

The stated annual premium under credit default swap contracts was recognized in net investment income. There were no net increases to investment income related to credit default swap contracts for the years ended December 31, 2002 and 2001; however, there was a net increase of $0.2 million for the year ended December 31, 2000.

As of December 31, 2002 the Company no longer held any other swap contracts for investment purposes. The fair value of the other swap contract held for investment purposes was $(2.1) million at December 31, 2001. The net decrease in net investment income related to this contract was $0.4 million, $0.7 million and $0.1 million for the years ended December 31, 2002, 2001 and 2000, respectively.

G.   VARIABLE INTEREST ENTITY

The Company holds an investment in the Allmerica CBO I, Ltd., which was formed in 1998 as a collateralized bond obligation, to issue secured notes to various investors and use the proceeds to purchase high yield fixed income securities. The note holders own beneficial interests in the cash flows of the high yield securities. The interests are classified based upon priority of payments, and consist of the following par values as of December 31:

DECEMBER 31,
(IN MILLIONS)                                            2002        2001
---------------------------------------------------------------------------
Floating rate secured notes                            $  241.6    $  249.4
Second priority senior notes                               65.3        60.7
Senior subordinated notes                                  32.9        32.9
Junior subordinated notes                                  21.9        21.9
                                                       --------------------
Total Allmerica CBO capital                            $  361.7    $  364.9
                                                       --------------------

At both December 31, 2002 and 2001, the Company owned a $36.9 million par value investment in the Allmerica CBO I, Ltd., consisting of $30.9 million of Senior Subordinated Notes and $6.0 million of Junior Subordinated Notes. The Company's investment in Allmerica CBO I, Ltd. was considered to be other-than-temporarily impaired and therefore completely written off during 2001. Through the Company's ownership of the Junior Subordinated Notes, it is entitled to 27.4% of the residual value, if any, of the CBO. The Company has no remaining exposure to loss because its investment in the non-recourse notes has already been completely written off.

H.   UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                        EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                        FIXED         SECURITIES
(IN MILLIONS)                                                        MATURITIES    AND OTHER (1,2)       TOTAL
----------------------------------------------------------------------------------------------------------------
2002
Net appreciation (depreciation), beginning of year                    $    21.3       $    (0.3)       $    21.0
                                                                      ------------------------------------------
       Net appreciation on available-for-sale
          securities and derivative instruments                            19.7            10.0             29.7
       Net depreciation from the effect on deferred
          policy acquisition costs and on policy liabilities              (39.3)            -              (39.3)
       Benefit (provision) for deferred federal income taxes                6.9            (3.5)             3.4
                                                                      ------------------------------------------
                                                                          (12.7)            6.5             (6.2)
                                                                      ------------------------------------------
Net appreciation, end of year                                         $     8.6       $     6.2        $    14.8
                                                                      ------------------------------------------
2001
Net (depreciation) appreciation, beginning of year                     $  (22.1)      $    13.4        $    (8.7)
                                                                      ------------------------------------------
       Net appreciation (depreciation)  on available-for-sale
          securities and derivative instruments                            86.5           (21.1)            65.4
       Net depreciation from the effect on deferred
          policy acquisition costs and on policy liabilities              (19.7)            -              (19.7)
       (Provision) benefit for deferred federal income taxes              (23.4)            7.4            (16.0)
                                                                      ------------------------------------------
                                                                           43.4           (13.7)            29.7
                                                                      ------------------------------------------
Net appreciation (depreciation), end of year                          $    21.3       $    (0.3)       $    21.0
                                                                      ------------------------------------------

                                                                                        EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                        FIXED         SECURITIES
(IN MILLIONS)                                                        MATURITIES    AND OTHER (1,2)       TOTAL
----------------------------------------------------------------------------------------------------------------
2000
Net (depreciation) appreciation, beginning of year                     $  (30.4)      $    15.5         $  (14.9)
                                                                      ------------------------------------------
       Net appreciation (depreciation) on available-for-sale
          securities                                                       48.9            (3.2)            45.7
       Net depreciation from the effect on deferred
          policy acquisition costs and on policy liabilities              (36.1)            -              (36.1)
       (Provision) benefit for deferred federal income taxes               (4.5)            1.1             (3.4)
                                                                      ------------------------------------------
                                                                            8.3            (2.1)             6.2
                                                                      ------------------------------------------
Net (depreciation) appreciation, end of year                           $  (22.1)      $    13.4         $   (8.7)
                                                                      ------------------------------------------

(1) INCLUDES NET DEPRECIATION ON DERIVATIVE INSTRUMENTS OF $58.5 MILLION AND NET APPRECIATION ON DERIVATIVE INSTRUMENTS OF $1.4 MILLION IN 2002 AND 2001, RESPECTIVELY

(2) INCLUDES NET APPRECIATION ON OTHER INVESTMENTS OF $0.4 MILLION, $0.5 MILLION, AND $1.5 MILLION IN 2002, 2001 AND 2000, RESPECTIVELY.

I.   OTHER

At December 31, 2002, the Company had no concentration of investments in a single investee exceeding 10% of shareholder's equity except for investments with Federal National Mortgage Association and Federal Home Loan Mortgage Corporation with carrying values of $246.5 million and $154.0 million, respectively. At December 31, 2001, the Company had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

6.   INVESTMENT INCOME AND GAINS AND LOSSES

A.   NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                    2002        2001        2000
-------------------------------------------------------------------------------
Fixed maturities                                $ 364.0     $ 389.7     $ 339.8
Mortgage loans                                     16.4        42.0        52.1
Equity securities                                   0.9         1.4         1.1
Policy loans                                       24.8        27.1        26.1
Derivatives                                       (37.7)      (48.0)       (5.6)
Other long-term investments                        19.6        20.8        11.3
Short-term investments                              6.3        12.4         8.1
                                                -------------------------------
Gross investment income                           394.3       445.4       432.9
Less investment expenses                          (10.1)      (12.2)      (11.5)
                                                -------------------------------
Net investment income                           $ 384.2     $ 433.2     $ 421.4
                                                -------------------------------

The Company had fixed maturities with a carrying value of $32.3 million and $6.5 million on non-accrual status at December 31, 2002 and 2001, respectively. The Company had mortgage loans with a carrying value of $7.4 million on non-accrual status at December 31, 2002. There were no mortgage loans on non-accrual status at December 31, 2001. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $15.7 million, $7.3 million, and $1.6 million in 2002, 2001, and 2000, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2002 and 2001. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million in 2000. Actual interest income on these loans included in net investment income aggregated $1.4 million in 2000.

There were no mortgage loans which were non-income producing at December 31, 2002 and 2001. There were, however, fixed maturities with a carrying value of $5.8 million and $2.7 million at December 31, 2002 and 2001, respectively, which were non-income producing during 2002 and 2001.

Included in other long-term investments is income from limited partnerships of $5.3 million, $9.1 million, and $7.8 million in 2002, 2001, and 2000, respectively.

B.   NET REALIZED INVESTMENT GAINS AND LOSSES

Realized losses on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                    2002        2001        2000
------------------------------------------------------------------------------
Fixed maturities                              $  (73.0)   $  (88.0)    $ (77.1)
Mortgage loans                                     0.8        14.6         1.3
Equity securities                                (11.3)       28.1         2.0
Derivative instruments                           (53.1)      (32.9)        3.1
Other long-term investments                       (1.1)       (8.4)        2.9
                                              --------------------------------
Net realized investment losses                $ (137.7)   $  (86.6)    $ (67.8)
                                              --------------------------------

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                           PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,             VOLUNTARY     GROSS       GROSS
(IN MILLIONS)                                  SALES       GAINS       LOSSES
-----------------------------------------------------------------------------
2002
Fixed maturities                             $2,312.8     $ 118.8       $29.9
Equity securities                                 0.5         0.1        -

2001
Fixed maturities                             $1,044.4     $  46.3       $26.8
Equity securities                                39.3        29.7        -

2000
Fixed maturities                             $1,129.2     $   4.0       $52.7
Equity securities                                 2.1         2.0        -

The Company recognized losses of $176.3 million, $115.0 million and $31.8 million in 2002, 2001 and 2000, respectively, related to other-than-temporary impairments of fixed maturities and other securities.

C.   OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                              2002        2001       2000
--------------------------------------------------------------------------------------------------------
Unrealized  appreciation (depreciation) on
available-for-sale securities

Unrealized holding losses arising during period, (net of tax benefits of
$(12.8), $(8.4) and (21.9) in 2002, 2001 and 2000).
                                                                          $ (23.7)    $ (15.6)   $ (40.7)

Less: reclassification adjustment for losses  included in net income net of tax benefits of $29.9, 23.9 and $25.3 million in 2002, 2001 and 2000.
                                                                            (55.5)      (44.4)     (46.9)
                                                                          ------------------------------
Total available-for-sale securities                                          31.8        28.8        6.2
                                                                          ------------------------------

Unrealized (depreciation) appreciation on derivative instruments:

Unrealized holding gains (losses) arising during period, (net of
taxes (benefit) of $4.7 and $(63.4) million in 2002 and 2001)                 8.9      (117.7)       -

Less: reclassification adjustment for gain (losses) included in net income (net of taxes (benefit) of $25.2 million and $(63.9) million
in 2002 and 2001)                                                            46.9      (118.6)       -
                                                                          ------------------------------
Total derivative instruments                                                (38.0)        0.9        -
                                                                          ------------------------------
Net unrealized (depreciation) appreciation  on investments                $  (6.2)    $  29.7    $   6.2
                                                                          ==============================

7.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated using independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                   2002                    2001
                                                           ---------------------------------------------
DECEMBER 31,                                               CARRYING       FAIR     CARRYING      FAIR
(IN MILLIONS)                                               VALUE         VALUE     VALUE        VALUE
--------------------------------------------------------------------------------------------------------
Financial Assets
      Cash and cash equivalents                            $   268.2   $   268.2   $   154.1   $   154.1
      Fixed maturities                                       4,685.1     4,685.1     6,057.1     6,057.1
      Equity securities                                         36.0        36.0        37.1        37.1
      Mortgage loans                                           175.1       186.0       226.6       235.6
      Policy loans                                             361.4       361.4       379.6       379.6
      Derivative instruments                                    44.7        44.7        70.2        70.2
      Company owned life insurance                              67.2        67.2        67.3        67.3
                                                           ---------------------------------------------
                                                           $ 5,637.7   $ 5,648.6   $ 6,992.0   $ 7,001.0
                                                           ---------------------------------------------
Financial Liabilities
      Guaranteed investment contracts                        $ 207.2     $ 220.4   $ 1,100.7   $ 1,174.1
      Derivative instruments                                    24.6        24.6       180.3       180.3
      Supplemental contracts without life contingencies         60.0        60.0        57.3        57.3
      Dividend accumulations                                    87.6        87.6        88.8        88.8
      Other individual contract deposit funds                   58.3        58.3        50.4        50.4
      Other group contract deposit funds                       164.6       173.5       213.4       212.4
      Individual annuity contracts - general account         1,493.0     1,434.6     1,686.2     1,621.3
      Trust instruments supported by funding obligations     1,202.8     1,224.5     1,589.0     1,534.0
                                                           ---------------------------------------------
                                                           $ 3,298.1   $ 3,283.5   $ 4,966.1   $ 4,918.6
                                                           ---------------------------------------------

8.   CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2002 and 2001 and for the periods ended December 31, 2002, 2001 and 2000 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                       2002                  2001
-----------------------------------------------------------------------------------------------------------------
Assets
       Fixed maturities, at fair value (amortized cost of $517.4 and $498.1)  $       542.4         $       504.2
       Mortgage loans                                                                  46.6                  55.7
       Policy loans                                                                   167.4                 182.1
       Cash and cash equivalents                                                        0.3                   9.2
       Accrued investment income                                                       13.1                  14.6
       Deferred policy acquisition costs                                                8.2                  10.4
       Deferred federal income taxes                                                    5.4                   3.4
       Other assets                                                                     4.7                   2.8
                                                                              -----------------------------------
Total assets                                                                  $       788.1         $       782.4
                                                                              -----------------------------------
Liabilities
       Policy liabilities and accruals                                                767.5                 798.2
       Policyholder dividends                                                          57.1                  30.7
       Other liabilities                                                               23.8                   7.0
                                                                              -----------------------------------
Total liabilities                                                             $       848.4         $       835.9
                                                                              -----------------------------------
Excess of Closed Block liabilities over assets designated to the Closed
   Block                                                                      $        60.3         $        53.5
Amounts included in accumulated other comprehensive income:
Net unrealized investment losses, net of deferred federal income tax
   benefits of $5.2 million and $2.3 million                                          (9.6)                  (4.3)
                                                                              -----------------------------------
Maximum future earnings to be recognized from Closed Block assets and
   liabilities                                                                $        50.7         $        49.2
                                                                              ===================================

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2002            2001          2000
-----------------------------------------------------------------------------------------------------------------
Revenues
     Premiums and other income                                            $   46.2        $   47.2       $   49.9
     Net investment income                                                    51.3            54.1           53.6
     Realized investment losses                                               (8.3)           (2.2)          (5.4)
                                                                          ---------------------------------------
Total revenues                                                                89.2            99.1           98.1
                                                                          ---------------------------------------
Benefits and expenses
     Policy benefits                                                          79.4            83.1           89.5
     Policy acquisition expenses                                               2.2             0.6            2.1
     Other operating expenses                                                  0.7             -              0.2
                                                                          ---------------------------------------
Total benefits and expenses                                                   82.3            83.7           91.8
                                                                          ---------------------------------------
Contribution from the Closed Block                                        $    6.9        $   15.4       $    6.3
                                                                          ---------------------------------------

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                            2002       2001         2000
----------------------------------------------------------------------------------------------------------------------
Cash flows
       Cash flows from operating activities:
       Contribution from the Closed Block                                              $   6.9    $   15.4     $   6.3
       Adjustment for net realized investment losses                                       8.3         2.2         5.4
       Change in:
          Deferred policy acquisition costs                                                2.2         0.6         2.1
          Policy liabilities and accruals                                                (31.2)      (12.3)      (12.0)
          Other assets                                                                    (0.5)        2.1         5.3
          Expenses and taxes payable                                                       9.6        (0.2)      (10.1)
          Other, net                                                                      (0.8)        0.3        (0.1)
                                                                                       -------------------------------
       Net cash (used in) provided by operating activities                                (5.5)        8.1        (3.1)
       Cash flows from investing activities:
           Sales, maturities and repayments of investments                               176.1       136.8       133.3
           Purchases of investments                                                     (194.2)     (147.2)     (160.3)
           Other, net                                                                     14.7         9.6         9.4
                                                                                       -------------------------------
       Net cash used in investing activities                                              (3.4)       (0.8)      (17.6)
                                                                                       -------------------------------
Net (decrease) increase  in cash and cash equivalents                                     (8.9)        7.3       (20.7)
Cash and cash equivalents, beginning of year                                               9.2         1.9        22.6
                                                                                       -------------------------------
Cash and cash equivalents, end of year                                                 $   0.3    $    9.2     $   1.9
                                                                                       -------------------------------

There were no valuation allowances on mortgage loans at December 31, 2002 and 2001.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9.   GOODWILL

On January 1, 2002, the Company adopted Statement No. 142. Upon implementation, the Company recorded an impairment charge of $1.6 million, net of taxes and ceased its amortization of goodwill. Amortization expense in 2001 and 2000 was $0.3 million and $0.2 million, respectively, net of taxes. In accordance with Statement No. 142, the following table provides (loss) income before the cumulative effect of a change in accounting principle, net (loss) income, and related per-share amounts as of December 31, 2002, 2001, and 2000 as reported and adjusted as if the Company had ceased amortizing goodwill effective
January 1, 2000.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                           2002              2001               2000
----------------------------------------------------------------------------------------------------------------------
   Reported (loss) income before cumulative effect of
   change in accounting principle                                    $   (373.4)       $     39.6          $   126.4
   Goodwill amortization                                                      -               0.3                0.2
                                                                     ----------        ----------          ---------
   Adjusted (loss) income before cumulative effect of
     change in accounting principle                                  $   (373.4)       $     39.9          $   126.6
                                                                     ==========        ==========          =========
   Reported net (loss) income                                        $   (375.0)       $     36.4          $   126.4
   Goodwill amortization                                                      -               0.3                0.2
                                                                     ----------        ----------          ---------
   Adjusted net (loss) income                                        $   (375.0)       $     36.7          $   126.6
                                                                     ==========        ==========          =========

In accordance with the provision of Statement No. 142, the Company performed its annual review of its goodwill for impairment in the fourth quarter of 2002 and determined that no further impairments were required.

10.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                  2002         2001       2000
-----------------------------------------------------------------------------
Federal income tax (benefit) expense
       Current                              $   (28.5)    $  (1.5)    $ (33.8)
       Deferred                                (215.3)      (13.0)       50.1
                                            ---------------------------------
Total                                       $  (243.8)    $ (14.5)    $  16.3
                                            =================================

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2002        2001        2000
----------------------------------------------------------------------------------------------
Expected federal income tax (benefit) expense                $ (216.0)  $      8.8     $  49.9
       Prior years' federal income tax settlement               (11.6)         -           -
       Tax credits                                              (10.8)       (10.8)      (10.3)
       Dividend received deduction                               (7.2)        (8.9)       (6.9)
       Changes in tax estimates for prior years'
       dividend received deduction                                -            -         (13.3)
       Changes in other tax estimates                             1.1         (1.4)       (4.0)
       Other, net                                                 0.7         (2.2)        0.9
                                                             ---------------------------------
Federal income tax (benefit)expense                          $ (243.8)  $    (14.5)    $  16.3
                                                             =================================

The deferred income tax (asset) liability represents the tax effects of temporary differences attributable to the Company's consolidated federal tax return group. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                                            2002       2001
----------------------------------------------------------------------------------------------------------
Deferred tax (asset) liabilities
        Insurance reserves                                                            $ (235.8)  $  (204.2)
        Deferred acquisition costs                                                       286.9       448.5
        Tax credit carryforwards                                                         (61.8)      (53.1)
        Employee benefit plans                                                           (72.4)      (58.3)
        Loss carryforwards                                                               (82.1)      (58.8)
        Discontinued operations                                                          (22.4)      (20.2)
        Software capitalization                                                            6.7        11.6
        Investments, net                                                                 (19.0)      (33.4)
        Restructuring reserve                                                             (3.8)       (0.3)
        Other, net                                                                        (8.7)       (7.1)
                                                                                      --------------------
Deferred tax (asset) liability, net                                                   $ (212.4)  $    24.7
                                                                                      ====================

Gross deferred income tax assets totaled $817.2 million and $972.8 million at December 31, 2002 and 2001, respectively. Gross deferred income tax liabilities totaled approximately $604.8 million and $997.5 million at December 31, 2002 and 2001, respectively.

The Company believes, based on its tax sharing agreement and AFC's earnings history and its future expectations, that AFC's taxable income from the non-life insurance subgroup in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2002, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and certain other tax credit carryforwards of $1.9 million, $49.2 million and $10.7 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the low income housing credit carryforwards will expire beginning in 2018. The Company also has net operating loss carryforwards of $234.6 million expiring in 2016.

The Company's federal income tax returns are routinely audited by the IRS , and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") consolidated group's federal income tax returns through 1994. Certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

11.  PENSION PLANS

AFC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. The allocation was based on 3.0%, 5.0% and 7.0% of each covered employee's eligible salary for 2002, 2001 and 2000 respectively. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

In order to measure the expense associated with these plans, management must make various estimates and assumptions, including discount rates used to value liabilities, assumed rates of return on plan assets, compensation increases, employee turnover rates and anticipated mortality rates, for example. The estimates used by management are based on the Company's historical experience as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2002        2001       2000
-------------------------------------------------------------------------------------------
Service cost - benefits earned during the year              $  11.1     $  14.7     $  18.5
Interest cost                                                  32.6        30.9        28.6
Expected return on plan assets                                (33.4)      (39.6)      (43.1)
Recognized net actuarial loss (gain)                           11.3        (0.4)      (11.2)
Amortization of transition asset                               (2.2)       (2.2)       (2.2)
Amortization of prior service cost                             (2.6)       (3.1)       (3.1)
Curtailment loss and special termination benefits               5.4         -           -
                                                            -------------------------------
     Net periodic pension cost (benefit)                    $  22.2      $  0.3   $  ( 12.5)
                                                            ===============================

The curtailment loss and special termination benefits in 2002 of $4.3 million and $1.1 million, respectively, relate to the AFS restructuring (see Note 4 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for agents terminated pursuant to the aforementioned AFS restructuring, while special termination benefit costs reflect acceleration of retirement criteria under the plan for transition group participants terminated due to the restructuring.

The Company allocated approximately $14.1 million, $0.2 million and $(6.5) million of the net periodic pension cost (benefit) to its affiliated companies in 2002, 2001 and 2000, respectively.

The following table summarizes the status of the plans. At December 31, 2002 and 2001, the projected benefit obligations exceeded the plans' assets. During the 2002 and 2001, the Company recorded increases in its minimum pension liability related to its pension plans of $43.8 million and $23.9 million, respectively. This is reflected as an adjustment to accumulated other comprehensive income and is primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. This liability resulted primarily from a decrease in the market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                                             2002       2001
-----------------------------------------------------------------------------------------------------------
Change in benefit obligations:
       Projected benefit obligation,  beginning of year                                $  483.2    $  450.9
       Service cost - benefits earned during the year                                      11.1        14.7
       Interest cost                                                                       32.6        30.9
       Actuarial losses                                                                    28.6        12.4
       Benefits paid                                                                      (30.1)      (25.7)
                                                                                       --------------------
             Projected benefit obligation, end of year                                    525.4       483.2
                                                                                       --------------------
Change in plan assets:
       Fair value of plan assets, beginning of year                                       364.3       441.5
       Actual return on plan assets                                                       (65.2)      (51.5)
       Benefits paid                                                                      (30.1)      (25.7)
                                                                                       --------------------
             Fair value of plan assets, end of year                                       269.0       364.3
                                                                                       --------------------
       Funded status of the plan                                                         (256.4)     (118.9)
       Unrecognized transition obligation                                                 (15.0)      (17.2)
       Unamortized prior service cost                                                      (3.5)       (1.7)
       Unrecognized net actuarial gains                                                    26.3        27.6
                                                                                       --------------------
             Net pension liability                                                     $ (248.6)   $ (110.2)
                                                                                       ====================

As a result of the Company's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $4.7 million and $6.1 million in 2002 and 2001, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.25% and 6.88% in 2002 and 2001, respectively, and the assumed long-term rate of return on plan assets was 9.5% in 2002 and 2001. For 2003, the projected benefit obligation will be based on a weighted average discount rate and assumed long-term rate of return on plan assets of 6.25% and 8.5%, respectively. The actuarial present value of the projected benefit obligations is determined using assumed rates of increase in future compensation levels of 4.0% for 2003, 2002 and 2001. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2002 and 2001, with a market value of $8.0 million and $35.5 million, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2002, 2001 and 2000, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.0 million, $5.7 million, and $6.1 million in 2002, 2001 and 2000, respectively. The Company allocated approximately $3.2 million and $3.6 million of the 401(k) expense to its affiliated companies in 2002 and 2001 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The Plan expense in 2002, 2001, and 2000 was $3.1 million, $3.3 million, and $3.2 million, respectively. There will be no future agent or employer contributions to this plan due to the termination of all agent contracts as of December 31, 2002 pursuant to the AFS restructuring (see Note 4 - Significant Transactions).

12.  OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees, agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC.

Generally, active employees and agents become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                                             2002       2001
-------------------------------------------------------------------------------------------------------------
   Change in benefit obligations:
      Accumulated postretirement benefit obligation, beginning of year                   $   77.2     $  75.5
      Service cost                                                                            2.2         2.3
      Interest cost                                                                           5.0         4.9
      Actuarial losses (gains)                                                                4.7        (1.2)
      Benefits paid                                                                          (4.2)       (4.3)
      Curtailment gain and special termination benefits                                      (9.0)        -
                                                                                         --------------------
           Accumulated postretirement benefit obligation, end of year                        75.9        77.2
                                                                                         --------------------
   Fair value of plan assets, end of year                                                     -           -
                                                                                         --------------------
   Funded status of the plan                                                                (75.9)      (77.2)
   Unamortized prior service cost                                                            (2.8)       (5.4)
   Unrecognized net actuarial gains                                                          (6.0)       (8.4)
                                                                                         --------------------
        Accumulated postretirement benefit costs                                         $  (84.7)    $ (91.0)
                                                                                         ====================

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                  2002        2001       2000
-----------------------------------------------------------------------------------------------------------
   Service cost                                                              $   2.2      $  2.3     $  1.9
   Interest cost                                                                 5.0         4.9        4.9
   Recognized net actuarial gain                                                (0.3)       (0.4)      (0.5)
   Amortization of prior service cost                                           (2.2)       (2.2)      (2.2)
   Curtailment gain and special termination benefits                            (6.8)        -          -
                                                                             ------------------------------
   Net periodic postretirement (benefit) cost                                $  (2.1)     $  4.6     $  4.1
                                                                             ==============================

The company allocated approximately $(1.3) million, $2.9 million and $2.1 million of the net periodic postretirement (benefit) cost to its affiliated companies in 2002, 2001 and 2000 respectively.

As a result of the AFS restructuring in 2002 (see Note 4 - Significant Transactions), the Company recognized a curtailment gain and special termination benefit costs related to its postretirement benefit plans. The curtailment gain resulted from the effect of agent terminations related to those not fully eligible for benefits, while the special termination benefit costs reflect acceleration of retirement criteria for selected terminated employees.

As a result of the Company's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $2.4 million and $3.2 million in 2002 and 2001, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2002, health care costs were assumed to increase 9.0% in 2003, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2002 by $3.5 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2002 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2002 by $3.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2002 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.25%, and 6.88% at December 31, 2002 and 2001, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

13.  DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to stockholders by insurers. Massachusetts' laws affect the dividend paying ability of AFLIAC and FAFLIC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFC agreed with the Massachusetts Insurance Commissioner to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $197.2 million at December 31, 2002. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $481.9 million at December 31, 2002 for AFLIAC. The Company Action Level is the first level in which Massachusetts Insurance Commissioner would mandate regulatory involvement based upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from AFC. No dividends were declared by FAFLIC or AFLIAC to their parent during 2002, 2001, and 2000. AFLIAC and FAFLIC cannot pay dividends to their parent without prior approval from the Commissioner for the foreseeable future.

14.  SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducts business principally in three operating segments. These segments are Risk Management, Allmerica Financial Services, and Allmerica Asset Management. In accordance with Statement of Financial Accounting Standards No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision makers in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

The Risk Management Segment includes the Company's discontinued operations (see
Note 3 - Discontinued Operations).

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. Prior to September 30, 2002, the Allmerica Financial Services segment manufactured and sold variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. On September 27, 2002, the Company announced plans to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products.

After September 30, 2002, the AFS business consists of two components. First, the segment includes its independent broker dealer, VeraVest Investments, Inc., formerly "Allmerica Investments, Inc.", ("VeraVest"), which distributes third-party investment and insurance products. The Company has entered into agreements with leading investment product and insurance providers and is seeking additional alliances whereby these providers would compensate the Company for non-proprietary product sales by VeraVest's registered representatives. Second, this segment will retain and service existing variable annuity and variable universal life accounts, as well as its remaining traditional life and group retirement accounts, which were issued by its life insurance subsidiaries, AFLIAC and FAFLIC.

Through its Allmerica Asset Management segment, prior to September 2002, FAFLIC offered GICs. GICs, also referred to as funding agreements, are investment contracts, with short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. Declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during the fourth quarter of 2002 (see Note 4 -Significant Transactions).

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those related to certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment (loss) income is determined by adjusting net income for net realized investment gains and losses, including certain gains or losses on derivative instruments, because fluctuations in these gains and losses are determined by interest rates, financial markets and the timing of sales. Also, segment (loss) income excludes net gains and losses on disposals of businesses, discontinued operations, restructuring and reorganization costs, extraordinary items, the cumulative effect of accounting changes and certain other items, which in each case, are neither normal nor recurring. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment (loss) income enhances understanding of the Company's results of operations by highlighting net (loss) income attributable to the normal, recurring operations of the business. However, segment (loss) income should not be construed as a substitute for net (loss) income determined in accordance with generally accepted accounting principles.

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                        2002          2001           2000
----------------------------------------------------------------------------------------------------------
Segment revenues:
         Asset Accumulation
             Allmerica Financial Services                        $      840.1  $      816.4    $     858.1
             Allmerica Asset Management                                  99.7         143.5          137.7
                                                                 -----------------------------------------
             Total segment revenues including Closed Block              939.8         959.9          995.8
                                                                 -----------------------------------------
         Adjustment to segment revenues:
                  Net realized losses                                  (137.7)        (86.6)         (67.8)
                                                                 -----------------------------------------
             Total revenues                                      $      802.1  $      873.3    $     928.0
                                                                 =========================================
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                        2002          2001           2000
----------------------------------------------------------------------------------------------------------
Segment (loss) income before income taxes and minority interest:
         Asset Accumulation
             Allmerica Financial Services                        $     (594.5)   $    147.5   $      224.5
             Allmerica Asset Management                                  13.8          15.9           17.3
                                                                 -----------------------------------------
                      Subtotal                                         (580.7)        163.4          241.8
                                                                 -----------------------------------------
         Corporate                                                      (23.0)        (23.7)         (25.2)
                                                                 -----------------------------------------
             Segment income before income taxes and
             minority interest                                         (603.7)        139.7          216.6
                                                                 -----------------------------------------
         Adjustments to segment income:
             Net realized investment losses, net of amortization       (112.8)        (87.1)         (62.9)
             Gain from retirement of trust instruments
             supported by funding obligations                           102.6           -              -
             Loss from sale of universal life business                  (31.3)          -              -
             Sales practice litigation                                    2.5           7.7            -
             Restructuring costs                                        (14.8)          -            (11.0)
             Gains (Losses) on derivative instruments                    40.3         (35.2)           -
                                                                 -----------------------------------------
         (Loss) income before taxes and minority interest        $     (617.2) $      25.1     $    142.7
                                                                 =========================================

DECEMBER 31,
(IN MILLIONS)                                              2002          2001          2002         2001
----------------------------------------------------------------------------------------------------------
                                                         IDENTIFIABLE ASSETS        DEFERRED ACQUISITION
                                                                                            COSTS
         Risk Management (1)                           $    276.2   $    383.5     $      2.9   $      3.2
         Asset Accumulation
             Allmerica Financial Services                18,951.9     21,120.2        1,027.2      1,585.2
             Allmerica Asset Management                   1,449.7      2,823.8            -            -
                                                       ---------------------------------------------------
                  Total                                $ 20,677.8   $ 24,327.5     $  1,030.1   $  1,588.4
                                                       ===================================================

(1) Consists of assets related to the Company's discontinued operations of $276.2 million and $383.5 million at December 31, 2002 and 2001, respectively.

15.  LEASE COMMITMENTS

Rental expenses for operating leases amounted to $11.3, $11.4 million and $11.7 million in 2002, 2001 and 2000, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2002, future minimum rental payments under non-cancelable operating leases were approximately $35.8 million, payable as follows: 2003 - $14.3 million; 2004 - $9.6 million; 2005 - $6.0 million; 2006 - $3.5 million; $2.4 million thereafter. It is expected that, in the normal course of business, leases that expire may be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments may not be less than the amounts shown for 2003.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of the Company's fixed universal life business (see Note 4 - Significant Transactions). Reinsurance recoverables related to this agreement were $648.4 million at December 31, 2002. This balance represents approximately 64.6% of the Company's reinsurance recoverables at December 31, 2002.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                               2002         2001        2000
-------------------------------------------------------------------------------------------------------------
Life and accident and health insurance premiums:
       Direct                                                           $      84.2  $      86.5  $      92.3
       Assumed                                                                  0.6          0.7          0.7
       Ceded                                                                  (36.7)       (38.2)       (41.0)
                                                                        -------------------------------------
Net premiums                                                            $      48.1  $      49.0  $      52.0
                                                                        =====================================
Life and accident and health insurance and other individual
policy benefits, claims,
Losses and loss adjustment expenses:
       Direct                                                           $    541.8   $     460.1  $     453.7
       Assumed                                                                 6.1           0.3          0.3
       Ceded                                                                 (62.3)        (46.1)       (35.1)
                                                                        -------------------------------------
Net policy benefits, claims, losses and loss adjustment expenses        $    485.6   $     414.3  $     418.9
                                                                        =====================================

17. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                           2002          2001           2000
------------------------------------------------------------------------------------------------------------
Balance at beginning of year                                        $    1,588.4   $  1,424.3      $ 1,232.6
       Acquisition expenses deferred                                       269.2        275.2          294.3
       Amortized to expense during the year                               (496.9)       (77.5)         (83.4)
       Impairment of DAC  asset related to annuity business               (159.0)         -              -
       Amortization related to sale of universal life insurance
       business                                                           (155.9)         -              -
       Adjustment to equity during the year                                (15.7)        (2.0)         (19.2)
       Adjustment for commission buyout program                              -          (31.6)           -
                                                                    ----------------------------------------
Balance at end of year                                              $    1,030.1   $  1,588.4      $ 1,424.3
                                                                    ----------------------------------------

Prior to September 30, 2002, the Company manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products. As a result, the Company determined that the DAC asset related to one distribution channel for its annuity business exceeded the present value of its total expected gross profits. Therefore, the Company recognized a permanent impairment of its DAC asset of $159.0 million related to this item. Additionally, the Company recognized approximately $203 million of additional amortization related to the impact of the equity market on future gross profits of the Company's life insurance and annuity products and approximately $200 million of additional amortization related to the changes in several actuarial estimates related to the Company's life insurance and annuity products. Also, in 2002, the Company recognized a permanent impairment related to its universal life DAC asset by $155.9 million due to the sale of that business.

During 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations as adjustments to losses and LAE in the year such changes are determined to be needed. Often these adjustments are recognized in periods subsequent to the period in which the underlying loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable on the financial results of the Company.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $434.8 million, $463.5 million and $519.3 million at December 31, 2002, 2001 and 2000, respectively. Reinsurance recoverables related to this business were $329.3 million, $343.0 million and $335.9 million in 2002, 2001 and 2000, respectively. The decreases in 2002 and 2001 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

19.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. The Company recognized pre-tax benefits of $2.5 million and $7.7 million in 2002 and 2001, respectively, resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements.

20.  RELATED PARTY TRANSACTIONS

AFLIAC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by AFLIAC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $350.6 million, $339.5 million and $300.3 million in 2002, 2001 and 2000 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $95.4 million and $87.3 million at December 31, 2002 and 2001, respectively.

In accordance with the above agreement, FAFLIC has allocated a $40.9 million minimum pension liability to its affiliates as of December 31, 2001.

In December 2001, AFC declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in February 2002.

In March 2002, the Company's parent, AFC, declared a $10.0 million contribution of capital consisting of approximately $9.4 million of fixed maturity securities and $0.6 million of cash paid in the second quarter of 2002.

In June 2002, the Company's parent, AFC, declared a $158.0 million contribution of capital consisting of $93.2 million of fixed maturity securities and $64.8 million of cash that was paid in the third quarter of 2002.

In December 2002, the Company's parent, AFC declared a $20.0 million contribution of capital consisting of $19.9 million of fixed maturity securities and $0.1 million of cash that was paid in the first quarter of 2003.

21.  STATUTORY FINANCIAL INFORMATION

The Company's insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001, the Company's insurance subsidiaries adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount total capital and surplus would have been had the accounting principles been applied retroactively for all prior periods. The adjustment reflected by the life and health insurance subsidiaries included an increase in surplus of $49.7 related to the establishment of deferred tax assets and the change in valuation of pension liabilities. Reductions in surplus reflected by the life and health insurance subsidiaries totaled $4.7 million and resulted from the change in valuations of post-employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                           2002          2001        2000
---------------------------------------------------------------------------------------
Statutory Net Income (Combined)
       Life and Health Companies                      $ (296.0)      $(44.9)     $(43.6)

Statutory Shareholder's Surplus (Combined)
       Life and Health Companies                      $  427.1       $377.9      $528.5

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

March 28, 2003

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2002

                                                                      AIT               AIT              AIT              AIT
                                                                      CORE            EQUITY         GOVERNMENT          MONEY
                                                                     EQUITY            INDEX            BOND            MARKET
                                                                    SERVICE           SERVICE          SERVICE          SERVICE
                                                                     SHARES           SHARES           SHARES           SHARES
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $    2,106,784   $   29,915,555   $   69,466,266   $  289,556,133
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                      2,106,784       29,915,555       69,466,266      289,556,133

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -            4,378                -          116,081
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $    2,106,784   $   29,911,177   $   69,466,266   $  289,440,052
                                                                 ==============   ==============   ==============   ==============
NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $    1,754,016   $   22,105,283   $   61,048,471   $  248,083,090
  Allmerica Select Acclaim                                              342,129        7,784,512        8,375,478       41,290,311
  Allmerica Optim-L                                                       7,006           19,375           40,288           64,654
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                             3,633            2,007            2,029            1,997
                                                                 --------------   --------------   --------------   --------------
                                                                 $    2,106,784   $   29,911,177   $   69,466,266   $  289,440,052
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $    2,147,994   $   36,974,950   $   69,031,908   $  289,556,132
Underlying Fund shares held                                           1,700,390       15,388,660       61,474,572      289,556,132

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                                2,154,636       35,463,666       57,148,809      180,361,103
  Net asset value per unit, December 31, 2002                    $     0.814066   $     0.623322   $     1.068237   $     1.375480

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                  422,167       11,884,552        7,837,834       39,790,526
  Net asset value per unit, December 31, 2002                    $     0.814273   $     0.655011   $     1.068596   $     1.037692

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                    8,993           21,310           41,707           66,737
  Net asset value per unit, December 31, 2002                    $     1.001865   $     1.003365   $     1.014614   $     0.998714

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                      AIT               AIT             AIT              AIT
                                                                     SELECT           SELECT           SELECT           SELECT
                                                                   AGGRESSIVE         CAPITAL         EMERGING          GROWTH
                                                                     GROWTH        APPRECIATION       MARKETS         AND INCOME
                                                                    SERVICE           SERVICE         SERVICE          SERVICE
                                                                     SHARES           SHARES           SHARES           SHARES
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $   83,938,004   $   95,746,340   $   17,985,291   $  149,441,574
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                     83,938,004       95,746,340       17,985,291      149,441,574

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -            2,583           23,759
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $   83,938,004   $   95,746,340   $   17,982,708   $  149,417,815
                                                                 ==============   ==============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $   82,903,433   $   92,790,937   $   16,206,715   $  147,184,676
  Allmerica Select Acclaim                                            1,025,699        2,953,357        1,774,008        2,231,157
  Allmerica Optim-L                                                       6,921                -                -                -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                             1,951            2,046            1,985            1,982
                                                                 --------------   --------------   --------------   --------------
                                                                 $   83,938,004   $   95,746,340   $   17,982,708   $  149,417,815
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $  179,900,223   $  116,606,308   $   21,560,886   $  239,643,560
Underlying Fund shares held                                          94,312,363       62,949,600       28,190,111      160,862,835

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                               57,016,547       50,376,988       26,164,044       97,572,548
  Net asset value per unit, December 31, 2002                    $     1.454024   $     1.841931   $     0.619427   $     1.508464

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                1,929,888        3,787,880        2,396,473        3,536,103
  Net asset value per unit, December 31, 2002                    $     0.531481   $     0.779686   $     0.740258   $     0.630965

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                    9,094            2,000            2,000            2,000
  Net asset value per unit, December 31, 2002                    $     0.975616   $     1.023187   $     0.992696   $     0.991096

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                        AIT
                                                                                       AIT             SELECT            AIT
                                                                      AIT             SELECT         INVESTMENT         SELECT
                                                                     SELECT        INTERNATIONAL       GRADE          STRATEGIC
                                                                     GROWTH           EQUITY           INCOME           GROWTH
                                                                    SERVICE          SERVICE          SERVICE          SERVICE
                                                                     SHARES           SHARES           SHARES           SHARES
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $  135,056,221   $  107,856,025   $  223,572,750   $   11,449,087
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                    135,056,221      107,856,025      223,572,750       11,449,087

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                      17,979            6,294            4,637                -
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $  135,038,242   $  107,849,731   $  223,568,113   $   11,449,087
                                                                 ==============   ==============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $  129,041,732   $  100,621,080   $  196,957,052   $   10,914,299
  Allmerica Select Acclaim                                            5,994,554        7,212,233       26,592,446          532,752
  Allmerica Optim-L                                                           -           14,480           16,585                -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                             1,956            1,938            2,030            2,036
                                                                 --------------   --------------   --------------   --------------
                                                                 $  135,038,242   $  107,849,731   $  223,568,113   $   11,449,087
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $  232,363,319   $  130,184,763   $  218,769,799   $   31,296,010
Underlying Fund shares held                                         118,574,382      123,405,062      197,154,101       44,204,970

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                               84,036,547       87,249,788      118,921,271       43,239,829
  Net asset value per unit, December 31, 2002                    $     1.535543   $     1.153253   $     1.656197   $     0.252413

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                               11,649,502       11,308,322       22,802,216        1,602,334
  Net asset value per unit, December 31, 2002                    $     0.514576   $     0.637781   $     1.166222   $     0.332485

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                    2,000           16,948           18,338            2,000
  Net asset value per unit, December 31, 2002                    $     0.977948   $     0.968756   $     1.015094   $     1.017845

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                       AIT              AIT
                                                                     SELECT           SELECT
                                                                    STRATEGIC          VALUE          AIM V.I.
                                                                     INCOME         OPPORTUNITY      AGGRESSIVE        AIM V.I.
                                                                     SERVICE          SERVICE          GROWTH         BLUE CHIP
                                                                     SHARES           SHARES          SERIES I         SERIES I
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $   65,225,396   $   91,319,191   $   13,704,825   $   15,805,600
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -                -              199
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                     65,225,396       91,319,191       13,704,825       15,805,799

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                       7,391              196            3,045                -
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $   65,218,005   $   91,318,995   $   13,701,780   $   15,805,799
                                                                 ==============   ==============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $   52,239,205   $   85,732,844   $    9,872,884   $   12,624,960
  Allmerica Select Acclaim                                           12,968,517        5,579,406        3,828,896        3,180,839
  Allmerica Optim-L                                                       8,245            4,738                -                -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                             2,038            2,007                -                -
                                                                 --------------   --------------   --------------   --------------
                                                                 $   65,218,005   $   91,318,995   $   13,701,780   $   15,805,799
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $   64,173,209   $  107,295,624   $   16,933,921   $   21,226,941
Underlying Fund shares held                                          59,894,762       61,411,695        1,639,333        3,010,590

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                               44,265,899       78,286,612       19,830,725       24,811,013
  Net asset value per unit, December 31, 2002                    $     1.180123   $     1.095115   $     0.497858   $     0.508845

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                               11,122,733        5,600,396        7,089,537        5,840,839
  Net asset value per unit, December 31, 2002                    $     1.165947   $     0.996252   $     0.540077   $     0.544586

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                   10,093            6,720                -                -
  Net asset value per unit, December 31, 2002                    $     1.018793   $     1.003696   $            -   $            -

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                    AIM V.I.         AIM V.I.         AIM V.I.
                                                                    PREMIER         AGGRESSIVE         BASIC           AIM V.I.
                                                                    EQUITY           GROWTH            VALUE          BLUE CHIP
                                                                   SERIES I (a)     SERIES II         SERIES II       SERIES II
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $   19,742,431   $        2,037   $    7,252,039   $        1,973
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                         275                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                     19,742,706            2,037        7,252,039            1,973

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $   19,742,706   $        2,037   $    7,252,039   $        1,973
                                                                 ==============   ==============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $   15,503,480   $            -   $    5,577,009   $            -
  Allmerica Select Acclaim                                            4,239,226                -        1,661,310                -
  Allmerica Optim-L                                                           -                -           11,763                -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                 -            2,037            1,957            1,973
                                                                 --------------   --------------   --------------   --------------
                                                                 $   19,742,706   $        2,037   $    7,252,039   $        1,973
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $   27,367,955   $        1,988   $    7,411,863   $        1,988
Underlying Fund shares held                                           1,217,166              244          911,060              377

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                               27,915,186                -        7,355,553                -
  Net asset value per unit, December 31, 2002                    $     0.555378   $            -   $     0.758204   $            -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                7,173,785                -        2,190,393                -
  Net asset value per unit, December 31, 2002                    $     0.590933   $            -   $     0.758453   $            -

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                        -            2,000           14,025            2,000
  Net asset value per unit, December 31, 2002                    $            -   $     1.018690   $     0.978285   $     0.986689

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                                       ALLIANCE-
                                                                    AIM V.I.          AIM V.I.        ALLIANCE         BERNSTEIN
                                                                     CAPITAL          PREMIER          PREMIER         SMALL CAP
                                                                   DEVELOPMENT         EQUITY          GROWTH            VALUE
                                                                    SERIES II        SERIES II         CLASS A          CLASS B
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $      377,891   $        1,977   $   33,711,343   $    2,837,164
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                        377,891            1,977       33,711,343        2,837,164

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -               94                -
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $      377,891   $        1,977   $   33,711,249   $    2,837,164
                                                                 ==============   ==============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $      209,236    $           -   $   33,711,249   $    2,281,497
  Allmerica Select Acclaim                                              151,132                -                -          547,085
  Allmerica Optim-L                                                      12,607                -                -            6,559
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                             4,916            1,977                -            2,023
                                                                 --------------   --------------   --------------   --------------
                                                                 $      377,891   $        1,977   $   33,711,249   $    2,837,164
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $      401,709   $        1,997   $   62,260,927   $    2,863,094
Underlying Fund shares held                                              40,373              122        1,931,882          271,239

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                                  284,312                -       59,366,468        2,760,796
  Net asset value per unit, December 31, 2002                    $     0.741151   $            -   $     0.567850   $     0.826391

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                  205,847                -                -          661,803
  Net asset value per unit, December 31, 2002                    $     0.741399   $            -   $            -   $     0.826659

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                   14,924            2,000                -            8,483
  Net asset value per unit, December 31, 2002                    $     0.975481   $     0.988404   $            -   $     1.011666

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                    ALLIANCE-        ALLIANCE        ALLIANCE
                                                                    BERNSTEIN         GROWTH          PREMIER          ALLIANCE
                                                                      VALUE         AND INCOME        GROWTH          TECHNOLOGY
                                                                     CLASS B          CLASS B         CLASS B           CLASS B
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $    2,578,610   $   80,656,757   $   15,295,700   $      341,013
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                      2,578,610       80,656,757       15,295,700          341,013

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -            7,536              912                -
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $    2,578,610   $   80,649,221   $   15,294,788   $      341,013
                                                                 ==============   ==============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $    2,102,757   $   61,123,090   $    7,147,388   $      246,515
  Allmerica Select Acclaim                                              473,839       19,524,139        8,138,414           78,041
  Allmerica Optim-L                                                           -                -            7,054           13,101
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                             2,014            1,992            1,932            3,356
                                                                 --------------   --------------   --------------   --------------
                                                                 $    2,578,610   $   80,649,221   $   15,294,788   $      341,013
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $    2,595,836   $  103,648,531   $   20,263,091   $      358,954
Underlying Fund shares held                                             294,698        4,891,253          884,656           34,170

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                                2,499,075       78,108,582       11,813,591          363,817
  Net asset value per unit, December 31, 2002                    $     0.841414   $     0.782540   $     0.605014   $     0.677577

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                  562,949       24,475,909       15,066,505          117,152
  Net asset value per unit, December 31, 2002                    $     0.841708   $     0.797688   $     0.540166   $     0.677716

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                    2,000            2,000            9,305           15,098
  Net asset value per unit, December 31, 2002                    $     1.006911   $     0.996069   $     0.965764   $     1.000258

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                   EATON VANCE VT   EATON VANCE VT
                                                                    DEUTSCHE         DEUTSCHE         FLOATING-        WORLDWIDE
                                                                    VIT EAFE        VIT SMALL           RATE            HEALTH
                                                                  EQUITY INDEX      CAP INDEX          INCOME          SCIENCES
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $    3,382,290   $    8,481,749   $   25,774,151   $   11,958,442
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -              183              210              103
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                      3,382,290        8,481,932       25,774,361       11,958,545

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $    3,382,290   $    8,481,932   $   25,774,361   $   11,958,545
                                                                 ==============   ==============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $    2,851,601   $    6,968,681   $   20,940,650   $    9,268,281
  Allmerica Select Acclaim                                              530,689        1,513,251        4,833,711        2,690,264
  Allmerica Optim-L                                                           -                -                -                -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                 -                -                -                -
                                                                 --------------   --------------   --------------   --------------
                                                                 $    3,382,290   $    8,481,932   $   25,774,361   $   11,958,545
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $    3,517,795   $    8,957,435   $   25,758,400   $   14,618,289
Underlying Fund shares held                                             522,765        1,003,757        2,577,415        1,469,096

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                                5,145,279        8,990,920       21,099,551       11,657,569
  Net asset value per unit, December 31, 2002                    $     0.554217   $     0.775080   $     0.992469   $     0.795044

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                  904,225        1,866,039        4,865,752        3,380,752
  Net asset value per unit, December 31, 2002                    $     0.586899   $     0.810943   $     0.993415   $     0.795759

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                        -                -                -                -
  Net asset value per unit, December 31, 2002                    $            -   $            -   $            -   $            -

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                                       FIDELITY
                                                                                                                         VIP
                                                                    FIDELITY                          FIDELITY         EQUITY-
                                                                       VIP           FIDELITY            VIP            INCOME
                                                                     EQUITY-            VIP             HIGH            SERVICE
                                                                     INCOME           GROWTH           INCOME           CLASS 2
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $  169,062,585   $  116,248,245   $   87,367,737   $   16,443,855
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                         112                -              380                -
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                    169,062,697      116,248,245       87,368,117       16,443,855

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -              102                -            7,459
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $  169,062,697   $  116,248,143   $   87,368,117   $   16,436,396
                                                                 ==============   ==============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $  169,062,697   $  116,248,143   $   87,368,117   $            -
  Allmerica Select Acclaim                                                    -                -                -       16,428,640
  Allmerica Optim-L                                                           -                -                -            5,754
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                 -                -                -            2,002
                                                                 --------------   --------------   --------------   --------------
                                                                 $  169,062,697   $  116,248,143   $   87,368,117   $   16,436,396
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $  213,736,902   $  206,327,040   $  104,214,970   $   19,396,832
Underlying Fund shares held                                           9,309,614        4,959,396       14,733,177          913,547

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                              105,302,734       74,649,395       89,461,058                -
  Net asset value per unit, December 31, 2002                    $     1.605492   $     1.557255   $     0.976605   $            -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                        -                -                -       20,600,331
  Net asset value per unit, December 31, 2002                    $            -   $            -   $            -   $     0.797494

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                        -                -                -            7,749
  Net asset value per unit, December 31, 2002                    $            -   $            -   $            -   $     1.000935

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                     FIDELITY
                                                                    FIDELITY            VIP                            FIDELITY
                                                                       VIP             HIGH                             VIP II
                                                                     GROWTH           INCOME          FIDELITY        CONTRAFUND
                                                                     SERVICE          SERVICE          VIP II          SERVICE
                                                                     CLASS 2          CLASS 2        CONTRAFUND        CLASS 2
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $    5,481,063   $    9,777,237   $   21,355,400   $    7,465,253
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                      5,481,063        9,777,237       21,355,400        7,465,253

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -            3,861                -                -
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $    5,481,063   $    9,773,376   $   21,355,400   $    7,465,253
                                                                 ==============   ==============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $            -   $            -   $   21,355,400   $            -
  Allmerica Select Acclaim                                            5,478,468        9,773,376                -        7,463,213
  Allmerica Optim-L                                                         616                -                -               60
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                             1,979                -                -            1,980
                                                                 --------------   --------------   --------------   --------------
                                                                 $    5,481,063   $    9,773,376   $   21,355,400   $    7,465,253
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $    7,157,976   $    9,565,331   $   22,907,538   $    8,113,131
Underlying Fund shares held                                             236,151        1,665,628        1,179,856          415,892

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                                        -                -       28,591,396                -
  Net asset value per unit, December 31, 2002                    $            -   $            -   $     0.746917   $            -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                               10,186,055       11,463,940                -        9,550,957
  Net asset value per unit, December 31, 2002                    $     0.537840   $     0.852532   $            -   $     0.781410

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                    2,622                -                -            2,061
  Net asset value per unit, December 31, 2002                    $     0.989564   $            -   $            -   $     0.989839

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                      FIDELITY
                                                                                                       VIP III         FIDELITY
                                                                    FIDELITY                            GROWTH         VIP III
                                                                     VIP III          FIDELITY        & INCOME         MID CAP
                                                                     GROWTH           VIP III          SERVICE         SERVICE
                                                                    & INCOME          MID CAP          CLASS 2         CLASS 2
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $   10,291,608   $   31,702,101   $    3,199,203   $    7,502,568
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -              209                -                -
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                     10,291,608       31,702,310        3,199,203        7,502,568

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                          24                -                -            6,651
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $   10,291,584   $   31,702,310   $    3,199,203   $    7,495,917
                                                                 ==============   ==============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $   10,291,584   $   31,702,310   $            -   $            -
  Allmerica Select Acclaim                                                    -                -        3,199,203        7,493,830
  Allmerica Optim-L                                                           -                -                -              122
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                 -                -                -            1,965
                                                                 --------------   --------------   --------------   --------------
                                                                 $   10,291,584   $   31,702,310   $    3,199,203   $    7,495,917
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $   11,822,380   $   33,480,934   $    3,636,865   $    8,055,676
Underlying Fund shares held                                             947,662        1,810,514          298,155          431,430

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                               14,260,118       35,732,226                -                -
  Net asset value per unit, December 31, 2002                    $     0.721704   $     0.887219   $            -   $            -

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                        -                -        4,365,778        8,278,298
  Net asset value per unit, December 31, 2002                    $            -   $            -   $     0.732791   $     0.905238

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                        -                -                -            2,124
  Net asset value per unit, December 31, 2002                    $            -   $            -   $            -   $     0.982403

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                      FT VIP                            FT VIP
                                                                    FIDELITY         FRANKLIN                          FRANKLIN
                                                                     VIP III          LARGE            FT VIP            SMALL
                                                                      VALUE            CAP            FRANKLIN            CAP
                                                                   STRATEGIES         GROWTH           SMALL             VALUE
                                                                     SERVICE        SECURITIES          CAP           SECURITIES
                                                                     CLASS 2          CLASS 2          CLASS 2          CLASS 2
                                                                 --------------   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $      924,501   $    1,019,997   $   17,852,019   $    2,520,208
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Total assets                                                        924,501        1,019,997       17,852,019        2,520,208

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -                -                -
                                                                 --------------   --------------   --------------   --------------
    Net assets                                                   $      924,501   $    1,019,997   $   17,852,019   $    2,520,208
                                                                 ==============   ==============   ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $      662,315   $      876,669   $   13,735,192   $    1,791,701
  Allmerica Select Acclaim                                              260,227          139,704        4,114,742          719,991
  Allmerica Optim-L                                                           -                -                -            6,492
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                             1,959            3,624            2,085            2,024
                                                                 --------------   --------------   --------------   --------------
                                                                 $      924,501   $    1,019,997   $   17,852,019   $    2,520,208
                                                                 ==============   ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost           $      975,117   $    1,045,101   $   21,147,659   $    2,517,432
Underlying Fund shares held                                             116,289           92,727        1,405,671          262,248

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                                  884,771        1,069,958       27,114,640        2,256,927
  Net asset value per unit, December 31, 2002                    $     0.748572   $     0.819349   $     0.506560   $     0.793867

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                  347,522          172,444        7,195,278          906,655
  Net asset value per unit, December 31, 2002                    $     0.748807   $     0.819648   $     0.571867   $     0.794118

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                    2,000            2,000            2,000            8,414
  Net asset value per unit, December 31, 2002                    $     0.979446   $     0.992447   $     1.042702   $     1.012168

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                     FT VIP         FT VIP
                                                                     MUTUAL        TEMPLETON                        INVESCO
                                                                     SHARES         FOREIGN        INVESCO            VIF
                                                                   SECURITIES     SECURITIES         VIF             HEALTH
                                                                    CLASS 2         CLASS 2        DYNAMICS         SCIENCES
                                                                 -------------   ------------    ------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $  38,022,478   $   3,930,603   $   5,999,476   $  10,404,357
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                        179               -               -               -
                                                                 -------------   -------------   -------------   -------------
    Total assets                                                    38,022,657       3,930,603       5,999,476      10,404,357

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                          -               -               -               -
                                                                 -------------   -------------   -------------   -------------
    Net assets                                                   $  38,022,657   $   3,930,603   $   5,999,476   $  10,404,357
                                                                 =============   =============   =============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $  30,889,618   $   3,184,438   $   5,073,006   $   8,159,799
  Allmerica Select Acclaim                                           7,131,077         743,796         926,470       2,244,558
  Allmerica Optim-L                                                          -             483               -               -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                            1,962           1,886               -               -
                                                                 -------------   -------------   -------------   -------------
                                                                 $  38,022,657   $   3,930,603   $   5,999,476   $  10,404,357
                                                                 =============   =============   =============   =============

Investments in shares of the Underlying Funds, at cost           $  43,346,332   $   3,987,225   $   7,773,632   $  12,999,173
Underlying Fund shares held                                          3,163,268         417,262         702,515         756,681

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                              31,703,250       4,058,325      13,271,780      12,323,337
  Net asset value per unit, December 31, 2002                    $    0.974336   $    0.784668   $    0.382240   $    0.662142

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                               7,341,847         947,607       2,069,228       3,226,446
  Net asset value per unit, December 31, 2002                    $    0.971292   $    0.784920   $    0.447737   $    0.695675

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                   2,000           2,512               -               -
  Net asset value per unit, December 31, 2002                    $    0.981192   $    0.943189   $           -   $           -

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                      JANUS                           JANUS          JANUS
                                                                      ASPEN          JANUS            ASPEN          ASPEN
                                                                   AGGRESSIVE        ASPEN         GROWTH AND    INTERNATIONAL
                                                                     GROWTH         GROWTH           INCOME          GROWTH
                                                                     SERVICE        SERVICE          SERVICE        SERVICE
                                                                     SHARES          SHARES          SHARES          SHARES
                                                                 -------------   -------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $   4,720,239   $  20,770,688   $  14,465,239   $  11,785,132
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                          -               -               -               -
                                                                 -------------   -------------   -------------   -------------
    Total assets                                                     4,720,239      20,770,688      14,465,239      11,785,132

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                          -           7,501               -               -
                                                                 -------------   -------------   -------------   -------------
    Net assets                                                   $   4,720,239   $  20,763,187   $  14,465,239   $  11,785,132
                                                                 =============   =============   =============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $   3,355,665   $  13,714,664   $  11,963,153   $   9,120,787
  Allmerica Select Acclaim                                           1,364,574       7,048,523       2,502,086       2,664,345
  Allmerica Optim-L                                                          -               -               -               -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                -               -               -               -
                                                                 -------------   -------------   -------------   -------------
                                                                 $   4,720,239   $  20,763,187   $  14,465,239   $  11,785,132
                                                                 =============   =============   =============   =============

Investments in shares of the Underlying Funds, at cost           $   5,955,975   $  27,754,983   $  18,011,519   $  12,734,228
Underlying Fund shares held                                            302,192       1,434,440       1,251,318         685,980

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                              10,680,878      30,199,198      19,922,584      18,861,943
  Net asset value per unit, December 31, 2002                    $    0.314175   $    0.454140   $    0.600482   $    0.483555

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                               3,454,819      14,026,381       3,863,742       4,998,002
  Net asset value per unit, December 31, 2002                    $    0.394977   $    0.502519   $    0.647581   $    0.533082

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                       -               -               -               -
  Net asset value per unit, December 31, 2002                    $           -   $           -   $           -   $           -

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                      MFS             MFS             MFS
                                                                    MID CAP           NEW            TOTAL            MFS
                                                                     GROWTH        DISCOVERY        RETURN         UTILITIES
                                                                    SERVICE         SERVICE         SERVICE         SERVICE
                                                                     CLASS           CLASS           CLASS           CLASS
                                                                 -------------   -------------   -------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $   1,564,932   $     669,774   $   9,861,634   $     888,322
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                          -               -               -               -
                                                                 -------------   -------------   -------------   --------------
    Total assets                                                     1,564,932         669,774       9,861,634         888,322

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                          -               -               -               -
                                                                 -------------   -------------   -------------   -------------
    Net assets                                                   $   1,564,932   $     669,774   $   9,861,634   $     888,322
                                                                 =============   =============   =============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $     764,155   $     480,874   $   7,507,823   $     651,908
  Allmerica Select Acclaim                                             798,771         186,951       2,331,657         232,672
  Allmerica Optim-L                                                          -               -          20,129               -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                            2,006           1,949           2,025           3,742
                                                                 -------------   -------------   -------------   -------------
                                                                 $   1,564,932   $     669,774   $   9,861,634   $     888,322
                                                                 =============   =============   =============   =============

Investments in shares of the Underlying Funds, at cost           $   1,637,727   $     703,508   $   9,802,519   $     851,749
Underlying Fund shares held                                            349,315          64,525         578,395          74,150

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                               1,076,238         643,563       8,179,116         779,001
  Net asset value per unit, December 31, 2002                    $    0.710023   $    0.747204   $    0.917926   $    0.836850

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                               1,124,653         250,110       2,539,273         279,916
  Net asset value per unit, December 31, 2002                    $    0.710238   $    0.747475   $    0.918238   $    0.837201

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                   2,000           2,000          21,877           2,000
  Net asset value per unit, December 31, 2002                    $    1.003214   $    0.974514   $    1.012670   $    1.033965

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                                  OPPENHEIMER
                                                                  OPPENHEIMER     OPPENHEIMER     OPPENHEIMER     MAIN STREET
                                                                    CAPITAL          GLOBAL           HIGH          GROWTH &
                                                                 APPRECIATION      SECURITIES        INCOME          INCOME
                                                                   SERVICE          SERVICE          SERVICE        SERVICE
                                                                    SHARES           SHARES          SHARES          SHARES
                                                                 -------------   -------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $   2,045,930   $   3,087,524   $   6,867,228   $   2,754,472
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                          -               -               -               -
                                                                 -------------   -------------   -------------   -------------
    Total assets                                                     2,045,930       3,087,524       6,867,228       2,754,472

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                          -               -               -               -
                                                                 -------------   -------------   -------------   -------------
    Net assets                                                   $   2,045,930   $   3,087,524   $   6,867,228   $   2,754,472
                                                                 =============   =============   =============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $   1,599,764   $   2,677,579   $   6,083,879   $   2,423,326
  Allmerica Select Acclaim                                             444,140         407,897         754,502         322,994
  Allmerica Optim-L                                                          -             120          26,790           6,213
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                            2,026           1,928           2,057           1,939
                                                                 -------------   -------------   -------------   -------------
                                                                 $   2,045,930   $   3,087,524   $   6,867,228   $   2,754,472
                                                                 =============   =============   =============   =============

Investments in shares of the Underlying Funds, at cost           $   2,120,123   $   3,156,257   $   6,635,927   $   2,876,581
Underlying Fund shares held                                             77,117         175,328         916,853         180,502

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                               2,037,480       3,478,175       6,428,552       3,010,603
  Net asset value per unit, December 31, 2002                    $    0.785168   $    0.769823   $    0.946384   $    0.804930

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                 565,470         529,687         796,989         401,136
  Net asset value per unit, December 31, 2002                    $    0.785435   $    0.770072   $    0.946691   $    0.805199

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                   2,000           2,124          28,045           8,410
  Net asset value per unit, December 31, 2002                    $    1.012971   $    0.964130   $    1.028597   $    0.969469

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                  OPPENHEIMER                       PIONEER         SCUDDER
                                                                   MULTIPLE                       REAL ESTATE     TECHNOLOGY
                                                                  STRATEGIES         PIONEER         SHARES          GROWTH
                                                                    SERVICE         FUND VCT          VCT          SERIES II
                                                                    SHARES          CLASS II      CLASS II (a)      CLASS A
                                                                 -------------   -------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $     693,053   $   9,753,130   $  16,363,590   $   6,516,694
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                          -               -               -               -
                                                                 -------------   -------------   -------------   -------------
    Total assets                                                       693,053       9,753,130      16,363,590       6,516,694

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                          -               -               -               -
                                                                 -------------   -------------   -------------   -------------
    Net assets                                                   $     693,053   $   9,753,130   $  16,363,590   $   6,516,694
                                                                 =============   =============   =============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $     552,900   $   6,205,374   $  13,261,193   $   5,098,056
  Allmerica Select Acclaim                                             129,757       3,547,756       3,102,397       1,418,638
  Allmerica Optim-L                                                      6,569               -               -               -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                            3,827               -               -               -
                                                                 -------------   -------------   -------------   -------------
                                                                 $     693,053   $   9,753,130   $  16,363,590   $   6,516,694
                                                                 =============   =============   =============   =============

Investments in shares of the Underlying Funds, at cost           $     681,166   $  11,676,613   $  17,276,413   $   9,391,391
Underlying Fund shares held                                             52,744         639,550       1,132,429       1,080,712

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                                 616,343       8,670,780      12,230,594      16,553,578
  Net asset value per unit, December 31, 2002                    $    0.897067   $    0.715665   $    1.084264   $    0.307973

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                 146,601       4,953,223       2,858,817       3,846,997
  Net asset value per unit, December 31, 2002                    $    0.897348   $    0.716252   $    1.085203   $    0.368765

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                   8,466               -               -               -
  Net asset value per unit, December 31, 2002                    $    1.015912   $           -   $           -   $           -

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                       SVS
                                                                      DREMAN
                                                                    FINANCIAL         T. ROWE
                                                                     SERVICES          PRICE
                                                                    SERIES II      INTERNATIONAL
                                                                     CLASS A           STOCK
                                                                 --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $   10,327,394   $   75,158,552
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -                -
                                                                 --------------   --------------
    Total assets                                                     10,327,394       75,158,552

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                           -            7,912
                                                                 --------------   --------------
    Net assets                                                   $   10,327,394   $   75,150,640
                                                                 ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
    Allmerica Select Resource, Allmerica Resource II,
      Allmerica Select Charter and Allmerica Select Reward       $    8,242,482   $   62,127,797
  Allmerica Select Acclaim                                            2,084,912       13,022,843
  Allmerica Optim-L                                                           -                -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                 -                -
                                                                 --------------   --------------
                                                                 $   10,327,394   $   75,150,640
                                                                 ==============   ==============

Investments in shares of the Underlying Funds, at cost           $   11,201,828   $   88,538,173
Underlying Fund shares held                                           1,054,892        8,116,474

Allmerica Select Resource, Allmerica Resource II,
  Allmerica Select Charter and Allmerica Select Reward:
  Units outstanding, December 31, 2002                                8,796,053       67,555,474
  Net asset value per unit, December 31, 2002                    $     0.937066   $     0.919656

Allmerica Select Acclaim:
  Units outstanding, December 31, 2002                                2,186,914       20,799,144
  Net asset value per unit, December 31, 2002                    $     0.953358   $     0.626124

Allmerica Optim-L:
  Units outstanding, December 31, 2002                                        -                -
  Net asset value per unit, December 31, 2002                    $            -   $            -

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                  AIT              AIT               AIT               AIT
                                                                 CORE            EQUITY          GOVERNMENT           MONEY
                                                                EQUITY            INDEX             BOND             MARKET
                                                                SERVICE          SERVICE           SERVICE           SERVICE
                                                                SHARES*          SHARES            SHARES*           SHARES
                                                            --------------    --------------    --------------   --------------
INVESTMENT INCOME:
  Dividends                                                 $        8,025    $      358,711    $      848,114   $    4,266,720
                                                            --------------    --------------    --------------   --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                    6,498           261,702           194,200        2,915,090
  Administrative expense fees                                          779            31,404            23,304          349,811
                                                            --------------    --------------    --------------   --------------
    Total expenses                                                   7,277           293,106           217,504        3,264,901
                                                            --------------    --------------    --------------   --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                    1,192            70,326            31,735          368,032
  Administrative expense fees                                          149             8,791             3,967           46,005
                                                            --------------    --------------    --------------   --------------
    Total expenses                                                   1,341            79,117            35,702          414,037
                                                            --------------    --------------    --------------   --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       43               101               194              284
  Administrative expense fees                                            4                10                18               26
                                                            --------------    --------------    --------------   --------------
    Total expenses                                                      47               111               212              310
                                                            --------------    --------------    --------------   --------------
           Total expenses                                            8,665           372,334           253,418        3,679,248
                                                            --------------    --------------    --------------   --------------
    Net investment income (loss)                                      (640)          (13,623)          594,696          587,472
                                                            --------------    --------------    --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -         2,106,438                 -                -
  Net realized gain (loss) from sales of investments                28,757        (2,805,534)           73,177                -
                                                            --------------    --------------    --------------   --------------
    Net realized gain (loss)                                        28,757          (699,096)           73,177                -
  Net unrealized gain (loss)                                       (41,210)       (6,541,661)          434,357                -
                                                            --------------    --------------    --------------   --------------
    Net realized and unrealized gain (loss)                        (12,453)       (7,240,757)          507,534                -
                                                            --------------    --------------    --------------   --------------
    Net increase (decrease) in net assets from operations   $      (13,093)   $   (7,254,380)   $    1,102,230   $      587,472
                                                            ==============    ==============    ==============   ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                  AIT               AIT               AIT              AIT
                                                                 SELECT            SELECT           SELECT           SELECT
                                                               AGGRESSIVE         CAPITAL          EMERGING          GROWTH
                                                                 GROWTH         APPRECIATION        MARKETS        AND INCOME
                                                                SERVICE           SERVICE           SERVICE          SERVICE
                                                                 SHARES            SHARES           SHARES           SHARES
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $            -    $            -    $       77,825    $    1,392,541
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                1,524,459         1,542,569           246,350         2,583,896
  Administrative expense fees                                      182,935           185,108            29,562           310,067
                                                            --------------    --------------    --------------    --------------
    Total expenses                                               1,707,394         1,727,677           275,912         2,893,963
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                   12,727            32,996            16,469            28,840
  Administrative expense fees                                        1,591             4,124             2,059             3,605
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                  14,318            37,120            18,528            32,445
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       43                11                10                11
  Administrative expense fees                                            4                 1                 1                 1
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                      47                12                11                12
                                                            --------------    --------------    --------------    --------------
           Total expenses                                        1,721,759         1,764,809           294,451         2,926,420
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                (1,721,759)       (1,764,809)         (216,626)       (1,533,879)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                 -                 -                 -
  Net realized gain (loss) from sales of investments           (41,677,003)       (4,907,347)       (1,087,438)      (31,961,441)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                   (41,677,003)       (4,907,347)       (1,087,438)      (31,961,441)
  Net unrealized gain (loss)                                    (1,599,017)      (27,489,496)       (1,676,902)      (32,894,330)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                    (43,276,020)      (32,396,843)       (2,764,340)      (64,855,771)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $  (44,997,779)   $  (34,161,652)   $   (2,980,966)   $  (66,389,650)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                                                     AIT
                                                                                  AIT               SELECT            AIT
                                                                 AIT             SELECT           INVESTMENT         SELECT
                                                                SELECT        INTERNATIONAL         GRADE           STRATEGIC
                                                                GROWTH           EQUITY             INCOME           GROWTH
                                                               SERVICE           SERVICE            SERVICE          SERVICE
                                                                SHARES           SHARES             SHARES           SHARES
                                                            --------------    --------------    --------------   --------------
INVESTMENT INCOME:
  Dividends                                                 $      312,041    $    2,196,787    $   12,017,546   $            -
                                                            --------------    --------------    --------------   --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                2,298,146         1,655,320         2,594,294          184,500
  Administrative expense fees                                      275,778           198,638           311,315           22,140
                                                            --------------    --------------    --------------   --------------
    Total expenses                                               2,573,924         1,853,958         2,905,609          206,640
                                                            --------------    --------------    --------------   --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                   58,219            66,355           232,590            6,864
  Administrative expense fees                                        7,278             8,294            29,074              858
                                                            --------------    --------------    --------------   --------------
    Total expenses                                                  65,497            74,649           261,664            7,722
                                                            --------------    --------------    --------------   --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       11                77                85               11
  Administrative expense fees                                            1                 7                 8                1
                                                            --------------    --------------    --------------   --------------
    Total expenses                                                      12                84                93               12
                                                            --------------    --------------    --------------   --------------
           Total expenses                                        2,639,433         1,928,691         3,167,366          214,374
                                                            --------------    --------------    --------------   --------------
    Net investment income (loss)                                (2,327,392)          268,096         8,850,180         (214,374)
                                                            --------------    --------------    --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -         1,258,029                 -                -
  Net realized gain (loss) from sales of investments           (29,084,014)      (19,073,143)          617,730       (6,647,900)
                                                            --------------    --------------    --------------   --------------
    Net realized gain (loss)                                   (29,084,014)      (17,815,114)          617,730       (6,647,900)
  Net unrealized gain (loss)                                   (34,419,267)      (12,722,402)        4,996,800       (3,739,101)
                                                            --------------    --------------    --------------   --------------
    Net realized and unrealized gain (loss)                    (63,503,281)      (30,537,516)        5,614,530      (10,387,001)
                                                            --------------    --------------    --------------   --------------
    Net increase (decrease) in net assets from operations   $  (65,830,673)   $  (30,269,420)   $   14,464,710   $  (10,601,375)
                                                            ==============    ==============    ==============   ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                  AIT             AIT
                                                                SELECT           SELECT
                                                               STRATEGIC          VALUE           AIM V.I.
                                                                INCOME         OPPORTUNITY       AGGRESSIVE        AIM V.I.
                                                                SERVICE          SERVICE           GROWTH          BLUE CHIP
                                                                SHARES           SHARES           SERIES I         SERIES I
                                                            --------------   --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $    1,517,160   $      728,715    $            -    $            -
                                                            --------------   --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                  427,316        1,385,735           131,077           188,377
  Administrative expense fees                                       51,278          166,288            15,729            22,605
                                                            --------------   --------------    --------------    --------------
    Total expenses                                                 478,594        1,552,023           146,806           210,982
                                                            --------------   --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                  108,360           51,081            34,924            34,631
  Administrative expense fees                                       13,546            6,385             4,365             4,329
                                                            --------------   --------------    --------------    --------------
    Total expenses                                                 121,906           57,466            39,289            38,960
                                                            --------------   --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       47               31                 -                 -
  Administrative expense fees                                            5                3                 -                 -
                                                            --------------   --------------    --------------    --------------
    Total expenses                                                      52               34                 -                 -
                                                            --------------   --------------    --------------    --------------
           Total expenses                                          600,552        1,609,523           186,095           249,942
                                                            --------------   --------------    --------------    --------------
    Net investment income (loss)                                   916,608         (880,808)         (186,095)         (249,942)
                                                            --------------   --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor               703,771       10,530,550                 -                 -
  Net realized gain (loss) from sales of investments               273,680       (4,952,251)         (385,191)       (1,545,412)
                                                            --------------   --------------    --------------    --------------
    Net realized gain (loss)                                       977,451        5,578,299          (385,191)       (1,545,412)
  Net unrealized gain (loss)                                     1,451,152      (28,666,023)       (3,196,725)       (4,183,198)
                                                            --------------   --------------    --------------    --------------
    Net realized and unrealized gain (loss)                      2,428,603      (23,087,724)       (3,581,916)       (5,728,610)
                                                            --------------   --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $    3,345,211   $  (23,968,532)   $   (3,768,011)   $   (5,978,552)
                                                            ==============   ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                AIM V.I.        AIM V.I.          AIM V.I.
                                                                PREMIER        AGGRESSIVE           BASIC            AIM V.I.
                                                                EQUITY          GROWTH              VALUE            BLUE CHIP
                                                             SERIES I (a)      SERIES II**        SERIES II*        SERIES II**
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $       80,766    $            -    $           89    $            -
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                  243,203                 -            19,075                 -
  Administrative expense fees                                       29,184                 -             2,289                 -
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                 272,387                 -            21,364                 -
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                   53,179                 -             6,936                 -
  Administrative expense fees                                        6,647                 -               867                 -
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                  59,826                 -             7,803                 -
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                        -                11                64                11
  Administrative expense fees                                            -                 1                 6                 1
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                       -                12                70                12
                                                            --------------    --------------    --------------    --------------
           Total expenses                                          332,213                12            29,237                12
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                  (251,447)              (12)          (29,148)              (12)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                 -                 -                 -
  Net realized gain (loss) from sales of investments            (2,504,222)                -          (127,494)                -
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                    (2,504,222)                -          (127,494)                -
  Net unrealized gain (loss)                                    (6,804,762)               49          (159,824)              (15)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                     (9,308,984)               49          (287,318)              (15)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $   (9,560,431)   $           37    $     (316,466)   $          (27)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                                                                     ALLIANCE-
                                                               AIM V.I.          AIM V.I.          ALLIANCE          BERNSTEIN
                                                               CAPITAL           PREMIER            PREMIER          SMALL CAP
                                                             DEVELOPMENT         EQUITY              GROWTH           VALUE
                                                              SERIES II*       SERIES II**          CLASS A          CLASS B*
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $            -    $            8    $            -    $          460
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                    1,165                 -           529,162            10,646
  Administrative expense fees                                          140                 -            63,499             1,277
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                   1,305                 -           592,661            11,923
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                      607                 -                 -             2,439
  Administrative expense fees                                           76                 -                 -               305
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                     683                 -                 -             2,744
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       69                11                 -                40
  Administrative expense fees                                            7                 1                 -                 4
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                      76                12                 -                44
                                                            --------------    --------------    --------------    --------------
           Total expenses                                            2,064                12           592,661            14,711
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                    (2,064)               (4)         (592,661)          (14,251)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                 -                 -               230
  Net realized gain (loss) from sales of investments                (2,459)                -        (6,288,444)         (166,989)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                        (2,459)                -        (6,288,444)         (166,759)
  Net unrealized gain (loss)                                       (23,818)              (20)       (9,876,667)          (25,930)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                        (26,277)              (20)      (16,165,111)         (192,689)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $      (28,341)   $          (24)   $  (16,757,772)   $     (206,940)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
** For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                              ALLIANCE-          ALLIANCE         ALLIANCE
                                                              BERNSTEIN           GROWTH           PREMIER          ALLIANCE
                                                                VALUE           AND INCOME         GROWTH          TECHNOLOGY
                                                              CLASS B*            CLASS B          CLASS B          CLASS B*
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $          259    $      475,286    $            -    $            -
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                    7,439           830,676            90,764             1,119
  Administrative expense fees                                          893            99,681            10,892               134
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                   8,332           930,357           101,656             1,253
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                    2,038           199,720            86,498               552
  Administrative expense fees                                          254            24,965            10,813                69
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                   2,292           224,685            97,311               621
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       10                11                44                72
  Administrative expense fees                                            1                 1                 4                 7
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                      11                12                48                79
                                                            --------------    --------------    --------------    --------------
           Total expenses                                           10,635         1,155,054           199,015             1,953
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                   (10,376)         (679,768)         (199,015)           (1,953)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -         2,921,610                 -                 -
  Net realized gain (loss) from sales of investments                (6,777)       (3,789,455)         (786,081)           (5,494)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                        (6,777)         (867,845)         (786,081)           (5,494)
  Net unrealized gain (loss)                                       (17,226)      (22,171,393)       (4,513,470)          (17,942)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                        (24,003)      (23,039,238)       (5,299,551)          (23,436)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $      (34,379)   $  (23,719,006)   $   (5,498,566)   $      (25,389)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                                                EATON VANCE VT     EATON VANCE VT
                                                               DEUTSCHE         DEUTSCHE           FLOATING-          WORLDWIDE
                                                               VIT EAFE         VIT SMALL            RATE              HEALTH
                                                             EQUITY INDEX       CAP INDEX           INCOME            SCIENCES
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $       54,223    $       66,423    $       45,639    $            -
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                   48,807            89,653           164,501           119,340
  Administrative expense fees                                        5,857            10,759            19,740            14,321
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                  54,664           100,412           184,241           133,661
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                    5,305            12,629            36,810            25,940
  Administrative expense fees                                          663             1,578             4,602             3,242
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                   5,968            14,207            41,412            29,182
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                        -                 -                 -                 -
  Administrative expense fees                                            -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                       -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
           Total expenses                                           60,632           114,619           225,653           162,843
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                    (6,409)          (48,196)         (180,014)         (162,843)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -             4,987                 -                 -
  Net realized gain (loss) from sales of investments              (571,162)       (2,226,008)           (2,879)         (918,504)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                      (571,162)       (2,221,021)           (2,879)         (918,504)
  Net unrealized gain (loss)                                      (138,070)         (477,022)           15,751        (3,126,154)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                       (709,232)       (2,698,043)           12,872        (4,044,658)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $     (715,641)   $   (2,746,239)   $     (167,142)   $   (4,207,501)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                                                                    FIDELITY
                                                                                                                      VIP
                                                               FIDELITY                             FIDELITY         EQUITY-
                                                                 VIP             FIDELITY              VIP           INCOME
                                                               EQUITY-              VIP               HIGH           SERVICE
                                                                INCOME            GROWTH             INCOME          CLASS 2
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $    3,682,005    $      444,010    $   10,515,439    $       95,382
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                2,623,536         2,051,765         1,204,314                 -
  Administrative expense fees                                      314,825           246,212           144,518                 -
                                                            --------------    --------------    --------------    --------------
    Total expenses                                               2,938,361         2,297,977         1,348,832                 -
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                        -                 -                 -           155,400
  Administrative expense fees                                            -                 -                 -            19,425
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                       -                 -                 -           174,825
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                        -                 -                 -                37
  Administrative expense fees                                            -                 -                 -                 3
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                       -                 -                 -                40
                                                            --------------    --------------    --------------    --------------
           Total expenses                                        2,938,361         2,297,977         1,348,832           174,865
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                   743,644        (1,853,967)        9,166,607           (79,483)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor             5,011,618                 -                 -           137,462
  Net realized gain (loss) from sales of investments            (8,489,690)      (23,936,719)      (30,521,557)         (181,558)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                    (3,478,072)      (23,936,719)      (30,521,557)          (44,096)
  Net unrealized gain (loss)                                   (40,641,105)      (36,953,049)       22,837,496        (2,951,560)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                    (44,119,177)      (60,889,768)       (7,684,061)       (2,995,656)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $  (43,375,533)   $  (62,743,735)   $    1,482,546    $   (3,075,139)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                                FIDELITY
                                                               FIDELITY            VIP                               FIDELITY
                                                                 VIP              HIGH                                VIP II
                                                                GROWTH           INCOME           FIDELITY          CONTRAFUND
                                                               SERVICE           SERVICE           VIP II            SERVICE
                                                               CLASS 2           CLASS 2         CONTRAFUND          CLASS 2
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $        4,868    $      314,761    $      130,701    $       17,697
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                        -                 -           249,501                 -
  Administrative expense fees                                            -                 -            29,940                 -
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                       -                 -           279,441                 -
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                   60,093            69,411                 -            66,554
  Administrative expense fees                                        7,512             8,676                 -             8,320
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                  67,605            78,087                 -            74,874
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       13                 -                 -                11
  Administrative expense fees                                            2                 -                 -                 1
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                      15                 -                 -                12
                                                            --------------    --------------    --------------    --------------
           Total expenses                                           67,620            78,087           279,441            74,886
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                   (62,752)          236,674          (148,740)          (57,189)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                 -                 -                 -
  Net realized gain (loss) from sales of investments              (310,533)         (328,953)       (1,009,392)          (77,881)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                      (310,533)         (328,953)       (1,009,392)          (77,881)
  Net unrealized gain (loss)                                    (1,490,509)          380,532        (1,537,058)         (650,096)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                     (1,801,042)           51,579        (2,546,450)         (727,977)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $   (1,863,794)   $      288,253    $   (2,695,190)   $     (785,166)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                                                   FIDELITY
                                                                                                    VIP III          FIDELITY
                                                               FIDELITY                             GROWTH           VIP III
                                                                VIP III          FIDELITY          & INCOME          MID CAP
                                                                GROWTH           VIP III            SERVICE          SERVICE
                                                               & INCOME          MID CAP            CLASS 2          CLASS 2
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $      123,877    $      199,365    $       22,389    $       22,158
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                  141,035           385,087                 -                 -
  Administrative expense fees                                       16,925            46,211                 -                 -
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                 157,960           431,298                 -                 -
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                        -                 -            33,813            65,577
  Administrative expense fees                                            -                 -             4,227             8,197
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                       -                 -            38,040            73,774
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                        -                 -                 -                11
  Administrative expense fees                                            -                 -                 -                 1
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                       -                 -                 -                12
                                                            --------------    --------------    --------------    --------------
           Total expenses                                          157,960           431,298            38,040            73,786
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                   (34,083)         (231,933)          (15,651)          (51,628)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                 -                 -                 -
  Net realized gain (loss) from sales of investments            (1,049,777)       (1,685,818)         (126,397)          (41,598)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                    (1,049,777)       (1,685,818)         (126,397)          (41,598)
  Net unrealized gain (loss)                                    (1,533,160)       (2,503,174)         (442,407)         (650,848)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                     (2,582,937)       (4,188,992)         (568,804)         (692,446)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $   (2,617,020)   $   (4,420,925)   $     (584,455)   $     (744,074)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                                  FT VIP                              FT VIP
                                                               FIDELITY          FRANKLIN                            FRANKLIN
                                                                VIP III            LARGE            FT VIP             SMALL
                                                                 VALUE              CAP            FRANKLIN             CAP
                                                              STRATEGIES          GROWTH            SMALL              VALUE
                                                                SERVICE         SECURITIES           CAP            SECURITIES
                                                               CLASS 2*          CLASS 2*          CLASS 2           CLASS 2*
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $            -    $          346    $       41,222    $        5,848
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                    2,254             3,348           159,581            11,759
  Administrative expense fees                                          270               402            19,150             1,411
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                   2,524             3,750           178,731            13,170
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                    1,476               527            40,221             3,438
  Administrative expense fees                                          184                66             5,028               429
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                   1,660               593            45,249             3,867
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       10                11                11                40
  Administrative expense fees                                            1                 1                 1                 3
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                      11                12                12                43
                                                            --------------    --------------    --------------    --------------
           Total expenses                                            4,195             4,355           223,992            17,080
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                    (4,195)           (4,009)         (182,770)          (11,232)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                 -                 -            40,910
  Net realized gain (loss) from sales of investments                (9,454)           (6,223)       (1,772,815)         (503,155)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                        (9,454)           (6,223)       (1,772,815)         (462,245)
  Net unrealized gain (loss)                                       (50,616)          (25,105)       (3,708,022)            2,775
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                        (60,070)          (31,328)       (5,480,837)         (459,470)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $      (64,265)   $      (35,337)   $   (5,663,607)   $     (470,702)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                FT VIP           FT VIP
                                                                MUTUAL         TEMPLETON                            INVESCO
                                                                SHARES          FOREIGN           INVESCO             VIF
                                                              SECURITIES       SECURITIES            VIF             HEALTH
                                                                CLASS 2         CLASS 2*          DYNAMICS          SCIENCES
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $      353,695    $        3,615    $            -    $            -
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                  394,093            13,243            79,159           120,889
  Administrative expense fees                                       47,291             1,589             9,499            14,506
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                 441,384            14,832            88,658           135,395
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                   73,195             2,803            11,968            26,718
  Administrative expense fees                                        9,150               350             1,496             3,340
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                  82,345             3,153            13,464            30,058
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       10                12                 -                 -
  Administrative expense fees                                            1                 1                 -                 -
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                      11                13                 -                 -
                                                            --------------    --------------    --------------    --------------
           Total expenses                                          523,740            17,998           102,122           165,453
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                  (170,045)          (14,383)         (102,122)         (165,453)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor               876,978                 -                 -                 -
  Net realized gain (loss) from sales of investments            (1,204,672)          105,349        (1,375,066)         (744,412)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                      (327,694)          105,349        (1,375,066)         (744,412)
  Net unrealized gain (loss)                                    (5,426,988)          (56,622)       (1,720,479)       (2,595,088)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                     (5,754,682)           48,727        (3,095,545)       (3,339,500)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $   (5,924,727)   $       34,344    $   (3,197,667)   $   (3,504,953)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                 JANUS                              JANUS              JANUS
                                                                 ASPEN            JANUS             ASPEN              ASPEN
                                                              AGGRESSIVE          ASPEN           GROWTH AND       INTERNATIONAL
                                                                GROWTH            GROWTH            INCOME            GROWTH
                                                                SERVICE          SERVICE           SERVICE            SERVICE
                                                                SHARES            SHARES            SHARES            SHARES
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $            -    $            -    $       95,341    $       86,985
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                   51,606           179,130           169,168           135,045
  Administrative expense fees                                        6,193            21,495            20,300            16,205
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                  57,799           200,625           189,468           151,250
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                   18,190            70,713            26,814            31,663
  Administrative expense fees                                        2,273             8,840             3,351             3,958
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                  20,463            79,553            30,165            35,621
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                        -                 -                 -                 -
  Administrative expense fees                                            -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                       -                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
           Total expenses                                           78,262           280,178           219,633           186,871
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                   (78,262)         (280,178)         (124,292)          (99,886)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                 -                 -                 -
  Net realized gain (loss) from sales of investments              (975,651)       (1,300,851)         (845,658)       (2,200,976)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                      (975,651)       (1,300,851)         (845,658)       (2,200,976)
  Net unrealized gain (loss)                                      (931,964)       (5,259,403)       (3,167,875)       (1,084,232)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                     (1,907,615)       (6,560,254)       (4,013,533)       (3,285,208)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $   (1,985,877)   $   (6,840,432)   $   (4,137,825)   $   (3,385,094)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                  MFS              MFS               MFS
                                                                MID CAP            NEW              TOTAL              MFS
                                                                GROWTH          DISCOVERY          RETURN           UTILITIES
                                                                SERVICE          SERVICE           SERVICE           SERVICE
                                                                CLASS*           CLASS*            CLASS*             CLASS*
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $            -    $            -    $            -    $            -
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                    3,041             1,964            24,079             2,504
  Administrative expense fees                                          365               236             2,889               300
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                   3,406             2,200            26,968             2,804
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                    3,930               800             9,347             1,173
  Administrative expense fees                                          491               100             1,169               147
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                   4,421               900            10,516             1,320
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       11                11               104                10
  Administrative expense fees                                            1                 1                10                 1
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                      12                12               114                11
                                                            --------------    --------------    --------------    --------------
           Total expenses                                            7,839             3,112            37,598             4,135
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                    (7,839)           (3,112)          (37,598)           (4,135)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                 -                 -                 -
  Net realized gain (loss) from sales of investments               (13,167)           (2,873)            8,461            (2,174)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                       (13,167)           (2,873)            8,461            (2,174)
  Net unrealized gain (loss)                                       (72,795)          (33,734)           59,115            36,573
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                        (85,962)          (36,607)           67,576            34,399
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $      (93,801)   $      (39,719)   $       29,978    $       30,264
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                                                                    OPPENHEIMER
                                                              OPPENHEIMER       OPPENHEIMER       OPPENHEIMER       MAIN STREET
                                                                CAPITAL            GLOBAL            HIGH             GROWTH &
                                                             APPRECIATION       SECURITIES          INCOME             INCOME
                                                                SERVICE           SERVICE           SERVICE           SERVICE
                                                                SHARES*           SHARES*           SHARES*           SHARES*
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $            -    $            -    $            -    $            -
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                    6,615            12,803            18,943             8,653
  Administrative expense fees                                          794             1,536             2,273             1,038
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                   7,409            14,339            21,216             9,691
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                    2,323             1,644             2,500             1,916
  Administrative expense fees                                          290               206               312               240
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                   2,613             1,850             2,812             2,156
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       11                10               133                40
  Administrative expense fees                                            1                 1                12                 4
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                      12                11               145                44
                                                            --------------    --------------    --------------    --------------
           Total expenses                                           10,034            16,200            24,173            11,891
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                   (10,034)          (16,200)          (24,173)          (11,891)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                 -                 -                 -
  Net realized gain (loss) from sales of investments               (12,225)         (164,617)          (30,408)          (16,665)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                       (12,225)         (164,617)          (30,408)          (16,665)
  Net unrealized gain (loss)                                       (74,193)          (68,733)          231,301          (122,109)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                        (86,418)         (233,350)          200,893          (138,774)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $      (96,452)   $     (249,550)   $      176,720    $     (150,665)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                             OPPENHEIMER                            PIONEER           SCUDDER
                                                               MULTIPLE                           REAL ESTATE       TECHNOLOGY
                                                              STRATEGIES          PIONEER            SHARES            GROWTH
                                                               SERVICE            FUND VCT            VCT            SERIES II
                                                               SHARES*            CLASS II        CLASS II (a)         CLASS A
                                                            --------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $            -    $       80,615    $      600,357    $        7,987
                                                            --------------    --------------    --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                    2,088            70,880           129,106            75,882
  Administrative expense fees                                          251             8,505            15,493             9,105
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                   2,339            79,385           144,599            84,987
                                                            --------------    --------------    --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                      605            34,792            25,209            18,440
  Administrative expense fees                                           76             4,349             3,151             2,305
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                     681            39,141            28,360            20,745
                                                            --------------    --------------    --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                       41                 -                 -                 -
  Administrative expense fees                                            4                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
    Total expenses                                                      45                 -                 -                 -
                                                            --------------    --------------    --------------    --------------
           Total expenses                                            3,065           118,526           172,959           105,732
                                                            --------------    --------------    --------------    --------------
    Net investment income (loss)                                    (3,065)          (37,911)          427,398           (97,745)
                                                            --------------    --------------    --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -                 -                 -                 -
  Net realized gain (loss) from sales of investments                 7,089          (351,851)         (223,366)       (1,264,272)
                                                            --------------    --------------    --------------    --------------
    Net realized gain (loss)                                         7,089          (351,851)         (223,366)       (1,264,272)
  Net unrealized gain (loss)                                        11,886        (1,861,813)         (951,611)       (2,317,229)
                                                            --------------    --------------    --------------    --------------
    Net realized and unrealized gain (loss)                         18,975        (2,213,664)       (1,174,977)       (3,581,501)
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations   $       15,910    $   (2,251,575)   $     (747,579)   $   (3,679,246)
                                                            ==============    ==============    ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                 SVS
                                                                DREMAN
                                                              FINANCIAL           T. ROWE
                                                               SERVICES            PRICE
                                                              SERIES II        INTERNATIONAL
                                                               CLASS A             STOCK
                                                            --------------    --------------
INVESTMENT INCOME:
  Dividends                                                 $       73,512    $      812,555
                                                            --------------    --------------
EXPENSES:
ALLMERICA SELECT RESOURCE, ALLMERICA RESOURCE II,
  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD:
  Mortality and expense risk fees                                  104,371           910,893
  Administrative expense fees                                       12,524           109,308
                                                            --------------    --------------
    Total expenses                                                 116,895         1,020,201
                                                            --------------    --------------
ALLMERICA SELECT ACCLAIM:
  Mortality and expense risk fees                                   24,855           119,172
  Administrative expense fees                                        3,107            14,897
                                                            --------------    --------------
    Total expenses                                                  27,962           134,069
                                                            --------------    --------------
ALLMERICA OPTIM-L:
  Mortality and expense risk fees                                        -                 -
  Administrative expense fees                                            -                 -
                                                            --------------    --------------
    Total expenses                                                       -                 -
                                                            --------------    --------------
           Total expenses                                          144,857         1,154,270
                                                            --------------    --------------
    Net investment income (loss)                                   (71,345)         (341,715)
                                                            --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -            81,256
  Net realized gain (loss) from sales of investments              (234,715)       (6,689,882)
                                                            --------------    --------------
    Net realized gain (loss)                                      (234,715)       (6,608,626)
  Net unrealized gain (loss)                                      (904,902)      (10,875,949)
                                                            --------------    --------------
    Net realized and unrealized gain (loss)                     (1,139,617)      (17,484,575)
                                                            --------------    --------------
    Net increase (decrease) in net assets from operations   $   (1,210,962)   $  (17,826,290)
                                                            ==============    ==============

* For the period 5/1/02 to 12/31/02.
* * For the period 9/3/02 to 12/31/02.
(a) Name changed. See Note 1.


The accompanying notes are an integral part of these financial statements.

ALLMERICA SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            AIT
                                                                  AIT                      EQUITY                      AIT
                                                                 CORE                      INDEX                   GOVERNMENT
                                                                EQUITY                 SERVICE SHARES                 BOND
                                                            SERVICE SHARES                                        SERVICE SHARES
                                                                PERIOD            YEAR ENDED DECEMBER 31,            PERIOD
                                                             FROM 5/1/02*     --------------------------------    FROM 5/1/02*
                                                              TO 12/31/02           2002              2001          TO 12/31/02
                                                            --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                            $         (640)   $      (13,623)   $      (14,026)   $      594,696
    Net realized gain (loss)                                        28,757          (699,096)         (287,066)           73,177
    Net unrealized gain (loss)                                     (41,210)       (6,541,661)         (490,260)          434,357
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from operations          (13,093)       (7,254,380)         (791,352)        1,102,230
                                                            --------------    --------------    --------------    --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                          745,660        17,574,727         9,808,215         5,483,396
    Withdrawals                                                    (54,909)       (2,469,919)         (371,420)      (11,545,120)
    Contract benefits                                                    -          (678,154)         (169,797)          (84,215)
    Contract charges                                                (1,263)          (49,808)          (11,879)          (26,898)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    1,085,834         2,658,492         4,201,967        27,085,934
    Other transfers from (to) the General Account                  340,245         4,121,007         2,246,157        47,449,126
    Net increase (decrease) in investment by Sponsor                 4,310             2,000            (1,926)            1,813
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net
        assets from contract transactions                        2,119,877        21,158,345        15,701,317        68,364,036
                                                            --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                        2,106,784        13,903,965        14,909,965        69,466,266

NET ASSETS:
  Beginning of year                                                      -        16,007,212         1,097,247                 -
                                                            --------------    --------------    --------------    --------------
  End of year                                               $    2,106,784    $   29,911,177    $   16,007,212    $   69,466,266
                                                            ==============    ==============    ==============    ==============

                                                                            AIT
                                                                       MONEY MARKET
                                                                      SERVICE SHARES

                                                                  YEAR ENDED DECEMBER 31,
                                                            ----------------------------------
                                                                  2002               2001
                                                            ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                            $       587,472    $     5,552,334
    Net realized gain (loss)                                              -                  -
    Net unrealized gain (loss)                                            -                  -
                                                            ---------------    ---------------
    Net increase (decrease) in net assets from operations           587,472          5,552,334
                                                            ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                       133,781,959        114,966,200
    Withdrawals                                                (167,418,416)       (80,093,802)
    Contract benefits                                            (9,169,270)        (6,717,217)
    Contract charges                                               (324,459)          (158,930)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    14,402,929         25,742,593
    Other transfers from (to) the General Account                80,038,627         (1,455,337)
    Net increase (decrease) in investment by Sponsor                  2,000             (2,044)
                                                            ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        51,313,370         52,281,463
                                                            ---------------    ---------------
    Net increase (decrease) in net assets                        51,900,842         57,833,797

NET ASSETS:
  Beginning of year                                             237,539,210        179,705,413
                                                            ---------------    ---------------
  End of year                                               $   289,440,052    $   237,539,210
                                                            ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                           AIT                                   AIT
                                                                         SELECT                                SELECT
                                                                       AGGRESSIVE                              CAPITAL
                                                                         GROWTH                             APPRECIATION
                                                                     SERVICE SHARES                        SERVICE SHARES

                                                                 YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                           ----------------------------------    ----------------------------------
                                                                 2002               2001               2002              2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $    (1,721,759)   $    (2,823,570)   $    (1,764,809)   $    (2,253,129)
    Net realized gain (loss)                                   (41,677,003)       (24,395,593)        (4,907,347)        12,330,610
    Net unrealized gain (loss)                                  (1,599,017)       (31,511,467)       (27,489,496)       (16,870,771)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations      (44,997,779)       (58,730,630)       (34,161,652)        (6,793,290)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        2,800,354         10,851,832          7,570,866         11,012,729
    Withdrawals                                                (19,066,015)       (20,289,967)       (16,072,605)       (12,262,301)
    Contract benefits                                           (2,715,446)        (3,579,659)        (3,148,576)        (3,558,784)
    Contract charges                                              (120,121)          (149,698)          (120,764)          (114,604)
    Transfers between sub-accounts
        (including Separate Account GPA), net                  (18,170,930)       (17,927,028)       (11,389,492)       (16,161,623)
    Other transfers from (to) the General Account               (2,926,489)         2,244,040         (1,156,997)          (846,920)
    Net increase (decrease) in investment by Sponsor                 2,000             (1,829)             2,000             (2,108)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                      (40,196,647)       (28,852,309)       (24,315,568)       (21,933,611)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                      (85,194,426)       (87,582,939)       (58,477,220)       (28,726,901)

NET ASSETS:
  Beginning of year                                            169,132,430        256,715,369        154,223,560        182,950,461
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $    83,938,004    $   169,132,430    $    95,746,340    $   154,223,560
                                                           ===============    ===============    ===============    ===============

                                                                           AIT
                                                                          SELECT
                                                                         EMERGING
                                                                         MARKETS
                                                                      SERVICE SHARES

                                                                 YEAR ENDED DECEMBER 31,
                                                           ----------------------------------
                                                                 2002              2001
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $      (216,626)   $      (291,586)
    Net realized gain (loss)                                    (1,087,438)        (5,071,198)
    Net unrealized gain (loss)                                  (1,676,902)         3,220,166
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations       (2,980,966)        (2,142,618)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        3,934,432          3,955,952
    Withdrawals                                                 (2,388,157)        (1,264,681)
    Contract benefits                                             (526,692)          (447,310)
    Contract charges                                               (30,319)           (22,665)
    Transfers between sub-accounts
        (including Separate Account GPA), net                      229,501         (1,317,883)
    Other transfers from (to) the General Account                 (572,457)           145,045
    Net increase (decrease) in investment by Sponsor                 2,000             (1,869)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                          648,308          1,046,589
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                       (2,332,658)        (1,096,029)

NET ASSETS:
  Beginning of year                                             20,315,366         21,411,395
                                                           ---------------    ---------------
  End of year                                              $    17,982,708    $    20,315,366
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                      AIT SELECT                                AIT
                                                                     SELECT GROWTH                             SELECT
                                                                      AND INCOME                               GROWTH
                                                                    SERVICE SHARES                         SERVICE SHARES

                                                                YEAR ENDED DECEMBER 31,                YEAR ENDED DECEMBER 31,
                                                           ----------------------------------    ----------------------------------
                                                                 2002              2001                2002               2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $    (1,533,879)   $    (2,719,426)   $    (2,327,392)   $    (4,120,755)
    Net realized gain (loss)                                   (31,961,441)       (11,661,994)       (29,084,014)         6,477,730
    Net unrealized gain (loss)                                 (32,894,330)       (32,868,897)       (34,419,267)      (100,066,359)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations      (66,389,650)       (47,250,317)       (65,830,673)       (97,709,384)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        4,358,778         19,753,410         15,367,844         12,207,744
    Withdrawals                                                (28,926,652)       (30,895,518)       (27,805,692)       (28,711,221)
    Contract benefits                                           (7,571,344)        (8,248,147)        (6,020,153)        (6,579,885)
    Contract charges                                              (172,976)          (195,392)          (139,202)          (134,904)
    Transfers between sub-accounts
        (including Separate Account GPA), net                  (21,557,410)       (24,646,952)       (19,179,626)       (26,262,455)
    Other transfers from (to) the General Account               (4,591,436)         2,832,741         (3,664,749)        (2,481,598)
    Net increase (decrease) in investment by Sponsor                 2,000             (1,944)             2,000             (1,738)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                      (58,459,040)       (41,401,802)       (41,439,578)       (51,964,057)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                     (124,848,690)       (88,652,119)      (107,270,251)      (149,673,441)

NET ASSETS:
  Beginning of year                                            274,266,505        362,918,624        242,308,493        391,981,934
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $   149,417,815    $   274,266,505    $   135,038,242    $   242,308,493
                                                           ===============    ===============    ===============    ===============

                                                                           AIT
                                                                          SELECT
                                                                      INTERNATIONAL
                                                                          EQUITY
                                                                      SERVICE SHARES

                                                                 YEAR ENDED DECEMBER 31,
                                                           ---------------------------------
                                                                 2002               2001
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       268,096    $       213,502
    Net realized gain (loss)                                   (17,815,114)       (40,893,459)
    Net unrealized gain (loss)                                 (12,722,402)        (5,886,869)
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations      (30,269,420)       (46,566,826)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                       16,183,308         19,922,666
    Withdrawals                                                (21,405,326)       (18,008,606)
    Contract benefits                                           (3,970,201)        (4,007,719)
    Contract charges                                              (134,658)          (121,406)
    Transfers between sub-accounts
        (including Separate Account GPA), net                   (9,358,175)       (21,702,014)
    Other transfers from (to) the General Account               (1,475,059)        (2,080,228)
    Net increase (decrease) in investment by Sponsor                 2,000             (1,870)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                      (20,158,111)       (25,999,177)
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                      (50,427,531)       (72,566,003)

NET ASSETS:
  Beginning of year                                            158,277,262        230,843,265
                                                           ---------------    ---------------
  End of year                                              $   107,849,731    $   158,277,262
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                         AIT
                                                                        SELECT                                   AIT
                                                                      INVESTMENT                               SELECT
                                                                     GRADE INCOME                         STRATEGIC GROWTH
                                                                    SERVICE SHARES                         SERVICE SHARES

                                                                 YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                           ----------------------------------    ----------------------------------
                                                                 2002               2001               2002               2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $     8,850,180    $     8,283,049    $      (214,374)   $      (297,092)
    Net realized gain (loss)                                       617,730             66,517         (6,647,900)        (2,843,210)
    Net unrealized gain (loss)                                   4,996,800          2,758,954         (3,739,101)        (4,801,518)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations       14,464,710         11,108,520        (10,601,375)        (7,941,820)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                       50,905,843         41,698,714          1,644,393          4,565,133
    Withdrawals                                                (44,603,892)       (17,993,327)        (1,594,860)        (1,285,292)
    Contract benefits                                           (5,024,345)        (4,228,792)          (235,299)          (602,646)
    Contract charges                                              (260,092)          (131,755)           (21,532)           (21,731)
    Transfers between sub-accounts
        (including Separate Account GPA), net                  (15,622,484)         7,165,569            887,580            560,683
    Other transfers from (to) the General Account               16,674,277          2,755,383           (216,928)         1,570,948
    Net increase (decrease) in investment by Sponsor                 2,000             (2,085)             2,000             (1,672)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        2,071,307         29,263,707            465,354          4,785,423
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                       16,536,017         40,372,227        (10,136,021)        (3,156,397)

NET ASSETS:
  Beginning of year                                            207,032,096        166,659,869         21,585,108         24,741,505
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $   223,568,113    $   207,032,096    $    11,449,087    $    21,585,108
                                                           ===============    ===============    ===============    ===============

                                                                           AIT
                                                                          SELECT
                                                                     STRATEGIC INCOME
                                                                      SERVICE SHARES

                                                                 YEAR ENDED DECEMBER 31,
                                                           ---------------------------------
                                                               12/31/02           12/31/01
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       916,608    $       177,027
    Net realized gain (loss)                                       977,451            283,116
    Net unrealized gain (loss)                                   1,451,152           (401,879)
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations        3,345,211             58,264
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                       25,883,493          8,367,813
    Withdrawals                                                 (6,655,785)          (301,774)
    Contract benefits                                             (916,345)           (54,468)
    Contract charges                                               (72,861)            (7,568)
    Transfers between sub-accounts
        (including Separate Account GPA), net                   11,467,529          7,304,501
    Other transfers from (to) the General Account               14,291,599          1,760,489
    Net increase (decrease) in investment by Sponsor                 2,000             (2,093)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                       43,999,630         17,066,900
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                       47,344,841         17,125,164

NET ASSETS:
  Beginning of year                                             17,873,164            748,000
                                                           ---------------    ---------------
  End of year                                              $    65,218,005    $    17,873,164
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                           AIT
                                                                          SELECT                               AIM V.I.
                                                                    VALUE OPPORTUNITY                         AGGRESSIVE
                                                                      SERVICE SHARES                       GROWTH SERIES I

                                                                 YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                           ----------------------------------    ----------------------------------
                                                                 2002               2001               2002               2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $      (880,808)   $      (870,235)   $      (186,095)   $       (84,095)
    Net realized gain (loss)                                     5,578,299         14,102,380           (385,191)        (1,111,491)
    Net unrealized gain (loss)                                 (28,666,023)        (2,104,084)        (3,196,725)            36,922
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations      (23,968,532)        11,128,061         (3,768,011)        (1,158,664)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                       11,964,213         18,931,741          8,336,799          4,824,891
    Withdrawals                                                (13,336,111)        (7,208,452)        (1,048,181)          (872,774)
    Contract benefits                                           (2,620,916)        (2,775,570)          (262,914)          (133,425)
    Contract charges                                              (130,450)          (102,316)           (24,896)            (9,992)
    Transfers between sub-accounts
        (including Separate Account GPA), net                   (4,357,788)         9,405,367            301,671          3,040,488
    Other transfers from (to) the General Account                 (168,192)           409,458            689,680          1,111,188
    Net increase (decrease) in investment by Sponsor                 2,000             (2,433)                 -             (1,702)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                       (8,647,244)        18,657,795          7,992,159          7,958,674
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                      (32,615,776)        29,785,856          4,224,148          6,800,010

NET ASSETS:
  Beginning of year                                            123,934,771         94,148,915          9,477,632          2,677,622
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $    91,318,995    $   123,934,771    $    13,701,780    $     9,477,632
                                                           ===============    ===============    ===============    ===============

                                                                         AIM V.I.
                                                                        BLUE CHIP
                                                                         SERIES I

                                                                 YEAR ENDED DECEMBER 31,
                                                           ----------------------------------
                                                                 2002               2001
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $      (249,942)   $      (123,810)
    Net realized gain (loss)                                    (1,545,412)          (618,240)
    Net unrealized gain (loss)                                  (4,183,198)        (1,151,126)
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations       (5,978,552)        (1,893,176)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        6,814,296         10,015,393
    Withdrawals                                                 (1,800,305)          (399,523)
    Contract benefits                                             (508,177)           (92,778)
    Contract charges                                               (36,397)           (16,021)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    1,991,804          1,982,345
    Other transfers from (to) the General Account                  780,883          2,531,249
    Net increase (decrease) in investment by Sponsor                     -             (1,781)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        7,242,104         14,018,884
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                        1,263,552         12,125,708

NET ASSETS:
  Beginning of year                                             14,542,247          2,416,539
                                                           ---------------    ---------------
  End of year                                              $    15,805,799    $    14,542,247
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                         AIM V.I.                    AIM V.I.           AIM V.I.
                                                                         PREMIER                    AGGRESSIVE           BASIC
                                                                   EQUITY SERIES I (a)                GROWTH             VALUE
                                                                                                     SERIES II         SERIES II
                                                                 YEAR ENDED DECEMBER 31,              PERIOD            PERIOD
                                                           ----------------------------------      FROM 9/3/02*       FROM 5/1/02*
                                                                 2002               2001           TO 12/31/02        TO 12/31/02
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $      (251,447)   $      (142,896)   $           (12)   $       (29,148)
    Net realized gain (loss)                                    (2,504,222)          (176,233)                 -           (127,494)
    Net unrealized gain (loss)                                  (6,804,762)          (813,715)                49           (159,824)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations       (9,560,431)        (1,132,844)                37           (316,466)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        8,135,866         13,959,684                  -          2,605,132
    Withdrawals                                                 (2,002,411)          (650,775)                 -           (378,460)
    Contract benefits                                             (658,488)          (261,957)                 -            (14,080)
    Contract charges                                               (46,403)           (18,903)                 -             (4,711)
    Transfers between sub-accounts
        (including Separate Account GPA), net                   (1,009,515)         5,890,528                  -          4,246,591
    Other transfers from (to) the General Account                  986,312          3,854,115                  -          1,111,247
    Net increase (decrease) in investment by Sponsor                     -             (1,951)             2,000              2,786
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        5,405,361         22,770,741              2,000          7,568,505
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                       (4,155,070)        21,637,897              2,037          7,252,039

NET ASSETS:
  Beginning of year                                             23,897,776          2,259,879                  -                  -
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $    19,742,706    $    23,897,776    $         2,037    $     7,252,039
                                                           ===============    ===============    ===============    ===============

                                                                                 AIM V.I.
                                                                AIM V.I.          CAPITAL
                                                               BLUE CHIP       DEVELOPMENT
                                                               SERIES II        SERIES II
                                                                PERIOD            PERIOD
                                                             FROM 9/3/02*      FROM 5/1/02*
                                                              TO 12/31/02      TO 12/31/02
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $           (12)   $        (2,064)
    Net realized gain (loss)                                             -             (2,459)
    Net unrealized gain (loss)                                         (15)           (23,818)
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations              (27)           (28,341)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                                -            143,895
    Withdrawals                                                          -             (7,692)
    Contract benefits                                                    -                  -
    Contract charges                                                     -               (289)
    Transfers between sub-accounts
        (including Separate Account GPA), net                            -            152,957
    Other transfers from (to) the General Account                        -            111,361
    Net increase (decrease) in investment by Sponsor                 2,000              6,000
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                            2,000            406,232
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                            1,973            377,891

NET ASSETS:
  Beginning of year                                                      -                  -
                                                           ---------------    ---------------
  End of year                                              $         1,973    $       377,891
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                          ALLIANCE                     ALLIANCE-
                                                              AIM V.I.                 PREMIER GROWTH                  BERNSTEIN
                                                           PREMIER EQUITY                  CLASS A                  SMALL CAP VALUE
                                                             SERIES II                                                  CLASS B
                                                               PERIOD              YEAR ENDED DECEMBER 31,              PERIOD
                                                            FROM 9/3/02*      ----------------------------------     FROM 5/1/02*
                                                            TO 12/31/02            2002                2001           TO 12/31/02
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $            (4)   $      (592,661)   $      (640,731)   $       (14,251)
    Net realized gain (loss)                                             -         (6,288,444)          (228,300)          (166,759)
    Net unrealized gain (loss)                                         (20)        (9,876,667)        (8,812,245)           (25,930)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations              (24)       (16,757,772)        (9,681,276)          (206,940)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                                -          9,606,344         14,882,352            771,073
    Withdrawals                                                          -         (3,066,889)        (2,007,213)          (220,313)
    Contract benefits                                                    -           (883,795)          (949,966)                 -
    Contract charges                                                     -           (106,617)          (112,884)            (1,943)
    Transfers between sub-accounts
        (including Separate Account GPA), net                            -         (3,629,748)          (508,594)         1,747,691
    Other transfers from (to) the General Account                        -            346,809         (1,715,685)           744,951
    Net increase (decrease) in investment by Sponsor                 2,001                  -                  -              2,645
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                            2,001          2,266,104          9,588,010          3,044,104
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                            1,977        (14,491,668)           (93,266)         2,837,164

NET ASSETS:
  Beginning of year                                                      -         48,202,917         48,296,183                  -
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $         1,977    $    33,711,249    $    48,202,917    $     2,837,164
                                                           ===============    ===============    ===============    ===============

                                                               ALLIANCE-
                                                               BERNSTEIN
                                                                VALUE
                                                               CLASS B
                                                                PERIOD
                                                             FROM 5/1/02*
                                                             TO 12/31/02
                                                           ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       (10,376)
    Net realized gain (loss)                                        (6,777)
    Net unrealized gain (loss)                                     (17,226)
                                                           ---------------
    Net increase (decrease) in net assets from operations          (34,379)
                                                           ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                          558,842
    Withdrawals                                                   (152,539)
    Contract benefits                                                    -
    Contract charges                                                (1,234)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    1,764,448
    Other transfers from (to) the General Account                  440,891
    Net increase (decrease) in investment by Sponsor                 2,581
                                                           ---------------
    Net increase (decrease) in net
        assets from contract transactions                        2,612,989
                                                           ---------------
    Net increase (decrease) in net assets                        2,578,610

NET ASSETS:
  Beginning of year                                                      -
                                                           ---------------
  End of year                                              $     2,578,610
                                                           ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                         ALLIANCE                            ALLIANCE
                                                                          GROWTH                              PREMIER
                                                                    AND INCOME CLASS B                    GROWTH CLASS B

                                                                 YEAR ENDED DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                                           ----------------------------------    ----------------------------------
                                                                 2002               2001              2002               2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $      (679,768)   $      (239,485)   $      (199,015)   $       (65,158)
    Net realized gain (loss)                                      (867,845)           620,405           (786,081)           (48,143)
    Net unrealized gain (loss)                                 (22,171,393)          (938,156)        (4,513,470)          (453,243)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations      (23,719,006)          (557,236)        (5,498,566)          (566,544)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                       41,935,323         29,286,998          8,048,890          5,324,720
    Withdrawals                                                 (7,657,194)        (1,035,409)        (1,339,585)          (297,741)
    Contract benefits                                           (1,460,678)          (311,897)          (352,827)           (58,755)
    Contract charges                                              (150,568)           (37,139)           (22,146)            (4,545)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    7,688,338         18,368,042          2,234,254          6,023,973
    Other transfers from (to) the General Account                6,423,929          8,278,571          1,374,369            410,283
    Net increase (decrease) in investment by Sponsor                 2,000             (2,292)             2,000             (1,965)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                       46,781,150         54,546,874          9,944,955         11,395,970
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                       23,062,144         53,989,638          4,446,389         10,829,426

NET ASSETS:
  Beginning of year                                             57,587,077          3,597,439         10,848,399             18,973
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $    80,649,221    $    57,587,077    $    15,294,788    $    10,848,399
                                                           ===============    ===============    ===============    ===============

                                                              ALLIANCE
                                                             TECHNOLOGY
                                                              CLASS B
                                                               PERIOD
                                                            FROM 5/1/02*
                                                            TO 12/31/02
                                                           ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $        (1,953)
    Net realized gain (loss)                                        (5,494)
    Net unrealized gain (loss)                                     (17,942)
                                                           ---------------
    Net increase (decrease) in net assets from operations          (25,389)
                                                           ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                          163,595
    Withdrawals                                                    (25,030)
    Contract benefits                                                    -
    Contract charges                                                  (338)
    Transfers between sub-accounts
        (including Separate Account GPA), net                      167,839
    Other transfers from (to) the General Account                   55,754
    Net increase (decrease) in investment by Sponsor                 4,582
                                                           ---------------
    Net increase (decrease) in net
        assets from contract transactions                          366,402
                                                           ---------------
    Net increase (decrease) in net assets                          341,013

NET ASSETS:
  Beginning of year                                                      -
                                                           ---------------
  End of year                                              $       341,013
                                                           ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                         DEUTSCHE                              DEUTSCHE
                                                                  VIT EAFE EQUITY INDEX                  VIT SMALL CAP INDEX

                                                                 YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                           ----------------------------------    ----------------------------------
                                                                 2002               2001               2002               2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $        (6,409)   $       (23,610)   $       (48,196)   $         8,402
    Net realized gain (loss)                                      (571,162)           512,135         (2,221,021)            62,352
    Net unrealized gain (loss)                                    (138,070)           (20,555)          (477,022)             2,769
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations         (715,641)           467,970         (2,746,239)            73,523
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        1,582,134            830,432          3,525,347          2,606,408
    Withdrawals                                                   (236,736)           (93,769)          (767,236)           (32,545)
    Contract benefits                                              (98,824)                 -           (117,031)           (18,916)
    Contract charges                                                (6,233)            (1,012)           (13,358)              (867)
    Transfers between sub-accounts
        (including Separate Account GPA), net                      976,760          2,624,382          2,664,273            258,945
    Other transfers from (to) the General Account                   83,457         (2,925,188)         1,929,984          1,036,501
    Net increase (decrease) in investment by Sponsor                (1,474)                 -                  -             (4,007)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        2,299,084            434,845          7,221,979          3,845,519
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                        1,583,443            902,815          4,475,740          3,919,042

NET ASSETS:
  Beginning of year                                              1,798,847            896,032          4,006,192             87,150
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $     3,382,290    $     1,798,847    $     8,481,932    $     4,006,192
                                                           ===============    ===============    ===============    ===============

                                                                EATON VANCE VT FLOATING-
                                                                      RATE INCOME
                                                                                  PERIOD
                                                              YEAR ENDED       FROM 5/1/01*
                                                               12/31/02         TO 12/31/01
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $      (180,014)   $          (610)
    Net realized gain (loss)                                        (2,879)                 -
    Net unrealized gain (loss)                                      15,751                  -
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations         (167,142)              (610)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        9,100,688          7,849,346
    Withdrawals                                                 (3,572,030)          (587,167)
    Contract benefits                                             (393,380)                 -
    Contract charges                                               (28,682)            (3,657)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    4,886,476          1,984,878
    Other transfers from (to) the General Account                6,806,409           (100,755)
    Net increase (decrease) in investment by Sponsor                     -                (13)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                       16,799,481          9,142,632
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                       16,632,339          9,142,022

NET ASSETS:
  Beginning of year                                              9,142,022                  -
                                                           ---------------    ---------------
  End of year                                              $    25,774,361    $     9,142,022
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                          FIDELITY VIP
                                                                EATON VANCE VT WORLDWIDE                 EQUITY- INCOME
                                                                    HEALTH SCIENCES
                                                                                  PERIOD              YEAR ENDED DECEMBER 31,
                                                              YEAR ENDED       FROM 5/1/01*      ----------------------------------
                                                              12/31/02          TO 12/31/01           2002              2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $      (162,843)   $       (18,129)   $       743,644    $       835,567
    Net realized gain (loss)                                      (918,504)             4,507         (3,478,072)        11,309,234
    Net unrealized gain (loss)                                  (3,126,154)           466,307        (40,641,105)       (28,738,538)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations       (4,207,501)           452,685        (43,375,533)       (16,593,737)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        6,888,773          4,765,938         22,024,620         24,042,406
    Withdrawals                                                 (1,549,174)           (43,568)       (26,243,935)       (19,163,797)
    Contract benefits                                             (276,636)                 -         (6,437,664)        (7,978,840)
    Contract charges                                               (24,311)            (1,984)          (201,012)          (157,626)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    2,067,307          1,574,459         (9,011,980)        (7,095,817)
    Other transfers from (to) the General Account                1,922,898            389,878         (2,021,358)         4,343,900
    Net increase (decrease) in investment by Sponsor                     -               (219)                 -                  -
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        9,028,857          6,684,504        (21,891,329)        (6,009,774)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                        4,821,356          7,137,189        (65,266,862)       (22,603,511)

NET ASSETS:
  Beginning of year                                              7,137,189                  -        234,329,559        256,933,070
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $    11,958,545    $     7,137,189    $   169,062,697    $   234,329,559
                                                           ===============    ===============    ===============    ===============

                                                                         FIDELITY
                                                                        VIP GROWTH

                                                                 YEAR ENDED DECEMBER 31,
                                                           ----------------------------------
                                                                 2002               2001
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $    (1,853,967)   $    (3,264,977)
    Net realized gain (loss)                                   (23,936,719)         9,421,782
    Net unrealized gain (loss)                                 (36,953,049)       (64,005,977)
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations      (62,743,735)       (57,849,172)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        6,720,654         17,316,833
    Withdrawals                                                (20,235,063)       (18,194,671)
    Contract benefits                                           (4,560,805)        (6,463,303)
    Contract charges                                              (167,763)          (193,892)
    Transfers between sub-accounts
        (including Separate Account GPA), net                  (16,604,504)       (24,977,726)
    Other transfers from (to) the General Account               (2,856,547)        (4,412,472)
    Net increase (decrease) in investment by Sponsor                     -                  -
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                      (37,704,028)       (36,925,231)
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                     (100,447,763)       (94,774,403)

NET ASSETS:
  Beginning of year                                            216,695,906        311,470,309
                                                           ---------------    ---------------
  End of year                                              $   116,248,143    $   216,695,906
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                              FIDELITY
                                                                         FIDELITY                            VIP EQUITY-
                                                                           VIP                                 INCOME
                                                                           HIGH                                SERVICE
                                                                          INCOME                               CLASS 2

                                                                 YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                           ----------------------------------    ----------------------------------
                                                                 2002               2001               2002               2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $     9,166,607    $    12,183,366    $       (79,483)   $       (19,502)
    Net realized gain (loss)                                   (30,521,557)       (28,960,065)           (44,096)           (38,171)
    Net unrealized gain (loss)                                  22,837,496          2,264,574         (2,951,560)            (1,591)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations        1,482,546        (14,512,125)        (3,075,139)           (59,264)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                       11,486,584         15,838,256         13,344,609          4,444,554
    Withdrawals                                                (17,458,029)        (8,846,557)        (1,114,341)           (90,707)
    Contract benefits                                           (2,141,227)        (2,937,580)          (360,070)           (43,033)
    Contract charges                                              (101,710)           (75,032)           (31,922)            (2,921)
    Transfers between sub-accounts
        (including Separate Account GPA), net                  (10,902,120)           907,535          1,362,586            296,859
    Other transfers from (to) the General Account                5,704,439           (353,877)         1,363,397            374,345
    Net increase (decrease) in investment by Sponsor                     -                  -              2,000             (2,141)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                      (13,412,063)         4,532,745         14,566,259          4,976,956
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                      (11,929,517)        (9,979,380)        11,491,120          4,917,692

NET ASSETS:
  Beginning of year                                             99,297,634        109,277,014          4,945,276             27,584
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $    87,368,117    $    99,297,634    $    16,436,396    $     4,945,276
                                                           ===============    ===============    ===============    ===============

                                                                         FIDELITY
                                                                       VIP GROWTH
                                                                     SERVICE CLASS 2

                                                                 YEAR ENDED DECEMBER 31,
                                                           ----------------------------------
                                                                 2002               2001
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       (62,752)   $       (26,512)
    Net realized gain (loss)                                      (310,533)           (44,592)
    Net unrealized gain (loss)                                  (1,490,509)          (185,949)
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations       (1,863,794)          (257,053)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        4,076,905          3,610,629
    Withdrawals                                                   (270,356)           (57,623)
    Contract benefits                                              (19,745)           (91,364)
    Contract charges                                               (12,552)            (3,752)
    Transfers between sub-accounts
        (including Separate Account GPA), net                     (486,532)           114,348
    Other transfers from (to) the General Account                  528,964            203,073
    Net increase (decrease) in investment by Sponsor                 2,000             (1,842)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        3,818,684          3,773,469
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                        1,954,890          3,516,416

NET ASSETS:
  Beginning of year                                              3,526,173              9,757
                                                           ---------------    ---------------
  End of year                                              $     5,481,063    $     3,526,173
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                         FIDELITY
                                                                         VIP HIGH
                                                                      INCOME SERVICE                          FIDELITY
                                                                         CLASS 2                         VIP II CONTRAFUND

                                                                 YEAR ENDED DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                                           ----------------------------------    ----------------------------------
                                                                 2002               2001              2002               2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       236,674    $         1,896    $      (148,740)   $       (66,889)
    Net realized gain (loss)                                      (328,953)           (35,129)        (1,009,392)          (199,985)
    Net unrealized gain (loss)                                     380,532           (168,826)        (1,537,058)          (123,136)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations          288,253           (202,059)        (2,695,190)          (390,010)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        5,161,954          2,192,572          6,461,987          9,737,305
    Withdrawals                                                   (548,442)           (62,503)        (2,142,703)          (276,265)
    Contract benefits                                              (96,040)           (27,609)          (329,064)           (22,591)
    Contract charges                                               (13,861)            (2,047)           (31,395)            (8,992)
    Transfers between sub-accounts
        (including Separate Account GPA), net                      875,563            616,281          4,576,837          2,585,378
    Other transfers from (to) the General Account                1,575,691              3,704          1,533,670         (1,998,592)
    Net increase (decrease) in investment by Sponsor                     -             (1,870)                 -                  -
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        6,954,865          2,718,528         10,069,332         10,016,243
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                        7,243,118          2,516,469          7,374,142          9,626,233

NET ASSETS:
  Beginning of year                                              2,530,258             13,789         13,981,258          4,355,025
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $     9,773,376    $     2,530,258    $    21,355,400    $    13,981,258
                                                           ===============    ===============    ===============    ===============

                                                                    FIDELITY VIP II
                                                                  CONTRAFUND SERVICE
                                                                        CLASS 2

                                                                YEAR ENDED DECEMBER 31,
                                                           --------------------------------
                                                                2002               2001
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       (57,189)   $        (8,668)
    Net realized gain (loss)                                       (77,881)            (5,190)
    Net unrealized gain (loss)                                    (650,096)             2,220
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations         (785,166)           (11,638)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        5,128,548          1,716,736
    Withdrawals                                                   (394,789)           (13,551)
    Contract benefits                                              (93,726)           (20,267)
    Contract charges                                               (12,734)            (1,236)
    Transfers between sub-accounts
        (including Separate Account GPA), net                      992,313            135,200
    Other transfers from (to) the General Account                  670,306            136,141
    Net increase (decrease) in investment by Sponsor                 2,000             (1,877)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        6,291,918          1,951,146
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                        5,506,752          1,939,508

NET ASSETS:
  Beginning of year                                              1,958,501             18,993
                                                           ---------------    ---------------
  End of year                                              $     7,465,253    $     1,958,501
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                         FIDELITY                              FIDELITY
                                                                     VIP III GROWTH                            VIP III
                                                                        & INCOME                               MID CAP

                                                                 YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                           ----------------------------------    ----------------------------------
                                                                 2002               2001               2002               2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       (34,083)   $       (31,581)   $      (231,933)   $      (138,453)
    Net realized gain (loss)                                    (1,049,777)          (287,887)        (1,685,818)          (113,553)
    Net unrealized gain (loss)                                  (1,533,160)            10,278         (2,503,174)           650,821
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations       (2,617,020)          (309,190)        (4,420,925)           398,815
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        4,492,604          5,397,911          8,565,187         11,465,934
    Withdrawals                                                 (1,207,418)          (327,815)        (2,825,652)          (564,457)
    Contract benefits                                             (300,886)          (123,244)          (548,546)           (71,445)
    Contract charges                                               (19,877)            (8,250)           (52,234)           (14,511)
    Transfers between sub-accounts
        (including Separate Account GPA), net                   (2,241,751)         5,438,700          7,912,219          5,581,925
    Other transfers from (to) the General Account                 (398,770)         1,067,402          3,746,070           (516,702)
    Net increase (decrease) in investment by Sponsor                     -                  -                  -                  -
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                          323,902         11,444,704         16,797,044         15,880,744
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                       (2,293,118)        11,135,514         12,376,119         16,279,559

NET ASSETS:
  Beginning of year                                             12,584,702          1,449,188         19,326,191          3,046,632
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $    10,291,584    $    12,584,702    $    31,702,310    $    19,326,191
                                                           ===============    ===============    ===============    ===============

                                                                    FIDELITY VIP III
                                                                     GROWTH & INCOME
                                                                         SERVICE
                                                                         CLASS 2

                                                                 YEAR ENDED DECEMBER 31,
                                                           ----------------------------------
                                                                 2002              2001
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       (15,651)   $        (7,583)
    Net realized gain (loss)                                      (126,397)               761
    Net unrealized gain (loss)                                    (442,407)             4,752
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations         (584,455)            (2,070)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        2,411,816            998,943
    Withdrawals                                                   (250,998)           (21,714)
    Contract benefits                                             (108,449)                 -
    Contract charges                                                (6,267)              (908)
    Transfers between sub-accounts
        (including Separate Account GPA), net                       17,561            153,633
    Other transfers from (to) the General Account                  264,463            315,586
    Net increase (decrease) in investment by Sponsor                     -             (1,928)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        2,328,126          1,443,612
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                        1,743,671          1,441,542

NET ASSETS:
  Beginning of year                                              1,455,532             13,990
                                                           ---------------    ---------------
  End of year                                              $     3,199,203          1,455,532
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                        FIDELITY                    FIDELITY             FT VIP
                                                                         VIP III                     VIP III         FRANKLIN LARGE
                                                                         MID CAP                      VALUE            CAP GROWTH
                                                                       SERVICE CLASS 2             STRATEGIES          SECURITIES
                                                                                                 SERVICE CLASS 2        CLASS 2
                                                                 YEAR ENDED DECEMBER 31,             PERIOD              PERIOD
                                                           ----------------------------------     FROM 5/1/02*        FROM 5/1/02*
                                                                 2002               2001           TO 12/31/02        TO 12/31/02
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       (51,628)   $       (14,388)   $        (4,195)   $        (4,009)
    Net realized gain (loss)                                       (41,598)            (9,915)            (9,454)            (6,223)
    Net unrealized gain (loss)                                    (650,848)            97,326            (50,616)           (25,105)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations         (744,074)            73,023            (64,265)           (35,337)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        4,966,991          1,845,066            542,084            223,513
    Withdrawals                                                   (372,892)           (31,591)          (148,647)           (48,331)
    Contract benefits                                             (148,552)           (25,607)                 -                  -
    Contract charges                                               (13,785)            (2,175)            (1,001)              (613)
    Transfers between sub-accounts
        (including Separate Account GPA), net                      689,124            206,371            359,365            769,590
    Other transfers from (to) the General Account                  800,430            241,165            234,173            106,881
    Net increase (decrease) in investment by Sponsor                 2,000             (2,018)             2,792              4,294
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        5,923,316          2,231,211            988,766          1,055,334
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                        5,179,242          2,304,234            924,501          1,019,997

NET ASSETS:
  Beginning of year                                              2,316,675             12,441                  -                  -
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $     7,495,917    $     2,316,675    $       924,501    $     1,019,997
                                                           ===============    ===============    ===============    ===============

                                                                          FT VIP
                                                                      FRANKLIN SMALL
                                                                       CAP CLASS 2

                                                                 YEAR ENDED DECEMBER 31,
                                                           ----------------------------------
                                                                 2002               2001
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $      (182,770)   $       (50,813)
    Net realized gain (loss)                                    (1,772,815)          (575,927)
    Net unrealized gain (loss)                                  (3,708,022)           433,003
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations       (5,663,607)          (193,737)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        7,916,291          6,762,621
    Withdrawals                                                 (1,633,032)          (112,115)
    Contract benefits                                             (338,107)          (141,581)
    Contract charges                                               (30,716)            (6,521)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    5,548,428          1,255,568
    Other transfers from (to) the General Account                1,605,094          1,971,743
    Net increase (decrease) in investment by Sponsor                 2,000             (1,824)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                       13,069,958          9,727,891
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                        7,406,351          9,534,154

NET ASSETS:
  Beginning of year                                             10,445,668            911,514
                                                           ---------------    ---------------
  End of year                                              $    17,852,019    $    10,445,668
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                FT VIP
                                                               FRANKLIN                     FT VIP
                                                                 SMALL                      MUTUAL
                                                              CAP VALUE                     SHARES
                                                              SECURITIES              SECURITIES CLASS 2
                                                               CLASS 2
                                                                PERIOD              YEAR ENDED DECEMBER 31,
                                                             FROM 5/1/02*     ----------------------------------
                                                              TO 12/31/02           2002               2001
                                                           ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       (11,232)   $      (170,045)   $       (23,625)
    Net realized gain (loss)                                      (462,245)          (327,694)           (33,006)
    Net unrealized gain (loss)                                       2,775         (5,426,988)            57,039
                                                           ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations         (470,702)        (5,924,727)               408
                                                           ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        1,061,773         13,267,155         11,432,654
    Withdrawals                                                   (146,311)        (4,833,276)          (824,931)
    Contract benefits                                              (14,197)        (1,003,858)          (221,855)
    Contract charges                                                (2,465)           (60,684)           (15,651)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    1,598,918          4,980,511         12,192,770
    Other transfers from (to) the General Account                  490,425          3,991,599          3,819,062
    Net increase (decrease) in investment by Sponsor                 2,767              2,000             (2,341)
                                                           ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        2,990,910         16,343,447         26,379,708
                                                           ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                        2,520,208         10,418,720         26,380,116

NET ASSETS:
  Beginning of year                                                      -         27,603,937          1,223,821
                                                           ---------------    ---------------    ---------------
  End of year                                              $     2,520,208    $    38,022,657    $    27,603,937
                                                           ===============    ===============    ===============

                                                                FT VIP
                                                              TEMPLETON
                                                               FOREIGN
                                                              SECURITIES
                                                               CLASS 2
                                                               PERIOD
                                                             FROM 5/1/02*
                                                             TO 12/31/02
                                                           ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       (14,383)
    Net realized gain (loss)                                       105,349
    Net unrealized gain (loss)                                     (56,622)
                                                           ---------------
    Net increase (decrease) in net assets from operations           34,344
                                                           ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        1,393,211
    Withdrawals                                                   (197,405)
    Contract benefits                                                    -
    Contract charges                                                (2,064)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    2,337,723
    Other transfers from (to) the General Account                  362,174
    Net increase (decrease) in investment by Sponsor                 2,620
                                                           ---------------
    Net increase (decrease) in net
        assets from contract transactions                        3,896,259
                                                           ---------------
    Net increase (decrease) in net assets                        3,930,603

NET ASSETS:
  Beginning of year                                                      -
                                                           ---------------
  End of year                                              $     3,930,603
                                                           ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                               INVESCO
                                                                         INVESCO                                 VIF
                                                                      VIF DYNAMICS                         HEALTH SCIENCES

                                                                 YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                           ----------------------------------    ----------------------------------
                                                                 2002               2001               2002               2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $      (102,122)   $       (62,394)   $      (165,453)   $       (56,349)
    Net realized gain (loss)                                    (1,375,066)        (1,042,814)          (744,412)           (93,264)
    Net unrealized gain (loss)                                  (1,720,479)           (14,240)        (2,595,088)           (40,829)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations       (3,197,667)        (1,119,448)        (3,504,953)          (190,442)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        2,033,042          3,283,336          4,266,418          5,448,239
    Withdrawals                                                   (555,527)          (223,456)          (899,243)          (252,517)
    Contract benefits                                             (315,253)           (18,477)          (451,060)            (2,694)
    Contract charges                                               (13,578)            (6,731)           (23,553)           (14,128)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    1,620,038          2,720,830            756,267          2,057,780
    Other transfers from (to) the General Account                 (209,031)           605,965            105,479            984,628
    Net increase (decrease) in investment by Sponsor                     -             (1,708)                 -             (1,905)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        2,559,691          6,359,759          3,754,308          8,219,403
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                         (637,976)         5,240,311            249,355          8,028,961

NET ASSETS:
  Beginning of year                                              6,637,452          1,397,141         10,155,002          2,126,041
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $     5,999,476    $     6,637,452    $    10,404,357    $    10,155,002
                                                           ===============    ===============    ===============    ===============

                                                                         JANUS
                                                                         ASPEN
                                                                   AGGRESSIVE GROWTH
                                                                    SERVICE SHARES

                                                                 YEAR ENDED DECEMBER 31,
                                                           ----------------------------------
                                                                 2002               2001
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       (78,262)   $       (64,034)
    Net realized gain (loss)                                      (975,651)        (2,119,713)
    Net unrealized gain (loss)                                    (931,964)          (166,904)
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations       (1,985,877)        (2,350,651)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        1,793,032          3,896,178
    Withdrawals                                                   (453,052)          (157,527)
    Contract benefits                                             (100,154)          (110,561)
    Contract charges                                               (11,106)            (6,831)
    Transfers between sub-accounts
        (including Separate Account GPA), net                   (1,213,011)           545,968
    Other transfers from (to) the General Account                 (245,961)         3,844,416
    Net increase (decrease) in investment by Sponsor                     -             (1,508)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                         (230,252)         8,010,135
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                       (2,216,129)         5,659,484

NET ASSETS:
  Beginning of year                                              6,936,368          1,276,884
                                                           ---------------    ---------------
  End of year                                              $     4,720,239    $     6,936,368
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                                                JANUS
                                                                          JANUS                                 ASPEN
                                                                      ASPEN GROWTH                        GROWTH AND INCOME
                                                                     SERVICE SHARES                        SERVICE SHARES

                                                                 YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                           ----------------------------------    ----------------------------------
                                                                 2002               2001               2002               2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $      (280,178)   $      (103,298)   $      (124,292)   $       (11,244)
    Net realized gain (loss)                                    (1,300,851)          (395,260)          (845,658)          (427,603)
    Net unrealized gain (loss)                                  (5,259,403)        (1,589,611)        (3,167,875)          (315,211)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations       (6,840,432)        (2,088,169)        (4,137,825)          (754,058)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                       15,069,180          9,140,313          4,180,763         10,308,577
    Withdrawals                                                 (1,727,829)          (373,489)        (1,618,206)          (325,909)
    Contract benefits                                             (200,544)           (75,627)          (272,433)          (173,356)
    Contract charges                                               (39,339)           (11,928)           (26,941)           (11,454)
    Transfers between sub-accounts
        (including Separate Account GPA), net                      551,544          2,486,325          2,602,430            749,440
    Other transfers from (to) the General Account                  719,146          1,308,253            645,719          1,097,965
    Net increase (decrease) in investment by Sponsor                     -             (1,806)                 -             (1,925)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                       14,372,158         12,472,041          5,511,332         11,643,338
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                        7,531,726         10,383,872          1,373,507         10,889,280

NET ASSETS:
  Beginning of year                                             13,231,461          2,847,589         13,091,732          2,202,452
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $    20,763,187    $    13,231,461    $    14,465,239    $    13,091,732
                                                           ===============    ===============    ===============    ===============

                                                                          JANUS
                                                                          ASPEN
                                                                   INTERNATIONAL GROWTH
                                                                      SERVICE SHARES

                                                                 YEAR ENDED DECEMBER 31,
                                                           ----------------------------------
                                                                 2002               2001
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       (99,886)   $       (45,480)
    Net realized gain (loss)                                    (2,200,976)          (945,501)
    Net unrealized gain (loss)                                  (1,084,232)           205,973
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations       (3,385,094)          (785,008)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        3,998,440          6,373,261
    Withdrawals                                                 (1,618,227)          (320,691)
    Contract benefits                                             (284,213)           (62,980)
    Contract charges                                               (21,067)           (10,015)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    1,766,605          5,652,714
    Other transfers from (to) the General Account                  351,559         (2,725,387)
    Net increase (decrease) in investment by Sponsor                     -             (1,764)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        4,193,097          8,905,138
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                          808,003          8,120,130

NET ASSETS:
  Beginning of year                                             10,977,129          2,856,999
                                                           ---------------    ---------------
  End of year                                              $    11,785,132    $    10,977,129
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                                              MFS                       OPPENHEIMER
                                                           MFS MID CAP       MFS NEW         TOTAL           MFS          CAPITAL
                                                             GROWTH         DISCOVERY       RETURN       UTILITIES     APPRECIATION
                                                             SERVICE         SERVICE        SERVICE       SERVICE         SERVICE
                                                              CLASS           CLASS          CLASS          CLASS         SHARES
                                                             PERIOD          PERIOD         PERIOD         PERIOD         PERIOD
                                                           FROM 5/1/02*   FROM 5/1/02*   FROM 5/1/02*   FROM 5/1/02*   FROM 5/1/02*
                                                           TO 12/31/02     TO 12/31/02    TO 12/31/02   TO 12/31/02     TO 12/31/02
                                                           ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $     (7,839)  $     (3,112)  $    (37,598)  $     (4,135)  $    (10,034)
    Net realized gain (loss)                                    (13,167)        (2,873)         8,461         (2,174)       (12,225)
    Net unrealized gain (loss)                                  (72,795)       (33,734)        59,115         36,573        (74,193)
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets from operations       (93,801)       (39,719)        29,978         30,264        (96,452)
                                                           ------------   ------------   ------------   ------------   ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                     1,187,523        246,159      2,865,314        320,466        977,044
    Withdrawals                                                (172,738)       (39,233)      (620,345)       (25,254)      (118,900)
    Contract benefits                                                 -              -       (114,569)             -        (37,768)
    Contract charges                                             (1,745)          (449)        (5,201)          (562)        (1,554)
    Transfers between sub-accounts
        (including Separate Account GPA), net                   481,648        301,675      5,917,269        318,959        924,891
    Other transfers from (to) the General Account               160,973        198,508      1,786,874        240,089        395,911
    Net increase (decrease) in investment by Sponsor              3,072          2,833          2,314          4,360          2,758
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net
        assets from contract transactions                     1,658,733        709,493      9,831,656        858,058      2,142,382
                                                           ------------   ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                     1,564,932        669,774      9,861,634        888,322      2,045,930

NET ASSETS:
  Beginning of year                                                   -              -              -              -              -
                                                           ------------   ------------   ------------   ------------   ------------
  End of year                                              $  1,564,932   $    669,774   $  9,861,634   $    888,322   $  2,045,930
                                                           ============   ============   ============   ============   ============

                                                            OPPENHEIMER
                                                              GLOBAL
                                                            SECURITIES
                                                          SERVICE SHARES
                                                              PERIOD
                                                           FROM 5/1/02*
                                                           TO 12/31/02
                                                          --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $    (16,200)
    Net realized gain (loss)                                   (164,617)
    Net unrealized gain (loss)                                  (68,733)
                                                           ------------
    Net increase (decrease) in net assets from operations      (249,550)
                                                           ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                       752,982
    Withdrawals                                                 (98,961)
    Contract benefits                                           (14,655)
    Contract charges                                             (3,185)
    Transfers between sub-accounts
        (including Separate Account GPA), net                 1,368,539
    Other transfers from (to) the General Account             1,329,666
    Net increase (decrease) in investment by Sponsor              2,688
                                                           ------------
    Net increase (decrease) in net
        assets from contract transactions                     3,337,074
                                                           ------------
    Net increase (decrease) in net assets                     3,087,524

NET ASSETS:
  Beginning of year                                                   -
                                                           ------------
  End of year                                              $  3,087,524
                                                           ============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                              OPPENHEIMER       OPPENHEIMER         OPPENHEIMER
                                                                  HIGH          MAIN STREET           MULTIPLE
                                                                 INCOME        GROWTH & INCOME       STRATEGIES
                                                                SERVICE            SERVICE            SERVICE
                                                                 SHARES             SHARES             SHARES
                                                                 PERIOD             PERIOD             PERIOD
                                                              FROM 5/1/02*       FROM 5/1/02*       FROM 5/1/02*
                                                              TO 12/31/02        TO 12/31/02        TO 12/31/02
                                                            ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                            $       (24,173)   $       (11,891)   $        (3,065)
    Net realized gain (loss)                                        (30,408)           (16,665)             7,089
    Net unrealized gain (loss)                                      231,301           (122,109)            11,886
                                                            ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations           176,720           (150,665)            15,910
                                                            ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                         1,347,416            539,382            257,420
    Withdrawals                                                    (222,408)          (144,110)           (24,423)
    Contract benefits                                                     -               (480)                 -
    Contract charges                                                 (2,467)            (1,829)              (357)
    Transfers between sub-accounts
        (including Separate Account GPA), net                     3,798,941          1,507,883            271,116
    Other transfers from (to) the General Account                 1,766,706          1,001,702            169,183
    Net increase (decrease) in investment by Sponsor                  2,320              2,589              4,204
                                                            ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                         6,690,508          2,905,137            677,143
                                                            ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                         6,867,228          2,754,472            693,053

NET ASSETS:
  Beginning of year                                                       -                  -                  -
                                                            ---------------    ---------------    ---------------
  End of year                                               $     6,867,228    $     2,754,472    $       693,053
                                                            ===============    ===============    ===============

                                                                    PIONEER FUND VCT
                                                                        CLASS II
                                                                                    PERIOD
                                                               YEAR ENDED        FROM 5/1/01*
                                                                12/31/02          TO 12/31/01
                                                            ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                            $       (37,911)   $        (6,196)
    Net realized gain (loss)                                       (351,851)            16,323
    Net unrealized gain (loss)                                   (1,861,813)           (61,670)
                                                            ---------------    ---------------
    Net increase (decrease) in net assets from operations        (2,251,575)           (51,543)
                                                            ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                         6,067,387          3,464,218
    Withdrawals                                                    (600,794)           (31,971)
    Contract benefits                                               (79,895)           (34,553)
    Contract charges                                                (17,766)            (1,964)
    Transfers between sub-accounts
        (including Separate Account GPA), net                     1,594,081            229,944
    Other transfers from (to) the General Account                 1,097,148            370,178
    Net increase (decrease) in investment by Sponsor                      -                235
                                                            ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                         8,060,161          3,996,087
                                                            ---------------    ---------------
    Net increase (decrease) in net assets                         5,808,586          3,944,544

NET ASSETS:
  Beginning of year                                               3,944,544                  -
                                                            ---------------    ---------------
  End of year                                               $     9,753,130    $     3,944,544
                                                            ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                        PIONEER                          SCUDDER TECHNOLOGY
                                                                   REAL ESTATE SHARES                          GROWTH
                                                                          VCT                             SERIES II CLASS A
                                                                      CLASS II (a)
                                                                                  PERIOD               YEAR ENDED DECEMBER 31,
                                                              YEAR ENDED       FROM 5/1/01*      ----------------------------------
                                                               12/31/02         TO 12/31/01            2002               2001
                                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       427,398    $        52,065    $       (97,745)   $       (65,707)
    Net realized gain (loss)                                      (223,366)            (2,412)        (1,264,272)        (1,650,921)
    Net unrealized gain (loss)                                    (951,611)            38,788         (2,317,229)          (352,354)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations         (747,579)            88,441         (3,679,246)        (2,068,982)
                                                           ---------------    ---------------    ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        6,061,823          1,634,978          2,172,083          4,433,846
    Withdrawals                                                 (1,749,054)           (47,503)          (714,204)          (277,920)
    Contract benefits                                             (121,352)            (7,006)          (252,047)            (7,547)
    Contract charges                                               (21,093)              (864)           (16,636)            (8,670)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    8,739,197          1,763,705          1,643,789             34,869
    Other transfers from (to) the General Account                  223,693            546,750            275,410          1,702,369
    Net increase (decrease) in investment by Sponsor                (2,369)             1,823                  -             (1,502)
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                       13,130,845          3,891,883          3,108,395          5,875,445
                                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                       12,383,266          3,980,324           (570,851)         3,806,463

NET ASSETS:
  Beginning of year                                              3,980,324                  -          7,087,545          3,281,082
                                                           ---------------    ---------------    ---------------    ---------------
  End of year                                              $    16,363,590    $     3,980,324    $     6,516,694    $     7,087,545
                                                           ===============    ===============    ===============    ===============

                                                                           SVS
                                                                          DREMAN
                                                                        FINANCIAL
                                                                         SERVICES
                                                                    SERIES II CLASS A

                                                                 YEAR ENDED DECEMBER 31,
                                                           ----------------------------------
                                                                 2002               2001
                                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $       (71,345)   $       (30,561)
    Net realized gain (loss)                                      (234,715)           (35,453)
    Net unrealized gain (loss)                                    (904,902)            12,232
                                                           ---------------    ---------------
    Net increase (decrease) in net assets from operations       (1,210,962)           (53,782)
                                                           ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        3,919,192          3,653,275
    Withdrawals                                                 (1,216,426)          (125,082)
    Contract benefits                                             (302,553)           (18,939)
    Contract charges                                               (19,186)            (6,926)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    1,160,997          2,335,429
    Other transfers from (to) the General Account                  753,406            707,013
    Net increase (decrease) in investment by Sponsor                     -             (2,200)
                                                           ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        4,295,430          6,542,570
                                                           ---------------    ---------------
    Net increase (decrease) in net assets                        3,084,468          6,488,788

NET ASSETS:
  Beginning of year                                              7,242,926            754,138
                                                           ---------------    ---------------
  End of year                                              $    10,327,394    $     7,242,926
                                                           ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                                                                       T. ROWE PRICE
                                                                    INTERNATIONAL STOCK

                                                                  YEAR ENDED DECEMBER 31,
                                                            ----------------------------------
                                                                  2002               2001
                                                            ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                            $      (341,715)   $       476,647
    Net realized gain (loss)                                     (6,608,626)       (26,733,887)
    Net unrealized gain (loss)                                  (10,875,949)         6,026,364
                                                            ---------------    ---------------
    Net increase (decrease) in net assets from operations       (17,826,290)       (20,230,876)
                                                            ---------------    ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                        32,193,904         15,192,010
    Withdrawals                                                 (11,198,800)        (5,462,073)
    Contract benefits                                            (2,223,142)        (1,589,889)
    Contract charges                                               (110,372)           (66,138)
    Transfers between sub-accounts
        (including Separate Account GPA), net                    (5,179,204)        (5,040,525)
    Other transfers from (to) the General Account                 1,872,073          2,448,434
    Net increase (decrease) in investment by Sponsor                      -             (1,835)
                                                            ---------------    ---------------
    Net increase (decrease) in net
        assets from contract transactions                        15,354,459          5,479,984
                                                            ---------------    ---------------
    Net increase (decrease) in net assets                        (2,471,831)       (14,750,892)

NET ASSETS:
  Beginning of year                                              77,622,471         92,373,363
                                                            ---------------    ---------------
  End of year                                               $    75,150,640    $    77,622,471
                                                            ===============    ===============

* Date of initial investment
(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     The Allmerica Select Separate Account (the "Separate Account"), which funds the Allmerica Select Acclaim, Allmerica Select Charter, Allmerica Select Resource, Allmerica Select Resource II, Allmerica Select Reward and the Allmerica Optim-L annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on March 5, 1992 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC. AFLIAC's General Account is subject to the claims of creditors.

     On September 27, 2002, AFC announced plans to consider strategic alternatives with regard to its Allmerica Financial Services business unit, which includes the company's life insurance and annuity operations. This action was prompted by the continued sharp decline and volatility in the equity markets, as well as rating agency actions. Subsequently, AFC effectively ceased new sales of proprietary variable annuities and life insurance products.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account currently offers seventy Sub-Accounts, of which all had activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

          FUND GROUPS

          Allmerica Investment Trust (Service Shares) ("AIT")
          AIM Variable Insurance Funds (Series I Shares) ("AIM V.I. Series I") AIM Variable Insurance Funds (Series II Shares) ("AIM V.I. Series II") Alliance Variable Products Series Fund, Inc. (Class A) ("Alliance
           Class A")
          Alliance Variable Products Series Fund, Inc. (Class B) ("Alliance
           Class B")
          Deutsche Asset Management VIT Funds ("Deutsche VIT")
          Eaton Vance Variable Trust ("Eaton Vance VT")
          Fidelity Variable Insurance Products Fund ("Fidelity VIP")
          Fidelity Variable Insurance Products Fund (Service Class 2) ("Fidelity
           VIP Service Class 2")
          Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") Fidelity Variable Insurance Products Fund II (Service Class 2)
           ("Fidelity VIP II Service Class 2")
          Fidelity Variable Insurance Products Fund III ("Fidelity VIP III") Fidelity Variable Insurance Products Fund III (Service Class 2)
           ("Fidelity VIP III Service Class 2")
          Franklin Templeton Variable Insurance Products Trust (Class 2)
           ("FT VIP")
          INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")
          Janus Aspen Series (Service Shares)
          MFS Variable Insurance Trust (Service Class)
          Oppenheimer Variable Account Funds (Service Shares)
          Pioneer Variable Contracts Trust (Class II) ("Pioneer VCT Class II") Scudder Variable Series II (Class A) ("Scudder Series II Class A"or
           "SVS Series II Class A")
          T. Rowe Price International Series, Inc.


     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. The Sub-Accounts in the AIT Fund Group are managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of AFLIAC.

     On May 1, 2002, AIM V.I. Value Fund was renamed AIM V.I. Premier Equity Series I and Pioneer Real Estate Growth Shares VCT Portfolio Class II was renamed Pioneer Real Estate Shares VCT Portfolio Class II.

     On May 18, 2001 all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

     Explanations of certain financial statement line items appear below.

     STATEMENTS OF ASSETS AND LIABILITIES - Receivable from and Payable to Allmerica Financial Life and Annuity Company (Sponsor) represent adjustments for contract guarantees.

     STATEMENTS OF CHANGES IN NET ASSETS - Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed account is a part of AFLIAC's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by AFLIAC, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and General Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract benefits are payments made to Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract fee for the year ended are displayed in the table below.


                                                                            ALLMERICA SELECT
                                          ALLMERICA SELECT     ALLMERICA        RESOURCE &    ALLMERICA SELECT
VARIABLE ACCOUNT DEDUCTIONS:                   ACCLAIM      SELECT CHARTER     RESOURCE II         REWARD        ALLMERICA OPTIM-L
Mortality and Expense Risk (Annual Rate)        1.20%            1.25%            1.25%             1.25%              1.60%
Administrative Expense (Annual Rate)            0.15%            0.15%            0.15%             0.15%              0.15%

Contract Deductions:
Rider Fees (Annual Rate)                     0.15%-0.50%      0.15%-0.25%      0.15%-0.25%       0.20%-0.50%        0.20%-0.50%
Annual Contract Fee (Maximum)                    $35              $35              $30               $35                $35

     During the year ended December 31, 2002, management fees of the Underlying AIT Funds were paid directly by the funds to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. On March 27, 2002, shareholders of the AIT funds approved a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each Portfolio pays a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

     VeraVest Investments, Inc.(formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of AFLIAC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of VeraVest Investments, Inc. and to certain independent broker-dealers by AFLIAC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from Owners and sponsor were as follows:

                                                                ALLMERICA SELECT RESOURCE, ALLMERICA SELECT RESOURCE II,
                                                                  ALLMERICA SELECT CHARTER AND ALLMERICA SELECT REWARD
                                                                                  YEAR ENDED DECEMBER 31,
                                                                        2002                                  2001
                                                         ------------------------------------------------------------------------
                                                              UNITS              AMOUNT             UNITS              AMOUNT
                                                         ---------------    ---------------    ---------------    ---------------
AIT Core Equity Service Shares
  Issuance of Units                                            4,705,861    $     3,818,996                  -    $             -
  Redemption of Units                                         (2,551,225)        (2,058,633)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,154,636    $     1,760,363                  -    $             -
                                                         ===============    ===============    ===============    ===============

AIT Equity Index Service Shares
  Issuance of Units                                           57,168,080    $    40,751,809         30,802,887    $    25,351,175
  Redemption of Units                                        (38,365,226)       (26,488,288)       (15,298,356)       (12,158,848)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   18,802,854    $    14,263,521         15,504,531    $    13,192,327
                                                         ===============    ===============    ===============    ===============

AIT Government Bond Service Shares
  Issuance of Units                                           90,498,445    $    94,731,833                  -    $             -
  Redemption of Units                                        (33,349,636)       (34,634,024)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   57,148,809    $    60,097,809                  -    $             -
                                                         ===============    ===============    ===============    ===============

AIT Money Market Service Shares
  Issuance of Units                                          680,154,884    $   935,223,185      1,474,217,162    $ 1,989,334,090
  Redemption of Units                                       (665,260,333)      (914,717,082)    (1,443,410,706)    (1,947,434,489)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   14,894,551    $    20,506,103         30,806,456    $    41,899,601
                                                         ===============    ===============    ===============    ===============

AIT Select Aggressive Growth Service Shares
  Issuance of Units                                            9,247,660    $    16,586,222         91,166,797    $   213,502,200
  Redemption of Units                                        (33,276,630)       (57,060,568)      (105,815,473)      (243,570,783)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  (24,028,970)   $   (40,474,346)       (14,648,676)   $   (30,068,583)
                                                         ===============    ===============    ===============    ===============

AIT Select Capital Appreciation Service Shares
  Issuance of Units                                           10,129,401    $    21,308,506         12,260,542    $    26,789,787
  Redemption of Units                                        (23,831,217)       (47,827,945)       (23,027,039)       (50,203,751)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  (13,701,816)   $   (26,519,439)       (10,766,497)   $   (23,413,964)
                                                         ===============    ===============    ===============    ===============

AIT Select Emerging Markets Service Shares
  Issuance of Units                                           32,489,178    $    18,996,909         57,336,640    $    42,943,004
  Redemption of Units                                        (34,476,652)       (19,899,672)       (56,456,881)       (42,406,856)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   (1,987,474)   $      (902,763)           879,759    $       536,148
                                                         ===============    ===============    ===============    ===============

AIT Select Growth and Income Service Shares
  Issuance of Units                                           15,785,701    $    26,469,035         24,291,141    $    50,208,268
  Redemption of Units                                        (51,126,614)       (85,931,545)       (45,556,422)       (93,765,247)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  (35,340,913)   $   (59,462,510)       (21,265,281)   $   (43,556,979)
                                                         ===============    ===============    ===============    ===============

AIT Select Growth Service Shares
  Issuance of Units                                           11,798,357    $    21,139,256         21,514,795    $    51,905,510
  Redemption of Units                                        (39,613,344)       (68,519,024)       (44,952,309)      (105,638,967)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  (27,814,987)   $   (47,379,768)       (23,437,514)   $   (53,733,457)
                                                         ===============    ===============    ===============    ===============

AIT Select International Equity Service Shares
  Issuance of Units                                          110,976,854    $   141,161,196        486,700,958    $   757,911,042
  Redemption of Units                                       (131,338,022)      (167,770,400)      (502,219,253)      (786,223,384)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  (20,361,168)   $   (26,609,204)       (15,518,295)   $   (28,312,342)
                                                         ===============    ===============    ===============    ===============

AIT Select Investment Grade Income Service Shares
  Issuance of Units                                           70,494,282    $   111,626,428         56,179,655    $    84,153,303
  Redemption of Units                                        (79,139,460)      (125,880,842)       (42,797,478)       (63,636,575)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   (8,645,178)   $   (14,254,414)        13,382,177    $    20,516,728
                                                         ===============    ===============    ===============    ===============

AIT Select Strategic Growth Service Shares
  Issuance of Units                                           23,423,941    $     7,487,639         25,308,591    $    13,037,990
  Redemption of Units                                        (24,324,179)        (7,431,997)       (17,295,049)        (8,782,345)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                     (900,238)   $        55,642          8,013,542    $     4,255,645
                                                         ===============    ===============    ===============    ===============

AIT Select Strategic Income Service Shares
  Issuance of Units                                           51,113,645    $    57,941,246         16,051,415    $    17,375,321
  Redemption of Units                                        (20,613,706)       (23,451,791)        (3,001,314)        (3,048,665)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   30,499,939    $    34,489,455         13,050,101    $    14,326,656
                                                         ===============    ===============    ===============    ===============

AIT Select Value Opportunity Service Shares
  Issuance of Units                                           55,004,524    $    66,688,658         62,092,942    $    75,697,376
  Redemption of Units                                        (68,665,598)       (79,989,403)       (48,949,386)       (58,799,407)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  (13,661,074)   $   (13,300,745)        13,143,556    $    16,897,969
                                                         ===============    ===============    ===============    ===============

AIM V.I. Aggressive Growth Series I
  Issuance of Units                                           14,498,407    $     8,486,662        109,309,320    $    78,598,490
  Redemption of Units                                         (7,773,763)        (4,212,278)       (99,185,491)       (71,593,631)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    6,724,644    $     4,274,384         10,123,829    $     7,004,859
                                                         ===============    ===============    ===============    ===============

AIM V.I. Blue Chip Series I
  Issuance of Units                                           19,302,407    $    11,947,009         24,619,839    $    18,535,868
  Redemption of Units                                        (13,080,527)        (7,248,287)        (8,656,106)        (6,151,778)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    6,221,880    $     4,698,722         15,963,733    $    12,384,090
                                                         ===============    ===============    ===============    ===============

AIM V.I. Premier Equity Series I (a)
  Issuance of Units                                           27,564,620    $    19,695,295         47,296,994    $    39,364,196
  Redemption of Units                                        (25,511,174)       (17,240,634)       (23,840,147)       (19,700,145)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,053,446    $     2,454,661         23,456,847    $    19,664,051
                                                         ===============    ===============    ===============    ===============

AIM V.I. Basic Value Series II
  Issuance of Units                                           10,880,202    $     8,488,144                  -    $             -
  Redemption of Units                                         (3,524,649)        (2,658,434)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    7,355,553    $     5,829,710                  -    $             -
                                                         ===============    ===============    ===============    ===============

AIM V.I. Capital Development Series II
  Issuance of Units                                              314,591    $       259,583                  -    $             -
  Redemption of Units                                            (30,279)           (22,020)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      284,312    $       237,563                  -    $             -
                                                         ===============    ===============    ===============    ===============

Alliance Premier Growth Class A
  Issuance of Units                                           27,178,461    $    18,810,376         29,880,646    $    26,557,269
  Redemption of Units                                        (25,860,241)       (16,544,272)       (19,310,112)       (16,969,259)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    1,318,220    $     2,266,104         10,570,534    $     9,588,010
                                                         ===============    ===============    ===============    ===============

AllianceBernstein Small Cap Value Class B
  Issuance of Units                                            5,668,275    $     4,944,849                  -    $             -
  Redemption of Units                                         (2,907,479)        (2,479,666)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,760,796    $     2,465,183                  -    $             -
                                                         ===============    ===============    ===============    ===============

AllianceBernstein Value Class B
  Issuance of Units                                            3,024,824    $     2,554,099                  -    $             -
  Redemption of Units                                           (525,749)          (433,110)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,499,075    $     2,120,989                  -    $             -
                                                         ===============    ===============    ===============    ===============

Alliance Growth and Income Class B
  Issuance of Units                                           76,521,216    $    71,195,972         68,252,156    $    69,655,356
  Redemption of Units                                        (47,547,098)       (41,297,837)       (22,595,076)       (22,691,986)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   28,974,118    $    29,898,135         45,657,080    $    46,963,370
                                                         ===============    ===============    ===============    ===============

Alliance Premier Growth Class B
  Issuance of Units                                           10,399,901    $     7,167,396         11,855,047    $    10,583,594
  Redemption of Units                                         (6,476,646)        (4,181,872)        (3,964,711)        (3,173,590)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    3,923,255    $     2,985,524          7,890,336    $     7,410,004
                                                         ===============    ===============    ===============    ===============

Alliance Technology Class B
  Issuance of Units                                              686,467    $       507,560                  -    $             -
  Redemption of Units                                           (322,650)          (222,285)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      363,817    $       285,275                  -    $             -
                                                         ===============    ===============    ===============    ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                           96,597,162    $    62,736,830        167,689,003    $   131,025,324
  Redemption of Units                                        (93,780,771)       (60,994,500)      (166,286,066)      (130,733,999)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,816,391    $     1,742,330          1,402,937    $       291,325
                                                         ===============    ===============    ===============    ===============

Deutsche VIT Small Cap Index
  Issuance of Units                                           61,051,131    $    55,359,671         32,114,448    $    30,513,427
  Redemption of Units                                        (55,964,172)       (49,827,414)       (28,297,007)       (26,804,746)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    5,086,959    $     5,532,257          3,817,441    $     3,708,681
                                                         ===============    ===============    ===============    ===============

Eaton Vance VT Floating-Rate Income
  Issuance of Units                                           24,420,616    $    24,195,430         10,955,410    $    10,993,783
  Redemption of Units                                        (11,347,576)       (11,171,924)        (2,928,899)        (2,939,331)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   13,073,040    $    13,023,506          8,026,511    $     8,054,452
                                                         ===============    ===============    ===============    ===============

Eaton Vance VT Worldwide Health Sciences
  Issuance of Units                                           11,478,063    $    10,685,274          5,953,758    $     6,382,652
  Redemption of Units                                         (5,522,997)        (4,435,245)          (251,255)          (237,954)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    5,955,066    $     6,250,029          5,702,503    $     6,144,698
                                                         ===============    ===============    ===============    ===============

Fidelity VIP Equity-Income
  Issuance of Units                                           32,140,577    $    58,227,121         47,309,494    $    93,330,677
  Redemption of Units                                        (46,360,140)       (80,118,450)       (50,599,514)       (99,340,452)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  (14,219,563)   $   (21,891,329)        (3,290,020)   $    (6,009,775)
                                                         ===============    ===============    ===============    ===============

Fidelity VIP Growth
  Issuance of Units                                           12,955,169    $    23,590,364         18,793,833    $    44,867,177
  Redemption of Units                                        (34,202,921)       (61,294,392)       (34,816,435)       (81,792,409)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  (21,247,752)   $   (37,704,028)       (16,022,602)   $   (36,925,232)
                                                         ===============    ===============    ===============    ===============

Fidelity VIP High Income
  Issuance of Units                                          100,256,925    $    93,057,030         92,311,500    $    95,781,150
  Redemption of Units                                       (114,501,292)      (106,469,093)       (87,933,281)       (91,248,405)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                  (14,244,367)   $   (13,412,063)         4,378,219    $     4,532,745
                                                         ===============    ===============    ===============    ===============

Fidelity VIP II Contrafund
  Issuance of Units                                           57,114,136    $    46,180,637         29,725,565    $    25,190,614
  Redemption of Units                                        (45,253,759)       (36,111,305)       (17,503,894)       (15,174,371)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   11,860,377    $    10,069,332         12,221,671    $    10,016,243
                                                         ===============    ===============    ===============    ===============

Fidelity VIP III Growth & Income
  Issuance of Units                                           14,186,691    $    11,150,431         26,123,903    $    23,257,346
  Redemption of Units                                        (14,263,457)       (10,826,529)       (13,272,464)       (11,812,642)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      (76,766)   $       323,902         12,851,439    $    11,444,704
                                                         ===============    ===============    ===============    ===============

Fidelity VIP III Mid Cap
  Issuance of Units                                           68,740,334    $    65,205,466         61,839,136    $    59,401,276
  Redemption of Units                                        (52,376,463)       (48,408,422)       (45,384,668)       (43,520,533)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   16,363,871    $    16,797,044         16,454,468    $    15,880,743
                                                         ===============    ===============    ===============    ===============

Fidelity VIP III Value Strategies Service Class 2
  Issuance of Units                                            1,058,662    $       843,955                  -    $             -
  Redemption of Units                                           (173,891)          (133,362)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      884,771    $       710,593                  -    $             -
                                                         ===============    ===============    ===============    ===============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units                                            1,297,656    $     1,071,530                  -    $             -
  Redemption of Units                                           (227,698)          (165,677)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    1,069,958    $       905,853                  -    $             -
                                                         ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                           58,280,857    $    35,812,717         40,888,567    $    29,256,532
  Redemption of Units                                        (43,538,354)       (26,504,315)       (29,571,510)       (21,060,230)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   14,742,503    $     9,308,402         11,317,057    $     8,196,302
                                                         ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Value Securitites Class 2
  Issuance of Units                                           11,660,088    $     9,871,679                  -    $             -
  Redemption of Units                                         (9,403,161)        (7,655,802)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,256,927    $     2,215,877                  -    $             -
                                                         ===============    ===============    ===============    ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                           32,522,277    $    34,519,075         44,702,061    $    49,598,966
  Redemption of Units                                        (23,435,718)       (24,107,798)       (23,236,116)       (25,478,187)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    9,086,559    $    10,411,277         21,465,945    $    24,120,779
                                                         ===============    ===============    ===============    ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units                                           53,110,200    $    43,922,733                  -    $             -
  Redemption of Units                                        (49,051,875)       (40,813,985)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    4,058,325    $     3,108,748                  -    $             -
                                                         ===============    ===============    ===============    ===============

INVESCO VIF Dynamics
  Issuance of Units                                           20,188,863    $     9,907,295         37,387,052    $    23,722,048
  Redemption of Units                                        (17,076,323)        (7,840,265)       (28,891,855)       (18,297,977)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    3,112,540    $     2,067,030          8,495,197    $     5,424,071
                                                         ===============    ===============    ===============    ===============

INVESCO VIF Health Sciences
  Issuance of Units                                           10,529,146    $     8,267,226         15,415,809    $    13,600,613
  Redemption of Units                                         (8,017,273)        (5,967,153)        (7,663,647)        (6,796,432)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,511,873    $     2,300,073          7,752,162    $     6,804,181
                                                         ===============    ===============    ===============    ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                           15,744,735    $     5,863,508         43,721,317    $    23,093,521
  Redemption of Units                                        (17,410,909)        (6,504,027)       (33,081,458)       (16,766,566)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   (1,666,174)   $      (640,519)        10,639,859    $     6,326,955
                                                         ===============    ===============    ===============    ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                           29,015,911    $    15,970,745         21,086,564    $    14,905,088
  Redemption of Units                                        (15,764,906)        (8,057,000)        (7,470,688)        (5,183,099)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   13,251,005    $     7,913,745         13,615,876    $     9,721,989
                                                         ===============    ===============    ===============    ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                           17,763,652    $    12,623,998         25,717,832    $    20,513,325
  Redemption of Units                                        (12,826,060)        (8,778,858)       (13,141,391)       (10,392,418)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    4,937,592    $     3,845,140         12,576,441    $    10,120,907
                                                         ===============    ===============    ===============    ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                          152,912,371    $    85,630,093        186,450,435    $   125,999,957
  Redemption of Units                                       (147,534,264)       (82,881,385)      (176,229,579)      (119,391,556)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    5,378,107    $     2,748,708         10,220,856    $     6,608,401
                                                         ===============    ===============    ===============    ===============

MFS Mid Cap Growth Service Class
  Issuance of Units                                            1,342,221    $     1,004,375                  -    $             -
  Redemption of Units                                           (265,983)          (185,623)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    1,076,238    $       818,752                  -    $             -
                                                         ===============    ===============    ===============    ===============

MFS New Discovery Service Class
  Issuance of Units                                              738,921    $       582,311                  -    $             -
  Redemption of Units                                            (95,358)           (75,389)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      643,563    $       506,922                  -    $             -
                                                         ===============    ===============    ===============    ===============

MFS Total Return Service Class
  Issuance of Units                                            9,527,136    $     8,653,284                  -    $             -
  Redemption of Units                                         (1,348,020)        (1,194,840)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    8,179,116    $     7,458,444                  -    $             -
                                                         ===============    ===============    ===============    ===============

MFS Utilities Service Class
  Issuance of Units                                              830,964    $       661,047                  -    $             -
  Redemption of Units                                            (51,963)           (38,948)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      779,001    $       622,099                  -    $             -
                                                         ===============    ===============    ===============    ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units                                            2,356,665    $     1,924,980                  -    $             -
  Redemption of Units                                           (319,185)          (251,814)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,037,480    $     1,673,166                  -    $             -
                                                         ===============    ===============    ===============    ===============

Oppenheimer Global Securities Service Shares
  Issuance of Units                                           21,019,977    $    16,618,565                  -    $             -
  Redemption of Units                                        (17,541,802)       (13,714,704)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    3,478,175    $     2,903,861                  -    $             -
                                                         ===============    ===============    ===============    ===============

Oppenheimer High Income Service Shares
  Issuance of Units                                            9,822,799    $     8,960,590                  -    $             -
  Redemption of Units                                         (3,394,247)        (3,033,002)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    6,428,552    $     5,927,588                  -    $             -
                                                         ===============    ===============    ===============    ===============

Oppenheimer Main Street Growth & Income Service Shares
  Issuance of Units                                            3,341,084    $     2,814,791                  -    $             -
  Redemption of Units                                           (330,481)          (266,399)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    3,010,603    $     2,548,392                  -    $             -
                                                         ===============    ===============    ===============    ===============

Oppenheimer Multiple Strategies Service Shares
  Issuance of Units                                              846,342    $       739,110                  -    $             -
  Redemption of Units                                           (229,999)          (200,150)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      616,343    $       538,960                  -    $             -
                                                         ===============    ===============    ===============    ===============

Pioneer Fund VCT Class II
  Issuance of Units                                            7,920,841    $     6,554,360          3,762,176    $     3,394,279
  Redemption of Units                                         (2,527,257)        (1,843,965)          (484,980)          (390,452)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    5,393,584    $     4,710,395          3,277,196    $     3,003,827
                                                         ===============    ===============    ===============    ===============

Pioneer Real Estate Shares VCT Class II (a)
  Issuance of Units                                           16,863,529    $    18,875,854          3,874,474    $     4,067,976
  Redemption of Units                                         (8,107,469)        (8,785,021)          (399,940)          (417,339)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    8,756,060    $    10,090,833          3,474,534    $     3,650,637
                                                         ===============    ===============    ===============    ===============

Scudder Technology Growth Series II Class A
  Issuance of Units                                           16,216,098    $     6,404,032         33,860,238    $    20,258,690
  Redemption of Units                                        (11,682,930)        (4,192,309)       (26,346,524)       (15,784,222)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    4,533,168    $     2,211,723          7,513,714    $     4,474,468
                                                         ===============    ===============    ===============    ===============

SVS Dreman Financial Services Series II Class A
  Issuance of Units                                           13,973,331    $    14,072,076         11,777,547    $    12,275,865
  Redemption of Units                                        (10,912,844)       (10,825,877)        (6,720,987)        (7,021,975)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    3,060,487    $     3,246,199          5,056,560    $     5,253,890
                                                         ===============    ===============    ===============    ===============

T. Rowe Price International Stock
  Issuance of Units                                          122,978,037    $   124,478,577        250,288,737    $   304,311,127
  Redemption of Units                                       (120,687,005)      (121,544,986)      (247,079,014)      (302,050,326)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,291,032    $     2,933,591          3,209,723    $     2,260,801
                                                         ===============    ===============    ===============    ===============

(a)  Name changed. See Note 1.

                                                                                 ALLMERICA SELECT ACCLAIM
                                                                                  YEAR ENDED DECEMBER 31,
                                                                        2002                                  2001
                                                         ------------------------------------------------------------------------
                                                              UNITS              AMOUNT             UNITS              AMOUNT
                                                         ---------------    ---------------    ---------------    ---------------
AIT Core Equity Service Shares
  Issuance of Units                                              447,454    $       370,749                  -    $             -
  Redemption of Units                                            (25,287)           (20,085)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      422,167    $       350,664                  -    $             -
                                                         ===============    ===============    ===============    ===============

AIT Equity Index Service Shares
  Issuance of Units                                           11,327,018    $     8,494,711          2,981,388    $     2,599,891
  Redemption of Units                                         (2,331,370)        (1,621,483)          (106,685)           (90,902)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    8,995,648    $     6,873,228          2,874,703    $     2,508,989
                                                         ===============    ===============    ===============    ===============

AIT Government Bond Service Shares
  Issuance of Units                                           11,027,939    $    11,594,645                  -    $             -
  Redemption of Units                                         (3,190,105)        (3,370,209)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    7,837,834    $     8,224,436                  -    $             -
                                                         ===============    ===============    ===============    ===============

AIT Money Market Service Shares
  Issuance of Units                                           77,993,856    $    80,884,985         20,766,963    $    21,324,367
  Redemption of Units                                        (48,344,386)       (50,144,444)       (10,630,493)       (10,942,505)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   29,649,470    $    30,740,541         10,136,470    $    10,381,862
                                                         ===============    ===============    ===============    ===============

AIT Select Aggressive Growth Service Shares
  Issuance of Units                                            1,202,167    $       764,693          1,821,995    $     1,454,709
  Redemption of Units                                           (768,294)          (496,112)          (336,426)          (238,434)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      433,873    $       268,581          1,485,569    $     1,216,275
                                                         ===============    ===============    ===============    ===============

AIT Select Capital Appreciation Service Shares
  Issuance of Units                                            3,802,938    $     3,511,030          1,692,722    $     1,638,313
  Redemption of Units                                         (1,541,647)        (1,309,159)          (176,518)          (157,959)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,261,291    $     2,201,871          1,516,204    $     1,480,354
                                                         ===============    ===============    ===============    ===============

AIT Select Emerging Markets Service Shares
  Issuance of Units                                            2,634,995    $     2,227,132            914,984    $       767,597
  Redemption of Units                                           (854,479)          (678,061)          (305,203)          (257,156)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    1,780,516    $     1,549,071            609,781    $       510,441
                                                         ===============    ===============    ===============    ===============

AIT Select Growth and Income Service Shares
  Issuance of Units                                            2,457,189    $     1,889,355          2,999,309    $     2,675,013
  Redemption of Units                                         (1,293,102)          (887,885)          (639,739)          (519,837)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    1,164,087    $     1,001,470          2,359,570    $     2,155,176
                                                         ===============    ===============    ===============    ===============

AIT Select Growth Service Shares
  Issuance of Units                                           11,124,116    $     6,960,124          2,471,146    $     1,838,327
  Redemption of Units                                         (1,850,276)        (1,021,934)           (97,484)           (68,926)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    9,273,840    $     5,938,190          2,373,662    $     1,769,401
                                                         ===============    ===============    ===============    ===============

AIT Select International Equity Service Shares
  Issuance of Units                                           10,402,445    $     7,701,408          3,464,654    $     2,949,112
  Redemption of Units                                         (1,808,712)        (1,266,480)          (765,569)          (635,948)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    8,593,733    $     6,434,928          2,699,085    $     2,313,164
                                                         ===============    ===============    ===============    ===============

AIT Select Investment Grade Income Service Shares
  Issuance of Units                                           26,329,817    $    29,478,280          9,343,044    $    10,096,232
  Redemption of Units                                        (11,648,908)       (13,170,950)        (1,235,127)        (1,349,253)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   14,680,909    $    16,307,330          8,107,917    $     8,746,979
                                                         ===============    ===============    ===============    ===============

AIT Select Strategic Growth Service Shares
  Issuance of Units                                            2,965,078    $     1,180,815            934,929    $       597,466
  Redemption of Units                                         (2,176,924)          (773,103)          (125,882)           (67,687)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      788,154    $       407,712            809,047    $       529,779
                                                         ===============    ===============    ===============    ===============

AIT Select Strategic Income Service Shares
  Issuance of Units                                           13,049,907    $    14,543,760          2,623,083    $     2,842,766
  Redemption of Units                                         (4,458,013)        (5,043,708)           (94,244)          (102,523)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    8,591,894    $     9,500,052          2,528,839    $     2,740,243
                                                         ===============    ===============    ===============    ===============

AIT Select Value Opportunity Service Shares
  Issuance of Units                                            6,041,966    $     6,820,599          1,834,928    $     2,049,086
  Redemption of Units                                         (2,014,257)        (2,173,752)          (273,969)          (289,260)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    4,027,709    $     4,646,847          1,560,959    $     1,759,826
                                                         ===============    ===============    ===============    ===============

AIM V.I. Aggressive Growth Series I
  Issuance of Units                                            6,988,038    $     4,406,239          1,470,539    $     1,080,640
  Redemption of Units                                         (1,198,568)          (688,464)          (177,324)          (126,824)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    5,789,470    $     3,717,775          1,293,215    $       953,816
                                                         ===============    ===============    ===============    ===============

AIM V.I. Blue Chip Series I
  Issuance of Units                                            5,784,573    $     3,711,059          2,349,690    $     1,845,563
  Redemption of Units                                         (2,016,539)        (1,167,677)          (291,150)          (210,768)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    3,768,034    $     2,543,382          2,058,540    $     1,634,795
                                                         ===============    ===============    ===============    ===============

AIM V.I. Premier Equity Series I (a)
  Issuance of Units                                            5,745,727    $     4,305,796          3,720,658    $     3,294,511
  Redemption of Units                                         (2,076,565)        (1,355,096)          (222,966)          (187,820)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    3,669,162    $     2,950,700          3,497,692    $     3,106,691
                                                         ===============    ===============    ===============    ===============

AIM V.I. Basic Value Series II
  Issuance of Units                                            2,471,746    $     1,940,825                  -    $             -
  Redemption of Units                                           (281,353)          (215,715)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,190,393    $     1,725,110                  -    $             -
                                                         ===============    ===============    ===============    ===============

AIM V.I. Capital Development Series II
  Issuance of Units                                              246,769    $       184,734                  -    $             -
  Redemption of Units                                            (40,922)           (31,049)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      205,847    $       153,685                  -    $             -
                                                         ===============    ===============    ===============    ===============

AllianceBernstein Small Cap Value Class B
  Issuance of Units                                              724,468    $       618,645                  -    $             -
  Redemption of Units                                            (62,665)           (48,244)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      661,803    $       570,401                  -    $             -
                                                         ===============    ===============    ===============    ===============

AllianceBernstein Value Class B
  Issuance of Units                                              668,094    $       577,610                  -    $             -
  Redemption of Units                                           (105,145)           (87,610)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      562,949    $       490,000                  -    $             -
                                                         ===============    ===============    ===============    ===============

Alliance Growth and Income Class B
  Issuance of Units                                           23,380,934    $    22,018,212          7,668,786    $     8,114,527
  Redemption of Units                                         (6,039,821)        (5,137,197)          (535,990)          (531,023)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   17,341,113    $    16,881,015          7,132,796    $     7,583,504
                                                         ===============    ===============    ===============    ===============

Alliance Premier Growth Class B
  Issuance of Units                                           13,985,970    $     9,249,662          5,415,182    $     4,415,001
  Redemption of Units                                         (3,779,286)        (2,299,570)          (574,886)          (429,034)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   10,206,684    $     6,950,092          4,840,296    $     3,985,967
                                                         ===============    ===============    ===============    ===============

Alliance Technology Class B
  Issuance of Units                                              281,220    $       179,814                  -    $             -
  Redemption of Units                                           (164,068)          (113,670)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      117,152    $        66,144                  -    $             -
                                                         ===============    ===============    ===============    ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                            1,551,459    $     1,104,025            201,796    $       171,403
  Redemption of Units                                           (817,497)          (547,271)           (33,533)           (27,885)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      733,962    $       556,754            168,263    $       143,518
                                                         ===============    ===============    ===============    ===============

Deutsche VIT Small Cap Index
  Issuance of Units                                            3,105,884    $     2,926,857            159,829    $       159,271
  Redemption of Units                                         (1,376,938)        (1,237,135)           (24,736)           (22,433)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    1,728,946    $     1,689,722            135,093    $       136,838
                                                         ===============    ===============    ===============    ===============

Eaton Vance VT Floating-Rate Income
  Issuance of Units                                            5,444,848    $     5,433,839          1,276,023    $     1,281,639
  Redemption of Units                                         (1,662,666)        (1,657,864)          (192,453)          (193,459)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    3,782,182    $     3,775,975          1,083,570    $     1,088,180
                                                         ===============    ===============    ===============    ===============

Eaton Vance VT Worldwide Health Sciences
  Issuance of Units                                            4,295,218    $     3,921,211            513,372    $       544,995
  Redemption of Units                                         (1,422,844)        (1,142,383)            (4,994)            (5,189)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,872,374    $     2,778,828            508,378    $       539,806
                                                         ===============    ===============    ===============    ===============

Fidelity VIP Equity-Income Service Class 2
  Issuance of Units                                           19,905,930    $    18,235,862          6,142,505    $     6,028,866
  Redemption of Units                                         (4,373,586)        (3,677,197)        (1,100,947)        (1,051,910)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   15,532,344    $    14,558,665          5,041,558    $     4,976,956
                                                         ===============    ===============    ===============    ===============

Fidelity VIP Growth Service Class 2
  Issuance of Units                                            9,194,823    $     6,019,354          5,027,614    $     4,165,255
  Redemption of Units                                         (3,516,920)        (2,203,269)          (529,569)          (391,785)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    5,677,903    $     3,816,085          4,498,045    $     3,773,470
                                                         ===============    ===============    ===============    ===============

Fidelity VIP High Income Service Class 2
  Issuance of Units                                           15,327,152    $    12,544,796          3,576,906    $     3,196,531
  Redemption of Units                                         (6,887,644)        (5,589,931)          (566,794)          (478,003)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    8,439,508    $     6,954,865          3,010,112    $     2,718,528
                                                         ===============    ===============    ===============    ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                           10,206,948    $     8,653,905          2,370,415    $     2,082,101
  Redemption of Units                                         (2,891,029)        (2,364,047)          (154,093)          (130,955)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    7,315,919    $     6,289,858          2,216,322    $     1,951,146
                                                         ===============    ===============    ===============    ===============

Fidelity VIP III Growth & Income Service Class 2
  Issuance of Units                                            4,194,523    $     3,424,985          1,712,351    $     1,524,696
  Redemption of Units                                         (1,458,138)        (1,096,859)           (97,016)           (81,084)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,736,385    $     2,328,126          1,615,335    $     1,443,612
                                                         ===============    ===============    ===============    ===============

Fidelity VIP III Mid Cap Service Class 2
  Issuance of Units                                            8,678,475    $     8,514,307          2,594,403    $     2,548,147
  Redemption of Units                                         (2,671,701)        (2,593,131)          (334,490)          (316,936)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    6,006,774    $     5,921,176          2,259,913    $     2,231,211
                                                         ===============    ===============    ===============    ===============

Fidelity VIP III Value Strategies Service Class 2
  Issuance of Units                                              530,038    $       418,718                  -    $             -
  Redemption of Units                                           (182,516)          (142,544)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      347,522    $       276,174                  -    $             -
                                                         ===============    ===============    ===============    ===============

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units                                              196,266    $       166,180                  -    $             -
  Redemption of Units                                            (23,822)           (18,700)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      172,444    $       147,480                  -    $             -
                                                         ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                            7,040,850    $     4,819,233          1,966,393    $     1,591,138
  Redemption of Units                                         (1,731,320)        (1,059,677)           (82,645)           (59,549)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    5,309,530    $     3,759,556          1,883,748    $     1,531,589
                                                         ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Value Securitites Class 2
  Issuance of Units                                            1,059,822    $       885,503                  -    $             -
  Redemption of Units                                           (153,167)          (118,964)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      906,655    $       766,539                  -    $             -
                                                         ===============    ===============    ===============    ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                            7,917,576    $     8,573,606          2,327,769    $     2,592,035
  Redemption of Units                                         (2,601,157)        (2,643,435)          (304,341)          (333,104)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    5,316,419    $     5,930,171          2,023,428    $     2,258,931
                                                         ===============    ===============    ===============    ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units                                            1,015,148    $       838,934                  -    $             -
  Redemption of Units                                            (67,541)           (53,902)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      947,607    $       785,032                  -    $             -
                                                         ===============    ===============    ===============    ===============

INVESCO VIF Dynamics
  Issuance of Units                                            1,964,373    $     1,111,864          1,490,299    $     1,053,440
  Redemption of Units                                         (1,176,822)          (619,203)          (210,622)          (117,753)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      787,551    $       492,661          1,279,677    $       935,687
                                                         ===============    ===============    ===============    ===============

INVESCO VIF Health Sciences
  Issuance of Units                                            3,179,199    $     2,597,905          1,807,048    $     1,654,099
  Redemption of Units                                         (1,488,407)        (1,143,671)          (273,394)          (238,876)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    1,690,792    $     1,454,234          1,533,654    $     1,415,223
                                                         ===============    ===============    ===============    ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                            2,953,062    $     1,389,633          3,385,064    $     2,112,097
  Redemption of Units                                         (2,124,875)          (979,367)          (765,202)          (428,918)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      828,187    $       410,266          2,619,862    $     1,683,179
                                                         ===============    ===============    ===============    ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                           13,595,822    $     8,331,036          4,015,563    $     2,965,787
  Redemption of Units                                         (3,278,475)        (1,872,625)          (326,699)          (215,735)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   10,317,347    $     6,458,411          3,688,864    $     2,750,052
                                                         ===============    ===============    ===============    ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                            3,604,533    $     2,735,992          1,955,555    $     1,726,089
  Redemption of Units                                         (1,440,190)        (1,069,801)          (258,156)          (203,658)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,164,343    $     1,666,191          1,697,399    $     1,522,431
                                                         ===============    ===============    ===============    ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                            4,022,761    $     2,604,563          3,309,255    $     2,628,157
  Redemption of Units                                         (1,868,564)        (1,160,173)          (467,450)          (331,420)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,154,197    $     1,444,390          2,841,805    $     2,296,737
                                                         ===============    ===============    ===============    ===============

MFS Mid Cap Growth Service Class
  Issuance of Units                                            1,306,584    $       968,478                  -    $             -
  Redemption of Units                                           (181,931)          (130,498)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    1,124,653    $       837,980                  -    $             -
                                                         ===============    ===============    ===============    ===============

MFS New Discovery Service Class
  Issuance of Units                                              269,538    $       214,833                  -    $             -
  Redemption of Units                                            (19,428)           (14,262)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      250,110    $       200,571                  -    $             -
                                                         ===============    ===============    ===============    ===============

MFS Total Return Service Class
  Issuance of Units                                            3,035,596    $     2,808,928                  -    $             -
  Redemption of Units                                           (496,323)          (457,782)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,539,273    $     2,351,146                  -    $             -
                                                         ===============    ===============    ===============    ===============

MFS Utilities Service Class
  Issuance of Units                                              305,363    $       253,951                  -    $             -
  Redemption of Units                                            (25,447)           (19,993)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      279,916    $       233,958                  -    $             -
                                                         ===============    ===============    ===============    ===============

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units                                              650,164    $       534,045                  -    $             -
  Redemption of Units                                            (84,694)           (66,829)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      565,470    $       467,216                  -    $             -
                                                         ===============    ===============    ===============    ===============

Oppenheimer Global Securities Service Shares
  Issuance of Units                                              542,013    $       440,687                  -    $             -
  Redemption of Units                                            (12,326)            (9,594)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      529,687    $       431,093                  -    $             -
                                                         ===============    ===============    ===============    ===============

Oppenheimer High Income Service Shares
  Issuance of Units                                              865,372    $       796,864                  -    $             -
  Redemption of Units                                            (68,383)           (62,047)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      796,989    $       734,817                  -    $             -
                                                         ===============    ===============    ===============    ===============

Oppenheimer Main Street Growth & Income Service Shares
  Issuance of Units                                              588,545    $       501,125                  -    $             -
  Redemption of Units                                           (187,409)          (152,874)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      401,136    $       348,251                  -    $             -
                                                         ===============    ===============    ===============    ===============

Oppenheimer Multiple Strategies Service Shares
  Issuance of Units                                              199,917    $       178,089                  -    $             -
  Redemption of Units                                            (53,316)           (48,398)                 -                  -
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      146,601    $       129,691                  -    $             -
                                                         ===============    ===============    ===============    ===============

Pioneer Fund VCT Class II
  Issuance of Units                                            5,434,086    $     4,541,966          1,114,539    $       995,990
  Redemption of Units                                         (1,591,537)        (1,192,200)            (3,865)            (3,730)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    3,842,549    $     3,349,766          1,110,674    $       992,260
                                                         ===============    ===============    ===============    ===============

Pioneer Real Estate Shares VCT Class II (a)
  Issuance of Units                                            4,429,608    $     5,013,894            227,343    $       241,291
  Redemption of Units                                         (1,798,092)        (1,973,663)               (42)               (45)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    2,631,516    $     3,040,231            227,301    $       241,246
                                                         ===============    ===============    ===============    ===============

Scudder Technology Growth Series II Class A
  Issuance of Units                                            3,738,227    $     1,785,176          2,706,018    $     1,707,458
  Redemption of Units                                         (2,072,559)          (888,505)          (531,621)          (306,479)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                    1,665,668    $       896,671          2,174,397    $     1,400,979
                                                         ===============    ===============    ===============    ===============

SVS Dreman Financial Services Series II Class A
  Issuance of Units                                            2,098,915    $     2,159,605          1,277,755    $     1,355,398
  Redemption of Units                                         (1,128,376)        (1,110,375)           (63,380)           (66,720)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                      970,539    $     1,049,230          1,214,375    $     1,288,678
                                                         ===============    ===============    ===============    ===============

T. Rowe Price International Stock
  Issuance of Units                                           20,223,069    $    14,689,937          4,534,765    $     3,621,753
  Redemption of Units                                         (3,440,955)        (2,269,068)          (528,110)          (402,569)
                                                         ---------------    ---------------    ---------------    ---------------
    Net increase (decrease)                                   16,782,114    $    12,420,869          4,006,655    $     3,219,184
                                                         ===============    ===============    ===============    ===============

(a)  Name changed. See Note 1.

                                                                          ALLMERICA OPTIM-L
                                                                       YEAR ENDED DECEMBER 31,
                                                                   2002                       2001
                                                         ------------------------    -----------------------
                                                            UNITS        AMOUNT         UNITS       AMOUNT
                                                         ----------    ----------    ----------   ----------
AIT Core Equity Service Shares
  Issuance of Units                                           9,122    $    8,981             -   $        -
  Redemption of Units                                          (129)         (131)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   8,993    $    8,850             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Equity Index Service Shares
  Issuance of Units                                          21,334    $   21,620             -   $        -
  Redemption of Units                                           (24)          (24)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                  21,310    $   21,596             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Government Bond Service Shares
  Issuance of Units                                          41,758    $   41,842             -   $        -
  Redemption of Units                                           (51)          (51)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                  41,707    $   41,791             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Money Market Service Shares
  Issuance of Units                                          66,778    $   66,767             -   $        -
  Redemption of Units                                           (41)          (41)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                  66,737    $   66,726             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Select Aggressive Growth Service Shares
  Issuance of Units                                           9,103    $    9,127             -   $        -
  Redemption of Units                                            (9)           (9)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   9,094    $    9,118             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Select Capital Appreciation Service Shares
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Select Emerging Markets Service Shares
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Select Growth and Income Service Shares
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Select Growth Service Shares
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Select International Equity Service Shares
  Issuance of Units                                          16,985    $   16,201             -   $        -
  Redemption of Units                                           (37)          (36)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                  16,948    $   16,165             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Select Investment Grade Income Service Shares
  Issuance of Units                                          18,357    $   18,410             -   $        -
  Redemption of Units                                           (19)          (19)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                  18,338    $   18,391             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Select Strategic Growth Service Shares
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Select Strategic Income Service Shares
  Issuance of Units                                          10,117    $   10,147             -   $        -
  Redemption of Units                                           (24)          (24)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                  10,093    $   10,123             -   $        -
                                                         ==========    ==========    ==========   ==========

AIT Select Value Opportunity Service Shares
  Issuance of Units                                           6,734    $    6,668             -   $        -
  Redemption of Units                                           (14)          (14)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   6,720    $    6,654             -   $        -
                                                         ==========    ==========    ==========   ==========

AIM V.I. Aggressive Growth Series II
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

AIM V.I. Basic Value Series II
  Issuance of Units                                          14,049    $   13,709             -   $        -
  Redemption of Units                                           (24)          (24)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                  14,025    $   13,685             -   $        -
                                                         ==========    ==========    ==========   ==========

AIM V.I. Blue Chip Series II
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

AIM V.I. Capital Development Series II
  Issuance of Units                                          14,940    $   15,000             -   $        -
  Redemption of Units                                           (16)          (16)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                  14,924    $   14,984             -   $        -
                                                         ==========    ==========    ==========   ==========

AIM V.I. Premier Equity Series II
  Issuance of Units                                           2,000    $    2,001             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,001             -   $        -
                                                         ==========    ==========    ==========   ==========

AllianceBernstein Small Cap Value Class B
  Issuance of Units                                           8,935    $    8,917             -   $        -
  Redemption of Units                                          (452)         (397)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   8,483    $    8,520             -   $        -
                                                         ==========    ==========    ==========   ==========

AllianceBernstein Value Class B
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

Alliance Growth and Income Class B
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

Alliance Premier Growth Class B
  Issuance of Units                                           9,314    $    9,348             -   $        -
  Redemption of Units                                            (9)           (9)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   9,305    $    9,339             -   $        -
                                                         ==========    ==========    ==========   ==========

Alliance Technology Class B
  Issuance of Units                                          15,114    $   15,000             -   $        -
  Redemption of Units                                           (16)          (17)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                  15,098    $   14,983             -   $        -
                                                         ==========    ==========    ==========   ==========

Fidelity VIP Equity-Income Service Class 2
  Issuance of Units                                           7,859    $    7,705             -   $        -
  Redemption of Units                                          (110)         (111)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   7,749    $    7,594             -   $        -
                                                         ==========    ==========    ==========   ==========

Fidelity VIP Growth Service Class 2
  Issuance of Units                                           2,622    $    2,599             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,622    $    2,599             -   $        -
                                                         ==========    ==========    ==========   ==========

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                           2,061    $    2,060             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,061    $    2,060             -   $        -
                                                         ==========    ==========    ==========   ==========

Fidelity VIP III Mid Cap Service Class 2
  Issuance of Units                                           2,551    $    2,537             -   $        -
  Redemption of Units                                          (427)         (397)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,124    $    2,140             -   $        -
                                                         ==========    ==========    ==========   ==========

Fidelity VIP III Value Strategies Service Class 2
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

FT VIP Franklin Large Cap Growth Securities Class 2
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

FT VIP Franklin Small Cap Value Securitites Class 2
  Issuance of Units                                           8,422    $    8,500             -   $        -
  Redemption of Units                                            (8)           (8)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   8,414    $    8,492             -   $        -
                                                         ==========    ==========    ==========   ==========

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units                                           2,512    $    2,479             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,512    $    2,479             -   $        -
                                                         ==========    ==========    ==========   ==========

MFS Mid Cap Growth Service Class
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

MFS New Discovery Service Class
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

MFS Total Return Service Class
  Issuance of Units                                          22,323    $   22,500             -   $        -
  Redemption of Units                                          (446)         (434)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                  21,877    $   22,066             -   $        -
                                                         ==========    ==========    ==========   ==========

MFS Utilities Service Class
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

Oppenheimer Capital Appreciation Service Shares
  Issuance of Units                                           2,000    $    2,000             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,000    $    2,000             -   $        -
                                                         ==========    ==========    ==========   ==========

Oppenheimer Global Securities Service Shares
  Issuance of Units                                           2,124    $    2,120             -   $        -
  Redemption of Units                                             -             -             -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   2,124    $    2,120             -   $        -
                                                         ==========    ==========    ==========   ==========

Oppenheimer High Income Service Shares
  Issuance of Units                                          28,611    $   28,657             -   $        -
  Redemption of Units                                          (566)         (554)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                  28,045    $   28,103             -   $        -
                                                         ==========    ==========    ==========   ==========

Oppenheimer Main Street Growth & Income Service Shares
  Issuance of Units                                           8,418    $    8,500             -   $        -
  Redemption of Units                                            (8)           (8)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   8,410    $    8,492             -   $        -
                                                         ==========    ==========    ==========   ==========

Oppenheimer Multiple Strategies Service Shares
  Issuance of Units                                           8,474    $    8,500             -   $        -
  Redemption of Units                                            (8)           (8)            -            -
                                                         ----------    ----------    ----------   ----------
    Net increase (decrease)                                   8,466    $    8,492             -   $        -
                                                         ==========    ==========    ==========   ==========

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2002 were as follows:

                INVESTMENT PORTFOLIO                                     PURCHASES              SALES
                --------------------                                   -------------        -------------
AIT Core Equity Service Shares                                         $   3,945,008        $   1,825,771
AIT Equity Index Service Shares                                           40,653,976           17,398,438
AIT Government Bond Service Shares                                        90,845,640           21,886,908
AIT Money Market Service Shares                                          632,354,953          580,335,252
AIT Select Aggressive Growth Service Shares                                8,153,373           50,071,779
AIT Select Capital Appreciation Service Shares                             9,531,338           35,611,715
AIT Select Emerging Markets Service Shares                                15,713,339           15,279,074
AIT Select Growth and Income Service Shares                               11,813,486           71,788,585
AIT Select Growth Service Shares                                           7,634,399           51,391,592
AIT Select International Equity Service Shares                           120,088,100          138,713,792
AIT Select Investment Grade Income Service Shares                         75,064,906           64,135,341
AIT Select Strategic Growth Service Shares                                 5,278,333            5,027,353
AIT Select Strategic Income Service Shares                                57,844,650           12,217,250
AIT Select Value Opportunity Service Shares                               57,548,268           56,545,343
AIM V.I. Aggressive Growth Series I                                       10,140,519            2,331,733
AIM V.I. Blue Chip Series I                                               12,196,150            5,204,187
AIM V.I. Premier Equity Series I (a)                                      18,011,754           12,858,487
AIM V.I. Aggressive Growth  Series II                                          2,000                   12
AIM V.I. Basic Value Series II                                            10,247,841            2,708,484
AIM V.I. Blue Chip Series II                                                   2,000                   12
AIM V.I. Capital Development Series II                                       460,236               56,068
AIM V.I. Premier Equity Series II                                              2,009                   12
Alliance Premier Growth Class A                                           10,161,131            8,487,667
AllianceBernstein Small Cap Value Class B                                  5,210,137            2,180,054
AllianceBernstein Value Class B                                            2,855,102              252,489
Alliance Growth and Income Class B                                        70,274,195           21,243,979
Alliance Premier Growth Class B                                           13,138,649            3,391,797
Alliance Technology Class B                                                  707,639              343,190
Deutsche VIT EAFE Equity Index                                            60,322,201           58,029,527
Deutsche VIT Small Cap Index                                              49,326,534           42,147,947
Eaton Vance VT Floating-Rate Income                                       23,725,660            7,106,370
Eaton Vance VT Worldwide Health Sciences                                  12,418,611            3,552,700
Fidelity VIP Equity-Income                                                27,956,724           44,092,903
Fidelity VIP Growth                                                        3,570,952           43,128,632
Fidelity VIP High Income                                                  81,120,894           85,366,622
Fidelity VIP Equity-Income Service Class 2                                15,937,731            1,306,034
Fidelity VIP Growth Service Class 2                                        5,206,105            1,450,173
Fidelity VIP High Income Service Class 2                                  11,074,063            3,878,663
Fidelity VIP II Contrafund                                                39,291,841           29,371,249
Fidelity VIP II Contrafund Service Class 2                                 7,507,452            1,272,723
Fidelity VIP III Growth & Income                                           8,826,533            8,536,663
Fidelity VIP III Mid Cap                                                  52,484,968           35,920,066
Fidelity VIP III Growth & Income Service Class 2                           3,175,057              862,582
Fidelity VIP III Mid Cap Service Class 2                                   6,998,366            1,120,027
Fidelity VIP III Value Strategies Service Class 2                          1,235,239              250,668
FT VIP Franklin Large Cap Growth Securities Class 2                        1,210,203              158,878
FT VIP Franklin Small Cap Class 2                                         31,734,315           18,847,127
FT VIP Franklin Small Cap Value Securitites Class 2                       10,327,297            7,306,709
FT VIP Mutual Shares Securities Class 2                                   30,635,788           13,585,556
FT VIP Templeton Foreign Securities Class 2                               43,149,659           39,267,783
INVESCO VIF Dynamics                                                       9,743,213            7,285,644
INVESCO VIF Health Sciences                                                8,378,834            4,789,979
Janus Aspen Aggressive Growth Service Shares                               6,464,474            6,772,988
Janus Aspen Growth Service Shares                                         19,212,536            5,113,055
Janus Aspen Growth and Income Service Shares                              12,748,332            7,361,292
Janus Aspen International Growth Service Shares                           81,705,110           77,611,899
MFS Mid Cap Growth Service Class                                           1,911,874              260,980
MFS New Discovery Service Class                                              786,043               79,662
MFS Total Return Service Class                                            10,560,818              766,760
MFS Utilities Service Class                                                  926,167               72,244
Oppenheimer Capital Appreciation Service Shares                            2,371,662              239,314
Oppenheimer Global Securities  Service Shares                             16,708,972           13,388,098
Oppenheimer High Income Service Shares                                     9,275,885            2,609,550
Oppenheimer Main Street Growth & Income Service Shares                     3,164,195              270,949
Oppenheimer Multiple Strategies Service Shares                               896,616              222,538
Pioneer Fund VCT Class II                                                  9,878,556            1,856,306
Pioneer Real Estate Shares VCT Class II (a)                               18,468,836            4,910,593
Scudder Technology Growth Series II Class A                                6,620,922            3,610,272
SVS Dreman Financial Services Series II Class A                           13,949,890            9,725,805
T. Rowe Price International Stock                                        110,004,985           94,903,073

(a)  Name changed. See Note 1.

NOTE 6- FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2002 is as follows:

                                                                            AT DECEMBER 31
                                                                            --------------
                                                                                 UNIT        UNIT
                                                                      UNITS     VALUE        VALUE      NET ASSETS
                                                                      (000S)    LOWEST      HIGHEST       (000S)
                                                                      ------    ------      -------       ------
AIT CORE EQUITY SERVICE SHARES
2002                                                                   2,586  $ 0.814066  $ 1.001865      $ 2,107
2001                                                                     N/A         N/A         N/A          N/A
AIT EQUITY INDEX SERVICE SHARES
2002                                                                  47,370    0.623322    1.003365       29,911
2001                                                                  19,550    0.812753    0.853641       16,007
AIT GOVERNMENT BOND SERVICE SHARES
2002                                                                  65,028    1.014614    1.068596       69,466
2001                                                                     N/A         N/A         N/A          N/A
AIT MONEY MARKET SERVICE SHARES
2002                                                                 220,218    0.998714    1.375480      289,440
2001                                                                 175,608    1.034668    1.372160      237,539
AIT SELECT AGGRESSIVE GROWTH SERVICE SHARES
2002                                                                  58,956    0.531481    1.454024       83,938
2001                                                                  82,542    0.757301    2.072903      169,132
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2002                                                                  54,167    0.779686    1.841931       95,746
2001                                                                  65,605    1.008102    2.382763      154,224
AIT SELECT EMERGING MARKETS SERVICE SHARES
2002                                                                  28,563    0.619427    0.992696       17,983
2001                                                                  28,767    0.703264    0.840021       20,315
AIT SELECT GROWTH AND INCOME SERVICE SHARES
2002                                                                 101,111    0.630965    1.508464      149,418
2001                                                                 135,285    0.856301    2.048215      274,267
AIT SELECT GROWTH SERVICE SHARES
2002                                                                  95,688    0.514576    1.535543      135,038
2001                                                                 114,227    0.720470    2.151038      242,308
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES
2002                                                                  98,575    0.637781    1.153253      107,850
2001                                                                 110,326    0.801813    1.450602      158,277
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES
2002                                                                 141,742    1.015094    1.656197      223,568
2001                                                                 135,688    1.093240    1.553336      207,032
AIT SELECT STRATEGIC GROWTH SERVICE SHARES
2002                                                                  44,844    0.252413    1.017845       11,449
2001                                                                  44,954    0.477420    0.628555       21,585
AIT SELECT STRATEGIC INCOME SERVICE SHARES
2002                                                                  55,399    1.018793    1.180123       65,218
2001                                                                  16,297    1.085118    1.098863       17,873
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2002                                                                  83,894    0.996252    1.095115       91,319
2001                                                                  93,520    1.206814    1.327242      123,935
AIM V.I. AGGRESSIVE GROWTH SERIES I
2002                                                                  26,920    0.497858    0.540077       13,702
2001                                                                  14,406    0.652924    0.707931        9,478
AIM V.I. BLUE CHIP SERIES I
2002                                                                  30,652    0.508845    0.544586       15,806
2001                                                                  20,662    0.698932    0.747637       14,542
AIM V.I. PREMIER EQUITY SERIES I (A)
2002                                                                  35,089    0.555378    0.590933       19,743
2001                                                                  29,366    0.807661    0.858939       23,898
AIM V.I. AGGRESSIVE GROWTH SERIES II
2002                                                                       2    1.018690    1.018690            2
2001                                                                     N/A         N/A         N/A          N/A
AIM V.I. BASIC VALUE SERIES II
2002                                                                   9,560    0.758204    0.978285        7,252
2001                                                                     N/A         N/A         N/A          N/A
AIM V.I. BLUE CHIP SERIES II
2002                                                                       2    0.986689    0.986689            2
2001                                                                     N/A         N/A         N/A          N/A
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2002                                                                     505    0.741151    0.975481          378
2001                                                                     N/A         N/A         N/A          N/A
AIM V.I. PREMIER EQUITY SERIES II
2002                                                                       2    0.988404    0.988404            2
2001                                                                     N/A         N/A         N/A          N/A
ALLIANCE PREMIER GROWTH CLASS A
2002                                                                  59,366    0.567850    0.567850       33,711
2001                                                                  58,048    0.830394    0.830394       48,203
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2002                                                                   3,431    0.826391    1.011666        2,837
2001                                                                     N/A         N/A         N/A          N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2002                                                                   3,064    0.841414    1.006911        2,579
2001                                                                     N/A         N/A         N/A          N/A
ALLIANCE GROWTH AND INCOME CLASS B
2002                                                                 102,586    0.782540    0.996069       80,649
2001                                                                  56,269    1.020980    1.040222       57,587
ALLIANCE PREMIER GROWTH CLASS B
2002                                                                  26,889    0.540166    0.965764       15,295
2001                                                                  12,750    0.791745    0.887245       10,848
ALLIANCE TECHNOLOGY CLASS B
2002                                                                     496    0.677577    1.000258          341
2001                                                                     N/A         N/A         N/A          N/A
DEUTSCHE VIT EAFE EQUITY INDEX
2002                                                                   6,050    0.554217    0.586899        3,382
2001                                                                   2,499    0.716929    0.758821        1,799
DEUTSCHE VIT SMALL CAP INDEX
2002                                                                  10,857    0.775080    0.810943        8,482
2001                                                                   4,041    0.989836    1.035138        4,006
EATON VANCE VT FLOATING-RATE INCOME
2002                                                                  25,965    0.992469    0.993415       25,774
2001                                                                   9,110    1.003461    1.003839        9,142
EATON VANCE VT WORLDWIDE HEALTH SCIENCES
2002                                                                  15,038    0.795044    0.795759       11,959
2001                                                                   6,211    1.149105    1.149567        7,137
FIDELITY VIP EQUITY-INCOME
2002                                                                 105,303    1.605492    1.605492      169,063
2001                                                                 119,522    1.960551    1.960551      234,330
FIDELITY VIP GROWTH
2002                                                                  74,649    1.557255    1.557255      116,248
2001                                                                  95,897    2.259670    2.259670      216,696
FIDELITY VIP HIGH INCOME
2002                                                                  89,461    0.976605    0.976605       87,368
2001                                                                 103,705    0.957497    0.957497       99,298
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
2002                                                                  20,608    0.797494    1.000935       16,436
2001                                                                   5,068    0.975787    0.975787        4,945
FIDELITY VIP GROWTH SERVICE CLASS 2
2002                                                                  10,189    0.537840    0.989564        5,481
2001                                                                   4,508    0.782177    0.782177        3,526
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
2002                                                                  11,464    0.852532    0.852532        9,773
2001                                                                   3,024    0.836606    0.836606        2,530
FIDELITY VIP II CONTRAFUND
2002                                                                  28,591    0.746917    0.746917       21,355
2001                                                                  16,731    0.835649    0.835649       13,981
FIDELITY VIP II CONTRAFUND SERVICE CLASS 2
2002                                                                   9,553    0.781410    0.989839        7,465
2001                                                                   2,235    0.876272    0.876272        1,959
FIDELITY VIP III GROWTH & INCOME
2002                                                                  14,260    0.721704    0.721704       10,292
2001                                                                  14,337    0.877785    0.877785       12,585
FIDELITY VIP III MID CAP
2002                                                                  35,732    0.887219    0.887219       31,702
2001                                                                  19,368    0.997823    0.997823       19,326
FIDELITY VIP III GROWTH & INCOME SERVICE CLASS 2
2002                                                                   4,366    0.732791    0.732791        3,199
2001                                                                   1,629    0.893297    0.893297        1,456
FIDELITY VIP III MID CAP SERVICE CLASS 2
2002                                                                   8,280    0.905238    0.982403        7,496
2001                                                                   2,272    1.019877    1.019877        2,317
FIDELITY VIP III VALUE STRATEGIES SERVICE CLASS 2
2002                                                                   1,234    0.748572    0.979446          925
2001                                                                     N/A         N/A         N/A          N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2
2002                                                                   1,244    0.819349    0.992447        1,020
2001                                                                     N/A         N/A         N/A          N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2002                                                                  34,312    0.506560    1.042702       17,852
2001                                                                  14,258    0.720394    0.812863       10,446
FT VIP FRANKLIN SMALL CAP VALUE SECURITITES CLASS 2
2002                                                                   3,172    0.793867    1.012168        2,520
2001                                                                     N/A         N/A         N/A          N/A
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2002                                                                  39,047    0.971292    0.981192       38,023
2001                                                                  24,642    1.116467    1.120527       27,604
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2002                                                                   5,008    0.784668    0.943189        3,931
2001                                                                     N/A         N/A         N/A          N/A
INVESCO VIF DYNAMICS
2002                                                                  15,341    0.382240    0.447737        5,999
2001                                                                  11,441    0.569259    0.666480        6,637
INVESCO VIF HEALTH SCIENCES
2002                                                                  15,550    0.662142    0.695675       10,404
2001                                                                  11,347    0.888914    0.933449       10,155
JANUS ASPEN AGGRESSIVE GROWTH SERVICE SHARES
2002                                                                  14,136    0.314175    0.394977        4,720
2001                                                                  14,974    0.443288    0.557013        6,936
JANUS ASPEN GROWTH SERVICE SHARES
2002                                                                  44,226    0.454140    0.502519       20,763
2001                                                                  20,657    0.628567    0.695164       13,231
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2002                                                                  23,786    0.600482    0.647581       14,465
2001                                                                  16,684    0.778493    0.839133       13,092
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES
2002                                                                  23,860    0.483555    0.533082       11,785
2001                                                                  16,328    0.660584    0.727871       10,977
MFS MID CAP GROWTH SERVICE CLASS
2002                                                                   2,203    0.710023    1.003214        1,565
2001                                                                     N/A         N/A         N/A          N/A
MFS NEW DISCOVERY SERVICE CLASS
2002                                                                     896    0.747204    0.974514          670
2001                                                                     N/A         N/A         N/A          N/A
MFS TOTAL RETURN SERVICE CLASS
2002                                                                  10,740    0.917926    1.012670        9,862
2001                                                                     N/A         N/A         N/A          N/A
MFS UTILITIES SERVICE CLASS
2002                                                                   1,061    0.836850    1.033965          888
2001                                                                     N/A         N/A         N/A          N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2002                                                                   2,605    0.785168    1.012971        2,046
2001                                                                     N/A         N/A         N/A          N/A
OPPENHEIMER GLOBAL SECURITIES  SERVICE SHARES
2002                                                                   4,010    0.769823    0.964130        3,088
2001                                                                     N/A         N/A         N/A          N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2002                                                                   7,254    0.946384    1.028597        6,867
2001                                                                     N/A         N/A         N/A          N/A
OPPENHEIMER MAIN STREET GROWTH & INCOME SERVICE SHARES
2002                                                                   3,420    0.804930    0.969469        2,754
2001                                                                     N/A         N/A         N/A          N/A
OPPENHEIMER MULTIPLE STRATEGIES SERVICE SHARES
2002                                                                     771    0.897067    1.015912          693
2001                                                                     N/A         N/A         N/A          N/A
PIONEER FUND VCT CLASS II
2002                                                                  13,624    0.715665    0.716252        9,753
2001                                                                   4,388    0.898895    0.899174        3,945
PIONEER REAL ESTATE SHARES VCT CLASS II (A)
2002                                                                  15,089    1.084264    1.085203       16,364
2001                                                                   3,702    1.075206    1.075594        3,980
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2002                                                                  20,401    0.307973    0.368765        6,517
2001                                                                  14,202    0.484421    0.579741        7,088
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2002                                                                  10,983    0.937066    0.953358       10,327
2001                                                                   6,952    1.038791    1.056312        7,243
T. ROWE PRICE INTERNATIONAL STOCK
2002                                                                  88,355    0.626124    0.919656       75,151
2001                                                                  69,281    0.776785    1.141542       77,622


                                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                                  ------------------------------
                                                                     INVESTMENT*  EXPENSE**     EXPENSE**   TOTAL***     TOTAL***
                                                                       INCOME       RATIO         RATIO      RETURN       RETURN
                                                                        RATIO      LOWEST        HIGHEST     LOWEST       HIGHEST
                                                                        -----      ------        -------     ------       -------
AIT CORE EQUITY SERVICE SHARES
2002                                                                    1.28%       1.35%         1.75%      -18.59%       0.19%(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
AIT EQUITY INDEX SERVICE SHARES
2002                                                                     1.34        1.35          1.75       -23.31        0.34
2001                                                                     1.21        1.35          1.40       -13.25      -13.21
AIT GOVERNMENT BOND SERVICE SHARES
2002                                                                     4.64        1.35          1.75         1.46        6.86(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
AIT MONEY MARKET SERVICE SHARES
2002                                                                     1.62        1.35          1.75        -0.13        0.29
2001                                                                     4.10        1.35          1.40         2.82        2.88
AIT SELECT AGGRESSIVE GROWTH SERVICE SHARES
2002                                                                      N/A        1.35          1.75       -29.86       -2.44
2001                                                                      N/A        1.35          1.40       -22.73      -22.69
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2002                                                                      N/A        1.35          1.75       -22.70        2.32
2001                                                                      N/A        1.35          1.40        -2.52       -2.46
AIT SELECT EMERGING MARKETS SERVICE SHARES
2002                                                                     0.37        1.35          1.75       -11.92       -0.73
2001                                                                      N/A        1.35          1.40       -10.40      -10.36
AIT SELECT GROWTH AND INCOME SERVICE SHARES
2002                                                                     0.67        1.35          1.75       -26.35       -0.89
2001                                                                     0.54        1.35          1.40       -12.98      -12.94
AIT SELECT GROWTH SERVICE SHARES
2002                                                                     0.17        1.35          1.75       -28.61       -2.21
2001                                                                      N/A        1.35          1.40       -25.76      -25.72
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES
2002                                                                     1.61        1.35          1.75       -20.50       -3.12
2001                                                                     1.52        1.35          1.40       -22.62      -22.58
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES
2002                                                                     5.33        1.35          1.75         1.51        6.68
2001                                                                     5.91        1.35          1.40         6.43        6.49
AIT SELECT STRATEGIC GROWTH SERVICE SHARES
2002                                                                      N/A        1.35          1.75       -47.13        1.78
2001                                                                      N/A        1.35          1.40       -30.28      -30.24
AIT SELECT STRATEGIC INCOME SERVICE SHARES
2002                                                                     3.52        1.35          1.75         1.88        7.45
2001                                                                     4.38        1.35          1.40         5.45        5.51
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2002                                                                     0.64        1.35          1.75       -17.49        0.37
2001                                                                     0.63        1.35          1.40        11.11       11.17
AIM V.I. AGGRESSIVE GROWTH SERIES I
2002                                                                      N/A        1.35          1.40       -23.75      -23.71
2001                                                                      N/A        1.35          1.40       -27.10      -27.06
AIM V.I. BLUE CHIP SERIES I
2002                                                                      N/A        1.35          1.40       -27.20      -27.16
2001                                                                     0.02        1.35          1.40       -23.62      -23.59
AIM V.I. PREMIER EQUITY SERIES I (A)
2002                                                                     0.34        1.35          1.40       -31.24      -31.20
2001                                                                     0.25        1.35          1.40       -13.79      -13.74
AIM V.I. AGGRESSIVE GROWTH SERIES II
2002                                                                      N/A        1.35          1.75         1.87        1.87(d)
2001                                                                      N/A         N/A           N/A          N/A         N/A
AIM V.I. BASIC VALUE SERIES II
2002                                                                     0.00        1.35          1.75       -24.18       -2.17(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
AIM V.I. BLUE CHIP SERIES II
2002                                                                      N/A        1.35          1.75        -1.33       -1.33(d)
2001                                                                      N/A         N/A           N/A          N/A         N/A
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2002                                                                      N/A        1.35          1.75       -25.88       -2.45(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
AIM V.I. PREMIER EQUITY SERIES II
2002                                                                     1.20        1.35          1.75        -1.16       -1.16(d)
2001                                                                      N/A         N/A           N/A          N/A         N/A
ALLIANCE PREMIER GROWTH CLASS A
2002                                                                      N/A        1.35          1.40       -31.62      -31.62
2001                                                                      N/A        1.35          1.40       -18.37      -18.37
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2002                                                                     0.04        1.35          1.75       -17.36        1.17(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2002                                                                     0.03        1.35          1.75       -15.86        0.69(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
ALLIANCE GROWTH AND INCOME CLASS B
2002                                                                     0.57        1.35          1.75       -23.35       -0.39
2001                                                                     0.44        1.35          1.40        -1.25       -1.20
ALLIANCE PREMIER GROWTH CLASS B
2002                                                                      N/A        1.35          1.75       -31.81       -3.42
2001                                                                      N/A        1.35          1.40       -18.52      -11.28
ALLIANCE TECHNOLOGY CLASS B
2002                                                                      N/A        1.35          1.75       -32.24        0.03(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
DEUTSCHE VIT EAFE EQUITY INDEX
2002                                                                     1.25        1.35          1.40       -22.70      -22.66
2001                                                                      N/A        1.35          1.40       -25.74      -25.71
DEUTSCHE VIT SMALL CAP INDEX
2002                                                                     0.81        1.35          1.40       -21.70      -21.66
2001                                                                     2.23        1.35          1.40         0.64        0.69
EATON VANCE VT FLOATING-RATE INCOME
2002                                                                     0.28        1.35          1.40        -1.10       -1.04
2001                                                                     1.39        1.35          1.40         0.35        0.38(c)
EATON VANCE VT WORLDWIDE HEALTH SCIENCES
2002                                                                      N/A        1.35          1.40       -30.81      -30.78
2001                                                                      N/A        1.35          1.40        14.91       14.96(c)
FIDELITY VIP EQUITY-INCOME
2002                                                                     1.77        1.35          1.40       -18.11      -18.11
2001                                                                     1.75        1.35          1.40        -6.29       -6.29
FIDELITY VIP GROWTH
2002                                                                     0.27        1.35          1.40       -31.08      -31.08
2001                                                                     0.09        1.35          1.40       -18.80      -18.80
FIDELITY VIP HIGH INCOME
2002                                                                    10.99        1.35          1.40         2.00        2.00
2001                                                                    12.94        1.35          1.40       -12.97      -12.97
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
2002                                                                     0.74        1.35          1.75       -18.27        0.09
2001                                                                     0.18        1.35          1.40        -6.51       -6.51
FIDELITY VIP GROWTH SERVICE CLASS 2
2002                                                                     0.10        1.35          1.75       -31.24       -1.04
2001                                                                      N/A        1.35          1.40       -18.98      -18.98
FIDELITY VIP HIGH INCOME SERVICE CLASS 2
2002                                                                     5.46        1.35          1.40         1.90        1.90
2001                                                                     1.52        1.35          1.40       -13.12      -13.12
FIDELITY VIP II CONTRAFUND
2002                                                                     0.66        1.35          1.40       -10.62      -10.62
2001                                                                     0.35        1.35          1.40       -13.47      -13.47
FIDELITY VIP II CONTRAFUND SERVICE CLASS 2
2002                                                                     0.32        1.35          1.75       -10.83       -1.02
2001                                                                     0.08        1.35          1.40       -13.65      -13.65
FIDELITY VIP III GROWTH & INCOME
2002                                                                     1.11        1.35          1.40       -17.78      -17.78
2001                                                                     0.83        1.35          1.40       -10.03      -10.03
FIDELITY VIP III MID CAP
2002                                                                     0.65        1.35          1.40       -11.08      -11.08
2001                                                                      N/A        1.35          1.40        -4.57       -4.57
FIDELITY VIP III GROWTH & INCOME SERVICE CLASS 2
2002                                                                     0.80        1.35          1.40       -17.97      -17.97
2001                                                                     0.10        1.35          1.40       -10.24      -10.24
FIDELITY VIP III MID CAP SERVICE CLASS 2
2002                                                                     0.41        1.35          1.75       -11.24       -1.76
2001                                                                      N/A        1.35          1.40        -4.82       -4.82
FIDELITY VIP III VALUE STRATEGIES SERVICE CLASS 2
2002                                                                      N/A        1.35          1.75       -25.14       -2.06(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2
2002                                                                     0.11        1.35          1.75       -18.07       -0.76(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2002                                                                     0.26        1.35          1.75       -29.68        4.27(b)
2001                                                                     0.33        1.35          1.40       -16.44      -16.39
FT VIP FRANKLIN SMALL CAP VALUE SECURITITES CLASS 2
2002                                                                     0.48        1.35          1.75       -20.61        1.22(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2002                                                                     0.95        1.35          1.75       -13.05       -1.88(b)
2001                                                                     1.20        1.35          1.40         5.54        5.60
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2002                                                                     0.27        1.35          1.75       -21.53       -5.68(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
INVESCO VIF DYNAMICS
2002                                                                      N/A        1.35          1.40       -32.85      -32.82
2001                                                                      N/A        1.35          1.40       -32.10      -32.07
INVESCO VIF HEALTH SCIENCES
2002                                                                      N/A        1.35          1.40       -25.51      -25.47
2001                                                                     0.53        1.35          1.40       -13.81      -13.77
JANUS ASPEN AGGRESSIVE GROWTH SERVICE SHARES
2002                                                                      N/A        1.35          1.40       -29.13      -29.09
2001                                                                      N/A        1.35          1.40       -40.44      -40.41
JANUS ASPEN GROWTH SERVICE SHARES
2002                                                                      N/A        1.35          1.40       -27.75      -27.71
2001                                                                      N/A        1.35          1.40       -25.95      -25.91
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2002                                                                     0.61        1.35          1.40       -22.87      -22.83
2001                                                                     1.24        1.35          1.40       -14.79      -14.75
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES
2002                                                                     0.65        1.35          1.40       -26.80      -26.76
2001                                                                     0.79        1.35          1.40       -24.50      -24.46
MFS MID CAP GROWTH SERVICE CLASS
2002                                                                      N/A        1.35          1.75       -29.00        0.32(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
MFS NEW DISCOVERY SERVICE CLASS
2002                                                                      N/A        1.35          1.75       -25.28       -2.55(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
MFS TOTAL RETURN SERVICE CLASS
2002                                                                      N/A        1.35          1.75        -8.21        1.27(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
MFS UTILITIES SERVICE CLASS
2002                                                                      N/A        1.35          1.75       -16.32        3.40(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2002                                                                      N/A        1.35          1.75       -21.48        1.30(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
OPPENHEIMER GLOBAL SECURITIES  SERVICE SHARES
2002                                                                      N/A        1.35          1.75       -23.02       -3.59(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2002                                                                      N/A        1.35          1.75        -5.36        2.86(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
OPPENHEIMER MAIN STREET GROWTH & INCOME SERVICE SHARES
2002                                                                      N/A        1.35          1.75       -19.51       -3.05(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
OPPENHEIMER MULTIPLE STRATEGIES SERVICE SHARES
2002                                                                      N/A        1.35          1.75       -10.29        1.59(b)
2001                                                                      N/A         N/A           N/A          N/A         N/A
PIONEER FUND VCT CLASS II
2002                                                                     0.94        1.35          1.40       -20.38      -20.34
2001                                                                     0.87        1.35          1.40       -10.11      -10.08
PIONEER REAL ESTATE SHARES VCT CLASS II (A)
2002                                                                     4.83        1.35          1.40         0.84        0.89
2001                                                                     7.11        1.35          1.40         7.52        7.56
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2002                                                                     0.11        1.35          1.40       -36.42      -36.39
2001                                                                     0.11        1.35          1.40       -33.34      -33.31
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2002                                                                     0.71        1.35          1.40        -9.79       -9.75
2001                                                                     0.60        1.35          1.40        -6.19       -6.14
T. ROWE PRICE INTERNATIONAL STOCK
2002                                                                     0.99        1.35          1.40       -19.44      -19.40
2001                                                                     2.00        1.35          1.40       -23.30      -23.27

(a)  Name changed. See Note 1.

(b)  Start date 5/1/2002.

(c)  Start date 5/1/2001.

(d)  Start date 9/3/2002. Added for Allmerica Optim-L product only.

* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUB-ACCOUNT FROM THE UNDERLYING FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUB-ACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

                            PART C. OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
         Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

         Financial Statements Included in Part C
         None

     (b) EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

          EXHIBIT 3 (a)  Underwriting and Administrative Services Agreement was
                         previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                    (b) Bonus Product Commissions Schedule was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632), and is
                         incorporated by reference herein. Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                    (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                    (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                    (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

          EXHIBIT 4 The following documents were previously filed on May 11, 1999 in Registrant's Initial Registration Statement, (File Nos. 333-78245, 811-6632) and are incorporated herein by reference:

                         (a)  Contract Form A3028-99;

                         (b)  Specification Pages Form A8028-99;

                         (c)  Enhanced Death Benefit "EDB" Rider (Form 3263-99);

                         (d) Minimum Guaranteed Annuity Payout ("M-GAP") Rider (Form 3269-99);

                         (e)  Trail Employee Program Endorsement (Form 3275-99);

                         (f) Trail Employee Program Endorsement (Form 3275-99); and

                         (g)  Annuitization Withdrawal Endorsement (Form
                              3276-99);

                         (h) EER Rider (Form 3240-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein.

                         (i) EDB Rider (Form 3241-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein.

                         (j) Form of 15% Breakthrough EDB Rider (Form 3316-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is incorporated by reference herein.;

                         (k) Form of 10% Breakthrough EDB Rider (Form 3315-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is incorporated by reference herein.

                         (l) Form of Annual Step-Up With 5% Yield (Form 3312-02) (In Texas Form 3311-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is
                              incorporated by reference herein.

                         (m) Form of 15% Breakthrough with 5% Yield EDB Rider (Form 3318-02) was previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and is incorporated by reference herein.

                         (n) Form of 10% Breakthrough with 5% Yield EDB Rider (Form 3317-02); and Form of Annual Step-Up with 7% Yield EDB Rider (Form 3314-02) were previously filed on February 11, 2002 in Post-Effective Amendment No. 8 of Registrant's Registration Statement (Nos. 333-78245/811-6632), and are
                              incorporated by reference herein.

                         (o) 5% Discount Rider was previously filed in April 19, 2002 in Post-Effective Amendment No. 11 of Registrant's Registration Statement (Nos. 333-78245/811-06632), and are incorporated by reference herein.

                         (p) 7% EDB Rider (Form 3306-1) and 7% EDB Rider with Annual Step-up Rider (Form 3307-01) was previously filed in April 19, 2002 in Post-Effective

                              Amendment No. 7 of Registrant's Registration
                              Statement (Nos. 333-92115/811-6632), and are
                              incorporated by reference herein.

          EXHIBIT 5 Application Form AS-563 was previously filed on May 11, 1999 in Registrant's Initial Registration Statement (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

          EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632) and are
                         incorporated by reference herein.

          EXHIBIT 7 (a)  Variable Annuity GMDB Reinsurance Agreement between
                         Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated
                         December 1, 2002 was previously filed on February
                         12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                    (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                    (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                         incorporated by reference herein.

                    (d) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                         incorporated by reference herein.

          EXHIBIT 8 (a)  Fidelity Service Agreement was previously filed on
                         April 30, 1996 in Post-Effective No. 8 (File Nos. 33-47216, 811-6632 and is incorporated by reference herein.

                    (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                    (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                    (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                    (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

                    (f)  Directors' Power of Attorney is filed herewith.

          EXHIBIT 9      Opinion of Counsel is filed herewith.

          EXHIBIT 10     Consent of Independent Accountants is filed herewith.

          EXHIBIT 11     None.

          EXHIBIT 12     None.

          EXHIBIT 13 Schedule for Computation of Performance Calculations was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

          EXHIBIT 14     Not Applicable.

          EXHIBIT 15 (a) Form of Amendment to the Allmerica Investment Trust
                         Participation Agreement dated May 1, 2003 was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 15, 2001 was previously filed on April 19, 2001 in Post-Effective Amendment
                         No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                    (b) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                    (c) Amendment to Schedule A dated October 1, 2000 of the Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                    (d) Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                    (e) Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                    (f) Amendment dated May 1, 2001 to the Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed in April 19, 2002 in Post-Effective Amendment No. 28 of Registration Statement No. 33-47216/811-06293, and is incorporated by reference herein. Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                    (g) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration

                         Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                    (h) Amendment dated October 1, 2001 with Variable Insurance Products Fund III was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Participation Agreement with Variable Insurance Products III was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                    (i) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                    (j) Amendment dated October 31, 2001 to the Participation Agreement with INVESCO was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                    (k) Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                    (l) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.

                    (m) Eaton Vance Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Eaton Vance was previously filed on February 13, 2001 in Post-Effective Amendment No. 4 (File Nos. 333-782456/811-6632), and is
                         incorporated by reference herein.

                    (n) Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed in April 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                    (o) Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                    (p) Amendment dated May 1, 2001 to the Pioneer Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Charles F. Cronin                           Vice President and Corporate Group Counsel (since 2003);
    Vice President, Corporate Group         Secretary (since 2000); Assistant Vice President (1999-2003);
    Counsel and Secretary                   and Counsel (2000-2003) of First Allmerica;
                                            Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                            Senior Vice President (since 2003); Director and General
    Director, Senior Vice President and     Counsel (since 2000); Vice President (2000-2003)
    General Counsel                         of First Allmerica; Vice President (1999) of Promos Hotel
                                            Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 President and Chief Executive Officer (since 2002) of First
    Director, President and                 Allmerica; Director (since 2001) and Vice President (since 2000)
    Chief Executive Officer                 of First Allmerica; Senior Vice President of Life and Annuity
                                            Products (1997-1999) for The Equitable Life Assurance Society

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)


NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
    Chief Investment Officer                and President (since 1995) of Opus Investment Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Vice President & Treasurer              Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

Edward J. Parry, III                        Senior Vice President (since 2003); Director and Chief
    Director, Senior Vice President         Financial Officer (since 1996), Vice President (1993-2003)
    and Chief Financial Officer             and Treasurer (1993-2000) of First Allmerica

Robert P. Restrepo, Jr.                     Senior Vice President (since 2003); Director (since 1998);
    Director and Senior Vice President      Vice President (1998-2003) of First Allmerica;
                                            Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty


ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                          -------------------------------
                                          ALLMERICA FINANCIAL CORPORATION

                                                     DELAWARE
                                          -------------------------------
                                                         |
                                                         |
--------------------------------------------------------------------------------------------------------------------
100%                100%              100%                      100%           100%              100%           100%
-----------------  ----------------  --------------  ----------------  ------------  -----------------  -------------
     Opus                                               Allmerica
   Investment         Financial         Allmerica     Financial Life    AFC Capital    VeraVest, Inc.     First
Management, Inc.    Profiles, Inc.    Funding Corp    Insurance and       Trust I                        Sterling
                                                         Annuity                                          Limited
                                                         Company

 Massachusetts       California       Massachusetts   Massachusetts      Delaware      Massachusetts     Bermuda
-----------------  ----------------  --------------  ----------------  ------------  -----------------  -------------
  |                                                         |                                                |
  |                                                         |                                                |
  |                                                         |                                                |
  |                                                         |                                                   100%
  |                                                         |                                         --------------
  |                                                         |                                         First Sterling
  |                                                         |                                          Reinsurance
  |                                                         |                                            Company
  |                                                         |                                            Limited
  |                                                         |
  |                                                         |                                             Bermuda
  |                                                         |                                         --------------
  |                                                         |
  |  -------------------------------------------------------------------------------------------------------------------------------
  |          100%         100%          100%          100%         100%       100%         100%        100%         100%        100%
  |  ------------- ------------- ------------- ------------- -------- --------------- ---------- ----------- ---------- ------------
  |                                Allmerica     Allmerica   Allmerica     First     Allmerica   Allmerica   Allmerica    Allmerica
  |     VeraVest     VeraVest      Financial     Financial  Investments  Allmerica  Investments  Investment  Investment  Investments
  |   Investments,  Investment    Investment      Services   Insurance   Financial   Insurance   Insurance   Insurance    Insurance
  |      Inc.        Advisors,    Management     Insurance  Agency Inc.    Life      Agency of   Agency Inc.   Agency    Agency Inc.
  |                    Inc.        Services,      Agency,   of Alabama   Insurance    Florida,   of Georgia    Inc. of        of
  |                                   Inc.          Inc.                  Company      Inc.                   Kentucky   Mississippi
  |
  |  Massachusetts Massachusetts Massachusetts Massachusetts Alabama   Massachusetts  Florida     Georgia     Kentucky   Mississippi
  |  ------------- ------------- ------------- ------------- -------- --------------- ---------- ----------- ---------- ------------
  |                                                                          |
  |                                                                          |
---------------------------------------------------------------------   ---------------------------
         100%            100%         100%         100%          100%             100%         100%
--------------  ------------- ------------- -------------- ----------   --------------- -----------
  Allmerica       Allmerica         The       Allmerica      Citizens      Advantage      Allmerica
Benefits, Inc.      Asset         Hanover     Financial     Insurance      Insurance        Trust
                  Management,    Insurance    Insurance    Company of    Network, Inc.     Company,
                   Limited        Company      Brokers,     Illinois                         N.A.
                                                 Inc.

  Florida          Bermuda    New Hampshire  Massachusetts  Illinois       Delaware       Federally
                                                                                          Chartered
--------------  ------------- ------------- -------------- ----------   --------------- -----------
                                     |
                                     |
------------------------------------------------------------------------------------------------------------------------------------
      100%        100%            100%         100%           100%         100%            100%        100%        100%         100%
--------- --------------- ------------- ----------- -------------- -------------- --------------- ---------- ----------- -----------
Allmerica   Allmerica     The Hanover     Hanover    Massachusetts    Allmerica     AMGRO, Inc.   Citizens    Citizens     Citizens
Financial      Plus         American       Texas     Bay Insurance    Financial                   Insurance   Insurance    Insurance
 Benefit    Insurance      Insurance     Insurance      Company        Alliance                    Company   Company of   Company of
Insurance  Agency, Inc.     Company      Management                   Insurance                    of Ohio     America   the Midwest
 Company                                  Company,                     Company
                                            Inc.
Michigan   Massachusetts  New Hampshire    Texas     New Hampshire  New Hampshire  Massachusetts    Ohio      Michigan     Indiana
--------- --------------- ------------- ----------- -------------- -------------- --------------- ---------- ----------- -----------
                                                                                         |                        |
                                                                                         |                        |
                                                                             ----------------------------     ---------
                                                                                      100%           100%           100%
                                                                             --------------  ------------     ---------
                                                                                Lloyds           AMGRO         Citizens
                                                                                Credit        Receivables     Management
                                                                             Corporation      Corporation        Inc.

                                                                             Massachusetts      Delaware       Delaware
                                                                             --------------  ------------     ---------


                                                                                      --------------------
                                                                                             Hanover
                                                                                             Lloyd's
                                                                                            Insurance
                                                                                             Company

                                                                                              Texas
                                                                                      --------------------

                                                                                      Affiliated Lloyd's plan company, controlled by
                                                                                      Underwriters for the benefit of The Hanover
                                                                                      Insurance Company

                                                                                      --------------------   ---------------------
                                                                                             Allmerica            Allmerica
                                                                                         Investment Trust      Securities Trust

                                                                                          Massachusetts          Massachusetts
                                                                                      --------------------   ---------------------

                                                                                      Affiliated Management Investment Companies

                                                                                                   ------------------
                                                                                                     AAM High Yield
                                                                                                       Fund, L.L.C.

                                                                                                      Massachusetts
                                                                                                   ------------------

                                                                                      L.P. or L.L.C. established for the benefit
                                                                                      of First Allmerica, Allmerica Financial Life,
                                                                                      Hanover and Citizens

                                                                      ----------------      -----------------     ----------------
                                                                                                Greendale
                                                                      Allmerica Equity           Special                 AAM
                                                                         Index Pool          Placements Fund         Equity Fund

                                                                       Massachusetts          Massachusetts         Massachusetts
                                                                      ----------------      -----------------     ----------------

                                                                      Grantor Trusts established for the benefit of First Allmerica,
                                                                      Allmerica Financial Life, Hanover and Citizens


January 3, 2003

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

         NAME                                       ADDRESS                         TYPE OF BUSINESS
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Life Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Limited               440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653


Allmerica Financial Alliance Insurance            440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Investment corporation
                                                  Worcester MA 01653

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc.                         Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment  Trust
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company


AMGRO, Inc.                                       440 Lincoln Street              Premium financing
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         440 Lincoln Street              Risk management services
(formerly known as Sterling Risk Management       Worcester MA 01653
Services, Inc.)

Financial Profiles, Inc.                          5421 Avenida Encinas            Software company
                                                  Suite A
                                                  Carlsbad CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

The Hanover Insurance Company                     440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty


                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Opus Investment Management, Inc.                  440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Asset                Worcester MA 01653
Management, Inc.)

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

VeraVest Investment Advisors, Inc.                440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Investment           Worcester, MA 01653
Management Company, Inc.)

VeraVest Investments, Inc.                        440 Lincoln Street              Securities, retail broker-dealer
(formerly known as Allmerica                      Worcester MA 01653
Investments, Inc.)

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2003, there were 7,315 Contract Owners of qualified Contracts and 7,916 Contract Owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account,

               Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is:
         440 Lincoln Street
         Worcester, Massachusetts 01653

         NAME                      POSITION OR OFFICE WITH UNDERWRITER

Emil J. Aberizk, Jr.               Vice President

Michael J. Brodeur                 Vice President

Charles F. Cronin                  Secretary/Clerk

Claudia J. Eckels                  Vice President

J. Kendall Huber                   Director

Mark A. Hug                        Director and Vice President

Richard M. LaVista                 President

Mark C. McGivney                   Treasurer

William F. Monroe, Jr.             Vice President and Chief Compliance Officer

K. David Nunley                    Vice President

Jeffrey S. Rano                    Vice President and Chief Financial Officer

Robert Scheinerman                 Vice President

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2002. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2003.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By: /s/ Charles F. Cronin
                                Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURES                                TITLE                                                            DATE
/s/ Warren E. Barnes                      Vice President and Corporate Controller                          April 1, 2003
----------------------------------
Warren E. Barnes

Bruce C. Anderson*                        Director and Vice President
----------------------------------

J. Kendall Huber*                         Director, Senior Vice President and General Counsel
----------------------------------

Mark A. Hug*                              Director, President and Chief Executive Officer
----------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
----------------------------------

Edward J. Parry III*                      Director, Senior Vice President and Chief Financial Officer
----------------------------------

Robert P. Restrepo, Jr.*                  Director and Senior Vice President
----------------------------------

Gregory D. Tranter*                       Director and Vice President
----------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated January 6, 2003 duly executed by such persons.


/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-78245)

                                  EXHIBIT TABLE


Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants